As filed with the Securities and Exchange Commission on April 27, 2011

Registration Nos. 333-166995 and 811-04844

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment Number:	☐
Post-Effective Amendment Number: 1	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment Number: 75	☒

(Check appropriate box or boxes)

Separate Account I of Integrity Life Insurance Company

(Exact Name of Registrant)

Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Counsel -Securities

Western & Southern Financial Group, Inc.

400 Broadway, Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐    immediately upon filing pursuant to paragraph (b) of Rule 485

☒   on May 1, 2011 pursuant to paragraph (b) of Rule 485

☐    60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐    on (date) pursuant to paragraph (a)(1) of Rule 485

☐    75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐    This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered:  VAROOMSM Flexible Premium Variable Annuity

VAROOMSM Variable Annuity

May 1, 2011

Integrity Life Insurance Company

Separate Account I

This prospectus describes a flexible premium variable annuity contract.  The contract must be issued as a traditional IRA, Roth IRA, or SEP IRA (collectively referred to as IRAs).  This contract does not provide the tax advantages typically provided by an annuity contract.  The tax advantages of this contract exist solely through its qualification as an IRA.

You may invest your premiums in any of the Subaccounts listed below.

Equity Subaccounts
iShares® S&P 500 Index Fund
iShares® S&P 500 Growth Index Fund
iShares® S&P 500 Value Index Fund
iShares® S&P MidCap 400 Index Fund
iShares® S&P SmallCap 600 Index Fund
Vanguard® Dividend Appreciation Index Fund, ETF Shares
Vanguard® Large-Cap Index Fund, ETF Shares
Vanguard® Mega Cap 300 Index Fund, ETF Shares

Fixed Income Subaccounts
iShares® Barclays Aggregate Bond Fund
iShares® Barclays Intermediate Credit Bond Fund
iShares® Barclays TIPS Bond Fund
iShares® iBoxx $ High Yield Corporate Bond Fund
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares
Vanguard® Total Bond Market Index Fund, ETF Shares
Vanguard® Variable Insurance Fund Money Market Portfolio

International and Alternative Subaccounts
iShares® S&P/Citigroup International Treasury Bond Fund
Vanguard® Emerging Markets Stock Index Fund, ETF Shares
Vanguard® Tax-Managed International Fund, MSCI EAFE ETF Shares
Vanguard® REIT Index Fund, ETF Shares

Except for the Vanguard Variable Insurance Fund Money Market Portfolio, the Funds available for investment under this contract are also available for direct purchase by the general public.

Two of the reasons Exchange-Traded Funds (ETFs) are attractive to direct purchasers are tax efficiency and cost-effectiveness.  Tax efficiency associated with ETFs will not be realized by purchasing this contract because this contract is an IRA.  The ETFs in which the subaccounts invest are cost-effective, but that cost-effectiveness will be reduced by the expenses of this contract.  These expenses include the administration expenses that are used, in part, to reimburse us for the cost and commissions associated with investing in the underlying ETFs.

If you purchase shares of these Funds directly from a broker-dealer, you will not pay separate account expenses, but may pay commissions.  You will also not have access to an annuity benefit, a guaranteed Death Benefit and an optional guaranteed living benefit.  Because of these additional separate account expenses, which affect your contract values and the returns on your investment, you should refer only to information about returns on the Subaccount Units available through this contract, and should not refer to information about returns on these Funds that may be available through other sources.

This prospectus contains information about the contract that you should know before investing.  You should read this prospectus and any supplements, and retain them for future reference.

We seek to protect our proprietary position by, among other methods, filing United States patent applications related to our proprietary business processes, technology, inventions and improvements that are important to the development of our business, and to prevent others from infringing upon our proprietary rights.  To that end, we have filed for patent protection of this investment product and its related business processes with the United States Patent and Trademark Office, so that this investment product and the business processes related to it may be accurately characterized as patent pending.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate.  Any representation to the contrary is a criminal offense.

A registration statement relating to this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2011, has been filed with the SEC (file numbers 811-04844 and 333-166995).  The SAI is incorporated by reference into this prospectus.  A free copy of the SAI is available by sending in the form at the bottom of this page, or by writing or calling our Administrative Office listed in the Glossary.  You will find the table of contents for the SAI at the end of Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C.  For hours of operation of this Public Reference Room, please call 202-551-8090.  Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20549-0102.  You may also obtain information about this annuity contract on the SEC’s Internet site at http://www.sec.gov using the file numbers referenced above.

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered.  It is not insured by the FDIC, NCUSIF or other federal entity.  It is subject to investment risks, including possible loss of the principal amount invested.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made.  No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

iShares is a registered mark of BlackRock Institutional Trust Company, N.A. (BlackRock).  All other trademarks, service marks or registered trademarks are the property of their respective owners.  BlackRock’s only relationship to Integrity is the licensing of certain trademarks and trade names of BlackRock.  Integrity’s variable annuity products are not sponsored, endorsed, sold or promoted by BlackRock.  BlackRock makes no representations or warranties to the owners of Integrity’s variable annuity products or any member of the public regarding the advisability of investing in them.  BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of Integrity’s variable annuity products.

Vanguard is a trademark of The Vanguard Group, Inc.

To request a copy of the Statement of Additional Information for this variable annuity dated May 1, 2011, tear off this section and mail it to us at the Administrative Office listed in the Glossary.

Name:

Address:

Phone:

TABLE OF CONTENTS

Page VI-
Glossary	5
Part 1 - Fees and Expense Tables and Summary of Contract	7
Fees and Expenses	7
Contract Owner Transaction Expenses	7
Separate Account Annual Expenses	7
Total Annual Fund Operating Expenses	7
Examples	9
Accumulation Unit Values	9
Summary of Contract	10
This Contract is an IRA	10
Parties to the Contract	10
Your Rights and Benefits	10
Investment Goals and Risks	10
Account Value and Surrender Value	11
Your Right to Revoke (Free Look Period)	12
Part 2 - Integrity and the Separate Account	12
Integrity Life Insurance Company	12
Separate Account I	12
Subaccounts	12
Distribution of Variable Annuity Contracts	13
ETF Custodian	13
Changes in How We Operate	13
Part 3 - Your Investment Options	14
The Fund Families and the Funds	14
Static Asset Allocation Models	18
The Fixed Account	19
Part 4 - Deductions and Charges	19
Separate Account Charges	19
Fund Expenses	20
Withdrawal Charge	20
Reduction or Elimination of the Withdrawal Charge	21
Commission Allowance and Additional Payments to Distributors	21
Optional Benefit Charges	21
Tax Reserve	21
State Premium Tax	21
Part 5 - Terms of Your Variable Annuity	22
Purchasing the Contract	22
Premium Payments	22
Units in Our Separate Account	23
How We Determine Unit Value	23
Allocations and Transfers	24
Detrimental Effect of Trading on Unit Values	25
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading	25
Withdrawals	25
Free Withdrawal Amount	26
Timing of Payment of a Withdrawal or Surrender	27
Assignments	27
Death Benefit	27
Spousal Continuation	28
Selecting and Changing Your Beneficiary	29
Filing Death Claims	29

Maturity Date and Annuity Option	29
Annuity Payments	30
How You Make Requests and Give Instructions	30
Part 6 — Optional Benefits	30
Guaranteed Lifetime Withdrawal Benefit	31
Lifetime Payout Amount	31
Nonguaranteed Withdrawal	32
Other Important Facts about Withdrawals	33
GLWB Rider Charge	34
GLWB Investment Strategies	34
Allocations and Transfers for the GLWB	35
Withdrawal Protection for Required Minimum Distributions	36
Continuation of the Spousal GLWB at Owner’s Death	36
Guaranteed Payment Phase	37
Cancellation and Termination of Rider	37
Additional Rules	37
Additional Rules that Apply to the Spousal GLWB Rider	38
Examples	38
Part 7 - Voting Rights	38
How Fund Shares Are Voted	38
How We Determine Your Voting Shares	39
Separate Account Voting Rights	39
Part 8 - Tax Aspects of the Contract	39
Tax Status of the Contract	39
Types of IRAs	39
Rollovers and Transfers	40
Early Distributions	40
Required Minimum Distributions (RMD)	41
Inherited IRAs	41
Federal and State Income Tax Withholding	42
Tax Status of the Company	42
Transfers Among Subaccounts	43
Seek Tax Advice	43
Part 9 - Additional Information	43
Systematic Withdrawal Program	43
Income Plus Withdrawal Program	43
Choices Plus Required Minimum Distribution Program	44
Systematic Transfer Program	44
Customized Asset Rebalancing Program	45
Legal Proceedings	45
Table of Contents of Statement of Additional Information	45
Appendices	47
Appendix A - Financial Information for Separate Account I of Integrity	47
Appendix B - Withdrawal Charge Examples	55
Appendix C - Illustrations of Guaranteed Lifetime Withdrawal Benefit	57

GLOSSARY

Account Value - the value of your contract, which consists of the value of your Investment Options added together.

Administrative Office - the address you are required to use to make requests and give instructions about your variable annuity:

Regular Mail:	Express mail:	Phone:
Integrity Life Insurance Company P.O. Box 5720 Cincinnati, Ohio 45201-5720	Integrity Life Insurance Company 400 Broadway Cincinnati, Ohio 45202-3341	1-800-325-8583

Annuitant - the human being whose life is used to determine the Maturity Date of the contract and the amount of the Annuity Option.

Annuity Date - any date on or before the Maturity Date that you elect an Annuity Option.

Annuity Option - an arrangement under which income payments are made.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the contract; it is shown on the specification pages of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to the beneficiary on the Death Benefit Date.

Death Benefit Date - the date we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary’s election of form of payment.

Exchange-Traded Funds (ETFs) - a type of investment fund that tracks an index, a commodity or basket of assets, and which trades like a stock on an exchange.

Fixed Account - an Investment Option offering a fixed rate of return.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.

Fund — an investment in which a Subaccount invests; all Funds in this annuity are ETFs, except the Vanguard Variable Insurance Fund Money Market Portfolio.

General Account - the Company’s account that contains all of our assets other than those held in separate accounts.

Good Order - complete information we require to process your application, claim or any request.

Guaranteed Lifetime Withdrawal Benefit (GLWB) - an optional benefit that guarantees lifetime payments will be available for withdrawal.

GLWB Investment Strategies - investment strategies available for the GLWB Rider.

Investment Options - Subaccounts and the Fixed Account, collectively.

IRA - Individual Retirement Annuity under section 408(b), 408(k) or 408A of the Internal Revenue Code.

Maturity Date - the 100th birthday of the Annuitant named on the Contract Date.  The Maturity Date is the latest date you can either elect an Annuity Option or receive a lump sum payment.

Processing Office — 400 Broadway, Cincinnati, Ohio 45202.

Rider - a supplement to your contract that provides optional benefits at an additional cost.

Required Beginning Date - April 1st of the year after the calendar year in which the owner reaches age 70½; this is the date when the owner must begin taking Required Minimum Distributions from a Traditional or SEP IRA.

Required Minimum Distribution (RMD) - annual withdrawal amount required under the Tax Code based on the prior calendar year-end fair market value of this contract only, as calculated by us.

Separate Account - Separate Account I of Integrity Life Insurance Company.  Its assets are segregated from the General Account by Integrity and divided into Subaccounts.

Subaccounts - Investment Options available to you under the contract other than the Fixed Account.  Each Subaccount is a division of the Separate Account and invests exclusively in a single Fund with the same name.

Surrender Value - your Account Value reduced by any withdrawal charge and premium tax.

Systematic Transfer Option (STO) - a Fixed Account that accepts new premiums, which must be transferred from the STO into Subaccounts within either a six-month or one-year period.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States tax laws, and applicable regulations of the Internal Revenue Service.

Unit - measure of your ownership interest in a Subaccount.

Unit Value - value of each Unit calculated on each Business Day.

Part 1 — Fees and Expense Tables and Summary of Contract

Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.

The first table describes the maximum fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Subaccounts.  State premium tax may also be deducted.(1)

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (withdrawal charge) as a percentage of premiums(2)	7%

The following table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Fund Operating Expenses.

Separate Account Annual Expenses

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge	1.00%	1.00%
Administration Charge	0.75%	0.75%
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1	1.50%	0.60%
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2	1.50%	0.80%
Highest Possible Total Separate Account Annual Expenses(3), (4)	3.25%	2.55%

Total Annual Fund Operating Expenses

The total gross operating expenses charged by the Funds that you will pay periodically during the time you own the contract range from:

Minimum: 0.09%	Maximum: 0.50%

Details of the Fund operating expenses are on the next page.

(1)  State premium taxes currently range from 0 to 1.0%.

(2)  The withdrawal charge decreases over time and is eliminated for each premium after it reaches 5 years old.  See Part 4.

(3)  Assessed daily on the Account Value in the Subaccounts.

(4)  You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies.  Therefore the Highest Possible Total Separate Account Annual Expenses reflect the election of Investment Strategy 2, which carries the higher current charge.

Total Annual Fund Operating Expenses (continued)

Gross annual Fund expenses(1) as a percentage of average net assets in each Fund:

Fund	Management Fees	12b-1 Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses

Equity Subaccounts:
iShares S&P 500 Index Fund (2)	0.09%	0.00%	0.00%	0.00%	0.09%
iShares S&P 500 Growth Index Fund (2)	0.18%	0.00%	0.00%	0.00%	0.18%
iShares S&P 500 Value Index Fund (2)	0.18%	0.00%	0.00%	0.00%	0.18%
iShares S&P MidCap 400 Index Fund (2), (3)	0.20%	0.00%	0.00%	0.02%	0.22%
iShares S&P SmallCap 600 Index Fund (2)	0.20%	0.00%	0.00%	0.00%	0.20%
Vanguard Dividend Appreciation Index Fund, ETF Shares	0.19%	0.00%	0.04%	0.00%	0.23%
Vanguard Large-Cap Index Fund, ETF Shares	0.07%	0.00%	0.05%	0.00%	0.12%
Vanguard Mega Cap 300 Index Fund, ETF Shares	0.08%	0.00%	0.05	0.00%	0.13%

Fixed Income Subaccounts:
iShares Barclays Aggregate Bond Fund (2), (3)	0.20%	0.00%	0.00%	0.04%	0.24%
iShares Barclays Intermediate Credit Bond Fund (2)	0.20%	0.00%	0.00%	0.00%	0.20%
iShares Barclays TIPS Bond Fund (2)	0.20%	0.00%	0.00%	0.00%	0.20%
iShares iBoxx $ High Yield Corporate Bond Fund (2)	0.50%	0.00%	0.00%	0.00%	0.50%
Vanguard Intermediate-Term Corporate Bond Index, ETF Shares	0.12%	0.00%	0.03%	0.00%	0.15%
Vanguard Total Bond Market Index Fund, ETF Shares	0.09%	0.00%	0.03%	0.00%	0.12%
Vanguard Variable Insurance Fund Money Market Portfolio	0.12%	0.00%	0.07%	0.00%	0.19%

International and Alternative Subaccounts:
iShares S&P/Citigroup International Treasury Bond Fund (2)	0.35%	0.00%	0.00%	0.00%	0.35%
Vanguard Emerging Markets Stock Index Fund, ETF Shares	0.14%	0.00%	0.08%	0.00%	0.22%
Vanguard Tax-Managed International, MSCI EAFE ETF Shares	0.11%	0.00%	0.04%	0.00%	0.15%
Vanguard REIT Index Fund, ETF Shares	0.09%	0.00%	0.04%	0.00%	0.13%

(1) Each Fund’s expenses were provided in the most recent prospectus for that Fund.  We have not independently verified the information.  Current or future expenses may be greater or less than those shown.  More details concerning each Fund’s fees and expenses are contained in the prospectus for each Fund.

(2)The iShares Trust’s Investment Advisory Agreement provides that the Fund’s advisors will pay all operating expenses of the Fund, except interest expense and taxes, any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

(3) “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies.  The effect of Acquired Fund Fees and Expenses is included in the total returns of the Fund.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000(5) in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year.  Your actual return may be higher or lower.

The following example includes the maximum mortality and expense risk charge, administration charge, withdrawal charge, and maximum Fund operating expenses; it also assumes you do not elect the GLWB Rider.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$935	$1,325	$1,641	$2,654

If you remain invested in the contract, or if you select an Annuity Option with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$235	$725	$1,241	$2,654

The following example includes the maximum mortality and expense risk charge, administration charge withdrawal charge, and maximum Fund operating expenses; it also assumes you elect the GLWB Rider at the maximum charge.  If the current charge of the GLWB Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,092	$1,789	$2,403	$4,116

If you remain invested in the contract, or if you select an Annuity Option with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$392	$1,189	$2,003	$4,116

Accumulation Unit Values

See Appendix A

(5)  This contract requires a minimum initial premium of $25,000.

Summary of Contract

This Contract is an IRA

This contract is a variable annuity that must be issued as an Individual Retirement Annuity (IRA) as defined by section 408(b), 408(k) or 408A of the Tax Code.  The contract itself does not provide the tax advantages typically provided by a variable annuity.  The tax advantages available with this contract exist solely through the contract’s qualification as an IRA.

You should read Part 8, “Tax Aspects of the Contract” for more information and consult a tax advisor about your particular circumstances.  Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the amounts withdrawn.

You may want to purchase ETFs through a variable annuity issued as an IRA vs. directly though the IRA for several reasons, including, but not limited to, that this annuity provides a guaranteed minimum death benefit, access to guaranteed annuitization that can provide income for life and offers an optional living benefit that can provide income for life.

Parties to the Contract

•                  Integrity Life Insurance Company - “We,” “our,”  “us,” “the Company” and “Integrity” mean Integrity Life Insurance Company.

•                  Owner - “You” and “your” mean the owner.  This variable annuity contract is a contract between you and us.  You, as the owner, have certain rights under the contract.  Because this contract is an IRA, joint owners are not allowed and you may not transfer ownership.

•                  Annuitant — You are the Annuitant, the person whose life is used to determine the Maturity Date of the contract and the amount of the annuity benefit, when elected.  The Annuitant must be a natural person, and cannot be changed after the Contract Date.  Joint Annuitants are not allowed until an Annuity Option is elected and will have no effect until the Annuity Date.

•                  Beneficiary - The beneficiary is the person or persons who will receive the Death Benefit upon your death prior to the Annuity Date.  See Part 5, sections titled “Death Benefit,” and “Selecting and Changing Your Beneficiary.”

•                  Custodial Account - If the contract is purchased through an established IRA custodial account, the contract owner will be considered the account, the Annuitant will generally be you as the account owner, and the account must be the beneficiary.

•                  Covered Person - A person covered under one of the GLWB Riders.  See Part 6.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•                  To contribute, transfer and withdraw money.  See Part 5.

•                  To invest your premiums in the Investment Options.  See Part 3.

•                  To elect the optional benefits available at the time you purchase the annuity contract (for an additional cost).  See Part 6.

•                  To elect an Annuity Option.  See Part 5, section titled “Maturity Date and Annuity Option.”

•                  To name one or more beneficiaries to receive the Death Benefit.  See Part 5, sections titled “Death Benefit,” and “Selecting and Changing Your Beneficiary.”

Your rights are subject to the rules and significant limitations stated in your contract, in this prospectus and under the Tax Code.

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long-term goals.  This contract is intended for long-term investing only and is not intended as a vehicle for frequent trading.  Transfers among Subaccounts are strictly limited under the terms of this contract.  See Part 5, section titled “Allocations and Transfers.”

An investment in any of the Subaccounts carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  The Subaccounts invest in ETFs (except the Vanguard Variable Insurance Fund Money Market Portfolio), many of which invest in common stocks.  You could lose money if one of the issuers of the stocks becomes financially impaired or if the market as a whole declines.  There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.  Some of the Subaccounts invest in Funds that invest in high yield securities that are rated below investment grade, commonly referred to as “junk bonds.”  High yield securities may be subject to greater levels of credit or default risk than higher-rated securities.  Some of the Subaccounts also invest in securities issued by companies in foreign countries, which means that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of these securities.  Foreign investments are also subject to currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Shares of ETFs may trade at a discount from their net asset value in the secondary market.  This risk is separate and distinct from the risk that the net asset value of the ETF shares may decrease.  The amount of such discount from net asset value is subject to change from time to time in response to various factors.

The services of Mid Atlantic Trust Company (MATC) and third-party broker-dealers underlie the process supporting this variable annuity and the subaccounts’ investments.  If either MATC or the third-party broker-dealers terminate or significantly modify the services provided to us, we will seek to replace those services through other providers or through other methods.  If suitable replacement services are not available, we will take such other actions or make changes in how we operate as allowed by law and your annuity contract to mitigate any adverse effects on the Separate Accounts, you and us to the greatest extent reasonably possible.  These actions could include working directly with broker-dealers to purchase ETFs; bringing in-house the services being provided by MATC; and/or making available index mutual funds as underlying investment options.  While we believe it is highly unlikely, it is possible that under a worst-case scenario we would be required to disallow additional premiums into the contract, and that transfers could only be made into the money market subaccount (although your then-current allocations would not be affected).  See more about Mid Atlantic Trust Company in Part 2, section titled “ETF Custodian.”

For a complete discussion of the risks associated with investing in any particular Subaccount, see the prospectus of the corresponding Fund.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together.  Any amount allocated to a Subaccount will go up or down in value depending on the investment experience of the Fund.  The value of premiums allocated to the Subaccounts is not guaranteed.  Your Account Value also is subject to charges.  See Part 4.

Your Surrender Value is equal to your Account Value, minus any withdrawal charge and applicable premium tax.  See Part 4.

Your minimum Account Value is $2,000.  If the Account Value goes below the minimum Account Value and we have received no premiums from you for two years, we may terminate the contract and pay you the Account Value.  We will notify you in advance and will give you at least 60 days to contribute additional premium if you wish to keep your contract in force.  The minimum Account Value does not apply if you have a GLWB Rider.

If you take withdrawals (other than the Free Withdrawal Amount or RMD), this contract also requires that you have a minimum Account Value of $20,000 remaining after the withdrawal.  (Please note that you may fully surrender your contract at any time.)  This rule does not apply if you have a GLWB Rider.  See Part 5, section titled “Withdrawals.”  Your Right to Revoke (Free Look Period)

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period.  We will extend the 10-day period if required by state law.  If you cancel your contract, we will return your Account Value, which may be more or less than your original premium depending upon the investment experience of the Subaccounts you selected and any applicable charges.  You bear the investment risk, as well as any fees and charges incurred, during the free look period.  See Part 4 for more discussion of the fees and charges.  Some states require that we return your premium, or some amount other than your Account Value.  In that case, we will return the greater of the amount required by state law and your Account Value.

Part 2 — Integrity and the Separate Account

Integrity Life Insurance Company

Integrity is a stock life insurance company organized under the laws of Arizona on May 3, 1966, and redomesticated to Ohio on January 3, 1995.  Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202.  We are authorized to sell life insurance and annuities in 46 states and the District of Columbia.  Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.  The Western and Southern Life Insurance Company has guaranteed the insurance obligations of Integrity to its contract owners, including the owners of this contract (the Guarantee).  Insurance obligations include the Account Value invested in the Fixed Accounts, and the portion of the Death Benefit, Annuity Option and any guaranteed amounts under a Rider, which are in excess of the Account Value.  The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Subaccounts.  The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I

Separate Account I of Integrity Life Insurance Company was established in 1986, and is maintained under the insurance laws of the State of Ohio.  The Separate Account is a unit investment trust, which is a type of investment company governed by the Investment Company Act of 1940 (1940 Act).

Under Ohio law, we own the assets of our Separate Account and use them to support the Subaccounts of your contract and other variable annuity contracts.  You participate in the Separate Account in proportion to the amounts in your contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses.  The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses.  We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.  We may also periodically withdraw amounts that are owed to us from the Separate Account.

Subaccounts

The Separate Account is divided into Subaccounts.  Each Subaccount invests in shares of a Fund with the same name.  The Subaccounts available in this contract are listed in Part 3.  We may add, substitute or close Subaccounts from time to time, and we may limit the amount of your investment in one or more of the Subaccounts on a nondiscriminatory basis.

Each Subaccount available in this contract (except for the Vanguard Variable Insurance Fund Money Market Portfolio) invests in the shares of a distinct ETF.  Each ETF available through a Subaccount is a registered investment company.  ETF shares are traded throughout the day on exchanges, such as the NYSE Arca, Inc.  ETF shares may trade at, above or below their net asset value; however, for purposes of valuing the Subaccount Units, we will use the daily closing price of each ETF on its primary exchange.

Each ETF available through a Subaccount in this contract seeks investment results that correspond to an index.  The returns on the ETF shares will not precisely correlate with the performance of the index.  You cannot invest directly in an index.  You may want to purchase this variable annuity instead of one that does not invest in passively managed ETFs for several reasons, including, but not limited to, that the underlying fund costs are substantially lower than those of most variable annuities on the market today.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of Integrity, serves as the principal underwriter for our variable annuity contracts.  The principal business address of Touchstone Securities is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.  The contracts are sold by individuals who are licensed insurance agents and registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

ETF Custodian

Mid Atlantic Trust Company (MATC) is the custodian for the ETFs held by the Subaccounts.  MATC provides certain services to the Separate Account, including custody of and accounting services for the ETFs owned by the Separate Account.  MATC also facilitates execution of the purchase and sale of the ETFs through third-party broker-dealers.  These third-party broker-dealers, working with MATC, provide the ETFs to the Separate Account at the daily closing price of each ETF on its primary exchange.  Brokerage fees are paid by MATC.

MATC is an operating division of Counsel Trust Company.  In 2011, the agreements between us and MATC will be transferred to a newly-formed trust company, also called Mid Atlantic Trust Company.

The services of MATC and the third-party broker-dealers underlie the process supporting this variable annuity and the subaccounts’ investments.  If either MATC or the third-party broker-dealers terminate or significantly modify the services provided to us, we will seek to replace those services through other providers or through other methods.  If suitable replacement services are not available, we will take such other actions or make changes in how we operate as allowed by law and your annuity contract to mitigate any adverse effects on the Separate Accounts, you and us to the greatest extent reasonably possible.   These actions could include working directly with broker-dealers to purchase ETFs; bringing in-house the services being provided by MATC; and/or making available index mutual funds as underlying investment options.  While we believe it is highly unlikely, it is possible that under a worst-case scenario we would be required to disallow additional premiums into the contract, and that transfers could only be made into the money market subaccount (although your then-current allocations would not be affected).

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to the approval of federal or state regulators when required by the 1940 Act or other applicable laws.  We will notify you if any changes result in a material change in the Funds or Investment Options.  We may:

•                  combine the Separate Account with any other separate account we own;

•                  transfer assets of the Separate Account to another separate account we own;

•                  add, remove, change, combine or limit investment in Subaccounts or withdraw assets relating to your contract from one Subaccount and put them into another;

•                  register or end the registration of the Separate Account under the 1940 Act;

•                  operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity);

•                  restrict or eliminate any voting rights of owners or others that affect our Separate Account;

•                  cause one or more Subaccounts to invest in a fund other than or in addition to the Funds;

•                  operate our Separate Account or one or more of the Subaccounts in any other form the law allows, including a form that allows us to make direct investments; we may make any legal investments we wish;

•                  make any changes required by the 1940 Act or other federal securities laws;

•                  make any changes necessary to maintain the status of the contracts as annuities and/or IRAs under the Tax Code; or

•                  make other changes required under federal or state law relating to annuities.

Part 3 — Your Investment Options

You may invest your premiums in the Subaccounts, the Fixed Account, or both, subject to any restrictions described in this prospectus.  If you purchase one of the GLWB Riders, your Investment Options are limited.  See Part 6.

Each Subaccount invests in the shares of a distinct Fund.  Each Subaccount and its corresponding Fund share the same name.  The value of your Subaccount will vary with the performance of the corresponding Fund.  For a full description of each Fund, see that Fund’s prospectus and SAI.

The Fund Families and the Funds

Below is a description of each Fund family, iShares® and The Vanguard Group, followed by a brief description of each Fund.  Each Fund has a separate prospectus and SAI that provides more details about management fees and other expenses deducted from each Fund, the Fund’s principal investment strategies and the risks associated with investing.  For a prospectus containing complete information on any Fund, including the risks associated with investing, call our Administrative Office toll-free at 1-800-325-8583.

iShares®

iShares Trust is a registered investment company that consists of separate investment portfolios called Funds.  All the Funds listed below are ETFs.  BlackRock Fund Advisors (BFA), 400 Howard Street, San Francisco, CA 94105, is the investment advisor to each Fund listed in this section.  BFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective.  Unlike many investment companies, the advisor does not try to “beat” the index it tracks.  Each Fund generally invests at least 90% of its assets in securities of the underlying index and depositary receipts representing securities of the underlying index.  The Fund may invest the remainder of its assets in securities not included in its underlying index but which BFA believes will help the Fund track its underlying index, and in futures contracts, options on futures contracts, options and swaps as well as cash and cash equivalents, including shares of money market Funds advised by BFA.  BFA uses a representative sampling indexing strategy to manage each Fund as described in the Fund’s prospectus.

The Vanguard Group, Inc.

The Vanguard Group, Inc. is a family of investment companies.  Many of the investment companies offer ETF shares, including all those listed below, except Vanguard Variable Insurance Fund Money Market Portfolio.  Each corresponding Subaccount invests in the ETF share class.  The Vanguard Fund Group, Inc., P.O. Box 2600 Valley Forge, PA 19482, is the investment advisor to each Fund listed in this section.

Equity Funds:

iShares® S&P 500 Index Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index®.  This index measures the performance of the large-capitalization sector of the U.S. equity market.  As of May 31, 2010, the index included approximately 75% of the market capitalization of all publicly-traded U.S. securities.  The component stocks are weighted according to the float-adjusted market value of their outstanding shares.

iShares® S&P 500 Growth Index Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Growth Index.  This index measures the performance of the large-capitalization growth sector of the U.S. equity market.  It is a subset of the S&P 500 Index® and consists of those stocks in the S&P 500 Index exhibiting the strongest growth characteristics, as determined by the index provider, representing approximately 66% of the market capitalization of the S&P 500 Index as of May 31, 2010.

iShares® S&P 500 Value Index Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Value Index.  This index measures the performance of the large-capitalization value sector of the U.S. equity market.  It is a subset of the S&P 500 Index® and consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics, as determined by the index provider, representing approximately 68% of the market capitalization of the S&P 500 Index as of May 31, 2010.

iShares® S&P MidCap 400 Index Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 IndexTM.  This index measures the performance of the mid-capitalization sector of the U.S. equity market.  As of May 31, 2010, the index included approximately 7% of the market capitalization of all U.S. equity securities.  The stocks in the index have a market capitalization between $750 million and $3.3 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation.  The index consists of stocks from a broad range of industries.

iShares® S&P SmallCap 600 Index Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 Index™.  This index measures the performance of the small-capitalization sector of the U.S. equity market.  As of May 31, 2010, the index included approximately 3% of the market capitalization of all U.S. equity securities.  The stocks in the index have a market capitalization between $200 million and $1 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation.

Vanguard Dividend Appreciation Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of common stocks of companies that have a record of increasing dividends over time.  The Fund employs a passive management, or indexing, investment approach designed to track the performance of the Dividend Achievers Select Index (provider: Mergent, Inc.), which consists of common stocks of companies that have a record of increasing dividends over time.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Large-Cap Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.  The Fund employs a passive management, or indexing, investment approach designed to track the performance of the MSCI® US Prime Market 750 Index, a broadly diversified index predominantly made up of stocks of large U.S. companies.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Mega Cap 300 Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks in the United States.  The Fund employs a passive management, or indexing, investment approach designed to track the performance of the MSCI® US Large Cap 300 Index.  The index is a free-float adjusted, market-capitalization-weighted index designed to measure equity market performance of large-capitalization stocks.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Fixed Income Funds:

iShares® Barclays Aggregate Bond Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Aggregate Bond Index.  The index measures the performance of the total United States investment grade bond market.  As of May 31, 2010, there were 8,211 issues in the index.  The index measures the performance of the U.S. investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States.  The securities in the index have $250 million or more of outstanding face value and have at least one year remaining to maturity.  In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible.  Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the index.  The index is market capitalization weighted and the securities in the index are updated on the last calendar day of each month.

iShares® Barclays Intermediate Credit Bond Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Credit Bond Index.  The index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years.  As of May 31, 2010, there were 2,802 issues in the index.  The index includes investment grade credit securities that have a remaining maturity of greater than or equal to one year and less than ten years and have $250 million or more of outstanding face value.  In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible.  Excluded from the index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds.  The index is market capitalization weighted and the securities in the index are updated on the last calendar day of each month.

iShares® Barclays TIPS Bond Funds

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).  The index measures the performance of the inflation-protected public obligations of the U.S. Treasury.  Inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.  TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money.  The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index.  A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase.  This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment.  Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  As of May 31, 2010, there were 29 issues in the index.

iShares® iBoxx $ High Yield Corporate Bond Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx® $ Liquid High Yield Index.  This index is a rules-based index consisting of the liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the index provider.  The index is a modified market value weighted index designed to provide a broad representation of the U.S. dollar-denominated liquid high yield corporate bond market.  There is no limit to the number of issues in the index, but as of May 31, 2010 the index included approximately 358 constituents.

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares

The Fund seeks to track the performance of a market-weighted corporate bond index with an intermediate-term dollar-weighted average maturity.  The Fund employs a passive management, or indexing, investment approach designed to track the performance of the Barclays Capital U.S. 5-10 Year Corporate Index.  This index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 5 and 10 years.  The Fund invests by sampling the index, meaning that it holds a range of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics.  All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds included in the index.  The Fund maintains a dollar-weighted average maturity consistent with that of the index, which as of August 31, 2010 was 7.6 years.

Vanguard Total Bond Market Index Fund, ETF Shares

The Fund seeks to track the performance of a broad, market-weighted bond index.  The Fund employs a passive management, or indexing, investment approach designed to track the performance of the Barclays Capital U.S. Aggregate Float Adjusted Index.  This index represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.  The Fund invests by sampling the index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics.  All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the index.  The Fund maintains a dollar-weighted average maturity consistent with that of the index, which generally ranges between 5 and 10 years.

Vanguard Variable Insurance Fund Money Market Portfolio

The portfolio (Fund) seeks to provide current income while maintaining liquidity and a stable share price of $1, although there is no guarantee that it will do so.  The portfolio invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker’s acceptances, commercial paper, and other money market securities.  To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security).  If a security is unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories.  The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry.  The Portfolio maintains a dollar-weighted average maturity of 90 days or less.

International and Alternative Funds:

iShares® S&P/Citigroup International Treasury Bond Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup International Treasury Bond Index Ex-US.  This index is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the U.S.  The index methodology is designed to balance the weighting of each country within the index by limiting the weightings of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding.  As of May 31, 2010, the index included securities issued by the governments of 19 countries.

Vanguard Emerging Markets Stock Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.  The Fund employs a passive management, or indexing, investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the MSCI® Emerging Markets Index, while employing a form of sampling to reduce risk.  The MSCI Emerging Markets Index includes approximately 750 common stocks of companies located in emerging markets around the world.  As of October 31, 2010, the largest markets covered in the index were China, Brazil, South Korea, and Taiwan.

Vanguard Tax-Managed International Fund, MSCI EAFE ETF Shares

The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.  The Fund purchases stocks included in the MSCI® EAFE® Index, which is made up of approximately 950 common stocks of companies located in 21 countries in Europe, Australia, Asia, and the Far East.  The Fund uses statistical methods to “sample” the index, aiming to closely track its investment performance while limiting investments in index securities that have undesirable tax characteristics in an attempt to minimize taxable income distributions.

Vanguard REIT Index Fund, ETF Shares

The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (known as REITs).  The Fund employs a passive management, or indexing, investment approach designed to track the performance of the MSCI® US REIT Index.  The index is composed of stocks of publicly traded equity REITs.  The Fund attempts to replicate the index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Static Asset Allocation Models

We may offer one or more asset allocation models in connection with your variable annuity at no extra charge.  Asset allocation is the process of investing in different asset classes — such as equity funds, fixed income funds, and alternative funds — depending on your personal investment goals, tolerance for risk, and investment time horizon.  By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

We have no discretionary authority or control over your choice of Subaccounts or your other investment decisions.  We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

Our asset allocation models are “static.”  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so.  You will not be notified if the models are terminated or changed.  You will not be provided with information regarding any terminations or changes to the asset allocation models.  If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Funds in your existing model.

You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you.  You may choose to invest in an asset allocation model or change your asset allocation at any time, subject to the limitations stated in your contract and this prospectus.  See Part 5, section titled “Allocations and Transfers.”

Asset allocation does not insure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall.  An asset allocation model may not perform as intended.  Any asset allocation models offered are based on then-available Funds in this annuity.  We may discontinue, add, eliminate or change the models at any time.

The Fixed Account

Our Fixed Account is offered through our General Account, which also supports any portion of the Death Benefit, the annuity benefit, and any guarantees under a Rider that is in excess of Account Value.  The General Account is not registered under the Securities Act of 1933 or the 1940 Act.  Disclosures regarding the Fixed Account and the General Account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Systematic Transfer Option (STO)

We offer a STO (a Fixed Account) that provides a fixed interest rate on each premium allocated to the STO.  That interest rate is effective for that premium during the STO period selected.  The guaranteed minimum interest rate will never be less than 1%.  STOs are available for six months or one year.  All STO premiums must be transferred into the Subaccounts within either six months or one year of your premium payment into the STO, depending on which STO period you select.  You can only invest in either the six-month or one-year STO at any one time, but not both.  We require a minimum premium to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO.  We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.

The STO is available for new premiums only.  You cannot transfer from the Subaccounts into the STO.  See “Systematic Transfer Program” in Part 9 for more details on this program.  If you elect a GLWB Rider, the STO is only available for your initial premium received by us on or before the Contract Date.

Part 4 — Deductions and Charges

Separate Account Charges

We deduct a daily charge equal to an annual effective rate of 1.75% of your Account Value in each of the Subaccounts to cover our separate account charges, which include

•                  mortality and expense risk of 1.00%; and

•                  administration expense of 0.75%.

A portion of the separate account charges pays us for assuming the mortality risk and the expense risk under the contract.  The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated.  The expense risk is our risk that the expenses of administering the contract will exceed the reimbursement for administrative expenses.

The administration expense is used to reimburse us for administrative expenses, including, but not limited to, processing applications, issuing contracts, processing customer orders and other requests, making investments, providing regular reports and confirmations to customers, providing reports and updates to regulators, maintaining accounting records for each contract owner, administering income payments, furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values), reconciling and depositing cash receipts, and providing forms.

The administration expense also reimburses us for the cost and commissions associated with investing in the underlying ETFs, including a brokerage commission.  The brokerage commissions associated with the ETF trades will be paid directly by MATC to the executing broker, and indirectly by us under an arrangement with MATC.  See Part 2, section titled “ETF Custodian.”  This arrangement is a proprietary fee arrangement based on a percentage of assets invested in the ETFs.  Ultimately, this cost is passed along to you as part of this administrative expense.

The administration expense may also reimburse us for the costs of distribution of this variable annuity.  We expect to make a profit from the separate account charges.  The separate account charges cannot be increased without your consent.

Fund Expenses

The net asset value of the Fund shares reflects investment management fees and other expenses that have already been deducted from the assets of the Funds.  Please refer to Part 1, section titled “Total Annual Fund Operating Expenses,” and the individual Fund prospectus for details on Fund expenses.

Withdrawal Charge

If you withdraw your premiums, you may be charged a withdrawal charge of up to 7% of the premium.  The amount of the withdrawal charge is a percentage of each premium and not of the Account Value.  As shown below, the charge varies, depending upon the “age” of the premiums included in the withdrawal - that is, the number of years that have passed since each premium was paid.

Premium Year	Charge as a percentage of the premium withdrawn
1	7%
2	7%
3	6%
4	5%
5	4%
thereafter	0

When you take a withdrawal, the oldest premiums are treated as the first withdrawn, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all your premiums, and any applicable charges on those premiums, are withdrawn.  Please note however, that for tax purposes, withdrawals are generally considered to be gain first.  See Part 8.

Because the withdrawal charge applies to each premium, if your Account Value has declined due to poor performance of your selected Subaccounts, the withdrawal charge may be greater than the amount available for withdrawal.  In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your premiums.  A withdrawal charge applies to the withdrawal charge amount itself since this amount is part of the premium withdrawn.

You may take your Free Withdrawal Amount each Contract Year without paying a withdrawal charge.  More details on the Free Withdrawal Amount are in Part 5, in the section titled “Free Withdrawal Amount.”

We will not deduct a withdrawal charge from:

•        the Death Benefit; or

•      a withdrawal used to buy an immediate annuity from us after the first Contract Anniversary with either: (i) life contingencies; or (ii) a period certain that provides for fixed payments over ten or more years.

If you take withdrawals (other than the Free Withdrawal Amount or RMD), this contract also requires that you have a minimum Account Value of $20,000 remaining after the withdrawal.  (Please note that you may fully surrender your contract at any time.)  This rule does not apply if you have a GLWB Rider.  See Part 5, section titled “Withdrawals.”

For more information and examples of application of the withdrawal charge, see Appendix B.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings.  We may do this based on the size and type of the group, the amount of the premium, or whether there is some relationship with us.  Examples of these relationships would include being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliates, sponsored.  We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 5% of premiums, and up to 0.70% trail commission paid on Account Value starting in the second Contract Year.  Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided.  These services may include special access to sales staff, and advantageous placement of our products.  We do not make an independent assessment of the cost to the broker-dealer or financial institution of providing such services.

Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on premiums paid, but no more than 0.25%, for enhanced access to their registered representatives.  The broker-dealer firms are American Portfolios Financial Services, Inc., BB&T Investment Services, Inc., Cadaret, Grant & Co., Inc., Comerica Securities, Inc., Cuso Financial Services, L.P., Fifth Third Securities, Inc., Frost Brokerage Services, Inc., Hancock Investment Services, Inc., LPL Financial Corporation, M&T Securities, Inc., Nationwide Planning Associates, Inc., Raymond James Financial, Inc., and Stifel, Nicolaus and Company, Incorporated.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract.  This could be considered a conflict of interest.  You can find more about compensation in the SAI.

Optional Benefit Charges

You may purchase one of the GLWB Riders offered with this contract, which provide optional benefits for an additional cost.  The additional cost of the Riders, along with complete details about their benefits, is provided in Part 6.

Tax Reserve

In the future, we may charge for taxes or set aside reserves for taxes, which will reduce the investment performance of the Subaccounts.

State Premium Tax

We will not deduct state premium taxes from your premiums before investing them in the Investment Options, unless required by your state law.  If you elect an Annuity Option, we will deduct any applicable state premium taxes from the amount available for the Annuity Option.  State premium taxes currently range from 0 to 1.0% for IRAs.

Part 5 — Terms of Your Variable Annuity

Purchasing the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative.  The sales representative will send your completed application to us, and we will decide whether to accept or reject it.  If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.

To apply for a contract, you must be of legal age to enter into a contractual relationship under applicable state law.  You must be no older than 80 at the time of application.

This contract must be issued as an IRA.  Subject to various rules and limitations, the Tax Code permits you to transfer or roll over money tax-free from one IRA to another IRA or from certain other qualified plans, such as a 401(k) plan, to an IRA.  See Part 8.

If you are transferring money from another annuity contract that is an IRA to acquire this contract, you should carefully compare this contract to your current contract.  You may have to pay a withdrawal charge under your current contract to transfer to this contract, and this contract has its own withdrawal charges that would apply to you.  The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract.  In addition, you may have to pay federal income and penalty taxes on the transfer if it does not qualify for tax-free transfer or rollover treatment.  You should not transfer from another annuity contract unless you determine that the transfer is right for you.  Please note that the person who sells you this contract generally will earn a commission on the sale.  You should also consult a tax advisor before requesting a tax-free transfer or rollover.

Premium Payments

Minimum initial premium	$25,000
Minimum additional premium	$1,000
Maximum total premium without prior approval	$1,000,000
Maximum additional premium	up to applicable IRA limits each calendar year plus permissible transfers and rollovers

Because the initial premium must be $25,000 or more, the contract can only be purchased by transfer or rollover from an existing IRA or from certain other qualified plans, such as a 401(k) or a 403(b) plan.  You can make additional premium payments at any time before age 80, or earlier if limited by the Tax Code.  For example, you cannot contribute new premiums other than transfers and rollovers to a traditional IRA for the calendar year in which you reach age 70½, or thereafter.

You must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the Tax Code.  You must also determine whether such amount qualifies as a permissible transfer or rollover contribution under the Tax Code. For example, you cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contributions that are included in the other plans.  You cannot roll over distributions that are part of a series of substantially equal payments made over your life expectancy, distributions made for a specified period of 10 years or more, RMD distributions or hardship distribution.

If you transfer or roll over money into this contract in the calendar year on or after you reach age 70½, you must take your RMD for the current calendar year before you purchase this contract.

We may refuse additional premiums if: (1) you have allocated some or all of the premium to an Investment Option, to which we are no longer accepting additional premiums; (2) the additional premium does not meet our minimum additional premium amount or exceeds our maximum premium amount for the annuity contract or for a specific Investment Option; (3) the total premiums paid under all annuity contracts issued by us, or our affiliates, on your life exceed $1,000,000; (4) we believe that the additional premium is being made by or on behalf of an institutional investor; or (5) for any reason allowed by law.

Your premiums are invested in the Investment Options you select.  Each premium is credited as of the date we receive the premium in Good Order at our Processing Office at 400 Broadway, Cincinnati, Ohio 45202, except that additional time is allowed for the application of the initial premium under Rule 22c-1 of the 1940 Act.  Good Order means complete information we require to process your application or any request.

Initial premium allocated to the subaccounts will be priced at the unit value determined no later than two business days after receipt of a completed application (including all necessary related information).  If the application is not complete, we may retain the initial premium for up to five business days while attempting to complete it.  If the application is not completed within five business days, you will be informed of the reason for the delay.  The initial premium will be returned unless you specifically allow us to hold the premium until the application is completed.

Once received in Good Order, premiums allocated to Subaccounts are used to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.

Each additional premium will be credited to your Subaccount under your stated allocation as of the date we have received the premium in Good Order at our Processing Office.  If you submit a different allocation, a 60-day waiting period will start before you can make a subsequent transfer or allocation change.  See Part 5, section titled “Allocations and Transfers.”

All premiums are deemed received when they are received in Good Order to our Processing Office.

Units in Our Separate Account

Your investment in the Subaccounts is used to purchase Units.  On any given day, the value you have in a Subaccount is the number of Units you in that Subaccount multiplied by the Unit Value.  The Units of each Subaccount have a different Unit Value.

Units are purchased when you contribute new premium to your contract or transfer amounts to a Subaccount.  Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Subaccount into a different Subaccount.  We also redeem Units to pay the Death Benefit or if you elect an Annuity Option, or as permitted or required by law.  The number of Units purchased or redeemed in any Subaccount is calculated by dividing the dollar amount of the transaction by the next computed Unit Value for that Subaccount, calculated as of the next close of business of the New York Stock Exchange.

Each Unit represents a fractional undivided interest in the assets held in the related Subaccount.  If Units of any Subaccount are redeemed, the fractional undivided interest represented by each remaining Unit will be increased.  If additional Units are issued by any Subaccount, the fractional undivided interest represented by each remaining Unit will be decreased.  Units will remain outstanding until redeemed by a contract owner.

The Unit Value of each Subaccount will fluctuate with the investment performance of the corresponding Fund, which reflects the investment income, realized and unrealized capital gains and losses of the Fund, and the Fund’s expenses.

How We Determine Unit Value

We determine the Unit Value for each Subaccount after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day.  To value your Subaccount Units invested in ETFs, we use the daily closing price of each ETF on its primary exchange.  Note that the ETF shares may trade at a discount from the net asset value of the ETF.  To value your Subaccount Units invested in the Vanguard Variable Insurance Fund Money Market Portfolio, we use the daily net asset value provided by Vanguard for the Money Market Portfolio.  In addition to the Fund shares, the Subaccounts that invest in the ETFs also hold an accrual for any dividends or other distributions declared by the ETF, which will be reinvested in the ETF on the next Business Day after payment.

The Unit Value of each Subaccount for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Subaccount on the current Business Day.  The net investment factor measures the investment performance of a Subaccount from one Business Day to the next.

We determine the net investment factor by dividing the net asset value of the Subaccount for that valuation period by the net asset value of the Subaccount for the preceding valuation period.  We subtract from that result the daily equivalent of the annual separate account charges for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday).

Generally, this means that we adjust Unit Values to reflect the change in value of the Fund shares, for the separate account charges and, if elected, the GLWB Rider charge.

Allocations and Transfers

Only one investment allocation to the Subaccounts may be in place at any time on your contract.  This allocation applies to your current investment, future premiums, and rebalancing.  In addition to your one allocation to the Subaccounts, you may allocate some or all of your initial premium and additional new premium to the STO.  Transfers from the STO to the Subaccounts must be according to your one investment allocation to the Subaccounts.

You may reallocate all or part of your Account Value among the Subaccounts; however, each reallocation triggers a 60-day waiting period before you can make another allocation change.  A transfer between or among Subaccounts is an “allocation change.”  Here are the details:

•                  A 60-day waiting period applies after your initial allocation on the Contract Date.  This means you must wait 60 days after the contract is issued before you make an allocation change.

•                  A 60-day waiting period applies after any voluntary allocation change.  This means you must wait 60 days after the date you make an allocation change before you make another allocation change.

•                  The following allocation changes will not trigger the 60-day waiting period:

•                  automatic rebalancing;

•                  automatic transfers from the STO;

•                  reallocation as a result of any material change in a Fund or a Subaccount (see Part 2, section titled “Changes in How We Operate);

•                  automatic transfers that take place upon cancellation of a GLWB Rider, unless you make additional voluntary allocation changes in connection with the GLWB Rider cancellation.

Allocations and transfers are restricted further if you have a GLWB Rider.  See Part 6.

To request a reallocation, you may write to our Administrative Office at the address in the Glossary.  Mail sent to any other address may not be in Good Order.  You may also contact your sales representative to request a reallocation.  Each request for a reallocation or transfer must specify:

•              the contract number; and

•              the Subaccounts and allocation percentages stated in whole percentages.

If one portion of a reallocation request involving multiple Subaccounts violates our policies or is not in Good Order, the entire request will not be processed.  You will need to resubmit a request that is in Good Order for your reallocation to be processed.

You may also request a reallocation through our telephone transfer service using your personal identifiers.  We will honor telephone instructions from any person who provides correct identifying information.  We are not responsible for fraudulent telephone requests we believe to be genuine according to these procedures.  Accordingly, you bear the risk of loss if unauthorized persons make reallocations on your behalf.

Telephone reallocations may be requested from 9:00 a.m. - 5:00 p.m. Eastern Time, on any day we are open for business.  If we receive your request before 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, you will receive the Unit Values for the Subaccounts as of the close of business on the day you call.

Requests received at our Processing Office at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, or received on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day.  We will confirm all reallocations in writing.

Detrimental Effect of Trading on Unit Values

This contract is intended for long-term investing only and is not intended as a vehicle for frequent trading.  Reallocations (transfers) among Subaccounts are strictly limited under the terms of this contract.  See Part 5, section titled “Allocations and Transfers.”  We may refuse any reallocation request for an owner or certain owners if we believe in our sole discretion that a specific request or group of requests may have a detrimental effect on Unit Values.  We will notify you or your designated representative if your requested reallocation is not made.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for trading in response to short-term fluctuations in the market.  You cannot engage in intra-day trading of the ETFs available through the Subaccounts.  Any person that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers for any reason should not purchase this contract.

If we determine, in our sole discretion, that a contract owner is attempting to engage in improper trading, we may revoke their same-day reallocation/transfer privileges and require their trades to be submitted via U.S. Mail.  We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish, subject to following rules:

•                  Each withdrawal must be at least $250.

•                  Your Account Value remaining after a partial withdrawal, including any withdrawal charge, must be at least $20,000.  (Please note that you may fully surrender your contract at any time.)  This rule does not apply to a withdrawal of your Free Withdrawal Amount, your RMD, or if you have a GLWB Rider.

The withdrawal will be taken from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value.  For example, if your Account Value is divided in equal 25% portions among four Subaccounts, when you make a withdrawal, 25% of the Account Value will come from each of your four Subaccounts.  You can tell us if you want your withdrawal handled differently.

Withdrawals are processed when a request is received in Good Order at our Processing Office.  When you take a withdrawal from a Subaccount, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

The total amount deducted from your Account Value will be the withdrawal amount requested, plus any withdrawal charge that applies (see Part 4, section titled “Withdrawal Charge”).  The amount you receive will be the amount you requested, less any applicable tax withholding.  Withdrawals are handled differently if you elect a GLWB Rider.  See Part 6.

Withdrawals are attributed to your Account Value in the following order:  (1) any remaining Free Withdrawal Amount; (2) premiums that are no longer subject to a withdrawal charge and have not yet been withdrawn; (3) premiums subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a premium.  Your investment comes out first, beginning with the oldest premium first, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all premiums, and any applicable charges on those premiums, are withdrawn.  Please note, however, that for tax purposes, withdrawals are considered to be gain first.  See Part 8.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract.  Fees you pay for such investment advisory services are in addition to any contract charges.  If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value.  These payments are withdrawals from your Account Value and will be subject to any applicable withdrawal charge.  We will withdraw the requested payment according to the third party’s instructions (including instructions about which Subaccounts to withdraw the fee from) and send you a confirmation of the transaction.  We will not verify the accuracy of the amount being requested.

Examples of withdrawals and the application of a withdrawal charge are located on Appendix B.

Additional restrictions apply to withdrawals if you have a GLWB Rider.  See Part 6.

Your Death Benefit is reduced by withdrawals on a proportional basis.  See Part 5, section titled “Death Benefit.”

Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty.  See Part 8.

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without paying a withdrawal charge.  The Free Withdrawal Amount is the greater of:

•                  10% of your Account Value on the date of the withdrawal, minus any partial withdrawals taken during the current Contract Year; or

•                  10% of your Account Value at your most recent Contract Anniversary, minus any partial withdrawals taken during the current Contract Year.  (During your first Contract Year, this amount is 10% of your initial premium received on the Contract Date)

If your RMD (based on the fair market value of this contract only as calculated by us) is greater than your Free Withdrawal Amount, we will allow you to take the RMD as your Free Withdrawal Amount, but only once each Contract Year.  Because your RMD is based on a calendar year, you should plan in advance to coordinate your RMD with your available Free Withdrawal Amount.

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it to the next year’s Free Withdrawal Amount.

The Free Withdrawal Amount does not apply to a full surrender.  Taking your Free Withdrawal Amount will not reduce the total withdrawal charge applicable to your premium.  If you take a subsequent withdrawal for more than the Free Withdrawal Amount or if you surrender the contract, we will assess any applicable withdrawal charge on the amount of your premiums withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

The Free Withdrawal Amount is available for withdrawal only.  The Free Withdrawal Amount is not available for transfer to another IRA or other qualified contract or account.

Timing of Payment of a Withdrawal or Surrender

We normally send you partial or full withdrawals (or apply your Account Value to the purchase of an Annuity Option) within seven days after receipt of the required form at our Processing Office.  However, we can defer our action for any period during which:

(1)          the New York Stock Exchange has been closed, other than a weekend or holiday, or trading on it is restricted;

(2)          an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)          the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

Assignments

This contract is an IRA and you are not legally permitted to assign, pledge or otherwise transfer the contract.  Pledging or assigning an IRA can cause loss of qualified status and result in some or all of the Account Value being included in your income.  A 10% federal tax penalty also may apply.

Death Benefit

We will pay the Death Benefit to your properly designated beneficiary if you die before the Annuity Date.

The Death Benefit amount will be the greater of:

1.               the Account Value on the Death Benefit Date; or

2.               your total premiums minus proportionate adjustments for partial withdrawals, including any withdrawal charge.  A proportional adjustment means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.

Example of the effect of withdrawals on the Death Benefit:

•                  if your Death Benefit is $100,000 and your current Account Value is $80,000,

•                  and you take a withdrawal of $10,000,

•                  we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 / $80,000);

•                  therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount.

This example is for illustrative purposes only and does not predict results.

Your beneficiary generally has a choice of how to receive the Death Benefit.

1.               The beneficiary may take a lump sum.  If the beneficiary elects this option, we will automatically pay the lump sum into a checking account in the name of the beneficiary, if allowed by state law. The checking account is an interest-bearing account with no fees.  The beneficiary can access some or all of the funds at any time by writing a check.

2.               The beneficiary may defer for up to five years.  If the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit invested in the Subaccounts then available under the contract for a period of up to five years.  Separate account charges will continue to apply.  At the end of five years, the entire amount must be paid to the beneficiary.

3.               The beneficiary may treat the contract as an inherited IRA.  If the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the Subaccounts then available under the contract.  Separate account charges will continue to apply.  The beneficiary must choose to receive the Death Benefit as either:

a)              an immediate annuity; or

b)             substantially equal payments over his or her life expectancy as defined by the Tax Code.  The beneficiary may choose the longer of his or her life expectancy or the deceased owner’s life expectancy (both as defined by the Tax Code) if the owner dies after the Required Beginning Date.  (For Roth IRAs, the owner is presumed to have died before the Required Beginning Date.)

Distributions must begin by December 31 of the calendar year after the owner’s death; however if the beneficiary is your spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.  A spouse also may elect to continue the contract as described below in the section titled “Spousal Continuation.”

The following restrictions apply to the inherited IRA contract: (i) the inherited IRA owner may not add premium to the contract; (ii) the Death Benefit available to the beneficiary of the inherited IRA owner is the Account Value on the Death Benefit Date after the death of the inherited IRA owner; and (iii) the beneficiary of the inherited IRA owner will be required to receive the remaining Account Value either in a lump sum, over 5 years or over the life expectancy of the inherited IRA owner as determined by the Tax Code.

For more information on inherited IRAs, see Part 8, section titled “Inherited IRAs” and IRS Publication 590.  You should seek independent tax advice.

If your beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

Spousal Continuation

If your sole primary beneficiary is your spouse, the contract may be continued in your spouse’s name as the owner.  If spousal continuation is elected, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution.  This increase will be added to the Subaccounts you have selected on a pro-rata basis.  For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with $115,000 as the Account Value.

All terms and conditions of the contract continue to apply including the withdrawal charge.  When the surviving spouse dies, the Death Benefit will be paid to the beneficiary named by the surviving spouse.

Federal tax advantages of spousal continuation are not available to same sex spouses.  The Federal Defense of Marriage Act provides that same sex spouses are not considered married under federal law.  Therefore, the favorable tax treatment provided by the Tax Code to a surviving spouse of an annuity owner is not available to a surviving same sex spouse.  If the state where this contract is issued recognizes same sex marriages, the Spousal Continuation described in the contract is available to the surviving same sex spouse; however, the favorable tax treatment provided by the Tax Code will not apply and the transfer of ownership will be a taxable event.

Selecting and Changing Your Beneficiary

You may name one or more beneficiaries as primary or contingent beneficiaries.  The Death Benefit will be paid to your primary beneficiaries who are alive at the time of your death.  If no primary beneficiary survives your death, then the Death Benefit will be paid to your contingent beneficiaries, if any.  If no beneficiary survives your death (primary or contingent) or none has been named, the Death Benefit will be paid to your estate.

If multiple beneficiaries in either category (primary or contingent) are named, the Death Benefit will be split into equal shares among the beneficiaries in that category who are alive at the time of your death, unless you specify otherwise in your beneficiary designation.

If you die on or after the Annuity Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the beneficiary at least as quickly as the method in effect when you died.

You may change any beneficiary by sending the appropriate form in Good Order to the Administrative Office.  We may limit the number of beneficiaries you can have at one time.  Please consult your financial professional and tax advisor to properly identify your beneficiaries so that the Death Benefit is paid as you intend.  Please be sure to name your spouse as your sole primary beneficiary so that spousal continuation of the contract can occur, if that is your intention.  You may wish to name a contingent beneficiary in case your spouse dies before you.

Filing Death Claims

To file a death claim, the beneficiary must submit an original certified death certificate and company death claim paperwork that is in Good Order, including the beneficiary’s election of how they wish to receive the Death Benefit proceeds.  On the date we first receive notice of the owner’s death, we will stop all pending automatic transactions, including rebalancing and systematic withdrawals; however, any money in the STO will be transferred to the Subaccounts according to the owner’s allocation.

During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Subaccounts as allocated by you at the time of your death.  As a result, the Account Value continues to reflect the investment performance of the Subaccounts during this period and will be subject to market fluctuations.  Separate account charges will continue to apply.

If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit will be calculated and the first beneficiary will receive payment according to his or her election.  The remaining beneficiaries’ share of the Death Benefit will be invested in the Subaccounts as allocated by you at the time of your death and subject to market fluctuations.

Maturity Date and Annuity Option

Your Annuity Option is available anytime on or after your first Contract Anniversary until the Maturity Date.  You may elect your Annuity Option by writing to the Administrative Office any time on or after your first Contract Anniversary and before the Maturity Date.  Upon the Maturity Date, you may elect to receive a lump sum of your Account Value, or you may elect an Annuity Option.

An Annuity Option can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually.  For any annuity, the minimum payments must be at least $100.  If the minimum monthly payment under a guaranteed Annuity Option would be less than $20, we will pay you a lump sum of your Account Value instead.  All Annuity Options are funded through our General Account.

The amount applied toward the purchase of a guaranteed Annuity Option under the contract will be the Account Value less any premium tax.  The guaranteed Annuity Options are single life and ten years certain or joint life and ten years certain.  These options provide a fixed life income annuity with 10 years of payments guaranteed.

We will also use the Account Value less any premium tax to determine your annuity payments if you select a nonguaranteed Annuity Option with either (i) life contingencies, or (ii) a period certain that provides for fixed payments over ten or more years.

If you select any other nonguaranteed Annuity Option, the amount applied to determine your annuity payments will be the Surrender Value.  We currently offer the additional Annuity Options listed below; however we may eliminate or change the non guaranteed options available at any time.

•                  period-certain annuity, which provides for fixed payments for a fixed period.  The fixed periods available may vary from time to time and the fixed period selected may not extend past your 100th birthday.  The amount is determined by the period you select.  If the Annuitant dies before the end of the period selected, the beneficiary will receive the remaining periodic payments.

•                  period-certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity.  The fixed periods available may vary from time to time.  If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the beneficiary.

•                  life only annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity.  Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.

If you have not already selected a form of Annuity Option, we will contact you prior to your Maturity Date.  You can tell us at that time if you would like a lump sum payment, or select the type of annuity you want.  If we do not receive your election on or before your Maturity Date, you will automatically receive the single life and ten-year certain Annuity Option guaranteed under the contract.

Annuity Payments

Once payments begin under an Annuity Option, payments will not change.  The size of payments will depend on the amount applied to the Annuity Option, the form of Annuity Option you chose and, in the case of an Annuity Option with life contingencies, on the Annuitant’s age and sex (where permissible).

If the age or sex of an Annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender.  Any overpayments or underpayments made by us will not be charged or credited with interest, unless required by your state.  If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due.  We add underpayments to the next payment.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus.  We cannot honor your requests unless they are in proper and complete form.  Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Part 6 — Optional Benefits

You may purchase one of the optional GLWB Riders offered with this contract, which provides additional benefits for an additional charge.  You may only elect a Rider at the time of application.  Benefits under a Rider will replace or supplement the standard contract benefits.  Charges for an optional benefit Rider are in addition to the standard contract charges.  Be sure you understand the charges.  Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances.  Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Withdrawal Benefit

Each Guaranteed Lifetime Withdrawal Benefit (GLWB) is an optional Rider you may purchase for an additional charge.  You may select the Individual GLWB Rider or the Spousal GLWB Rider.

The GLWB Rider guarantees lifetime payments for you (or you and your covered spouse if you elect the Spousal GLWB Rider) regardless of how your investments perform, as long as the Rider is in effect.  You are the covered person under the Individual GLWB Rider.  You and your spouse are the covered persons under the Spousal GLWB Rider.  If you take Nonguaranteed Withdrawals, as explained below, your Benefit Base will decrease immediately, your lifetime payments may decrease and the Rider may terminate.

Lifetime Payout Amount (LPA)

The LPA is the amount we guarantee you can receive each calendar year for your lifetime (or for as long as either you or your covered spouse is alive if you elect the Spousal GLWB Rider).  You are eligible to begin receiving your LPA on the LPA Eligibility Date.

For the Individual GLWB Rider, the LPA Eligibility Date is the earlier of the following:

•                  January 1st after the calendar year in which you turn age 60 (if you turn age 60 on January 1st, your LPA will be available beginning on that day); or

•                  the Contract Date, if you are age 60 or older at the time you purchase your contract.  The LPA available during the calendar year in which you purchase your contract will be pro rated for the portion of the calendar year remaining.

For the Spousal GLWB Rider, the LPA Eligibility Date is the earlier of the following:

•                  January 1st after the calendar year in which the younger of you or your spouse turns age 60 (if the younger of you or your spouse turns age 60 on January 1st, your LPA will be available beginning on that day); or

•                  the Contract Date, if the younger of you or your spouse is age 60 or older at the time you purchase your contract.  The LPA available during the calendar year in which you purchase your contract will be pro rated for the portion of the calendar year remaining.

The LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base on January 1st each year on or after the LPA Eligibility Date.  For the Spousal GLWB Rider, that amount is then multiplied by 90% (this 90% is called the Spousal Factor).

Withdrawal Percentage - The applicable Withdrawal Percentage is determined by the following formula:

A + B + C, where:

(A)      is the Age Based Percentage stated on the chart below:

Age*	Age Based Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75 +	5.50%

*The Age Based Percentage is determined by your age (or the age of the younger of you or your spouse if you have elected the Spousal GLWB Rider).  The Age Based Percentage is locked in on the date of the first withdrawal from the contract on or after the LPA Eligibility Date;

(B)        is the cumulative Deferral Percentage.  The cumulative Deferral Percentage begins at zero and increases by 0.10% for each complete calendar year that you do not take a withdrawal.

(C)       is a First Year Deferral Percentage stated on the chart below:

Contract Date	First Year Deferral Percentage
January 1-March 31	0.075%
April 1-June 30	0.050%
July 1-September 30	0.025%
October 1-December 31	0.000%

The First Year Deferral Percentage is a one time addition to your Withdrawal Percentage that varies based on your Contract Date, provided you do not take a withdrawal in the calendar year containing the Contract Date.

Benefit Base - Your initial Benefit Base is equal to your initial premium received by us on the Contract Date.  Your Benefit Base will be adjusted as follows:

1.               On each Contract Anniversary, your Benefit Base will be compared to your Account Value and if the Account Value is greater than the Benefit Base, we will step up your Benefit Base to equal the Account Value.

2.               If you take a Nonguaranteed Withdrawal, we will immediately decrease your Benefit Base as described in the section titled “Nonguaranteed Withdrawal” below.

3.               On the date we receive an additional premium during the first Contract Year, we will immediately increase your Benefit Base by the amount of the additional premium.  Additional premiums received after the first Contract Year will not increase your Benefit Base.  They will, however, increase the Account Value, which is used to determine if a step up applies on the next Contract Anniversary.

The Benefit Base is used only to measure the LPA and is not available for withdrawal or payable as a death benefit.

If you (or the younger of you and your spouse if you have elected the Spousal GLWB Rider) have reached the LPA Eligibility Date on the Contract Date, your LPA for the calendar year that contains the Contract Date will be prorated for the portion of the calendar year remaining.  The factor used to prorate the LPA is the number of days remaining in the calendar year (not including the Contract Date) divided by the number of days in the calendar year.

If you withdraw less than the LPA in any calendar year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

If your RMD is greater than the LPA for any calendar year, the RMD will be the LPA for that calendar year.

Nonguaranteed Withdrawal

Before your LPA Eligibility Date, a Nonguaranteed Withdrawal is the total amount of any withdrawal, including any withdrawal charge.

After your LPA Eligibility Date, a Nonguaranteed Withdrawal is all or a portion of any withdrawal, including any withdrawal charge, that, when combined with your total withdrawals for that calendar year, exceeds your LPA.

If you take a Nonguaranteed Withdrawal, your Benefit Base will immediately decrease by the adjusted Nonguaranteed Withdrawal amount.  The adjusted Nonguaranteed Withdrawal amount is defined as the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value), where both values are determined immediately before the Nonguaranteed Withdrawal.  The Account Value immediately before the Nonguaranteed Withdrawal means that the Account Value will be reduced by any remaining LPA prior to the calculation.

Taking Nonguaranteed Withdrawals could reduce your future benefits by more than the dollar amount of the Nonguaranteed Withdrawals.

The example below demonstrates how a Nonguaranteed Withdrawal affects the Benefit Base, using the following assumptions:

•                  Benefit Base = $100,000

•                  Account Value = $85,000

•                  LPA = $5,000

•                  One withdrawal is taken during the calendar year = $7,000

•                  Withdrawal taken after LPA Eligibility Date

•                  No withdrawal charge applies.

The Nonguaranteed Withdrawal amount is $2,000, which is equal to your total calendar year withdrawals ($7,000) minus your LPA ($5,000).  The adjusted Nonguaranteed Withdrawal is $2,500:

$2,500 = $2,000 (Nonguaranteed Withdrawal amount) x  the greater of 1.0 or [$100,000 (Benefit Base immediately before the Nonguaranteed Withdrawal) / $80,000 (Account Value immediately before the Nonguaranteed Withdrawal)]

Your Benefit Base will be reduced by $2,500 to $97,500.

This example is for illustrative purposes only and does not predict results.

Other Important Facts about Withdrawals

•                  You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals.  Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and your LPA .

•                  A withdrawal charge may apply.  If you withdraw more than your Free Withdrawal Amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charge will be waived.  If you withdraw more than the Free Withdrawal Amount and any portion of the withdrawal is a Nonguaranteed Withdrawal, a withdrawal charge, if any, will be applied on the entire amount that is greater than the Free Withdrawal Amount.  See Part 4, “Withdrawal Charge” and Part 5, “Withdrawals.”  Following is an example of how a withdrawal charge may apply:

Assume:

Premium:	$40,000
Account Value before withdrawal:	$18,000
Withdrawal charge percentage applicable to premium:	6%
Lifetime Payment Amount:	$2,000

Case 1: Owner requests withdrawal of $2,000 (LPA)

The Free Withdrawal Amount is calculated as $18,000 x 10% = $1,800.  The $2,000 requested withdrawal is greater than the remaining Free Withdrawal Amount; however, it does not exceed the LPA.  No withdrawal charge will apply.

Case 2: Owner requests withdrawal of $2,500

The Free Withdrawal Amount is $1,800.  Since the requested withdrawal exceeds the LPA, withdrawal charges will apply.  After applying the withdrawal first to the Free Withdrawal Amount, this leaves $700 ($2,500 - $1,800), which will be subject to a withdrawal charge of $42 ($700 x 6%).

•                  Withdrawals must be taken pro-rata from your Investment Options.  You cannot make a withdrawal from specific Investment Options.

•                  You may not take a withdrawal on your Contract Date.

•                  If you request a withdrawal, we will withdraw the total amount you requested from your Account Value, however the amount you receive will be net of tax withholding and withdrawal charge, if applicable.

GLWB Rider Charge

The GLWB Rider charge is a daily charge taken from the Account Value in your Subaccounts.  The charge is in addition to the separate account charges for the contract and reduces your Unit Values.  The charge varies depending on which GLWB Investment Strategy you choose.  The following table shows the effective annual rates for the Rider charge:

GLWB Investment Strategy	Current GLWB Charge	Current GLWB Charge with Total Separate Account Expenses
Strategy 1 – Basic Allocation	0.60%	2.35%
Strategy 2 – Self Style Allocation	0.80%	2.55%

We may increase the annual charge for the GLWB Rider up to the maximum of 1.50%.  If we do increase the charge, we will give you prior written notice of the increase.  You will have the option to cancel the Rider at that time.  The maximum GLWB charge plus total separate account charges would be 3.25% for either GLWB Investment Strategy.  We do not deduct the Rider charge during the Guaranteed Payment Phase.

The GLWB Rider charge is the same for the Individual GLWB Rider and the Spousal GLWB Rider.  (The LPA is adjusted downward — by the Spousal Factor of 90% — for the Spousal GLWB Rider instead of an additional charge.)

GLWB Investment Strategies

If you purchase the GLWB Rider, you must allocate your premium to only one of the two GLWB Investment Strategies described below.  Once you select a GLWB Investment Strategy, you cannot switch to another GLWB Investment Strategy.  As a result of the GLWB Rider investment restrictions, you will always have some degree of exposure to the market.  You cannot eliminate this exposure even during periods of market volatility.  These investment strategies are designed for long-term investors seeking withdrawal guarantees.  (Note that the Subaccounts available in the GLWB Investment Strategies are also available without the Rider.)

GLWB Investment Strategy 1 — Basic Allocation

You must allocate your premium according to one of the three models: Blend, Growth or Value.  You may reallocate from one model to another, as discussed below.

Subaccount	Model 1 - Growth	Model 2 - Blend	Model 3 - Value
iShares S&P 500 Index Fund	30%	40%	30%
iShares S&P 500 Growth Index Fund	10%
iShares S&P 500 Value Index Fund			10%

iShares S&P MidCap 400 Index Fund	10%	10%	10%
iShares S&P SmallCap 600 Index Fund	5%	5%	5%
Vanguard Tax-Managed International Fund, MSCI EAFE ETF Shares	5%	5%	5%
Vanguard Total Bond Market Index Fund, ETF Shares	35%	35%	35%
iShares S&P/Citigroup International Treasury Bond Fund	5%	5%	5%

GLWB Investment Strategy 2 — Self Style Allocation

You may select one or more of the Subaccounts in one or more groups, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each group.

Group 1 Core Fixed Income Minimum 35% Maximum 65%	Group 2 Core Equity Minimum 35% Maximum 65%	Group 3 Non-Core Fixed Income Minimum 0% Maximum 30%	Group 4 Non-Core Equity Minimum 0% Maximum 30%	Group 5 International/Alternative Minimum 0% Maximum 15%
iShares Barclays Aggregate Bond Fund	iShares S&P 500 Index Fund	iShares Barclays TIPS Bond Fund	iShares S&P 500 Growth Index Fund	iShares S&P/Citigroup International Treasury Bond Fund
iShares Barclays Intermediate Credit Bond Fund	Vanguard Dividend Appreciation Index Fund, ETF Shares	iShares iBoxx $ High Yield Corporate Bond Fund	iShares S&P 500 Value Index Fund	Vanguard Emerging Markets Stock Index Fund, ETF Shares
Vanguard Total Bond Market Index Fund, ETF Shares	Vanguard Large-Cap Index Fund, ETF Shares	Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares	iShares S&P MidCap 400 Index Fund	Vanguard REIT Index Fund, ETF Shares
		Vanguard Variable Insurance Fund Money Market Portfolio	iShares S&P SmallCap 600 Index Fund	Vanguard Tax-Managed International Fund, MSCI EAFE ETF Shares
Vanguard Mega Cap 300 Index Fund, ETF Shares

For more information about these Subaccounts, including information relating to their investment objectives and policies, and the risks of investing, see Part 3, as well as the Fund prospectuses.  You can obtain a copy of the Fund prospectuses by contacting our Administrative Office listed in the Glossary.  You should read the Fund prospectuses carefully before investing.

In addition to your allocation to one of the two GLWB Investment Strategies, you may invest some or all of your initial premium received by us on the Contract Date in the STO.  Transfers from the STO to the Subaccounts must be according to GLWB Investment Strategy and allocation you have selected.  See Part 3, section titled “The Fixed Account” for more information about the STO.

Subject to required approvals by federal and state authorities, we may add, remove, change, close, substitute or limit investment in the GLWB Investment Strategies or the Subaccounts at any time.

Allocations and Transfers for the GLWB

In addition to the allocation and transfer rules under the contract (See Part 5, section titled “Allocations and Transfers”), the following additional rules and limitations apply to your allocations and transfers:

•                  Your one allocation allowed on the contract must meet the requirements of one of the two GLWB Investment Strategies.

•                  Your Account Value will be automatically rebalanced to your allocation percentages each contract quarter.

•                  You cannot move from one GLWB Investment Strategy to another.

•                  In GLWB Investment Strategy 1, you can reallocate your Account Value invested in one model to another model.  The reallocation will reset your Account Value to the required percentages for the new model.  Each reallocation triggers the 60-day waiting period before you can make another reallocation.

•                  In GLWB Investment Strategy 2, you can reallocate your Account Value invested in Strategy 2 as long as your new allocation is within the minimum and maximum allocation percentages for each Fund group.  Each reallocation triggers the 60-day waiting period before you can make another reallocation.

Your financial professional or a third party may offer you asset allocation or investment advisory services related to this annuity contract or Rider for an additional fee to be deducted from your contract.  Such fees are considered withdrawals and could cause a Nonguaranteed Withdrawal.  Therefore, if you purchase a GLWB Rider, we do not recommend using this annuity contract to pay for such services.

Withdrawal Protection for Required Minimum Distributions

If your contract is a traditional IRA or a SEP IRA, you may be required to withdraw money in order to satisfy IRS minimum distribution requirements after you reach age 70½.

We will calculate the RMD for this annuity contract based on its prior calendar year-end fair market value.  We do not consider your other assets or distributions in making this calculation.  This is the RMD protected under the GLWB Riders, except if you elect the spousal rider and your spouse is more than 10 years younger than you.  In that case, due to your age difference, you will be required to take your RMD for this annuity contract before the LPA Eligibility Date; if you take your RMD from this contract’s Account Value, each withdrawal will be a Nonguaranteed Withdrawal until the LPA Eligibility Date is reached.  You are solely responsible for meeting all requirements of the Tax Code.

After the LPA Eligibility Date, you may take the greater of your LPA or your RMD each calendar year.  In the year you turn 70½ the Tax Code provides that you may take your first RMD prior to April 1st of the following calendar year; however, with a GLWB Rider, you must take your first annual RMD in the calendar year you turn age 70½ in order to avoid a potential Nonguaranteed Withdrawal.

We may make any changes we deem necessary to comply with the tax laws.  We are not liable for any tax consequences you incur arising from this contract or your obligations under the Tax Code.  You should discuss these matters with your tax advisor prior to electing a GLWB Rider.

Continuation of the Spousal GLWB at Owner’s Death

Opposite sex spouses — your covered spouse will have the option to continue the contract and the GLWB Rider at the time of your death.  Your covered spouse will become the owner and annuitant of the contract and all terms and conditions of the contract continue to apply.  See Part 5, section titled “Spousal Continuation.”

Same sex spouses — in states that recognize marriage between same sex partners, civil union or domestic partnership, the covered spouse may continue to receive the LPA under the terms of the Rider; due to federal tax laws, however, not all terms of the contract apply.  If the same sex covered spouse wishes to continue receiving the LPA, he or she must elect to treat the contract as an inherited IRA.  See Part 5, section titled “Death Benefit.”

All provisions of the contract and the GLWB Rider still apply, except (i) the same sex covered spouse must take at least the RMD each calendar year (caution: this may cause a Nonguaranteed Withdrawal if the LPA Eligibility Date has not been reached); (ii) the same sex spouse cannot add premium to the contract; (iii) the Death Benefit available to the beneficiary of the same sex spouse is limited to the Account Value on the Death Benefit Date; and (iv) the beneficiary of the same sex spouse will be required to receive the remaining Account Value either in a lump sum, over 5 years or over the life expectancy of the same sex spouse as determined by the Tax Code.  These restrictions are required by the Tax Code.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on or after the LPA Eligibility Date if either:

•                  Before the Maturity Date, the Account Value reduces to zero (other than as a result of a Nonguaranteed Withdrawal or the voluntary election of an Annuity Option).

•                  On the Maturity Date, you elect to continue to receive annual payments equal to the then current LPA through a life only Annuity Option (or joint life if you have elected the Spousal GLWB Rider and both you and your covered spouse are still living.)

When the contract begins the Guaranteed Payment Phase, we will send you a written notice and any remaining LPA that you have not taken during the current calendar year.  (If your contract enters the Guaranteed Payment Phase on the Maturity Date, we will set your Account Value to zero.)  Beginning the next calendar year, and in each calendar year during the Guaranteed Payment Phase, you will receive your LPA.  The Guaranteed Payment Phase will continue until the death of the owner (or owner and covered spouse if the Spousal GLWB is elected).

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract and the GLWB Rider will terminate, except those described in this section and in the “Cancellation and Termination of Rider” section below.  The Guaranteed Payment Phase will end if the Rider terminates.  See “Cancellation and Termination of Rider” section below.  We should be notified immediately upon the death of the owner (or covered spouse if the Spousal GLWB is elected).

Cancellation and Termination of Rider

You may cancel the Rider during the first 45 days of each Contract Year beginning on the fifth Contract Anniversary.  Upon termination of the Rider, the Rider charge will no longer be assessed.  All other charges will remain in effect.

This Rider will terminate automatically on the earliest of the following dates:

1.               for the Individual GLWB Rider, the date you die, and for the Spousal GLWB Rider, the date the later of you or your covered spouse dies;

2.               the date the Account Value equals zero due to a Nonguaranteed Withdrawal;

3.               the date that ownership of the contract or Rider is transferred or the contract, Rider or any benefits under the contract or Rider are assigned unless the new owner assumes full ownership of the contract and is essentially the same person as the current owner (e.g. a change to a court appointed guardian representing the owner during the owner’s lifetime) or the new owner is a covered person;

4.               on the Maturity Date, unless you elect to receive your LPA through a life only Annuity Option, or joint life only Annuity Option if you have elected the Spousal GLWB Rider and your covered spouse is still living;

5.               the date you voluntarily elect an Annuity Option under the contract;

6.               the date you cancel the GLWB Rider; or

7.               the date you surrender the contract.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Rules

The following additional rules apply if you elect a GLWB Rider:

•                  You must be between 45 and 80 years old on the Contract Date in order to elect the Individual GLWB Rider.  In order to elect the Spousal GLWB Rider, the younger of you or your spouse must be at least 45 years old and the older of you or your spouse must be no more than 80 years old on the Contract Date.

•                  The Company may refuse to accept additional premiums on a nondiscriminatory basis at anytime.

•                  We may require proof that you (or your covered spouse) are living at any time.

•                  You cannot switch from an Individual GLWB Rider to a Spousal GLWB Rider or vice versa.

•                  Income Plus Withdrawal Program is not available.

•                  Choices Plus Required Minimum Distribution Program is not available.

•                  Customized Asset Rebalancing Program is not available.

Additional Rules that Apply to the Spousal GLWB Rider

1.               Only your legal spouse (as defined by applicable state law) on the Contract Date may be named as a covered person under the Spousal GLWB Rider.

2.               You must name your spouse as your sole primary beneficiary.

3.               You cannot add or change a spouse as a covered person.

4.               If your marriage is terminated (such as by divorce or dissolution) or your spouse dies, your spouse is automatically removed as a covered person.  If you subsequently remarry, you cannot add the new spouse.

5.               You must provide us with notice of the divorce or termination of marriage.

6.               Once the spouse is removed as a covered person, lifetime withdrawals under the Spousal GLWB Rider are no longer guaranteed for the lives of both you and your spouse.  (If a spouse is removed, you can name a new beneficiary to receive the Death Benefit.)

7.               If a spouse is removed and is no longer a covered person, the LPA Eligibility Date and the Age Based Percentage are still based on the younger of you or your (now removed) spouse.

8.               If a spouse is removed and is no longer a covered person, the Spousal Factor of 90% will continue to apply to your LPA calculation.

9.               If your spouse is 10 or more years younger than you, the Spousal GLWB Rider may not be suitable for you.

The addition of a GLWB Rider to your annuity contract may not be right for you.  For example: (i) if you are purchasing the GLWB to meet income needs, you should consider whether an immediate annuity is better suited to your situation; (ii) if you do not expect to take withdrawals while this Rider is in effect, you do not need a GLWB Rider because the benefit is accessed through withdrawals; or (iii) if you are likely to need to take withdrawals prior to your LPA Eligibility Date or in an amount that is greater than the LPA or RMD for this contract only, you should carefully evaluate whether a GLWB Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Benefit Base.  You should consult with your tax and financial advisors and carefully consider your alternatives before deciding if a GLWB Rider is suitable for your needs.

Examples

Please see Appendix C for hypothetical examples that illustrate how the GLWB Riders work.

Part 7 - Voting Rights

How Fund Shares Are Voted

Integrity is the legal owner of the Fund shares held by the Separate Account.  As a shareholder, we have the right to vote on certain matters with respect to the Funds.  Among other things, we may vote to elect the Fund’s Board of Directors, to ratify the selection of independent auditors, and on any other matters described in a current prospectus or statement of additional information for each Fund, or any matter requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we will give you the opportunity to tell us how to vote the number of shares attributable to the Units in your contract.  We will send you proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all contract owners, we will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.  As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal.  We may vote any shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, as we deem appropriate.  If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares in our own right or to restrict contract owner voting, we may do so.

Fund shares are sold to investors other than us.  Therefore, the shares voted by all shareholders will dilute the effect of voting instructions received by us from our contract owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Funds that correspond to the Subaccounts in which you are invested on the record date set by the Trust.  We determine the number of shares you vote by dividing your Account Value in each Subaccount by the total value of assets in the Subaccount multiplied by the number of shares in the Subaccount.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under “Changes in How We Operate” in Part 2) may require contract owner approval.  In that case, you will be entitled to a number of votes based on the value you have in the Subaccounts.  We will cast votes attributable to amounts we have in the Subaccounts as we deem appropriate.

Part 8 - Tax Aspects of the Contract

Tax Status of the Contract

This contract is only available as a traditional IRA, Roth IRA, or SEP IRA.  If you were able to purchase this contract as other than an IRA, the contract would not satisfy the diversification requirements under federal tax law to be treated as an annuity contract for federal income tax purposes, and you would be currently taxed on your investment and gain.

Variable annuity contracts (other than certain pension and qualified retirement plan contracts, including IRAs) are generally not treated as annuities for federal income tax purposes, and thus lose their tax-deferred character, if they do not satisfy certain diversification requirements set forth in Section 817(h) of the Tax Code.  Investing in the ETF shares that are “publicly available,” i.e., that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements.  Accordingly, standing alone, the contract would not be treated as an annuity contract for federal income tax purposes.  However, we believe that an individual purchasing a contract as an IRA will not be taxed currently on the investment and gain.

Contracts that qualify as IRAs are not subject to restrictions against investing in publicly available investments if the contracts meet certain requirements set forth by the IRS.  We believe this contract will meet those requirements, although there is no guarantee that this will be the case.  If this contract is not maintained as an IRA, the taxes on the premiums and any gain will not be deferred (or for a Roth IRA, taxes on the gain will not be free from federal income tax) and the tax treatment will be uncertain.

Types of IRAs

Traditional IRAs

Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an IRA.  An IRA can be in the form of a trust or custodial account or an annuity.  An individual may make annual contributions to an IRA of up to the lesser of the limit specified in the Tax Code ($5,000 for 2010) or 100% of compensation includible in the individual’s gross income.  For an individual age 50 or older, the limit is increased by $1,000.  The premiums may be deductible in whole or in part, depending on the individual’s income and whether the individual or spouse participates in an employer sponsored retirement plan.  Distributions from another IRA or certain eligible employer plans may be transferred or “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA are taxed when distributed from the IRA at ordinary income tax rates.  A 10% penalty tax (discussed below) generally applies to distributions made before age 59½, subject to certain exceptions.  IRAs have minimum distribution rules (also discussed below) that govern the timing and amount of required distributions from traditional IRAs.

SEP IRAs

Section 408 of the Tax Code permits SEP IRAs, which are a type of IRAs that allows employers to contribute to IRAs on behalf of their employees.  Employer premiums made to an employee’s SEP IRA cannot exceed the lesser of (1) 25% of the employee’s compensation, and (2) a limit specified in the Tax Code ($49,000 for 2010).  Distributions from SEP IRAs are subject to the same restrictions and rules that apply to IRA distributions.

Roth IRAs

Section 408A of the Tax Code permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  Only individuals with income below certain amounts specified in the Tax Code may contribute to a Roth IRA.  An eligible individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the Tax Code ($5,000 for 2010) or 100% of compensation includible in the individual’s gross income.  For an individual age 50 or older, the limit is increased by $1,000.  A rollover from, or conversion of, an IRA to a Roth IRA is generally subject to tax on the full amount rolled over or converted.

You should consult a tax advisor before converting amounts to a Roth IRA or combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed premiums to the Roth IRA, income tax and a 10% penalty tax (discussed below) may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

Rollovers and Transfers

In many circumstances you may move money tax-free from one IRA to another IRA or from other qualified plans, such as a 401(k) plan or 403(b) tax sheltered annuity, to an IRA by means of a direct rollover or a transfer.  You may roll over, directly or indirectly, any eligible rollover distribution.  An eligible rollover distribution is defined generally as any distribution of all or part of the balance from a qualified plan, except you cannot roll over the following taxable distributions from another plan:

•                  any distribution that is part of a series of substantially equal payments made over your life expectancy;

•                  any distribution made for a specified period of 10 years or more;

•                  any distribution that is an RMD; or

•                  any hardship distribution.

Also, you cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contribution that is included in the other plans.

Tax laws are complex and your individual situation is unique.  You should always consult a tax advisor before you move or attempt to move assets between any IRA or qualified plan and another qualified contract or plan.

Early Distributions

Premature distributions are subject to an additional penalty tax equal to 10% of the amount of any payment from your IRA that is includible in your income.  This penalty is in addition to ordinary income tax.  Amounts paid from your IRA before you reach 59½ are considered premature distributions unless:

1.               the distribution is paid due to your death or disability;

2.               the distribution is the result of an Internal Revenue Service levy on the IRA;

3.               the distributions do not exceed your deductible medical expenses;

4.               you have received unemployment compensation under a federal or state program for at least 12 consecutive weeks and the distributions do not exceed the amount paid for health insurance coverage for yourself, your spouse and your dependents;

5.               a tax free rollover of the distribution is made;

6.               the distribution is part of a series of level periodic payments made over your life expectancy or joint life expectancy of you and your beneficiary;

7.               the distribution is used to cover certain qualified education expenses; or

8.               the distribution is used to cover qualified first-time home purchase expense (up to a lifetime maximum of $10,000).

Required Minimum Distributions (RMD)

For traditional and SEP IRAs, RMDs generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age 70½ .  The amount of the RMD is based on the prior year-end fair market value of your contract.

If your contract provides an additional benefit, such as the optional GLWB Rider, the fair market value of your contract may increase by the actuarial present value of the benefit.  Therefore, the amount of the RMD you must take may increase.

If you have more than one IRA, the distributions required by the Tax Code for all IRAs in the aggregate may be met by taking distributions from one or more of your IRAs.  Please note, however, that only the RMD as defined in the glossary one time each Contract Year is protected from a withdrawal charge (see Part 5, section titled “Free Withdrawal Amount”) and from being a Nonguaranteed Withdrawal if you have a GLWB Rider (See Part 6, section titled “Withdrawal Protection for Required Minimum Distributions.)

Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax.  This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.

Roth IRAs do not require distributions at any time prior to the owner’s death.

Inherited IRAs

The death benefit paid under this contract may be extended as an inherited IRA.  This occurs if, after the death of the owner, the owner’s beneficiary directs that the death proceeds be titled as an inherited IRA.  See Part 5, section titled “Death Benefit.”  The owner’s beneficiary of the original IRA contract will become the inherited IRA owner and may name his or her own beneficiary in the event of death.

The inherited IRA owner may invest in the Subaccounts then available under the contract.  Separate account charges will continue to apply.  The inherited IRA owner must take RMDs beginning on or before December 31 of the calendar year after the original owner’s death.  If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.

If the original owner dies before the Required Beginning Date, the inherited IRA owner must take RMD over his or her life expectancy as defined by the Tax Code.  If the owner dies after the Required Beginning Date, the inherited IRA owner may choose the longer of his or her life expectancy or the deceased owner’s life expectancy, both as defined by the Tax Code.  (For Roth IRAs, the owner is presumed to have died before the Required Beginning Date.)

The following chart summarizes the date when RMDs must begin and the life used to measure the RMDs:

Death of owner	Spouse*	Nonspouse
Before Required Beginning Date

Distributions must begin by the later of (i) 12/31 of year after the calendar year of owner’s death, or (ii) 12/31 of the year when the deceased owner would have reached age 70½.

RMD based on beneficiary life expectancy.

Distributions must begin by 12/31 of year after the calendar year of owner’s death RMD based on beneficiary life expectancy.

After Required Beginning Date (Traditional and SEP IRAs only)	Distributions must begin by 12/31 of year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.	Distributions must begin by 12/31 of year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.

*Under current federal law, spouse means opposite-sex spouse only.

The following restrictions apply to the inherited IRA contract: (i) the inherited IRA owner may not add premium to the contract; (ii) the Death Benefit available to the beneficiary of the inherited IRA owner is the Account Value on the Death Benefit Date after the death of the inherited IRA owner; (iii) the beneficiary of the inherited IRA owner will be required to receive the remaining Account Value either in a lump sum, over 5 years or over the life expectancy of the inherited IRA owner as determined by the Tax Code.

A tax penalty applies if the inherited IRA owner fails to take the RMD.  The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.

For more information on inherited IRAs, see Part IRS Publication 590.  Seek independent tax advice.

Federal and State Income Tax Withholding

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

Certain states have indicated that pension and annuity withholding will apply to payments made to their residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.  For more information concerning a particular state, call our Administrative Office listed in the Glossary.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account.  We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account.  The Company, therefore, does not impose a charge for federal income taxes.  If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.  We can also set up reserves for taxes.  We receive a tax deduction for dividends paid by the Funds.

Transfers among Subaccounts

There will not be any current tax liability if you transfer any part of the Account Value among the Subaccounts of your contract.

Seek Tax Advice

Integrity does not act as your tax or legal advisor.  This discussion of the federal income tax treatment of the contract is not designed to cover all situations and is not intended to be tax advice.  It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts.  The IRS or the courts may change their views on the treatment of these contracts.  Future legislation may have a negative effect on annuity contracts or IRAs.  Also, we have not attempted to consider any applicable state or other tax laws.

Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Option under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor.

You should carefully consider the advantages and disadvantages of owning a variable annuity as an IRA or tax-qualified plan, as well as the costs and benefits of the contract (including the death benefits, income benefits and other non-tax-related benefits), before you purchase the contract as an IRA.

This contract includes an enhanced death benefit and offers an optional living benefit.  The IRS requires an actuarial present value of enhanced benefits to be added to the Account Value for purposes of calculating the fair market value of the annuity and determining the RMD.

The IRS has not reviewed the contract for qualification as an IRA and we make no guarantees that the contract will so qualify.  Integrity does not guarantee the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

Part 9 — Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Annuity Date.  You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made.  If you do not select how often you want to receive withdrawals, we will make them on a monthly basis.  You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount.  The minimum Systematic Withdrawal is $100.  If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end.  You may specify an account for direct deposit of your Systematic Withdrawals.  Direct deposit is required for monthly withdrawals.  Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled “Withdrawal Charge”) and to income tax and a 10% tax penalty if you are under age 59½.  See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you reach age 59½.  You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See Part 8.  Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:

•                       the date you reach age 59½; and

•                       five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  We will calculate the amount of the withdrawal, subject to a $100 minimum.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office.  You may end your participation in the program upon prior written notice.  We may terminate or change the Income Plus Withdrawal Program at any time.  This program is not available in connection with the Systematic Withdrawal Program.  Withdrawals under this program are subject to a withdrawal charge, if any.  See Part 4, section titled “Withdrawal Charge”.

This program is not available with a GLWB Rider.  See Part 6.

Choices Plus Required Minimum Distribution (RMD) Program

We offer a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your IRA after you attain age 70½.  The Tax Code requires that you take minimum distributions beginning on or before April 1st of the calendar year following the calendar year in which you turn 70½ years old.  These withdrawals are subject to ordinary income tax.  See Part 8.

You can choose the Choices Plus RMD Program at any time if you are age 70½ or older by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  As a convenience, we will calculate the amount of the withdrawals.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to a withdrawal charge, as long as you do not take additional withdrawals.  You may end your participation in the program upon prior written notice.  We may terminate or change the Choices Plus RMD Program at any time.

This program is not available with a GLWB Rider.  See Part 6, section titled “Withdrawal Protection for Required Minimum Distributions.”

Systematic Transfer Program

We offer a Systematic Transfer Program where we accept new premiums into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more Subaccounts on a monthly or quarterly basis.  We will transfer your STO premiums in approximately equal installments of at least $1,000 monthly over a six-month or monthly or quarterly over a one-year period, depending on the options you select.  You can only invest in either the six-month or one-year STO at any one time, but not both.  If you do not have enough Account Value in the STO to transfer to each Subaccount specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end.  All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Subaccounts you chose for this program.  You cannot transfer Account Value into the STO.

Transfers made under our Systematic Transfer Program do not trigger a 60-day waiting period.  See Part 4, section titled “Allocations and Transfers.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office.  We can end the Systematic Transfer Program in whole or in part, or restrict premiums to the program.

This program is available with a GLWB Rider only for the initial premium we received on the Contract Date.  See Part 6.

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance.  Because your different Subaccounts will experience different gains and losses at different times, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to have your investments rebalanced to your allocation percentages periodically.  You can choose to rebalance quarterly, semi-annually or annually.

The Account Value in the currently available Subaccounts will automatically be rebalanced back to your allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your allocation.  You will receive a confirmation notice after each rebalancing.  Subaccounts that are closed to new purchases, and the Fixed Account, are not included in the Customized Asset Rebalancing Program.

Transfers under our Customized Asset Rebalancing Program do not trigger a 60-day waiting period.  See Part 4, section titled “Allocations and Transfers.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may end or change the Customized Asset Rebalancing Program at any time.  We recommend you consult with your financial professional when establishing your allocation.

This program is not available with a GLWB Rider because quarterly rebalancing is required.  See Part 6.

Legal Proceedings

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business.  None of these matters is expected to have a material adverse effect on Integrity.

Financial Statements	4

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

Integrity Life Insurance Company

P.O. Box 5720

Cincinnati, OH  45201-5720

ATTN: Request for SAI of Separate Account I

Appendix A

Financial Information for Separate Account I of Integrity

The table below shows the following data for the Subaccounts currently offered:  Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.  Product sales began January 3, 2011.

		Value and
		Inception
Subaccount	2010	Date

iShares Barclays Aggregate Bond Fund (3710)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.10
Units outstanding at end of period	0	12-21-10

iShares Barclays Aggregate Bond Fund – GLWB Investment Strategy 1 (3710E02)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.09
Units outstanding at end of period	0	12-21-10

iShares Barclays Aggregate Bond Fund – GLWB Investment Strategy 2 (3710E03)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.09
Units outstanding at end of period	0	12-21-10

iShares Barclays Intermediate Credit Bond Fund (3711)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.06
Units outstanding at end of period	0	12-21-10

iShares Barclays Intermediate Credit Bond Fund – GLWB Investment Strategy 1 (3711E02)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.05
Units outstanding at end of period	0	12-21-10

iShares Barclays Intermediate Credit Bond Fund – GLWB Investment Strategy 2 (3711E03)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.05
Units outstanding at end of period	0	12-21-10

		Value and
		Inception
Subaccount	2010	Date

iShares Barclays TIPS Bond Fund (3712)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.05
Units outstanding at end of period	0	12-21-10

iShares Barclays TIPS Bond Fund – GLWB Investment Strategy 1 (3712E02)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.05
Units outstanding at end of period	0	12-21-10

iShares Barclays TIPS Bond Fund – GLWB Investment Strategy 2 (3712E03)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.05
Units outstanding at end of period	0	12-21-10

iShares iBoxx $ High Yield Corporate Bond Fund (3713)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.27
Units outstanding at end of period	0	12-21-10

iShares iBoxx $ High Yield Corporate Bond Fund – GLWB Investment Strategy 1 (3713E02)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.27
Units outstanding at end of period	0	12-21-10

iShares iBoxx $ High Yield Corporate Bond Fund – GLWB Investment Strategy 2 (3713E03)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.27
Units outstanding at end of period	0	12-21-10

iShares S&P 500 Growth Index Fund (3714)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$24.96
Units outstanding at end of period	0	12-21-10

iShares S&P 500 Growth Index Fund – GLWB Investment Strategy 1 (3714E02)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$24.96
Units outstanding at end of period	0	12-21-10

		Value and
		Inception
Subaccount	2010	Date

iShares S&P 500 Growth Index Fund – GLWB Investment Strategy 2 (3714E03)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$24.96
Units outstanding at end of period	0	12-21-10

iShares S&P 500 Index Fund (3715)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$24.95
Units outstanding at end of period	0	12-21-10

iShares S&P 500 Index Fund – GLWB Investment Strategy 1 (3715E02)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$24.95
Units outstanding at end of period	0	12-21-10

iShares S&P 500 Index Fund – GLWB Investment Strategy 2 (3715E03)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$24.95
Units outstanding at end of period	0	12-21-10

iShares S&P 500 Value Index Fund (3716)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.04
Units outstanding at end of period	0	12-21-10

iShares S&P 500 Value Index Fund – GLWB Investment Strategy 1 (3716E02)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.03
Units outstanding at end of period	0	12-21-10

iShares S&P 500 Value Index Fund – GLWB Investment Strategy 2 (3716E03)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.03
Units outstanding at end of period	0	12-21-10

		Value and
		Inception
Subaccount	2010	Date

iShares S&P MidCap 400 Index Fund (3717)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$24.87
Units outstanding at end of period	0	12-21-10

iShares S&P MidCap 400 Index Fund – GLWB Investment Strategy 1 (3717E02)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$24.87
Units outstanding at end of period	0	12-21-10

iShares S&P MidCap 400 Index Fund – GLWB Investment Strategy 2 (3717E03)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$24.87
Units outstanding at end of period	0	12-21-10

iShares S&P SmallCap 600 Index Fund (3718)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$24.74
Units outstanding at end of period	0	12-21-10

iShares S&P SmallCap 600 Index Fund – GLWB Investment Strategy 1 (3718E02)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$24.73
Units outstanding at end of period	0	12-21-10

iShares S&P SmallCap 600 Index Fund – GLWB Investment Strategy 2 (3718E03)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$24.73
Units outstanding at end of period	0	12-21-10

iShares S&P/Citigroup International Treasury Bond Fund (3719)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.72
Units outstanding at end of period	0	12-21-10

iShares S&P/Citigroup International Treasury Bond Fund – GLWB Investment Strategy 1 (3719E02)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.72
Units outstanding at end of period	0

		Value and
		Inception
Subaccount	2010	Date

iShares S&P/Citigroup International Treasury Bond Fund – GLWB Investment Strategy 2 (3719E03)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.72
Units outstanding at end of period	0	12-21-10

Vanguard Dividend Appreciation Index Fund, ETF Shares (3720)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.00
Units outstanding at end of period	0	12-21-10

Vanguard Dividend Appreciation Index Fund, ETF Shares – GLWB Investment Strategy 1 (3720E02)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$24.99
Units outstanding at end of period	0	12-21-10

Vanguard Dividend Appreciation Index Fund, ETF Shares – GLWB Investment Strategy 2 (3720E03)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$24.99
Units outstanding at end of period	0	12-21-10

Vanguard Emerging Markets Stock Index Fund, ETF Shares (3721)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.67
Units outstanding at end of period	0	12-21-10

Vanguard Emerging Markets Stock Index Fund, ETF Shares – GLWB Investment Strategy 1 (3721E02)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.67
Units outstanding at end of period	0	12-21-10

Vanguard Emerging Markets Stock Index Fund, ETF Shares — GLWB Investment Strategy 2 (3721E03)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.67
Units outstanding at end of period	0	12-21-10

		Value and
		Inception
Subaccount	2010	Date

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares (3723)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.11
Units outstanding at end of period	0	12-21-10

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares – GLWB Investment Strategy 1 (3723E02)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.10
Units outstanding at end of period	0	12-21-10

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares – GLWB Investment Strategy 2 (3723E03)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.10
Units outstanding at end of period	0	12-21-10

Vanguard Large-Cap Index Fund, ETF Shares (3724)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.07
Units outstanding at end of period	0	12-21-10

Vanguard Large-Cap Index Fund, ETF Shares – GLWB Investment Strategy 1 (3724E02)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.07
Units outstanding at end of period	0	12-21-10

Vanguard Large-Cap Index Fund, ETF Shares – GLWB Investment Strategy 2 (3724E03)
Unit value at beginning of period	—	$25.00
Unit value at end of period	25.07
Units outstanding at end of period	0	12-21-10

Vanguard Mega Cap 300 Index Fund, ETF Shares (3725)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.07
Units outstanding at end of period	0	12-21-10

Vanguard Mega Cap 300 Index Fund, ETF Shares – GLWB Investment Strategy 1 (3725E02)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.07
Units outstanding at end of period	0	12-21-10

		Value and
		Inception
Subaccount	2010	Date

Vanguard Mega Cap 300 Index Fund, ETF Shares – GLWB Investment Strategy 2 (3725E03)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.07
Units outstanding at end of period	0	12-21-10

Vanguard REIT Index Fund, ETF Shares (3726)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.54
Units outstanding at end of period	0	12-21-10

Vanguard REIT Index Fund, ETF Shares – GLWB Investment Strategy 1 (3726E02)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.54
Units outstanding at end of period	0	12-21-10

Vanguard REIT Index Fund, ETF Shares – GLWB Investment Strategy 2 (3726E03)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.54
Units outstanding at end of period	0	12-21-10

Vanguard Tax-Managed International Fund, MSCI EAFE ETF Shares (3722)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.25
Units outstanding at end of period	0	12-21-10

Vanguard Tax-Managed International Fund, MSCI EAFE ETF Shares – GLWB Investment Strategy 1 (3722E02)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.25
Units outstanding at end of period	0	12-21-10

Vanguard Tax-Managed International Fund, MSCI EAFE ETF Shares – GLWB Investment Strategy 2 (3722E03)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.24
Units outstanding at end of period	0	12-21-10

		Value and
		Inception
Subaccount	2010	Date

Vanguard Total Bond Market Index Fund, ETF Shares (3727)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.07
Units outstanding at end of period	0	12-21-10

Vanguard Total Bond Market Index Fund, ETF Shares – GLWB Investment Strategy 1 (3727E02)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.07
Units outstanding at end of period	0	12-21-10

Vanguard Total Bond Market Index Fund, ETF Shares – GLWB Investment Strategy 2 (3727E03)
Unit value at beginning of period	—	$25.00
Unit value at end of period	$25.07
Units outstanding at end of period	0	12-21-10

Vanguard Variable Insurance Fund Money Market Portfolio (3728)
Unit value at beginning of period	—	$10.00
Unit value at end of period	$10.00
Units outstanding at end of period	0	12-21-10

Vanguard Variable Insurance Fund Money Market Portfolio – GLWB Investment Strategy 1 (3728E02)
Unit value at beginning of period	—	$10.00
Unit value at end of period	$9.99
Units outstanding at end of period	0	12-21-10

Vanguard Variable Insurance Fund Money Market Portfolio – GLWB Investment Strategy 2 (3728E03)
Unit value at beginning of period	—	$10.00
Unit value at end of period	$9.99
Units outstanding at end of period	0	12-21-10

Appendix B — Withdrawal Charge Examples

We allow two ways for you to request withdrawals.  In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value.  This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested.  This is the method used unless you request otherwise or unless you have elected one of the GLWB Riders.  In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.

For both methods, withdrawals are attributed to amounts in the following order:

1.               any Free Withdrawal Amount (except in the case of a surrender);

2.               premiums that are no longer subject to a withdrawal charge and have not yet been withdrawn (premiums are withdrawn from oldest to youngest);

3.               premiums subject to a withdrawal charge that have not yet been withdrawn (premiums are withdrawn from oldest to youngest);

4.               any gain, interest or other amount that is not considered a premium.

Example

Assume one premium is paid, no previous withdrawals have been taken, and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:

Premium:	$50,000
Account Value before withdrawal:	$60,000
Requested withdrawal:	$16,000
Withdrawal Charge percentage applicable to the premium:	6%

Using the First Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no premiums that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the premium subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$638.30 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage) / (1 — 6%) (one minus the withdrawal charge percentage).

Using this method, you will receive $16,000; however, the total Account Value withdrawn is:

$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).

The amount of premium still subject to a withdrawal charge is:

$39,361.70 = $50,000 (premium) - $10,638.30 (portion of withdrawal attributed to premium including the withdrawal charge).

Note, the withdrawal charge does not just apply to the premium withdrawn ($10,000 x 6%).  It also applies to the withdrawal charge itself indicated by the (1- 6%) factor in the withdrawal charge formula.

Using the Second Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no premiums that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the premium subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).

Using this method, the total Account Value withdrawn is $16,000; however, you will receive:

$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).

The amount of premium still subject to a withdrawal charge is:

$40,000 = $50,000 (premium) - $10,000 (portion of withdrawal attributed to premium including the withdrawal charge).

Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method.  For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.

This example is for illustrative purposes only and does not predict results.

Appendix C

Illustrations of Guaranteed Lifetime Withdrawal Benefit

The following examples demonstrate how the GLWB Riders work, based on the stated assumptions.  These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Individual GLWB Rider where withdrawals equal to the Lifetime Payout Amount (LPA) as well as a Nonguaranteed Withdrawal has been taken, additional premiums have been added and increases to the Withdrawal Percentage and step-ups have been applied.  It also illustrates payments for the life of the covered person even though the Account Value has been reduced to zero.  Rounding of amounts less than $1.00 is used in this example.

Assumptions:

•      The Contract Date is June 27.

•      The Owner’s age on Contract Date is 60 years.

•      The Initial premium was $100,000; additional premiums of $10,000 were paid in calendar years 2 and 10.

•      A Nonguaranteed Withdrawal equal to $776 is taken in calendar year 14.

•      Withdrawals equal to LPA are taken in calendar years 6-13, and calendar years 15+.

•      No withdrawals are taken that would result in withdrawal charges under the contract.

•      The RMD is not higher than the LPA in any calendar year.

•      The Rider remains in effect during the period covered in this example.

	As of January 1 (A)					As of February 10 (B)			As of June 27 (C)				As of October 8 (D)
Calendar Year	Covered Person’s Age	Withdrawal Percentage		Benefit Base	LPA	Additional Premium		Benefit Base after Additional Premium	Hypothetical Account Value (E)		Benefit Base after Step-Up		Hypothetical Account Value (E)	Annual Withdrawal		Adjusted Non- Guaranteed Withdrawal	Benefit Base After Withdrawal

1 (F)									$100,000	(F)	$100,000	(F)	$99,625	$0		$0	$100,000
2	61	4.050	%(G)	$100,000	$4,050	$10,000	(H)	$110,000	$112,614		$112,614	(I)	$112,485	$0		$0	$112,614
3	62	4.150	%(J)	$112,614	$4,673	$0		$112,614	$116,985		$116,985		$117,755	$0		$0	$116,985
4	63	4.250	% (J)	$116,985	$4,972	$0		$116,985	$121,300		$121,300		$122,188	$0		$0	$121,300
5	64	4.350	% (J)	$121,300	$5,277	$0		$121,300	$119,745		$121,300		$120,719	$0		$0	$121,300
6	65	4.950	% (K)	$121,300	$6,004	$0		$121,300	$120,719		$121,300		$120,123	$6,004		$0	$121,300
7	66	4.950%		$121,300	$6,004	$0		$121,300	$109,554		$121,300		$110,171	$6,004		$0	$121,300
8	67	4.950%		$121,300	$6,004	$0		$121,300	$106,250		$121,300		$105,343	$6,004		$0	$121,300
9	68	4.950%		$121,300	$6,004	$0		$121,300	$99,338	(L)	$121,300		$99,982	$6,004	(L)	$0	$121,300
10	69	4.950%		$121,300	$6,004	$10,000	(L)	$121,300	$102,098	(L)	$121,300		$102,181	$6,004		$0	$121,300
11	70	4.950%		$121,300	$6,004	$0		$121,300	$97,138		$121,300		$97,727	$6,004		$0	$121,300
12	71	4.950%		$121,300	$6,004	$0		$121,300	$88,053		$121,300		$88,553	$6,004		$0	$121,300
13	72	4.950%		$121,300	$6,004	$0		$121,300	$84,200		$121,300		$83,647	$6,004		$0	$121,300

	As of January 1 (A)				As of February 10 (B)		As of June 27 (C)		As of October 8 (D)
Calendar Year	Covered Person’s Age	Withdrawal Percentage	Benefit Base	LPA	Additional Premium	Benefit Base after Additional Premium	Hypothetical Account Value (E)	Benefit Base after Step-Up	Hypothetical Account Value (E)	Annual Withdrawal		Adjusted Non- Guaranteed Withdrawal		Benefit Base After Withdrawal

14	73	4.950%	$121,300	$6,004	$0	$121,300	$78,419	$121,300	$78,981	$6,780	(M)	$1,290	(M)	$120,010	(M)
15	74	4.950%	$120,010	$5,940	$0	$120,010	$72,923	$120,010	$73,461	$5,940		$0		$120,010
16	75	4.950%	$120,010	$5,940	$0	$120,010	$70,221	$120,010	$70,531	$5,940		$0		$120,010
17	76	4.950%	$120,010	$5,940	$0	$120,010	$65,236	$120,010	$65,375	$5,940		$0		$120,010
18	77	4.950%	$120,010	$5,940	$0	$120,010	$58,246	$120,010	$58,752	$5,940		$0		$120,010
19	78	4.950%	$120,010	$5,940	$0	$120,010	$50,171	$120,010	$49,888	$5,940		$0		$120,010
20	79	4.950%	$120,010	$5,940	$0	$120,010	$45,705	$120,010	$45,702	$5,940		$0		$120,010
21	80	4.950%	$120,010	$5,940	$0	$120,010	$39,364	$120,010	$38,972	$5,940		$0		$120,010
22	81	4.950%	$120,010	$5,940	$0	$120,010	$34,022	$120,010	$34,012	$5,940		$0		$120,010
23	82	4.950%	$120,010	$5,940	$0	$120,010	$28,914	$120,010	$29,175	$5,940		$0		$120,010
24	83	4.950%	$120,010	$5,940	$0	$120,010	$22,305	$120,010	$22,391	$5,940		$0		$120,010
25	84	4.950%	$120,010	$5,940	$0	$120,010	$15,628	$120,010	$15,559	$5,940		$0		$120,010
26	85	4.950%	$120,010	$5,940	$0	$120,010	$9,330	$120,010	$9,298	$5,940		$0		$120,010
27	86	4.950%	$120,010	$5,940	$0	$120,010	$3,525	$120,010	$3,554	$5,940	(N)	$0		$120,010
28	87	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010
29	88	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010
30	89	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010
31+	90	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010

(A)  The covered person’s age for each year is as of January 1.  Also, on each January 1, the LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base.

(B)   In any year that an additional premium is added, it is assumed to be added on February 10.  For purposes of this example, we selected February 10th as the assumed date of additional premium payments.  Since premiums may be paid throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1st, which are the two key dates in the GLWB Rider calculations.

(C)   Any step-up is applied on the Contract Anniversary, which is June 27 of each year.

(D)  Any withdrawal is assumed to occur one time per year on October 8.  For purposes of this example, we selected October 8th as the assumed date of withdrawals. Since withdrawals may be made throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1st, which are the two key dates in the GLWB Rider calculations.

(E)   The hypothetical Account Value on the Contract Anniversary and on the date of the withdrawal includes deduction of all separate account charges and is before any withdrawal.

(F)   The first calendar year begins on June 27, the Contract Date.  On this day, the Benefit Base ($100,000) is set equal to the initial premium ($100,000). The Withdrawal Percentage (4.00%) is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0%) plus the First Year Deferral Percentage (0%).

Since the covered person is at least age 60 on the date the Rider is issued, the LPA is available.  It is calculated as the Withdrawal Percentage multiplied by the Benefit Base:

•      4.0% (Withdrawal Percentage) x $100,000 (Benefit Base) = $4,000 (LPA).

Since this is the first calendar year, the LPA is multiplied by a pro rata portion of the calendar year that remains.  The pro rata factor is the number of days remaining in the calendar year divided by the total number of days in the calendar year:

•      187 (Days remaining in calendar year) / 365 (Total days in calendar year assuming a non-leap year) x $4,000 (LPA) = $2,049 (1st Year LPA).

(G)   Since no withdrawal was taken in calendar year 1 and since the Contract Date was June 27, the First Year Deferral Percentage is determined as 0.050%.  The Withdrawal Percentage (4.050%) is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•      4.050% (Withdrawal Percentage) x $100,000 (Benefit Base) = $4,050 (LPA).

(H)  An addition premium of $10,000 is made during calendar year 2.  Since this premium is during the first contract year, the Benefit Base is increased by the amount of the premium.

•      $100,000 (Benefit Base) + $10,000 (additional premium amount) = $110,000 Benefit Base after the additional premium.

(I)    In calendar year 2, the Benefit Base increases to $112,614 because the hypothetical Account Value on the Contract Anniversary ($112,614) is larger than the Benefit Base ($110,000).  In calendar years 3 and 4, the Benefit Base again increases to the Account Value, because the Account Value on the Contract Anniversary is larger than the Benefit Base.  In calendar years 5 and later, the Benefit Base is always larger than the Account Value on the Contract Anniversary, and thus is not stepped up.

(J)    Since no withdrawal was taken in calendar year 2, the cumulative Deferral Percentage is increased by 0.10%.  The Withdrawal Percentage (4.150%) in calendar year 3 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.10%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•      4.150% (Withdrawal Percentage) x $112,614 (Benefit Base) = $4,673 (LPA).

Since no withdrawal was taken in calendar year 3, the cumulative Deferral Percentage is again increased by 0.10%.  The Withdrawal Percentage (4.250%) in calendar year 4 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.20%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•      4.250% (Withdrawal Percentage) x $116,985 (Benefit Base) = $4,972 (LPA).

Since no withdrawal was taken in calendar year 4, the cumulative Deferral Percentage is again increased by 0.10%.  The Withdrawal Percentage (4.350%) in calendar year 5 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.30%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•      4.350% (Withdrawal Percentage) x $121,300 (Benefit Base) = $5,277 (LPA).

(K)  Since no withdrawal was taken in calendar year 5, the cumulative Deferral Percentage is again increased by 0.10%.  The Age Based Percentage has changed to 4.50% because the covered person is now 65.  The Withdrawal Percentage (4.950%) in calendar year 6 is equal to the Age Based Percentage (4.50%) plus the cumulative Deferral Percentage (0.40%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•      4.95% (Withdrawal Percentage) x $121,300 (Benefit Base) = $6,004 (LPA).

Because there is a withdrawal during calendar year 6, the Age Based Percentage is locked at 4.50%.

(L)   An additional premium of $10,000 is made during calendar year 10.  Since this premium is paid after the first Contract Year, the premium has no impact on the Benefit Base.  All premiums received are immediately applied to the Account Value.  For this example, we have used hypothetical Account Values in an effort to reflect market fluctuations between -6% and +6% annually.  In the case of this $10,000 additional premium in Contract Year 10, the premium was applied to the account value, but because the hypothetical Account Value also reflects market losses, the $10,000 additional premium, assumed to be made on February 10th, had declined in value by the Contract Anniversary on June 27th. The evolution of the hypothetical Account Value can be seen by tracking the Account Value from June 27 of year 9 to year 10.  The Account Value goes from $99,338 to $102,098 throughout the year, an increase of $2,760.  During that Contract Year, there is a $6,004 withdrawal taken on October 8 and a $10,000 premium applied the following February 10; the premium is $3,996 larger than the withdrawal.  That means the market experience resulted in a downward movement of $1,236 ($3,996 - $2,760) throughout the year.

•	$99,338	Account Value on June 27 of year 9
•	- $6,004	Withdrawal on October 8
•	+$10,000	Premium on February 10
•	- $1,236	Market experience
•	= $102,098	Account Value on June 27 of year 10

(M) In calendar year 14, a Nonguaranteed Withdrawal in the amount of $776 ($6,780 amount withdrawn - $6,004 LPA) is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of the Benefit Base to the Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•      $776 (Nonguaranteed Withdrawal amount) x the greater of 1.0 and 1.6622 ($121,300 Benefit Base divided by $72,977 Account Value [$78,981 - $6,004]) = $1,290 (Adjusted Nonguaranteed Withdrawal amount).

The Benefit Base is reduced by the Adjusted Nonguaranteed Withdrawal amount:

•      $121,300 (Benefit Base) - $1,290 (Adjusted Nonguaranteed Withdrawal amount) = $120,010 Benefit Base after the Nonguaranteed Withdrawal.

(N)  In calendar year 27, the Account Value is reduced to zero after the withdrawal; however, the Benefit Base is greater than zero.  Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

Example #2

This example illustrates the Spousal GLWB Rider where withdrawals equal to the LPA as well as Nonguaranteed Withdrawals have been taken and increases to the Withdrawal Percentage have been applied.  It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal.  Rounding of amounts less than $1.00 is used in this example.

Assumptions:

•        The Contract Date is August 8.

•        The covered persons’ ages on Contract Date are: owner is 60 and spouse is 57.

•        The Initial premium is $100,000; no additional premiums are paid.

•        Withdrawals equal to LPA are taken in calendar years 4-13.

•        A Nonguaranteed Withdrawal equal to $10,000 in calendar year 3.

•        Full Account Value is withdrawn in calendar year 14.

•        No withdrawals are taken that would result in withdrawal charges under the contract.

•        The RMD is not higher than the LPA in any calendar year.

•        The Rider remains in effect during the period covered in this example.

	As of January 1 (A)							As of August 8 (B)				As of October 8 (C)
	Covered Persons’							Hypothetical				Hypothetical			Adjusted		Benefit Base
Calendar	Ages		Withdrawal		Benefit			Account		Benefit Base		Account	Annual		Nonguaranteed		After
Year	Owner	Spouse	Percentage		Base	LPA		Value (D)		after Step-Up		Value (D)	Withdrawal		Withdrawal		Withdrawal

1 (E)								$100,000	(E)	$100,000	(E)	$99,625	$0		$0		$100,000
2	61	58	N/A		$100,000	N/A		$103,610		$103,610	(F)	$103,492	$0		$0		$103,610
3	62	59	N/A		$103,610	N/A		$106,597		$106,597		$107,299	$10,000	(G)	$10,000	(G)	$96,597	(G)
4	63	60	4.125	%(H)	$96,597	$3,586	(H)	$95,353		$96,597		$96,051	$3,586		$0		$96,597
5	64	61	4.125%		$96,597	$3,586		$90,616		$96,597		$91,354	$3,586		$0		$96,597
6	65	62	4.125%		$96,597	$3,586		$87,767		$96,597		$87,334	$3,586		$0		$96,597
7	66	63	4.125%		$96,597	$3,586		$80,398		$96,597		$80,850	$3,586		$0		$96,597
8	67	64	4.125%		$96,597	$3,586		$78,809		$96,597		$78,137	$3,586		$0		$96,597
9	68	65	4.125%		$96,597	$3,586		$74,550		$96,597		$75,033	$3,586		$0		$96,597
10	69	66	4.125%		$96,597	$3,586		$70,018		$96,597		$70,075	$3,586		$0		$96,597
11	70	67	4.125%		$96,597	$3,586		$67,154		$96,597		$67,561	$3,586		$0		$96,597
12	71	68	4.125%		$96,597	$3,586		$61,415		$96,597		$61,764	$3,586		$0		$96,597
13	72	69	4.125%		$96,597	$3,586		$59,341		$96,597		$58,952	$3,586		$0		$96,597
14	73	70	4.125%		$96,597	$3,586		$55,919		$96,597		$56,320	$56,320	(I)	N/A		$0
15	74	71	N/A		$0	$0		$0		$0		$0	$0		$0		$0

(A)              The covered persons’ ages for each year are as of January 1.  Also, each January 1 on or after the LPA Eligibility Date, the LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base.

(B)    Any applicable step-up is applied on the Contract Anniversary, which is August 8 of each year.

(C)    Any applicable withdrawal is assumed to occur one time per year on October 8.  For purposes of this example, we selected October 8th as the assumed date of withdrawals.  Since withdrawals may be made throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1st, which are the two key dates in the GLWB Rider calculations.

(D)    The hypothetical Account Value on the Contract Anniversary and on the date of the withdrawal includes deduction of all separate account charges and is before any withdrawal.

(E)     The first calendar year begins on August 8, the Contract Date.  On this day, the Benefit Base ($100,000) is set equal to the initial premium ($100,000).  Since the LPA is not available until the LPA Eligibility Date, the Withdrawal Percentage and the LPA are not applicable.

(F)     In calendar year 2, the Benefit Base increases to $103,610 because the hypothetical Account Value on the Contract Anniversary ($103,610) is larger than the Benefit Base ($100,000).  In calendar year 3, the Benefit Base again increases to the Account Value, because the Account Value on the Contract Anniversary is larger than the Benefit Base.  In calendar years 4 and later, the Benefit Base is always larger than the Account Value on the Contract Anniversary, and thus is not stepped up.

(G)    In calendar year 3, a Nonguaranteed Withdrawal in the amount of $10,000 is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 or the ratio of the Benefit Base to the Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•      $10,000 (Nonguaranteed Withdrawal amount) x the greater of 1.0 and 0.9935 ($106,597 Benefit Base divided by $107,299 Account Value) = $10,000 (Adjusted Nonguaranteed Withdrawal amount).

The Benefit Base is reduced by the Adjusted Nonguaranteed Withdrawal amount:

•      $106,597 (Benefit Base) - $10,000 (Adjusted Nonguaranteed Withdrawal amount) =$96,597 Benefit Base after the Nonguaranteed Withdrawal.

(H)     January 1 of calendar year 4 is the LPA Eligibility Date; thus, the LPA is now available.  Since no withdrawal was taken in calendar year 1 and since the Contract Date was August 8, the First Year Deferral Percentage is 0.025%.  Since no withdrawal was taken in calendar year 2, the cumulative Deferral Percentage is 0.10%.  The Age Based Percentage (4.00%) is based on the age of the younger covered person.  The Withdrawal Percentage (4.125%) is equal to the Age Based Percentage (4.00%) plus the Cumulative Deferral Percentage (0.10%) plus the First Year Deferral Percentage (0.025%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base multiplied by the Spousal Factor:

•      4.125% (Withdrawal Percentage) x $96,597 (Benefit Base) x 90% (Spousal Factor) = $3,586 (LPA).

Because there is a withdrawal during calendar year 4, the Age Based Percentage is locked at 4.0%.

(I)      A Nonguaranteed Withdrawal reduces the Account Value to zero in calendar year 14 and the Rider and annuity contract terminate.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2011

VAROOMSM Deferred Flexible Premium Variable Annuity

Issued By Integrity Life Insurance Company

Through Separate Account I of Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus.  It should be read in conjunction with the variable annuity prospectus dated May 1, 2011.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720, or by calling 1-800-325-8583.

General Information and History

Integrity Life Insurance Company (Integrity) is an Ohio life insurance company organized on May 3, 1966. Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202.  Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888.  WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration

Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account, including the VAROOM contract (Contracts). Integrity has entered into Service Agreements with IFS Financial Services, Inc., which is an affiliated company, and with WSLIC, to provide certain services, including administrative services for the Separate Account and the Contracts.   Compensation for these services, which is paid by Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian

Mid Atlantic Trust Company (MATC), 224 St. Charles Way, Suite 100, York, Pennsylvania 17402, is the custodian for the exchange-traded funds (ETFs) held by the Subaccounts.  MATC provides certain services to the Separate Account, including custody of and accounting services for the ETFs owned by the Separate Account.  MATC also facilitates execution of the purchase and sale of the ETFs through third-party broker-dealers.

Underwriter

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of Integrity, is the principal underwriter of the Contracts.  Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA).  The Contracts are offered through Touchstone Securities on a continuous basis.  The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, for all variable annuity contracts issued by Integrity was $4,664,599 in 2010, $4,288,346 in 2009, and $5,451,388 in 2008.  Touchstone Securities did not retain distribution allowances during these years.

Sales

The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our variable annuity contracts in the form of commissions and other incentives.  In addition to the commissions described in the prospectus, we pay up to a 1.00% annual trail commission on certain contracts (not including this Contract) issued before January 1, 2009 to certain producers who qualify for a program called “Dynasty Trail.”  The only benefit related to Dynasty Trail that a sale of this Contract may have to the agent or firm is toward the qualifying amount of business with us.  This program may be changed.

We may also make additional payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and its wholly owned subsidiary National Integrity Life Insurance Company during the last calendar year.

American Portfolios Financial Services, Inc.

BancWest Investment Services, Inc.

Cuso Financial Services, L.P.

Cadaret, Grant & Co., Inc.

Hancock Investment Services, Inc.

LPL Financial Corporation

M&T Securities, Inc.

Nationwide Planning Associates, Inc.

Raymond James Financial, Inc.

Securities America, Inc.

Stifel, Nicolaus and Company, Incorporated

US Bancorp Investments

Performance Data and Illustrations

We may provide performance information and illustrations using performance information.  Performance information may be based on historical returns of the subaccounts.  At any time in the future, performance will likely be higher or lower than in the past.  Historical performance does not predict future results.

Performance Data

In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the subaccounts. The money market option may also from time to time include the yield and effective yield of its units.  Performance information is computed separately for each subaccount in accordance with the formulas described below.

Total return reflects all aspects of the return of a subaccount, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis.  Performance represents annualized percentage change in net assets of a subaccount, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown.  Premium taxes, if applicable, are not reflected.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the subaccount over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

2

Investors should realize that a subaccount’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a subaccount during any portion of the period shown.  Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the subaccount inception date which represents the date the subaccount was available in the Contract.  Standardized returns reflect the deduction of all Contract expenses, including underlying fund expenses, the annual separate account charges and the withdrawal charge. The cost of the optional guaranteed lifetime withdrawal benefit is also included.

Non-standardized returns are calculated from the fund inception date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract.  Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include Contract expenses.  Two sets of non-standardized returns may be presented, each reflecting the deduction of underlying fund expenses and the annual separate account charge.  One set also reflects the withdrawal charge.  The cost of the guaranteed lifetime withdrawal benefit is included in both.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the subaccount over a stated period of time.  In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year.  The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a subaccount over a stated period of time, not taking into account capital gains or losses, or any withdrawal charge.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option.  Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations

Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations.  The illustrations may include contract values and returns for some or all of the subaccounts.  Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple subaccounts using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

3

Distributions Under Tax-Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions.  Owners of traditional and SEP IRAs must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches age 70½.  If you do not take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.  There are no mandatory distributions by owners from Roth IRAs.

Distributions from qualified plans (other than traditional IRAs) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order (payee), in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or Traditional IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions.  All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

We are not permitted to make distributions from a Contract unless a request has been made.  It is therefore your responsibility to comply with the minimum distribution rules.  You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice.  The rules governing the provisions of plans are extremely complex and often difficult to comprehend.  If you do not fully comply with all applicable rules, which are subject to change, you may suffer adverse tax consequences.  You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I as of December 31, 2010, and for the periods indicated in the financial statements, the statutory-basis financial statements of Integrity Life Insurance Company as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon.  These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

You should distinguish the financial statements of Integrity from the financial statements of the Separate Account and consider the Integrity financial statements only as they relate to the ability of Integrity to meet its obligations under the Contracts.  You should consider the financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under its guarantee to Integrity policy holders dated March 3, 2000.  You should not consider the Integrity or WSLIC financial statements as relating to the investment performance of the assets held in the Separate Account.

4

FINANCIAL STATEMENTS

Separate Account I of Integrity Life Insurance Company

Year Ended December 31, 2010

With Report of Independent Registered Public
Accounting Firm

Separate Account I

of

Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2010

Report of Independent Registered Public Accounting Firm

The Contract Owners of Separate Account I of Integrity Life Insurance Company and
The Board of Directors of Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account I of Integrity Life Insurance Company (the Separate Account), comprised of the separate account divisions described in Note 1 to the financial statements, as of December 31, 2010, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2010, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of Integrity Life Insurance Company at December 31, 2010, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 25, 2011

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2010

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)	$77,184	$3	$77,187	$9.90	7,794
Touchstone Aggressive ETF (AnnuiChoice ™)	1,034,079	—	1,034,079	11.79	87,681
Touchstone Aggressive ETF (AnnuiChoice II ™)	853,103	—	853,103	14.15	60,308
Touchstone Aggressive ETF (GrandMaster flex3 ™)	3,005,243	4	3,005,247	11.40	263,647
Touchstone Aggressive ETF (Grandmaster ™)	67,501	—	67,501	11.54	5,849
Touchstone Aggressive ETF (IQ Annuity ™)	3,394,503	(3)	3,394,500	11.47	295,958
Touchstone Aggressive ETF (IQ Advisor Standard™)	13,352	1	13,353	12.74	1,048
Touchstone Aggressive ETF (Pinnacle Plus ™)	301,460	—	301,460	11.31	26,645
Touchstone Baron Small Cap Growth (AdvantEdge ™)	428,027	(4)	428,023	11.25	38,056
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	205,619	(2)	205,617	12.21	16,840
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	1,034,645	—	1,034,645	19.51	53,033
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	632,540	(2)	632,538	17.34	36,478
Touchstone Baron Small Cap Growth (Grandmaster ™)	973,122	1	973,123	15.67	62,117
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	6,388	(1)	6,387	16.96	377
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	285,598	7	285,605	17.20	16,603
Touchstone Baron Small Cap Growth (IQ Annuity ™)	3,035,335	1	3,035,336	18.76	161,787
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	542,725	(16)	542,709	18.08	30,011
Touchstone Conservative ETF (AdavatEdge ™)	324,814	—	324,814	10.74	30,242
Touchstone Conservative ETF (AnnuiChoice ™)	813,716	1	813,717	12.45	65,361
Touchstone Conservative ETF (AnnuiChoice II ™)	1,206,189	(1)	1,206,188	12.14	99,330
Touchstone Conservative ETF (GrandMaster flex3 ™)	719,670	(1)	719,669	12.03	59,810
Touchstone Conservative ETF (Grandmaster ™)	683,504	1	683,505	12.18	56,104
Touchstone Conservative ETF (IQ Advisor Standard ™)	139,121	4	139,125	13.17	10,566
Touchstone Conservative ETF (IQ Annuity ™)	1,140,950	(2)	1,140,948	12.11	94,236
Touchstone Conservative ETF (Pinnacle Plus ™)	93,550	—	93,550	11.94	7,833
Touchstone Core Bond (AdvantEdge ™)	81,126	—	81,126	11.45	7,084
Touchstone Core Bond (AnnuiChoice ™)	576,160	11	576,171	14.61	39,433
Touchstone Core Bond (AnnuiChoice II ™)	272,875	(1)	272,874	12.23	22,315
Touchstone Core Bond (GrandMaster flex3 ™)	353,923	1	353,924	13.20	26,810
Touchstone Core Bond (Grandmaster ™)	374,901	—	374,901	12.64	29,668
Touchstone Core Bond (IQ Annuity ™)	547,367	(1)	547,366	13.79	39,684
Touchstone Core Bond (Pinnacle Plus ™)	395,376	(1)	395,375	12.22	32,357
Touchstone Core Bond (IQ Advisor Standard ™)	163,521	—	163,521	13.06	12,519
Touchstone Enhanced ETF (AdvantEdge ™)	386,834	—	386,834	9.72	39,809
Touchstone Enhanced ETF (AnnuiChoice ™)	666,484	(1)	666,483	11.76	56,676
Touchstone Enhanced ETF (AnnuiChoice II ™)	113,399	—	113,399	13.92	8,146
Touchstone Enhanced ETF (GrandMaster flex3 ™)	1,314,433	—	1,314,433	11.37	115,648
Touchstone Enhanced ETF (Grandmaster ™)	207,477	(2)	207,475	11.51	18,029
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	41,215	—	41,215	12.80	3,220
Touchstone Enhanced ETF (IQ Advisor Standard ™)	179,474	—	179,474	12.97	13,842
Touchstone Enhanced ETF (IQ Annuity ™)	3,914,513	8	3,914,521	11.44	342,286
Touchstone Enhanced ETF (Pinnacle Plus ™)	335,818	1	335,819	11.28	29,768
Touchstone GMAB Aggressive ETF (AnnuiChoice II ™)	185,414	—	185,414	14.00	13,243
Touchstone GMAB Conservative ETF (AnnuiChoice II ™)	264,971	—	264,971	12.02	22,046
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	35,792	—	35,792	13.12	2,728
Touchstone GMAB Moderate ETF (AnnuiChoice II ™)	24,254	—	24,254	13.09	1,853
Touchstone High Yield (AnnuiChoice ™)	375,314	—	375,314	18.26	20,558
Touchstone High Yield (AnnuiChoice II ™)	158,496	—	158,496	12.75	12,429
Touchstone High Yield (GrandMaster flex3 ™)	646,999	9	647,008	16.73	38,663
Touchstone High Yield (Grandmaster ™)	196,997	—	196,997	13.97	14,100
Touchstone High Yield (IQ Annuity ™)	520,633	(2)	520,631	17.31	30,075
Touchstone High Yield (IQ Advisor Standard™)	72,851	—	72,851	14.63	4,978
Touchstone High Yield (Pinnacle Plus ™)	373,515	1	373,516	14.60	25,588
Touchstone High Yield (AdvantEdge ™)	1,133,148	(1)	1,133,147	12.27	92,379
Touchstone Large Cap Core Equity (AdvantEdge ™)	247,821	—	247,821	9.37	26,435
Touchstone Large Cap Core Equity (AnnuiChoice ™)	1,102,176	—	1,102,176	10.70	103,006
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	231,726	3	231,729	9.95	23,298
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	477,909	(17)	477,892	11.01	43,387
Touchstone Large Cap Core Equity (Grandmaster ™)	1,270,455	3	1,270,458	11.38	111,656
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	20,463	(1)	20,462	11.60	1,764
Touchstone Large Cap Core Equity (IQ Annuity ™)	560,986	(1)	560,985	10.47	53,583
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	681,139	(1)	681,138	12.14	56,121
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E ™)	2,494	1	2,495	10.49	238
Touchstone Mid Cap Growth (AdvantEdge ™)	172,834	10	172,844	10.53	16,409

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2010

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone Mid Cap Growth (AnnuiChoice ™)	$2,040,402	$(1)	$2,040,401	$17.81	114,572
Touchstone Mid Cap Growth (AnnuiChoice II ™ )	1,261,992	1	1,261,993	12.05	104,695
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	186,618	1	186,619	17.38	10,736
Touchstone Mid Cap Growth (Grandmaster ™)	78,786	1	78,787	15.47	5,093
Touchstone Mid Cap Growth (IQ Annuity ™)	714,678	(1)	714,677	17.73	40,302
Touchstone Mid Cap Growth (Pinnacle Plus ™)	413,607	(2)	413,605	18.00	22,980
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E ™)	2,848	3	2,851	10.83	263
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	4,429	1	4,430	16.36	271
Touchstone Moderate ETF (AdvantEdge ™)	605,275	1	605,276	10.36	58,420
Touchstone Moderate ETF (AnnuiChoice ™)	3,736,342	1	3,736,343	12.20	306,291
Touchstone Moderate ETF (AnnuiChoice II ™)	2,145,078	—	2,145,078	10.29	208,385
Touchstone Moderate ETF (GrandMaster flex3 ™)	2,666,630	3	2,666,633	11.79	226,173
Touchstone Moderate ETF (Grandmaster ™)	245,913	—	245,913	11.94	20,600
Touchstone Moderate ETF (IQ Annuity ™)	2,345,748	(3)	2,345,745	11.86	197,729
Touchstone Moderate ETF (Pinnacle Plus ™)	764,842	—	764,842	11.70	65,356
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	44,124	—	44,124	12.89	3,422
Touchstone Moderate ETF (IQ Advisor Standard ™)	119,865	—	119,865	13.06	9,175
Touchstone Money Market (AdvantEdge ™)	1,408,472	(2)	1,408,470	9.90	142,298
Touchstone Money Market (AnnuiChoice ™)	1,728,742	7	1,728,749	11.37	151,985
Touchstone Money Market (AnnuiChoice II ™)	1,953,389	(2)	1,953,387	9.86	198,074
Touchstone Money Market (Grandmaster ™)	3,950,636	(2)	3,950,634	10.89	362,853
Touchstone Money Market (GrandMaster flex3™)	1,404,894	1	1,404,895	10.70	131,345
Touchstone Money Market (IQ Advisor Standard ™)	256,906	(2)	256,904	9.95	25,807
Touchstone Money Market (IQ Annuity ™)	86,759	—	86,759	10.86	7,987
Touchstone Money Market (IQ3 ™)	3,554,321	(1)	3,554,320	10.86	327,193
Touchstone Money Market (Pinnacle Plus ™)	1,710,518	(2)	1,710,516	9.77	174,999
Touchstone Third Avenue Value (AdvantEdge ™)	684,323	14	684,337	9.77	70,037
Touchstone Third Avenue Value (AnnuiChoice ™)	3,038,898	2	3,038,900	18.71	162,403
Touchstone Third Avenue Value (AnnuiChoice II ™ )	1,008,013	—	1,008,013	9.97	101,099
Touchstone Third Avenue Value (GrandMaster flex3 ™)	972,449	(3)	972,446	15.41	63,112
Touchstone Third Avenue Value (Grandmaster ™)	1,136,653	—	1,136,653	14.54	78,150
Touchstone Third Avenue Value (IQ Annuity ™)	2,875,747	2	2,875,749	16.39	175,499
Touchstone Third Avenue Value (Pinnacle Plus ™)	1,149,425	—	1,149,425	17.38	66,118
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	5,305	—	5,305	14.70	361
Touchstone Third Avenue Value (IQ Advisor Standard ™)	702,764	5	702,769	14.91	47,145
Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice ™)	194,173	—	194,173	16.10	12,063
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)	200,322	—	200,322	15.95	12,562
JP Morgan IT Mid Cap Value (Grandmaster ™)	71,228	—	71,228	16.00	4,451
JP Morgan IT Mid Cap Value (IQ3 ™)	62,668	2	62,670	15.97	3,923
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)	81,761	(1)	81,760	15.91	5,138
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	10,149,812	1	10,149,813	47.90	211,903
Fidelity VIP Growth (Grandmaster ™)	7,373,490	(3)	7,373,487	56.53	130,446
Fidelity VIP High Income (Grandmaster ™)	3,412,684	(1)	3,412,683	21.35	159,870
Fidelity VIP II Asset Manager (Grandmaster ™)	7,530,474	3	7,530,477	39.17	192,235
Fidelity VIP II Contrafund (Grandmaster ™)	12,889,842	(1)	12,889,841	41.44	311,037
Fidelity VIP II Index 500 (Grandmaster ™)	4,761,129	2	4,761,131	30.15	157,925
Fidelity VIP II Index 500 (IQ Annuity ™)	313,239	(1)	313,238	9.96	31,455
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	414,111	12	414,123	11.93	34,710
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	47,940	(1)	47,939	11.86	4,041
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	3,238,212	1	3,238,213	35.35	91,608
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	381,517	(1)	381,516	11.69	32,640
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	1,090,889	(1)	1,090,888	16.71	65,277
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	89,911	2	89,913	11.64	7,727
Fidelity VIP III Balanced (Grandmaster ™)	2,285,964	(1)	2,285,963	17.36	131,700
Fidelity VIP Overseas (AnnuiChoice ™)	154,299	1	154,300	8.29	18,622
Fidelity VIP Overseas (AnnuiChoice II ™)	65,036	(6)	65,030	8.24	7,892
Fidelity VIP Overseas (Grandmaster ™)	3,055,845	—	3,055,845	29.29	104,325
Fidelity VIP Overseas (Grandmaster flex3 ™)	30,193	(2)	30,191	8.12	3,719
Fidelity VIP Overseas (IQ Annuity ™)	28,801	—	28,801	8.15	3,535
Fidelity VIP Overseas (Pinnacle Plus ™)	99,925	(2)	99,923	8.08	12,365

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2010

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	$378,571	$(1)	$378,570	$11.34	33,385
Fidelity VIP Growth (IQ Annuity ™)	364,367	—	364,367	9.12	39,940
Fidelity VIP High Income (IQ Annuity ™)	779,682	(2)	779,680	11.99	65,033
Fidelity VIP II Asset Manager (IQ Annuity ™)	109,388	—	109,388	12.40	8,822
Fidelity VIP II Contrafund (IQ Annuity ™)	909,472	—	909,472	15.24	59,681
Fidelity VIP III Balanced (IQ Annuity ™)	133,951	1	133,952	12.61	10,624
Fidelity VIP III Mid Cap (Grandmaster ™)	1,700,326	—	1,700,326	38.02	44,724
Fidelity VIP III Mid Cap (IQ Annuity ™)	1,032,477	(1)	1,032,476	39.53	26,117
Fidelity VIP Overseas (IQ Annuity ™)	41,772	2	41,774	12.64	3,305
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AdvantEdge ™)	90,971	1	90,972	10.31	8,825
Fidelity VIP Asset Manager (AnnuiChoice ™)	331,021	2	331,023	12.97	25,532
Fidelity VIP Asset Manager (AnnuiChoice II ™)	50,299	—	50,299	11.99	4,194
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	168,700	—	168,700	12.60	13,392
Fidelity VIP Asset Manager (IQ3 ™)	282,293	—	282,293	12.77	22,107
Fidelity VIP Asset Manager (Pinnacle Plus ™)	95,858	(1)	95,857	13.07	7,335
Fidelity VIP Balanced (AdvantEdge ™)	186,754	1	186,755	10.81	17,274
Fidelity VIP Balanced (AnnuiChoice ™)	945,160	(1)	945,159	13.48	70,136
Fidelity VIP Balanced (AnnuiChoice II ™)	361,700	(1)	361,699	11.78	30,712
Fidelity VIP Balanced (GrandMaster flex3 ™)	503,727	—	503,727	14.44	34,885
Fidelity VIP Balanced (Grandmaster ™)	1,101,266	—	1,101,266	13.28	82,926
Fidelity VIP Balanced (IQ3 ™)	973,735	1	973,736	13.12	74,194
Fidelity VIP Balanced (Pinnacle Plus ™)	177,807	(1)	177,806	13.35	13,315
Fidelity VIP Balanced (IQ Advisor Standard ™)	172,582	—	172,582	13.67	12,628
Fidelity VIP Contrafund (AdvantEdge ™)	1,774,446	(4)	1,774,442	9.60	184,780
Fidelity VIP Contrafund (AnnuiChoice ™)	3,843,423	(1)	3,843,422	15.20	252,896
Fidelity VIP Contrafund (AnnuiChoice II ™)	2,050,788	(2)	2,050,786	10.90	188,160
Fidelity VIP Contrafund (GrandMaster flex3 ™)	2,172,889	(1)	2,172,888	15.53	139,960
Fidelity VIP Contrafund (IQ3 ™)	5,157,784	(3)	5,157,781	15.51	332,556
Fidelity VIP Contrafund (Pinnacle Plus ™)	1,625,845	19	1,625,864	15.96	101,848
Fidelity VIP Contrafund (IQ Advisor Standard ™)	282,442	2	282,444	15.17	18,623
Fidelity VIP Disciplined Small Cap (AdvantEdge™)	2,227	—	2,227	10.57	211
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	125,031	9	125,040	8.82	14,172
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	29,396	(5)	29,391	8.77	3,350
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	41,934	—	41,934	8.71	4,815
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	61,209	—	61,209	8.64	7,081
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	97,545	—	97,545	8.68	11,243
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	11,352	—	11,352	8.60	1,319
Fidelity VIP Equity-Income (AdvantEdge ™)	64,769	6	64,775	8.79	7,373
Fidelity VIP Equity-Income (AnnuiChoice ™)	1,244,919	8	1,244,927	11.25	110,628
Fidelity VIP Equit-Income (AnnuiChoice II ™)	464,478	5	464,483	9.07	51,229
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	294,330	—	294,330	11.27	26,106
Fidelity VIP Equity-Income (IQ3 ™)	765,318	(2)	765,316	10.79	70,940
Fidelity VIP Equity-Income (Pinnacle Plus ™)	227,487	(2)	227,485	12.29	18,504
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	21,454	—	21,454	11.52	1,862
Fidelity Freedom 2010 (Adnavtedge ™)	192,389	—	192,389	10.40	18,503
Fidelity Freedom 2010 (AnnuiChoice ™)	4,649	—	4,649	10.39	447
Fidelity Freedom 2010 (AnnuiChoice II ™)	235,144	7	235,151	10.33	22,755
Fidelity Freedom 2010 (GrandMaster ™)	52,258	—	52,258	10.26	5,095
Fidelity Freedom 2010 (IQ Annuity ™)	157,386	—	157,386	10.22	15,402
Fidelity Freedom 2010 (Pinnacle Plus ™)	7,698	—	7,698	10.14	760
Fidelity Freedom 2015 (AdvantEdge ™)	67,687	1	67,688	10.29	6,580
Fidelity Freedom 2015 (AnnuiChoice ™)	27,825	—	27,825	10.22	2,723
Fidelity Freedom 2015 (AnnuiChoice II ™)	174,225	—	174,225	10.16	17,148
Fidelity Freedom 2015 (GrandMaster ™)	21,554	—	21,554	10.08	2,137
Fidelity Freedom 2015 (IQ Annuity ™)	118,817	—	118,817	10.05	11,826
Fidelity Freedom 2015 (Pinnacle Plus ™)	98,828	—	98,828	9.96	9,918
Fidelity Freedom 2020 (AdvantEdge ™)	196,421	—	196,421	10.02	19,602
Fidelity Freedom 2020 (AnnuiChoice ™)	45,345	(1)	45,344	9.85	4,602
Fidelity Freedom 2020 (AnnuiChoice II ™)	673,718	—	673,718	9.80	68,757
Fidelity Freedom 2020 (GrandMaster ™)	36,548	—	36,548	9.73	3,758

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2010

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity Freedom 2020 (IQ Annuity ™)	$39,235	$1	$39,236	$9.69	4,049
Fidelity Freedom 2020 (Pinnacle Plus ™)	16,874	—	16,874	9.61	1,756
Fidelity Freedom 2025 (AnnuiChoice II ™)	166,943	—	166,943	9.76	17,101
Fidelity Freedom 2025 (GrandMaster ™)	1,798	—	1,798	9.69	186
Fidelity Freedom 2025 (Pinnacle Plus ™)	7,439	—	7,439	9.57	777
Fidelity Freedom 2030 (AdvantEdge ™)	92,039	—	92,039	9.66	9,523
Fidelity Freedom 2030 (AnnuiChoice II ™)	239,363	—	239,363	9.34	25,634
Fidelity Freedom 2030 (IQ Annuity ™)	35,064	—	35,064	9.23	3,797
Fidelity VIP Growth (AdvantEdge ™)	59,148	(1)	59,147	8.84	6,693
Fidelity VIP Growth (AnnuiChoice ™)	716,874	2	716,876	8.20	87,376
Fidelity VIP Growth (AnnuiChoice II ™)	240,846	4	240,850	10.65	22,614
Fidelity VIP Growth (GrandMaster ™)	702,398	6	702,404	9.39	74,811
Fidelity VIP Growth (GrandMaster flex3 ™)	351,998	9	352,007	10.68	32,950
Fidelity VIP Growth (IQ3 ™)	477,599	(3)	477,596	8.43	56,630
Fidelity VIP Growth (Pinnacle Plus ™)	142,726	1	142,727	12.01	11,881
Fidelity VIP Growth (IQ Advisor Standard ™)	4,017	3	4,020	11.26	357
Fidelity VIP High Income (AdvantEdge ™)	599,332	2	599,334	12.02	49,870
Fidelity VIP High Income (AnnuiChoice ™)	526,287	(1)	526,286	15.02	35,031
Fidelity VIP High Income (AnnuiChoice II ™)	766,173	(1)	766,172	12.55	61,061
Fidelity VIP High Income (GrandMaster flex3 ™)	16,221,469	9	16,221,478	16.00	1,013,638
Fidelity VIP High Income (IQ3 ™)	1,842,481	(1)	1,842,480	16.09	114,510
Fidelity VIP High Income (Pinnacle Plus ™)	120,837	—	120,837	14.77	8,181
Fidelity VIP Index 500 (AdvantEdge ™)	448,888	—	448,888	9.42	47,641
Fidelity VIP Index 500 (AnnuiChoice ™)	1,015,295	3	1,015,298	9.73	104,363
Fidelity VIP Index 500 (IQ3 ™)	1,408,550	1	1,408,551	10.18	138,369
Fidelity VIP Index 500 (AnnuiChoice II ™)	620,279	(2)	620,277	8.67	71,517
Fidelity VIP Index 500 (Grandmaster ™)	740,061	(1)	740,060	8.61	85,967
Fidelity VIP Index 500 (Grandmaster flex3 ™)	316,451	(2)	316,449	8.54	37,035
Fidelity VIP Index 500 (IQ Advisor Standard ™)	370,325	15	370,340	8.85	41,836
Fidelity VIP Index 500 (Pinnacle Plus ™)	276,077	(2)	276,075	12.53	22,028
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	747,491	(1)	747,490	11.45	65,294
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	3,280,287	1	3,280,288	15.47	212,092
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	1,085,531	1	1,085,532	12.10	89,717
Fidelity VIP Investment Grade Bond (GrandMaster ™)	2,339,987	(3)	2,339,984	11.67	200,456
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	844,528	(1)	844,527	12.43	67,917
Fidelity VIP Investment Grade Bond (IQ3 ™)	1,879,467	(2)	1,879,465	14.51	129,520
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	791,327	1	791,328	12.27	64,468
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	557,312	(1)	557,311	13.07	42,656
Fidelity VIP Mid Cap (AdvantEdge ™)	474,183	(12)	474,171	11.15	42,529
Fidelity VIP Mid Cap (AnnuiChoice ™)	2,880,237	5	2,880,242	24.00	119,991
Fidelity VIP Mid Cap (AnnuiChoice II ™)	689,429	5	689,434	12.54	54,990
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	1,065,186	(1)	1,065,185	21.36	49,859
Fidelity VIP Mid Cap (Grandmaster ™)	1,770,731	(1)	1,770,730	18.74	94,495
Fidelity VIP Mid Cap (IQ Annuity ™)	2,681,054	—	2,681,054	23.46	114,280
Fidelity VIP Mid Cap (Pinnacle Plus ™)	1,154,917	—	1,154,917	22.44	51,473
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	14,668	(1)	14,667	19.43	755
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	220,098	(2)	220,096	19.70	11,173
Fidelity VIP Overseas (AdvantEdge ™)	368,623	(2)	368,621	8.35	44,167
Fidelity VIP Overseas (AnnuiChoice ™)	637,606	4	637,610	11.87	53,726
Fidelity VIP Overseas (AnnuiChoice II ™)	314,490	(12)	314,478	9.74	32,294
Fidelity VIP Overseas (GrandMaster ™)	868,932	2	868,934	8.10	107,263
Fidelity VIP Overseas (GrandMaster flex3 ™)	379,662	—	379,662	13.15	28,867
Fidelity VIP Overseas (IQ3 ™)	659,187	9	659,196	11.88	55,501
Fidelity VIP Overseas (Pinnacle Plus ™)	221,183	(1)	221,182	16.15	13,692
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	17,063	(1)	17,062	13.60	1,255
Fidelity VIP Overseas (IQ Advisor Standard ™)	215,275	1	215,276	13.79	15,609
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	118,981	(1)	118,980	21.36	5,570
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	7,686	—	7,686	13.06	589
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	75,038	1	75,039	20.31	3,694
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	162,084	2	162,086	20.59	7,872
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	466,047	(5)	466,042	21.97	21,211
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	76,966	(1)	76,965	9.31	8,267

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2010

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 1 (continued):
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	$138,805	$2	$138,807	$21.19	6,549
Van Kampen UIF U.S. Real Estate (IQ3 ™)	443,197	—	443,197	20.80	21,309
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	617,323	8	617,331	18.38	33,587
Franklin Growth and Income Securities (AdvantEdge ™)	36,995	—	36,995	9.57	3,864
Franklin Growth and Income Securities (AnnuiChoice ™)	1,480,561	(1)	1,480,560	13.54	109,345
Franklin Growth and Income Securities (AnnuiChoice II ™)	132,327	—	132,327	9.55	13,853
Franklin Growth and Income Securities (GrandMaster flex3 ™)	708,889	11	708,900	12.95	54,736
Franklin Growth and Income Securities (Grandmaster ™)	651,343	—	651,343	13.16	49,484
Franklin Growth and Income Securities (IQ Annuity ™)	2,174,352	4	2,174,356	13.06	166,536
Franklin Growth and Income Securities (Pinnacle Plus ™)	432,763	10	432,773	12.44	34,800
Franklin Income Securities (AdvantEdge ™)	201,133	—	201,133	10.67	18,842
Franklin Income Securities (AnnuiChoice ™)	2,873,346	12	2,873,358	17.96	160,007
Franklin Income Securities (AnnuiChoice II ™)	953,612	1	953,613	11.33	84,166
Franklin Income Securities (GrandMaster flex3 ™)	3,149,195	—	3,149,195	17.18	183,341
Franklin Income Securities (Grandmaster ™)	2,867,207	—	2,867,207	17.46	164,244
Franklin Income Securities (IQ Annuity ™)	3,319,012	(4)	3,319,008	17.32	191,671
Franklin Income Securities (Pinnacle Plus ™)	1,786,049	(1)	1,786,048	15.17	117,762
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)	6,150	2	6,152	10.28	599
Franklin Income Securities (IQ Advisor Enhanced ™)	11,258	1	11,259	14.21	792
Franklin Income Securities (IQ Advisor Standard ™)	98,105	—	98,105	14.41	6,806
Franklin Large Cap Growth Securities (AdvantEdge ™)	431,071	2	431,073	9.74	44,239
Franklin Large Cap Growth Securities (AnnuiChoice ™)	289,082	(1)	289,081	13.55	21,327
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	350,346	(1)	350,345	10.40	33,697
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	141,869	—	141,869	12.96	10,943
Franklin Large Cap Growth Securities (Grandmaster ™)	63,718	1	63,719	13.18	4,836
Franklin Large Cap Growth Securities (IQ Annuity ™)	183,800	—	183,800	13.07	14,063
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	471,202	—	471,202	11.79	39,982
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	11,911	—	11,911	11.49	1,037
Franklin Mutual Shares Securities (AdvantEdge ™)	995,427	11	995,438	9.02	110,348
Franklin Mutual Shares Securities (AnnuiChoice ™)	1,190,304	—	1,190,304	15.24	78,113
Franklin Mutual Shares Securities (AnnuiChoice II ™)	1,043,442	(4)	1,043,438	9.41	110,932
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	1,780,604	(6)	1,780,598	14.58	122,164
Franklin Mutual Shares Securities (IQ Annuity ™)	934,594	4	934,598	14.69	63,605
Franklin Mutual Shares Securities (Pinnacle Plus ™)	962,164	1	962,165	13.32	72,208
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	479,381	1	479,382	12.78	37,502
Franklin Mutual Shares Securities(Grandmaster ™)	771,070	(3)	771,067	14.81	52,052
Franklin Small Cap Value Securities (AdvantEdge ™)	273,320	21	273,341	11.05	24,736
Franklin Small Cap Value Securities (Annuichoice ™)	140,961	(1)	140,960	9.58	14,708
Franklin Small Cap Value Securities (Annuichoice II ™)	139,971	(1)	139,970	9.53	14,687
Franklin Small Cap Value Securities (Grandmaster ™)	133,460	(1)	133,459	9.46	14,109
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	72,785	—	72,785	9.39	7,752
Franklin Small Cap Value Securities (IQ Advisor Standard ™)	46,094	—	46,094	9.73	4,739
Franklin Small Cap Value Securities (IQ Annuuity ™)	84,987	(3)	84,984	9.42	9,018
Franklin Small Cap Value Securities (Pinnacle Plus ™)	176,660	(2)	176,658	9.35	18,900
Franklin Small Cap Value Securities (Pinnacle Plus Reduced M&E ™)	3,071	2	3,073	11.29	272
Templeton Foriegn Securities Fund (AdvantEdge ™)	376,908	(5)	376,903	9.35	40,313
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	604,780	—	604,780	18.23	33,171
Templeton Foriegn Securities Fund (Grandmaster ™)	386,552	—	386,552	18.53	20,861
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	628,726	(2)	628,724	16.95	37,100
Templeton Foriegn Securities Fund (Pinnacle Plus Reduced M&E ™)	1,675	1	1,676	10.24	164
Templeton Foreign Securities Fund (AnnuiChoice ™)	896,607	2	896,609	19.06	47,039
Templeton Foreign Securities Fund (AnnuiChoice II ™)	393,303	—	393,303	10.70	36,742
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	32,162	—	32,162	15.21	2,115
Templeton Growth Securities (AdvantEdge ™)	96,626	—	96,626	8.62	11,213
Templeton Growth Securities (AnnuiChoice ™)	374,105	(2)	374,103	14.88	25,133
Templeton Growth Securities (AnnuiChoice II ™)	234,877	(4)	234,873	8.74	26,859
Templeton Growth Securities (GrandMaster flex3 ™)	794,622	1	794,623	14.24	55,813
Templeton Growth Securities (Grandmaster ™)	346,052	—	346,052	14.47	23,916
Templeton Growth Securities (IQ Annuity ™)	725,019	3	725,022	14.35	50,514
Templeton Growth Securities (Pinnacle Plus ™)	501,307	1	501,308	13.12	38,218
Templeton Growth Securities (IQ Advisor Standard ™)	191,814	—	191,814	11.98	16,005
Invesco Van Kampen VI Comstock (AdvantEdge ™)	430,908	1	430,909	9.56	45,070
Invesco Van Kampen VI Comstock (AnnuiChoice ™)	281,055	—	281,055	15.15	18,554

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2010

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)	$261,044	$—	$261,044	$9.62	27,138
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)	167,184	7	167,191	14.49	11,539
Invesco Van Kampen VI Comstock (Grandmaster ™)	128,415	—	128,415	14.73	8,721
Invesco Van Kampen VI Comstock (IQ Annuity ™)	382,752	1	382,753	14.61	26,204
Invesco Van Kampen VI Comstock (IQ Advisor Standard ™)	48,962	—	48,962	12.47	3,926
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)	177,738	—	177,738	13.26	13,408
Invesco Van Kampen VI Capital Growth (AdvantEdge ™)	18,399	3	18,402	10.74	1,714
Invesco Van Kampen VI Capital Growth (AnnuiChoice ™)	31,473	—	31,473	15.47	2,035
Invesco Van Kampen VI Capital Growth (AnnuiChoice II ™)	59,270	(1)	59,269	12.10	4,898
Invesco Van Kampen VI Capital Growth (GrandMaster flex3 ™)	47,602	—	47,602	14.80	3,217
Invesco Van Kampen VI Capital Growth (Grandmaster ™)	63,438	—	63,438	15.04	4,219
Invesco Van Kampen VI Capital Growth (IQ Annuity ™)	288,522	(1)	288,521	14.92	19,344
Invesco Van Kampen VI Capital Growth (Pinnacle Plus ™)	54,049	—	54,049	13.05	4,143
Invesco Van Kampen VI Mid Cap Value (AdvantEdge ™)	288,476	—	288,476	10.03	28,752
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice ™)	29,628	—	29,628	10.19	2,908
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice II ™)	157,607	—	157,607	10.15	15,531
Invesco Van Kampen VI Mid Cap Value (Grandmaster ™)	44,792	—	44,792	10.09	4,438
Invesco Van Kampen VI Mid Cap Value (Grandmaster flex3 ™)	27,580	—	27,580	10.04	2,747
Invesco Van Kampen VI Mid Cap Value (IQ Annuity ™)	94,901	—	94,901	10.07	9,428
Invesco Van Kampen VI Mid Cap Value (Pinnacle Plus ™)	4,055	—	4,055	10.01	405
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)	167,793	—	167,793	11.62	14,441
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	254,660	8	254,668	12.01	21,197
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	236,645	1	236,646	11.95	19,807
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	191,007	—	191,007	19.99	9,553
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	240,467	4	240,471	11.77	20,430
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	335,538	—	335,538	19.83	16,918
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	306,725	1	306,726	17.18	17,855
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	9,817	—	9,817	16.47	596
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	333,674	4	333,678	9.14	36,522
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	503,607	(9)	503,598	37.34	13,487
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	413,269	18	413,287	14.07	29,368
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	468,209	8	468,217	35.72	13,110
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	461,262	—	461,262	36.30	12,708
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	607,632	—	607,632	36.00	16,876
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	475,196	(1)	475,195	31.07	15,295
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E ™)	1,601	1	1,602	10.27	156
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	90,340	—	90,340	26.03	3,470
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	174,543	4	174,547	9.92	17,597
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	482,813	14	482,827	7.72	62,520
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	258,497	2	258,499	7.68	33,660
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	389,677	—	389,677	19.09	20,412
Van Kampen UIF U. S. Real Estate (Pinnacle Plus Reduced M&E ™)	864	—	864	10.35	83
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	257,746	1	257,747	22.40	11,506
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	130,246	(2)	130,244	7.57	17,215
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	339,974	(1)	339,973	22.22	15,301
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	279,000	(1)	278,999	17.75	15,717
Non-Affiliated Class B:
DWS Small Cap Index (AnnuiChoice ™)	382,093	3	382,096	15.20	25,144
DWS Small Cap Index (AnnuiChoice II ™)	215,983	—	215,983	10.65	20,279
DWS Small Cap Index (GrandMaster flex3 ™)	117,512	2	117,514	14.37	8,177
DWS Small Cap Index (Grandmaster ™)	118,441	1	118,442	13.30	8,906
DWS Small Cap Index (IQ3 ™)	360,515	(5)	360,510	14.49	24,881
DWS Small Cap Index (Pinnacle Plus ™)	112,167	(2)	112,165	15.05	7,454
DWS Small Cap Index (IQ Advisor Standard ™)	18,636	—	18,636	13.35	1,396
Columbia VIT Mid Cap Value (AdvantEdge ™)	93,687	—	93,687	15.65	5,987
Columbia VIT Mid Cap Value (AnnuiChoice ™)	32,861	—	32,861	15.81	2,079
Columbia VIT Mid Cap Value (AnnuiChoice II ™)	8,471	(1)	8,470	15.77	537
Columbia VIT Mid Cap Value (Grandmaster flex3 ™)	10,152	—	10,152	15.66	648
Columbia VIT Mid Cap Value (Grandmaster ™)	75,979	—	75,979	15.72	4,835
Columbia VIT Mid Cap Value (Pinnacle Plus ™)	151,393	—	151,393	15.63	9,686
Columbia VIT Small Cap Value (AdvantEdge ™)	141,781	(1)	141,780	15.55	9,117
Columbia VIT Small Cap Value (AnnuiChoice ™)	90,823	—	90,823	15.71	5,781
Columbia VIT Small Cap Value (AnnuiChoice II ™)	50,159	(4)	50,155	15.67	3,201
Columbia VIT Small Cap Value (Grandmaster flex3 ™)	31,540	(1)	31,539	15.56	2,026
Columbia VIT Small Cap Value (Grandmaster ™)	9,469	—	9,469	15.62	606
Columbia VIT Small Cap Value (Pinnacle Plus ™)	52,430	—	52,430	15.53	3,375

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2010

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)	$52,365	$6	$52,371	$11.01	4,756
Pimco VIT All Asset (AnnuiChoice ™)	86,198	—	86,198	11.10	7,769
Pimco VIT All Asset (AnnuiChoice II ™)	111,736	(1)	111,735	11.14	10,026
Pimco VIT All Asset (Grandmaster ™)	339,852	—	339,852	10.99	30,921
Pimco VIT All Asset (GrandMaster flex3 ™)	277,063	—	277,063	10.93	25,345
Pimco VIT All Asset (IQ Annuity ™)	127,964	1	127,965	10.96	11,674
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	397,687	(3)	397,684	8.17	48,702
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	235,380	7	235,387	8.23	28,590
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	278,839	(1)	278,838	8.26	33,740
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	199,223	—	199,223	8.16	24,427
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	383,575	(8)	383,567	8.11	47,285
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	944,337	(3)	944,334	8.13	116,101
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	170,137	—	170,137	8.09	21,042
Pimco VIT Low Duration (AdvantEdge ™)	59,011	(5)	59,006	11.13	5,299
Pimco VIT Low Duration (AnnuiChoice ™)	310,836	(6)	310,830	11.35	27,394
Pimco VIT Low Duration (AnnuiChoice II ™)	838,443	(10)	838,433	11.27	74,404
Pimco VIT Low Duration (Grandmaster™)	329,532	(9)	329,523	11.24	29,317
Pimco VIT Low Duration (GrandMaster flex3 ™)	294,751	(2)	294,749	11.18	26,366
Pimco VIT Low Duration (IQ Annuity ™)	807,755	(13)	807,742	11.21	72,059
Pimco VIT Low Duration (Pinnacle Plus ™)	136,211	16	136,227	11.14	12,225
Pimco VIT Real Return (AdvantEdge ™)	86,690	(5)	86,685	11.01	7,875
Pimco VIT Real Return (AnnuiChoice ™)	466,544	10	466,554	11.19	41,677
Pimco VIT Real Return (AnnuiChoice II ™)	224,579	(7)	224,572	11.14	20,158
Pimco VIT Real Return (IQ Annuity ™)	222,136	(5)	222,131	11.06	20,086
Pimco VIT Real Return (Grandmaster ™)	179,072	(7)	179,065	11.09	16,148
Pimco VIT Real Return (GrandMaster flex3 ™)	272,329	(6)	272,323	11.03	24,691
Pimco VIT Real Return (Pinnacle Plus ™)	155,870	2	155,872	10.99	14,179
Pimco VIT Total Return (AdvantEdge ™)	3,105,246	(7)	3,105,239	12.08	257,019
Pimco VIT Total Return (AnnuiChoice ™)	1,407,747	4	1,407,751	12.10	116,319
Pimco VIT Total Return (AnnuiChoice II ™)	1,420,647	(18)	1,420,629	12.23	116,183
Pimco VIT Total Return (IQ Annuity ™)	1,533,937	(21)	1,533,916	11.96	128,294
Pimco VIT Total Return (Grandmaster ™)	2,083,862	(19)	2,083,843	11.99	173,818
Pimco VIT Total Return (GrandMaster flex3 ™)	980,706	(18)	980,688	11.92	82,245
Pimco VIT Total Return (Pinnacle Plus ™)	557,028	7	557,035	11.89	46,868
Investor Class:
Rydex SGI VT Multi-Hedge Strategies (AdvantEdge ™)	28,266	1	28,267	8.35	3,387
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice ™)	51,801	1	51,802	8.36	6,193
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II ™)	78,484	1	78,485	8.45	9,292
Rydex SGI VT Multi-Hedge Strategies (Grandmaster ™)	22,719	—	22,719	8.29	2,742
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3 ™)	16,561	—	16,561	8.24	2,010
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity ™)	25,246	—	25,246	8.26	3,055
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus ™)	22,119	—	22,119	8.21	2,693
Rydex SGI VT Alternative Strategies Allocation (GrandMaster flex3 ™)	10,285	(1)	10,284	9.62	1,070
Rydex SGI VT Alternative Strategies Allocation (AdvantEdge ™)	134,398	—	134,398	9.61	13,988
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice ™)	6,157	(1)	6,156	9.73	633
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II ™)	101,774	—	101,774	9.70	10,495
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)	20,266	—	20,266	9.66	2,099
Rydex SGI VT Alternative Strategies Allocation (IQ Annuity ™)	5,189	(1)	5,188	9.64	538
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus ™)	499	—	499	9.59	52
Rydex SGI VT U.S. Long Short Momentum (AdvantEdge ™)	25,432	—	25,432	9.11	2,793
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice ™)	35,850	—	35,850	8.99	3,986
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice II ™)	31,021	—	31,021	9.22	3,366
Rydex SGI VT U.S. Long Short Momentum (IQ Annuity ™)	36,933	—	36,933	8.89	4,156
Rydex SGI VT U.S. Long Short Momentum (Grandmaster ™)	3,328	—	3,328	8.91	373
Rydex SGI VT U.S. Long Short Momentum (GrandMaster flex3 ™)	12,336	—	12,336	8.86	1,392
Rydex SGI VT U.S. Long Short Momentum (Pinnacle Plus ™)	13,361	—	13,361	8.83	1,513
Rydex SGI VT Managed Futures Strategies (AdvantEdge ™)	174,806	—	174,806	8.53	20,504
Rydex SGI VT Managed Futures Strategies (AnnuiChoice ™)	9,764	(1)	9,763	8.63	1,131
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II ™)	60,336	—	60,336	8.61	7,012
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3 ™)	3,559	—	3,559	8.57	415
Rydex SGI VT Managed Futures Strategies (IQ Annuity ™)	55,200	(1)	55,199	8.55	6,456
Rydex SGI VT Managed Futures Strategies (Pinnacle Plus ™)	1,251	(1)	1,250	8.51	147

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2010

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)	$1,188	$930	$258	$501	$—	$1,728	$7,292	$5,564	$6,065	$6,323
Touchstone Aggressive ETF (AnnuiChoice ™)	15,837	6,424	9,413	32,974	—	10,745	52,972	42,227	75,201	84,614
Touchstone Aggressive ETF (AnnuiChoice II ™)	13,090	9,231	3,859	17,619	—	101,906	168,582	66,676	84,295	88,154
Touchstone Aggressive ETF (GrandMaster flex3 ™)	46,045	28,424	17,622	(129,107)	—	(190,577)	151,567	342,144	213,037	230,659
Touchstone Aggressive ETF (Grandmaster ™)	1,034	1,878	(844)	10,601	—	3,315	5,985	2,670	13,271	12,427
Touchstone Aggressive ETF (IQ Annuity ™)	52,034	45,096	6,938	(59,648)	—	(598,100)	(194,212)	403,888	344,240	351,178
Touchstone Aggressive ETF (IQ Advisor Standard™)	205	78	127	839	—	2,035	2,256	221	1,060	1,187
Touchstone Aggressive ETF (Pinnacle Plus ™)	4,642	4,814	(172)	4,425	—	49,423	75,641	26,218	30,643	30,471
Touchstone Baron Small Cap Growth (AdvantEdge ™)	—	4,236	(4,236)	4,489	—	9,670	75,570	65,900	70,389	66,153
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	—	2,123	(2,123)	18,144	—	35,708	56,493	20,785	38,929	36,806
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	—	9,585	(9,585)	(148,493)	—	(42,279)	320,479	362,758	214,265	204,680
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	—	11,994	(11,994)	(192,037)	—	(182,594)	178,113	360,707	168,670	156,676
Touchstone Baron Small Cap Growth (Grandmaster ™)	—	11,436	(11,436)	7,091	—	90,382	275,046	184,664	191,755	180,319
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	—	44	(44)	(6)	—	(733)	551	1,284	1,278	1,234
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	—	1,377	(1,377)	(30,017)	—	(26,015)	57,113	83,128	53,111	51,734
Touchstone Baron Small Cap Growth (IQ Annuity ™)	—	35,877	(35,877)	(341,108)	—	(518,211)	402,918	921,129	580,021	544,144
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	—	7,712	(7,712)	(55,617)	—	(102,531)	56,061	158,592	102,975	95,263
Touchstone Conservative ETF (AdavatEdge ™)	7,113	4,687	2,426	4,550	—	3,759	18,569	14,810	19,360	21,786
Touchstone Conservative ETF (AnnuiChoice ™)	17,782	7,697	10,085	1,748	—	13,768	59,171	45,403	47,151	57,236
Touchstone Conservative ETF (AnnuiChoice II ™)	26,401	10,765	15,636	18,690	—	18,093	60,934	42,841	61,531	77,167
Touchstone Conservative ETF (GrandMaster flex3 ™)	15,729	10,909	4,820	(517)	—	8,357	48,952	40,595	40,078	44,898
Touchstone Conservative ETF (Grandmaster ™)	14,936	9,292	5,644	1,003	—	(26,508)	15,257	41,765	42,768	48,412
Touchstone Conservative ETF (IQ Advisor Standard ™)	3,040	812	2,228	562	—	6,375	14,150	7,775	8,337	10,565
Touchstone Conservative ETF (IQ Annuity ™)	24,935	18,253	6,682	(12,975)	—	(19,191)	70,589	89,780	76,805	83,487
Touchstone Conservative ETF (Pinnacle Plus ™)	2,045	2,514	(469)	1,116	—	1,233	10,525	9,292	10,408	9,939
Touchstone Core Bond (AdvantEdge ™)	3,086	1,448	1,638	4,629	—	1,634	423	(1,211)	3,418	5,056
Touchstone Core Bond (AnnuiChoice ™)	21,884	7,274	14,610	18,874	—	3,911	19,549	15,638	34,512	49,122
Touchstone Core Bond (AnnuiChoice II ™)	10,378	2,698	7,680	1,082	—	227	4,071	3,844	4,926	12,606
Touchstone Core Bond (GrandMaster flex3 ™)	13,445	7,566	5,879	12,924	—	10,702	20,009	9,307	22,231	28,110
Touchstone Core Bond (Grandmaster ™)	14,239	6,230	8,009	8,924	—	(656)	10,765	11,421	20,345	28,354
Touchstone Core Bond (IQ Annuity ™)	20,824	8,102	12,722	5,578	—	14,885	28,392	13,507	19,085	31,807
Touchstone Core Bond (Pinnacle Plus ™)	15,022	6,353	8,669	7,123	—	10,879	15,360	4,481	11,604	20,273
Touchstone Core Bond (IQ Advisor Standard ™)	6,210	1,033	5,177	139	—	961	7,246	6,285	6,424	11,601
Touchstone Enhanced ETF (AdvantEdge ™)	7,286	5,716	1,570	(3,000)	—	19,085	54,694	35,609	32,609	34,179
Touchstone Enhanced ETF (AnnuiChoice ™)	12,550	6,300	6,250	(19,775)	—	(147,862)	(71,118)	76,744	56,969	63,219
Touchstone Enhanced ETF (AnnuiChoice II ™)	2,136	1,210	926	656	—	15,867	24,849	8,982	9,638	10,564
Touchstone Enhanced ETF (GrandMaster flex3 ™)	24,798	20,938	3,860	96,413	—	266,175	290,825	24,650	121,063	124,923
Touchstone Enhanced ETF (Grandmaster ™)	3,907	3,627	280	23,822	—	52,034	48,117	(3,917)	19,905	20,185

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2010

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	$776	$304	$472	$(121)	$—	$(8,170)	$(4,568)	$3,602	$3,481	$3,953
Touchstone Enhanced ETF (IQ Advisor Standard ™)	3,379	990	2,389	(652)	—	(62,833)	(47,029)	15,804	15,152	17,541
Touchstone Enhanced ETF (IQ Annuity ™)	73,714	54,955	18,759	(220,562)	—	(1,130,627)	(565,382)	565,245	344,683	363,442
Touchstone Enhanced ETF (Pinnacle Plus ™)	6,338	5,265	1,073	321	—	50,880	79,760	28,880	29,201	30,274
Touchstone GMAB Aggressive ETF (AnnuiChoice II ™)	2,841	3,034	(193)	1,071	—	29,093	46,814	17,721	18,792	18,599
Touchstone GMAB Conservative ETF (AnnuiChoice II ™)	5,792	4,634	1,158	3,276	—	20,289	33,679	13,390	16,666	17,824
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	756	558	198	362	—	4,657	7,278	2,621	2,983	3,181
Touchstone GMAB Moderate ETF (AnnuiChoice II ™)	512	402	110	74	—	3,052	4,935	1,883	1,957	2,067
Touchstone High Yield (AnnuiChoice ™)	32,539	3,945	28,594	(8,650)	—	13,727	35,277	21,550	12,900	41,494
Touchstone High Yield (AnnuiChoice II ™)	13,738	1,564	12,174	1,610	—	19,987	20,681	694	2,304	14,478
Touchstone High Yield (GrandMaster flex3 ™)	56,068	10,461	45,607	109,828	—	147,537	61,254	(86,283)	23,545	69,152
Touchstone High Yield (Grandmaster ™)	17,070	3,034	14,036	66,890	—	42,375	(14,045)	(56,420)	10,470	24,506
Touchstone High Yield (IQ Annuity ™)	44,492	16,707	27,785	286,901	—	210,144	(15,908)	(226,052)	60,849	88,634
Touchstone High Yield (IQ Advisor Standard™)	6,312	794	5,518	16,584	—	12,934	2,289	(10,645)	5,939	11,457
Touchstone High Yield (Pinnacle Plus ™)	32,373	6,975	25,398	(14,556)	—	6,429	34,401	27,972	13,416	38,814
Touchstone High Yield (AdvantEdge ™)	98,197	11,211	86,986	46,718	—	(4,358)	(87,892)	(83,534)	(36,816)	50,170
Touchstone Large Cap Core Equity (AdvantEdge ™)	4,330	1,670	2,660	904	—	816	20,920	20,104	21,008	23,668
Touchstone Large Cap Core Equity (AnnuiChoice ™)	19,183	11,071	8,112	(65,373)	—	(84,068)	85,557	169,625	104,252	112,364
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	4,036	2,558	1,478	(17,827)	—	(22,670)	12,873	35,543	17,716	19,194
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	8,323	7,542	781	(37,702)	—	(75,258)	10,664	85,922	48,220	49,001
Touchstone Large Cap Core Equity (Grandmaster ™)	22,118	16,905	5,213	32,735	—	122,870	210,453	87,583	120,318	125,531
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	356	115	241	(266)	—	(4,023)	(1,869)	2,154	1,888	2,129
Touchstone Large Cap Core Equity (IQ Annuity ™)	9,767	9,416	351	(60,644)	—	(145,829)	(29,511)	116,318	55,674	56,025
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	11,872	9,837	2,035	(26,843)	—	(47,517)	40,619	88,136	61,293	63,328
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E ™) (November 1)*	43	4	39	(1)	—	—	20	20	19	58
Touchstone Mid Cap Growth (AdvantEdge ™)	354	504	(150)	665	—	703	7,785	7,082	7,747	7,597
Touchstone Mid Cap Growth (AnnuiChoice ™)	4,180	19,887	(15,707)	(407,732)	—	(471,144)	313,830	784,974	377,242	361,535
Touchstone Mid Cap Growth (AnnuiChoice II ™)	2,584	13,055	(10,471)	(97,637)	—	(361,017)	(34,978)	326,039	228,402	217,931
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	376	3,371	(2,995)	(95,763)	—	(70,597)	61,618	132,215	36,452	33,457
Touchstone Mid Cap Growth (Grandmaster ™)	161	1,821	(1,660)	(33,693)	—	(30,630)	29,818	60,448	26,755	25,095
Touchstone Mid Cap Growth (IQ Annuity ™)	1,466	9,835	(8,369)	(100,881)	—	(139,309)	93,749	233,058	132,177	123,808
Touchstone Mid Cap Growth (Pinnacle Plus ™)	847	7,358	(6,511)	(14,755)	—	(5,523)	59,812	65,335	50,580	44,069
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E ™) (November 1)*	6	5	1	21	—	—	147	147	168	169
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	9	23	(14)	7	—	1,151	1,923	772	779	765
Touchstone Moderate ETF (AdvantEdge ™)	12,795	7,364	5,431	(259)	—	(13,196)	29,846	43,042	42,783	48,214
Touchstone Moderate ETF (AnnuiChoice ™)	78,886	36,464	42,422	(2,243)	—	(97,473)	208,897	306,370	304,127	346,549
Touchstone Moderate ETF (AnnuiChoice II ™)	45,356	22,186	23,170	20,406	—	153,399	302,153	148,754	169,160	192,330
Touchstone Moderate ETF (GrandMaster flex3 ™)	56,300	47,869	8,431	(160,942)	—	(101,438)	296,662	398,100	237,158	245,589

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2010

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Moderate ETF (Grandmaster ™)	$5,192	$3,392	$1,800	$(2,437)	$—	$(2,300)	$21,297	$23,597	$21,160	$22,960
Touchstone Moderate ETF (IQ Annuity ™)	49,542	33,960	15,582	(32,197)	—	(171,215)	57,634	228,849	196,652	212,234
Touchstone Moderate ETF (Pinnacle Plus ™)	16,165	13,157	3,008	16,422	—	101,258	153,121	51,863	68,285	71,293
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	932	331	601	15	—	330	3,858	3,528	3,543	4,144
Touchstone Moderate ETF (IQ Advisor Standard ™)	2,530	765	1,765	2,848	—	7,865	15,763	7,898	10,746	12,511
Touchstone Money Market (AdvantEdge ™)	4,593	35,581	(30,988)	—	—	—	—	—	—	(30,988)
Touchstone Money Market (AnnuiChoice ™)	3,320	20,916	(17,596)	—	—	8	8	—	—	(17,596)
Touchstone Money Market (AnnuiChoice II ™)	3,702	25,033	(21,331)	—	—	—	—	—	—	(21,331)
Touchstone Money Market (Grandmaster ™)	7,839	67,292	(59,453)	—	—	13	13	—	—	(59,453)
Touchstone Money Market (GrandMaster flex3™)	2,912	31,785	(28,873)	—	—	—	—	—	—	(28,873)
Touchstone Money Market (IQ Advisor Standard ™)	488	1,916	(1,428)	—	—	—	—	—	—	(1,428)
Touchstone Money Market (IQ Annuity ™)	208	5,647	(5,439)	—	—	40	40	—	—	(5,439)
Touchstone Money Market (IQ3 ™)	7,385	64,822	(57,437)	—	—	—	—	—	—	(57,437)
Touchstone Money Market (Pinnacle Plus ™)	3,323	32,885	(29,562)	—	—	—	—	—	—	(29,562)
Touchstone Third Avenue Value (AdvantEdge ™)	39,848	8,970	30,878	(3,100)	—	9,064	83,742	74,678	71,578	102,456
Touchstone Third Avenue Value (AnnuiChoice ™)	177,039	29,704	147,335	(871,188)	—	(1,109,596)	116,306	1,225,902	354,714	502,049
Touchstone Third Avenue Value (AnnuiChoice II ™)	58,713	10,586	48,127	(124,538)	—	(228,725)	5,901	234,626	110,088	158,215
Touchstone Third Avenue Value (GrandMaster flex3 ™)	57,051	23,190	33,861	(17,244)	—	24,688	213,967	189,279	172,035	205,896
Touchstone Third Avenue Value (Grandmaster ™)	66,187	14,860	51,327	(277,152)	—	(543,681)	(136,247)	407,434	130,282	181,609
Touchstone Third Avenue Value (IQ Annuity ™)	167,469	39,452	128,017	(651,019)	—	(1,369,199)	(389,076)	980,123	329,104	457,121
Touchstone Third Avenue Value (Pinnacle Plus ™)	66,890	18,132	48,758	(220,498)	—	(161,945)	179,749	341,694	121,196	169,954
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	309	37	272	(35)	—	(3,015)	(2,396)	619	584	856
Touchstone Third Avenue Value (IQ Advisor Standard ™)	40,920	3,773	37,147	(41,465)	—	(194,565)	(74,960)	119,605	78,140	115,287
Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice ™)	2,216	1,849	367	6,852	—	42,430	71,262	28,832	35,684	36,051
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)	4,664	5,463	(799)	81,426	—	88,364	72,773	(15,591)	65,835	65,036
JP Morgan IT Mid Cap Value (Grandmaster ™)	735	855	(120)	319	—	13,590	26,165	12,575	12,894	12,774
JP Morgan IT Mid Cap Value (IQ3 ™)	1,028	1,325	(297)	23,772	—	27,376	22,902	(4,474)	19,298	19,001
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)	2,281	2,008	273	29,209	—	41,985	29,359	(12,626)	16,583	16,856
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	173,962	135,200	38,762	(425,541)	—	(3,612,861)	(1,983,802)	1,629,059	1,203,518	1,242,280
Fidelity VIP Growth (Grandmaster ™)	41,009	92,229	(51,220)	248,798	—	27,002	1,224,714	1,197,712	1,446,510	1,395,290
Fidelity VIP High Income (Grandmaster ™)	255,156	39,162	215,994	239,129	—	403,552	271,084	(132,468)	106,661	322,655
Fidelity VIP II Asset Manager (Grandmaster ™)	158,026	98,218	59,808	(40,130)	—	(660,701)	188,436	849,137	809,007	868,815
Fidelity VIP II Contrafund (Grandmaster ™)	154,015	163,657	(9,642)	(1,005,960)	—	(6,184,624)	(3,418,709)	2,765,915	1,759,955	1,750,313
Fidelity VIP II Index 500 (Grandmaster ™)	93,347	63,842	29,505	203,211	85,192	(489,397)	(222,596)	266,801	555,204	584,709
Fidelity VIP II Index 500 (IQ Annuity ™)	6,878	4,974	1,904	18,955	5,957	53,371	69,806	16,435	41,347	43,251
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	19,199	4,406	14,793	3,973	—	4,221	14,893	10,672	14,645	29,438
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	2,251	868	1,383	3,342	—	616	1,764	1,148	4,490	5,873

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2010

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	$156,917	$46,822	$110,095	$29,141	$—	$53,313	$127,069	$73,756	$102,897	$212,992
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	17,775	7,638	10,137	12,962	—	5,170	14,720	9,550	22,512	32,649
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	50,827	16,036	34,791	3,019	—	9,065	37,468	28,403	31,422	66,213
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	4,231	1,618	2,613	997	—	1,039	3,231	2,192	3,189	5,802
Fidelity VIP III Balanced (Grandmaster ™)	45,834	22,844	22,990	(9,671)	—	(75,167)	128,519	203,686	194,015	217,005
Fidelity VIP Overseas (AnnuiChoice ™)	2,269	1,473	796	(17,365)	—	(62,978)	(30,114)	32,864	15,499	16,295
Fidelity VIP Overseas (AnnuiChoice II ™)	957	716	241	(5,702)	—	(34,842)	(22,790)	12,052	6,350	6,591
Fidelity VIP Overseas (Grandmaster ™)	45,994	40,109	5,885	(34,660)	—	(972,055)	(617,714)	354,341	319,681	325,566
Fidelity VIP Overseas (Grandmaster flex3 ™)	444	440	4	1,243	—	13,350	15,285	1,935	3,178	3,182
Fidelity VIP Overseas (IQ Annuity ™)	430	463	(33)	(10,002)	—	(15,522)	(2,936)	12,586	2,584	2,551
Fidelity VIP Overseas (Pinnacle Plus ™)	1,469	1,656	(187)	(7,812)	—	4,949	22,882	17,933	10,121	9,934
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	6,096	5,253	843	(19,258)	—	(172,206)	(108,183)	64,023	44,765	45,608
Fidelity VIP Growth (IQ Annuity ™)	1,669	4,804	(3,135)	2,737	—	73,254	142,387	69,133	71,870	68,735
Fidelity VIP High Income (IQ Annuity ™)	57,617	7,969	49,648	31,277	—	35,499	(32,821)	(68,320)	(37,043)	12,605
Fidelity VIP II Asset Manager (IQ Annuity ™)	2,183	1,598	585	(2,653)	—	(2,279)	12,846	15,125	12,472	13,057
Fidelity VIP II Contrafund (IQ Annuity ™)	9,474	11,876	(2,402)	(43,131)	—	(94,715)	68,094	162,809	119,678	117,276
Fidelity VIP III Balanced (IQ Annuity ™)	2,588	1,815	773	1,441	—	(4,039)	9,552	13,591	15,032	15,805
Fidelity VIP III Mid Cap (Grandmaster ™)	9,330	22,161	(12,831)	(106,452)	—	(305,310)	201,527	506,837	400,385	387,554
Fidelity VIP III Mid Cap (IQ Annuity ™)	5,536	14,073	(8,537)	(28,045)	—	(187,533)	77,415	264,948	236,903	228,366
Fidelity VIP Overseas (IQ Annuity ™)	578	652	(74)	(9,497)	—	(25,090)	(12,184)	12,906	3,409	3,335
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AdvantEdge ™)	1,712	1,401	311	4,380	—	6,772	11,986	5,214	9,594	9,905
Fidelity VIP Asset Manager (AnnuiChoice ™)	6,196	3,110	3,086	(8,101)	—	(45,860)	(2,708)	43,152	35,051	38,137
Fidelity VIP Asset Manager (AnnuiChoice II ™)	1,127	642	485	2,939	—	2,010	4,891	2,881	5,820	6,305
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	3,196	2,850	346	(2,472)	—	21,285	42,767	21,482	19,010	19,356
Fidelity VIP Asset Manager (IQ3 ™)	5,293	3,936	1,357	(6,632)	—	(23,964)	12,843	36,807	30,175	31,532
Fidelity VIP Asset Manager (Pinnacle Plus ™)	1,803	1,590	213	(2,943)	—	(2,079)	11,001	13,080	10,137	10,350
Fidelity VIP Balanced (AdvantEdge ™)	3,463	2,200	1,263	12,661	—	13,648	20,864	7,216	19,877	21,140
Fidelity VIP Balanced (AnnuiChoice ™)	17,822	7,822	10,000	(31,723)	—	(42,897)	87,604	130,501	98,778	108,778
Fidelity VIP Balanced (AnnuiChoice II ™)	6,666	3,065	3,601	1,666	—	16,437	52,227	35,790	37,456	41,057
Fidelity VIP Balanced (GrandMaster flex3 ™)	9,879	7,085	2,794	(4,538)	—	(29,550)	31,918	61,468	56,930	59,724
Fidelity VIP Balanced (Grandmaster ™)	20,808	13,695	7,113	(12,895)	—	(133,599)	26,767	160,366	147,471	154,584
Fidelity VIP Balanced (IQ3 ™)	18,135	11,375	6,760	(8,850)	—	(43,078)	67,796	110,874	102,024	108,784
Fidelity VIP Balanced (Pinnacle Plus ™)	3,398	3,566	(168)	5,144	—	1,925	11,071	9,146	14,290	14,122
Fidelity VIP Balanced (IQ Advisor Standard ™)	3,266	936	2,330	(364)	—	(26,306)	(3,010)	23,296	22,932	25,262
Fidelity VIP Contrafund (AdvantEdge ™)	16,106	16,836	(730)	21,677	—	67,950	256,571	188,621	210,298	209,568
Fidelity VIP Contrafund (AnnuiChoice ™)	37,622	36,490	1,132	(362,408)	—	(123,497)	744,767	868,264	505,856	506,988

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2010

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (AnnuiChoice II ™)	$19,784	$20,647	$(863)	$(14,690)	$—	$170,716	$459,565	$288,849	$274,159	$273,296
Fidelity VIP Contrafund (GrandMaster flex3 ™)	21,190	35,351	(14,161)	251,566	—	617,609	675,235	57,626	309,192	295,031
Fidelity VIP Contrafund (IQ3 ™)	50,073	64,332	(14,259)	(523,288)	—	(1,436,203)	(285,439)	1,150,764	627,476	613,217
Fidelity VIP Contrafund (Pinnacle Plus ™)	15,700	23,476	(7,776)	(52,228)	—	74,561	310,363	235,802	183,574	175,798
Fidelity VIP Contrafund (IQ Advisor Standard ™)	2,645	1,005	1,640	(24,375)	—	(23,825)	21,045	44,870	20,495	22,135
Fidelity VIP Disciplined Small Cap (AdvantEdge™)	1	31	(30)	9	—	330	769	439	448	418
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	72	1,274	(1,202)	(13,740)	—	(19,602)	22,640	42,242	28,502	27,300
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	16	329	(313)	1,257	—	757	6,432	5,675	6,932	6,619
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	37	791	(754)	(3,271)	—	(12,794)	4,150	16,944	13,673	12,919
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	34	834	(800)	(2,306)	—	(14,040)	516	14,556	12,250	11,450
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	53	1,251	(1,198)	(2,102)	—	(19,941)	2,063	22,004	19,902	18,704
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	7	197	(190)	(890)	—	(1,487)	1,552	3,039	2,149	1,959
Fidelity VIP Equity-Income (AdvantEdge ™)	971	638	333	1,293	—	3,711	8,834	5,123	6,416	6,749
Fidelity VIP Equity-Income (AnnuiChoice ™)	19,247	12,921	6,326	(192,788)	—	(608,960)	(257,189)	351,771	158,983	165,309
Fidelity VIP Equity-Income (AnnuiChoice II ™)	7,067	5,225	1,842	(20,364)	—	8,495	87,846	79,351	58,987	60,829
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	4,452	4,523	(71)	(49,241)	—	(73,049)	12,583	85,632	36,391	36,320
Fidelity VIP Equity-Income (IQ3 ™)	11,647	11,712	(65)	(179,874)	—	(369,594)	(103,513)	266,081	86,207	86,142
Fidelity VIP Equity-Income (Pinnacle Plus ™)	3,439	3,871	(432)	(26,853)	—	(68,194)	(13,076)	55,118	28,265	27,833
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	321	118	203	(266)	—	(4,542)	(1,783)	2,759	2,493	2,696
Fidelity Freedom 2010 (Adnavtedge ™)	5,973	2,823	3,150	364	938	730	15,549	14,819	16,121	19,271
Fidelity Freedom 2010 (AnnuiChoice ™)	146	45	101	(17)	23	(613)	(229)	384	390	491
Fidelity Freedom 2010 (AnnuiChoice II ™)	7,603	2,666	4,937	(7,171)	1,145	(14,198)	12,625	26,823	20,797	25,734
Fidelity Freedom 2010 (GrandMaster ™)	2,830	3,169	(339)	41,477	254	28,817	7,186	(21,631)	20,100	19,761
Fidelity Freedom 2010 (IQ Annuity ™)	5,242	2,460	2,782	(29,775)	766	(26,905)	20,212	47,117	18,108	20,890
Fidelity Freedom 2010 (Pinnacle Plus ™)	241	121	120	16	37	694	1,263	569	622	742
Fidelity Freedom 2015 (AdvantEdge ™)	2,018	1,144	874	(3,702)	93	(8,226)	987	9,213	5,604	6,478
Fidelity Freedom 2015 (AnnuiChoice ™)	801	259	542	(27)	38	(2,994)	(641)	2,353	2,364	2,906
Fidelity Freedom 2015 (AnnuiChoice II ™)	5,163	2,095	3,068	(11,078)	239	(24,711)	1,718	26,429	15,590	18,658
Fidelity Freedom 2015 (GrandMaster ™)	620	272	348	18	30	648	2,434	1,786	1,834	2,182
Fidelity Freedom 2015 (IQ Annuity ™)	3,423	1,614	1,809	(402)	163	(14,387)	(4,035)	10,352	10,113	11,922
Fidelity Freedom 2015 (Pinnacle Plus ™)	2,817	1,997	820	(13,359)	135	(13,386)	9,309	22,695	9,471	10,291
Fidelity Freedom 2020 (AdvantEdge ™)	5,069	2,970	2,099	(1,063)	91	1,594	23,459	21,865	20,893	22,992
Fidelity Freedom 2020 (AnnuiChoice ™)	1,226	477	749	(1,825)	21	(3,661)	4,090	7,751	5,947	6,696
Fidelity Freedom 2020 (AnnuiChoice II ™)	17,193	6,872	10,321	(2,024)	312	19,613	89,066	69,453	67,741	78,062
Fidelity Freedom 2020 (GrandMaster ™)	931	412	519	60	17	3,140	6,292	3,152	3,229	3,748
Fidelity Freedom 2020 (IQ Annuity ™)	1,011	527	484	(117)	18	(7,352)	(3,325)	4,027	3,928	4,412
Fidelity Freedom 2020 (Pinnacle Plus ™)	435	261	174	25	8	996	2,654	1,658	1,691	1,865
Fidelity Freedom 2025 (AnnuiChoice II ™)	4,018	1,757	2,261	(491)	63	(18,489)	378	18,867	18,439	20,700

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2010

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity Freedom 2025 (GrandMaster ™)	$43	$22	$21	$(7)	$1	$(380)	$(175)	$205	$199	$220
Fidelity Freedom 2025 (Pinnacle Plus ™)	179	114	65	(36)	3	(1,271)	(415)	856	823	888
Fidelity Freedom 2030 (AdvantEdge ™)	2,085	1,304	781	33	89	—	8,599	8,599	8,721	9,502
Fidelity Freedom 2030 (AnnuiChoice II ™)	5,416	2,504	2,912	(782)	230	(31,320)	(3,244)	28,076	27,524	30,436
Fidelity Freedom 2030 (IQ Annuity ™)	785	439	346	(113)	34	(3,222)	781	4,003	3,924	4,270
Fidelity VIP Growth (AdvantEdge ™)	171	510	(339)	2,053	—	2,429	7,429	5,000	7,053	6,714
Fidelity VIP Growth (AnnuiChoice ™)	2,375	6,342	(3,967)	(18,893)	—	(219,950)	(65,230)	154,720	135,827	131,860
Fidelity VIP Growth (AnnuiChoice II ™)	806	2,924	(2,118)	15,349	—	11,826	49,630	37,804	53,153	51,035
Fidelity VIP Growth (GrandMaster ™)	2,164	7,510	(5,346)	(64,046)	—	(53,077)	133,947	187,024	122,978	117,632
Fidelity VIP Growth (GrandMaster flex3 ™)	1,104	4,048	(2,944)	(12,734)	—	(73,471)	4,678	78,149	65,415	62,471
Fidelity VIP Growth (IQ3 ™)	1,658	6,776	(5,118)	(46,517)	—	(150,252)	(4,291)	145,961	99,444	94,326
Fidelity VIP Growth (Pinnacle Plus ™)	417	1,734	(1,317)	(4,314)	—	(25,893)	3,684	29,577	25,263	23,946
Fidelity VIP Growth (IQ Advisor Standard ™)	13	21	(8)	(7)	—	(1,172)	(404)	768	761	753
Fidelity VIP High Income (AdvantEdge ™)	44,343	7,626	36,717	75,128	—	54,327	(14,751)	(69,078)	6,050	42,767
Fidelity VIP High Income (AnnuiChoice ™)	38,843	7,424	31,419	67,235	—	43,754	(10,172)	(53,926)	13,309	44,728
Fidelity VIP High Income (AnnuiChoice II ™)	56,844	5,367	51,477	69,196	—	65,138	(13,552)	(78,690)	(9,494)	41,983
Fidelity VIP High Income (GrandMaster flex3 ™)	1,199,272	156,319	1,042,953	1,378,256	—	1,198,998	(265,801)	(1,464,799)	(86,543)	956,410
Fidelity VIP High Income (IQ3 ™)	136,588	19,422	117,166	215,901	—	186,980	(36,311)	(223,291)	(7,390)	109,776
Fidelity VIP High Income (Pinnacle Plus ™)	8,990	1,456	7,534	(1,979)	—	(2,622)	1,401	4,023	2,044	9,578
Fidelity VIP Index 500 (AdvantEdge ™)	6,788	3,287	3,501	1,194	731	2,585	44,096	41,511	43,436	46,937
Fidelity VIP Index 500 (AnnuiChoice ™)	17,687	9,969	7,718	(124,867)	19,749	(245,791)	(26,409)	219,382	114,264	121,982
Fidelity VIP Index 500 (IQ3 ™)	25,170	22,259	2,911	24,570	30,390	237,120	347,657	110,537	165,497	168,408
Fidelity VIP Index 500 (AnnuiChoice II ™)	10,456	6,089	4,367	(13,154)	8,384	3,879	78,686	74,807	70,037	74,404
Fidelity VIP Index 500 (Grandmaster ™)	13,047	11,004	2,043	(169,253)	14,407	(328,169)	(69,631)	258,538	103,692	105,735
Fidelity VIP Index 500 (Grandmaster flex3 ™)	5,582	5,094	488	(35,078)	6,160	13,150	77,903	64,753	35,835	36,323
Fidelity VIP Index 500 (IQ Advisor Standard ™)	6,478	2,060	4,418	(29,239)	6,666	22,143	81,777	59,634	37,061	41,479
Fidelity VIP Index 500 (Pinnacle Plus ™)	5,010	4,294	716	(20,674)	4,631	(56,045)	(6,266)	49,779	33,736	34,452
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	30,448	8,671	21,777	15,494	—	4,848	(8,786)	(13,634)	1,860	23,637
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	146,513	35,168	111,345	45,000	—	63,188	131,435	68,247	113,247	224,592
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	47,229	11,837	35,392	12,343	—	15,037	27,196	12,159	24,502	59,894
Fidelity VIP Investment Grade Bond (GrandMaster ™)	104,008	32,296	71,712	30,683	—	85,420	124,657	39,237	69,920	141,632
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	37,721	15,296	22,425	22,786	—	44,732	59,970	15,238	38,024	60,449
Fidelity VIP Investment Grade Bond (IQ3 ™)	82,990	31,380	51,610	33,174	—	10,998	53,053	42,055	75,229	126,839
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	35,146	14,542	20,604	11,790	—	11,792	28,550	16,758	28,548	49,152
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	24,541	3,659	20,882	29,380	—	(3,138)	(9,107)	(5,969)	23,411	44,293
Fidelity VIP Mid Cap (AdvantEdge ™)	1,616	6,673	(5,057)	5,781	—	(5,501)	86,441	91,942	97,723	92,666
Fidelity VIP Mid Cap (AnnuiChoice ™)	11,782	26,642	(14,860)	(169,234)	—	(89,077)	732,129	821,206	651,972	637,112
Fidelity VIP Mid Cap (AnnuiChoice II ™)	2,542	6,179	(3,637)	(5,973)	—	53,898	189,732	135,834	129,861	126,224

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2010

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	$5,066	$18,817	$(13,751)	$209,445	$—	$356,109	$441,349	$85,240	$294,685	$280,934
Fidelity VIP Mid Cap (Grandmaster ™)	7,117	21,476	(14,359)	68,986	—	152,067	473,086	321,019	390,005	375,646
Fidelity VIP Mid Cap (IQ Annuity ™)	11,137	35,053	(23,916)	291,578	—	488,374	757,239	268,865	560,443	536,527
Fidelity VIP Mid Cap (Pinnacle Plus ™)	4,708	17,581	(12,873)	(73,949)	—	(139,763)	191,137	330,900	256,951	244,078
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	57	102	(45)	3	—	(1,313)	1,896	3,209	3,212	3,167
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	905	1,088	(183)	18,716	—	25,850	46,816	20,966	39,682	39,499
Fidelity VIP Overseas (AdvantEdge ™)	4,280	3,829	451	(12,642)	—	7,259	59,942	52,683	40,041	40,492
Fidelity VIP Overseas (AnnuiChoice ™)	8,027	5,875	2,152	(67,769)	—	(25,853)	96,510	122,363	54,594	56,746
Fidelity VIP Overseas (AnnuiChoice II ™)	3,920	3,638	282	(33,714)	—	(5,374)	55,307	60,681	26,967	27,249
Fidelity VIP Overseas (GrandMaster ™)	10,789	10,496	293	(102,863)	—	(299,486)	(105,852)	193,634	90,771	91,064
Fidelity VIP Overseas (GrandMaster flex3 ™)	4,777	5,771	(994)	28,095	—	99,602	104,008	4,406	32,501	31,507
Fidelity VIP Overseas (IQ3 ™)	8,300	7,964	336	22,555	—	75,789	113,503	37,714	60,269	60,605
Fidelity VIP Overseas (Pinnacle Plus ™)	2,783	3,890	(1,107)	(88,891)	—	(86,275)	12,822	99,097	10,206	9,099
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	214	121	93	(9)	—	(1,973)	(238)	1,735	1,726	1,819
Fidelity VIP Overseas (IQ Advisor Standard ™)	2,701	1,245	1,456	(31,314)	—	(132,680)	(83,181)	49,499	18,185	19,641
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	9,854	1,691	8,163	(19,090)	—	(13,020)	8,798	21,818	2,728	10,891
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	524	128	396	(751)	—	(1,261)	200	1,461	710	1,106
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	3,129	1,198	1,931	(114)	—	5,429	9,454	4,025	3,911	5,842
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	7,080	2,517	4,563	(1,211)	—	(12,153)	(1,820)	10,333	9,122	13,685
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	10,023	4,531	5,492	(148,216)	—	(223,667)	32,046	255,713	107,497	112,989
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	1,506	808	698	(9,427)	—	(62,859)	(36,725)	26,134	16,707	17,405
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	2,886	2,167	719	(6,345)	—	(28,064)	12,099	40,163	33,818	34,537
Van Kampen UIF U.S. Real Estate (IQ3 ™)	8,942	6,253	2,689	(131,162)	—	(268,884)	(33,092)	235,792	104,630	107,319
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	12,035	9,930	2,105	(183,723)	—	(228,794)	(16,738)	212,056	28,333	30,438
Franklin Growth and Income Securities (AdvantEdge ™)	1,204	538	666	197	—	2,680	6,644	3,964	4,161	4,827
Franklin Growth and Income Securities (AnnuiChoice ™)	52,226	14,329	37,897	(227,112)	—	(655,214)	(261,298)	393,916	166,804	204,701
Franklin Growth and Income Securities (AnnuiChoice II ™)	4,040	1,190	2,850	(3,684)	—	8,743	21,936	13,193	9,509	12,359
Franklin Growth and Income Securities (GrandMaster flex3 ™)	25,432	10,897	14,535	(126,331)	—	(282,491)	(79,637)	202,854	76,523	91,058
Franklin Growth and Income Securities (Grandmaster ™)	21,149	7,988	13,161	(70,715)	—	(306,530)	(163,817)	142,713	71,998	85,159
Franklin Growth and Income Securities (IQ Annuity ™)	77,528	31,030	46,498	(343,731)	—	(962,578)	(364,676)	597,902	254,171	300,669
Franklin Growth and Income Securities (Pinnacle Plus ™)	15,485	7,469	8,016	(115,641)	—	(238,501)	(74,013)	164,488	48,847	56,863
Franklin Income Securities (AdvantEdge ™)	9,114	2,271	6,843	692	—	7,263	17,956	10,693	11,385	18,228
Franklin Income Securities (AnnuiChoice ™)	181,999	27,852	154,147	(233,185)	—	(409,453)	(19,584)	389,869	156,684	310,831
Franklin Income Securities (AnnuiChoice II ™)	60,880	10,503	50,377	(15,621)	—	(47,327)	16,883	64,210	48,589	98,966
Franklin Income Securities (GrandMaster flex3 ™)	216,795	49,895	166,900	(249,964)	—	(428,337)	(19,229)	409,108	159,144	326,044
Franklin Income Securities (Grandmaster ™)	185,205	37,822	147,383	101,888	—	464,588	507,807	43,219	145,107	292,490

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2010

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Income Securities (IQ Annuity ™)	$229,430	$51,143	$178,287	$(295,547)	$—	$(548,400)	$(67,921)	$480,479	$184,932	$363,219
Franklin Income Securities (Pinnacle Plus ™)	106,808	27,855	78,953	(101,785)	—	(190,228)	10,934	201,162	99,377	178,330
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)	—	11	(11)	(21)	—	—	88	88	67	56
Franklin Income Securities (IQ Advisor Enhanced ™)	695	84	611	(5)	—	(538)	41	579	574	1,185
Franklin Income Securities (IQ Advisor Standard ™)	6,342	324	6,018	129	—	352	5,228	4,876	5,005	11,023
Franklin Large Cap Growth Securities (AdvantEdge ™)	341	2,816	(2,475)	1,241	—	1,362	43,084	41,722	42,963	40,488
Franklin Large Cap Growth Securities (AnnuiChoice ™)	2,365	2,761	(396)	9,185	—	50,978	69,068	18,090	27,275	26,879
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	2,087	3,104	(1,017)	(98)	—	11,990	44,261	32,271	32,173	31,156
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	1,168	2,339	(1,171)	(12,410)	—	(36,265)	(10,578)	25,687	13,277	12,106
Franklin Large Cap Growth Securities (Grandmaster ™)	329	590	(261)	(43)	—	(7,751)	(2,359)	5,392	5,349	5,088
Franklin Large Cap Growth Securities (IQ Annuity ™)	1,426	2,549	(1,123)	6,157	—	39,555	51,809	12,254	18,411	17,288
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	2,654	6,083	(3,429)	(18,688)	—	(9,942)	58,460	68,402	49,714	46,285
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	90	65	25	17	—	2,349	3,481	1,132	1,149	1,174
Franklin Mutual Shares Securities (AdvantEdge ™)	11,736	10,080	1,656	7,206	—	9,782	72,758	62,976	70,182	71,838
Franklin Mutual Shares Securities (AnnuiChoice ™)	18,147	12,045	6,102	(111,066)	—	(277,292)	(53,742)	223,550	112,484	118,586
Franklin Mutual Shares Securities (AnnuiChoice II ™)	13,990	9,910	4,080	(10,222)	—	11,274	105,754	94,480	84,258	88,338
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	31,704	31,345	359	(340,826)	—	(526,603)	(20,457)	506,146	165,320	165,679
Franklin Mutual Shares Securities (IQ Annuity ™)	14,261	13,950	311	(95,551)	—	(328,109)	(148,687)	179,422	83,871	84,182
Franklin Mutual Shares Securities (Pinnacle Plus ™)	14,584	15,382	(798)	(55,330)	—	(196,746)	(58,222)	138,524	83,194	82,396
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	7,136	2,832	4,304	(31,336)	—	(89,023)	(17,378)	71,645	40,309	44,613
Franklin Mutual Shares Securities(Grandmaster ™)	12,806	11,206	1,600	62,089	—	194,436	199,873	5,437	67,526	69,126
Franklin Small Cap Value Securities (AdvantEdge ™)	124	610	(486)	(640)	—	694	11,391	10,697	10,057	9,571
Franklin Small Cap Value Securities (Annuichoice ™)	463	948	(485)	11,612	—	6,875	18,765	11,890	23,502	23,017
Franklin Small Cap Value Securities (Annuichoice II ™)	773	1,055	(282)	(8,470)	—	(3,413)	28,957	32,370	23,900	23,618
Franklin Small Cap Value Securities (Grandmaster ™)	417	773	(356)	(10,040)	—	(11,715)	10,542	22,257	12,217	11,861
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	124	330	(206)	(629)	—	107	5,284	5,177	4,548	4,342
Franklin Small Cap Value Securities (IQ Advisor Standard ™)	294	235	59	(34)	—	(2,213)	7,690	9,903	9,869	9,928
Franklin Small Cap Value Securities (IQ Annuuity ™)	524	904	(380)	6,277	—	5,268	6,461	1,193	7,470	7,090
Franklin Small Cap Value Securities (Pinnacle Plus ™)	812	1,944	(1,132)	(2,234)	—	(16,265)	18,709	34,974	32,740	31,608
Franklin Small Cap Value Securities (Pinnacle Plus Reduced M&E ™) (November 1)*	—	6	(6)	58	—	—	359	359	417	411
Templeton Foriegn Securities Fund (AdvantEdge ™)	1,652	2,903	(1,251)	(2,612)	—	(212)	38,637	38,849	36,237	34,986
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	10,724	9,798	926	(141,476)	—	(159,247)	137	159,384	17,908	18,834
Templeton Foriegn Securities Fund (Grandmaster ™)	6,300	4,735	1,565	(46,682)	—	7,450	72,139	64,689	18,007	19,572
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	10,054	9,612	442	(154,951)	—	(133,329)	40,729	174,058	19,107	19,549
Templeton Foriegn Securities Fund (Pinnacle Plus Reduced M&E ™) (November 1)*	—	3	(3)	(16)	—	—	7	7	(9)	(12)
Templeton Foreign Securities Fund (AnnuiChoice ™)	14,523	8,466	6,057	(210,710)	—	(136,083)	118,029	254,112	43,402	49,459
Templeton Foreign Securities Fund (AnnuiChoice II ™)	6,351	4,280	2,071	(23,914)	—	36,774	75,267	38,493	14,579	16,650
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	558	179	379	(620)	—	(8,729)	(6,197)	2,532	1,912	2,291

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2010

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (AdvantEdge ™)	$831	$1,037	$(206)	$(5,699)	$—	$1,707	$12,068	$10,361	$4,662	$4,456
Templeton Growth Securities (AnnuiChoice ™)	5,218	4,203	1,015	(156,303)	—	(143,848)	25,175	169,023	12,720	13,735
Templeton Growth Securities (AnnuiChoice II ™)	2,964	2,509	455	(4,383)	—	(35,770)	(17,901)	17,869	13,486	13,941
Templeton Growth Securities (GrandMaster flex3 ™)	11,305	13,232	(1,927)	(255,230)	—	(343,162)	(52,800)	290,362	35,132	33,205
Templeton Growth Securities (Grandmaster ™)	5,820	5,346	474	(112,803)	—	(201,423)	(77,681)	123,742	10,939	11,413
Templeton Growth Securities (IQ Annuity ™)	9,806	10,508	(702)	(45,428)	—	(118,722)	(34,585)	84,137	38,709	38,007
Templeton Growth Securities (Pinnacle Plus ™)	6,546	8,140	(1,594)	(30,344)	—	(151,451)	(91,888)	59,563	29,219	27,625
Templeton Growth Securities (IQ Advisor Standard ™)	2,400	1,066	1,334	(4,467)	—	20,572	34,351	13,779	9,312	10,646
Invesco Van Kampen VI Comstock (AdvantEdge ™)	508	6,188	(5,680)	3,693	—	23,031	75,527	52,496	56,189	50,509
Invesco Van Kampen VI Comstock (AnnuiChoice ™)	394	2,901	(2,507)	(39,095)	—	(77,579)	949	78,528	39,433	36,926
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)	298	2,757	(2,459)	529	—	41,168	75,646	34,478	35,007	32,548
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)	311	3,293	(2,982)	30,765	—	59,441	55,824	(3,617)	27,148	24,166
Invesco Van Kampen VI Comstock (Grandmaster ™)	167	1,649	(1,482)	(4,373)	—	(34,643)	(13,010)	21,633	17,260	15,778
Invesco Van Kampen VI Comstock (IQ Annuity ™)	801	6,291	(5,490)	(127,796)	—	(155,331)	45,198	200,529	72,733	67,243
Invesco Van Kampen VI Comstock (IQ Advisor Standard ™)	58	267	(209)	(119)	—	(1,674)	5,070	6,744	6,625	6,416
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)	259	2,980	(2,721)	(25,469)	—	(21,125)	29,960	51,085	25,616	22,895
Invesco Van Kampen VI Capital Growth (AdvantEdge ™)	—	267	(267)	336	—	4,388	7,136	2,748	3,084	2,817
Invesco Van Kampen VI Capital Growth (AnnuiChoice ™)	—	448	(448)	10,712	—	13,443	4,818	(8,625)	2,087	1,639
Invesco Van Kampen VI Capital Growth (AnnuiChoice II ™)	—	640	(640)	366	—	11,670	21,457	9,787	10,153	9,513
Invesco Van Kampen VI Capital Growth (GrandMaster flex3 ™)	—	697	(697)	733	—	2,062	9,666	7,604	8,337	7,640
Invesco Van Kampen VI Capital Growth (Grandmaster ™)	—	133	(133)	8	—	(157)	1,947	2,104	2,112	1,979
Invesco Van Kampen VI Capital Growth (IQ Annuity ™)	—	4,191	(4,191)	(11,586)	—	9,885	72,012	62,127	50,541	46,350
Invesco Van Kampen VI Capital Growth (Pinnacle Plus ™)	—	1,085	(1,085)	18,145	—	26,214	16,725	(9,489)	8,656	7,571
Invesco Van Kampen VI Mid Cap Value (AdvantEdge ™)	627	1,112	(485)	11,243	—	14,718	16,867	2,149	13,392	12,907
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice ™)	210	177	33	(224)	—	—	1,901	1,901	1,677	1,710
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice II ™)	1,185	1,596	(411)	6,195	—	17,150	37,662	20,512	26,707	26,296
Invesco Van Kampen VI Mid Cap Value (Grandmaster ™)	475	696	(221)	7,834	—	9,719	11,021	1,302	9,136	8,915
Invesco Van Kampen VI Mid Cap Value (Grandmaster flex3 ™)	—	17	(17)	1	—	—	374	374	375	358
Invesco Van Kampen VI Mid Cap Value (IQ Annuity ™)	787	1,250	(463)	5,318	—	4,642	17,535	12,893	18,211	17,748
Invesco Van Kampen VI Mid Cap Value (Pinnacle Plus ™)	16	23	(7)	(2)	—	—	116	116	114	107
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)	2,431	1,585	846	203	—	221	4,628	4,407	4,610	5,456
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	9,652	2,418	7,234	(1,622)	—	14,275	27,325	13,050	11,428	18,662
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	9,060	3,394	5,666	13,917	—	20,308	16,100	(4,208)	9,709	15,375
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	8,097	4,285	3,812	27,207	—	29,610	12,255	(17,355)	9,852	13,664
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	12,707	24,394	(11,687)	268,403	—	274,887	8,294	(266,593)	1,810	(9,877)
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	11,033	5,542	5,491	19,114	—	24,432	17,238	(7,194)	11,920	17,411
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	10,062	4,396	5,666	(3,562)	—	(2,761)	12,776	15,537	11,975	17,641
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	388	57	331	7	—	761	1,241	480	487	818

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2010

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	$987	$3,417	$(2,430)	$17,171	$—	$31,057	$59,451	$28,394	$45,565	$43,135
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	2,940	5,188	(2,248)	63,948	—	131,756	132,453	697	64,645	62,397
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™ )	1,448	3,038	(1,590)	6,704	—	65,335	105,633	40,298	47,002	45,412
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	3,470	8,619	(5,149)	148,715	—	266,346	193,247	(73,099)	75,616	70,467
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	2,008	4,861	(2,853)	(30,320)	—	(4,158)	86,256	90,414	60,094	57,241
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	3,746	9,323	(5,577)	30,950	—	89,453	156,954	67,501	98,451	92,874
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	2,459	7,245	(4,786)	(67,047)	—	6,224	137,203	130,979	63,932	59,146
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E ™) (November 1)*	—	3	(3)	(9)	—	—	(6)	(6)	(15)	(18)
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	514	394	120	3,399	—	10,240	1,835	(8,405)	(5,006)	(4,886)
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	1,239	1,335	(96)	3,252	—	1,858	13,854	11,996	15,248	15,152
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	7,282	4,073	3,209	(14,011)	—	2,132	112,746	110,614	96,603	99,812
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™ )	5,018	2,729	2,289	(4,619)	—	11,432	72,936	61,504	56,885	59,174
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	5,631	5,388	243	(41,627)	—	(68,730)	46,251	114,981	73,354	73,597
Van Kampen UIF U. S. Real Estate (Pinnacle Plus Reduced M&E ™) (November 1)*	—	2	(2)	(1)	—	—	12	12	11	9
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	2,681	2,024	657	(9,727)	—	(11,324)	35,959	47,283	37,556	38,213
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	2,748	2,153	595	20,039	—	41,282	53,395	12,113	32,152	32,747
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	5,434	4,184	1,250	(14,717)	—	7,784	88,515	80,731	66,014	67,264
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	4,841	1,492	3,349	(5,103)	—	(105,210)	(40,701)	64,509	59,406	62,755
Non-Affiliated Class B:
DWS Small Cap Index (AnnuiChoice ™)	2,356	3,590	(1,234)	(52,857)	—	(142,251)	(9,923)	132,328	79,471	78,237
DWS Small Cap Index (AnnuiChoice II ™ )	1,064	1,956	(892)	(2,418)	—	148	48,376	48,228	45,810	44,918
DWS Small Cap Index (GrandMaster flex3 ™)	725	1,816	(1,091)	19,358	—	32,351	38,349	5,998	25,356	24,265
DWS Small Cap Index (Grandmaster ™)	615	1,281	(666)	(18,038)	—	(21,695)	15,536	37,231	19,193	18,527
DWS Small Cap Index (IQ3 ™)	2,230	5,007	(2,777)	29,589	—	51,493	100,019	48,526	78,115	75,338
DWS Small Cap Index (Pinnacle Plus ™)	671	1,722	(1,051)	(12,648)	—	(8,786)	27,326	36,112	23,464	22,413
DWS Small Cap Index (IQ Advisor Standard ™)	105	99	6	(217)	—	(3,173)	867	4,040	3,823	3,829
Columbia VIT Mid Cap Value (AdvantEdge ™)	218	570	(352)	213	—	366	10,347	9,981	10,194	9,842
Columbia VIT Mid Cap Value (AnnuiChoice ™)	154	124	30	747	—	887	3,409	2,522	3,269	3,299
Columbia VIT Mid Cap Value (AnnuiChoice II ™)	77	84	(7)	88	—	794	2,236	1,442	1,530	1,523
Columbia VIT Mid Cap Value (Grandmaster flex3 ™)	111	99	12	63	—	144	826	682	745	757
Columbia VIT Mid Cap Value (Grandmaster ™)	223	209	14	(190)	—	—	4,172	4,172	3,982	3,996
Columbia VIT Mid Cap Value (Pinnacle Plus ™)	55	364	(309)	88	—	—	9,634	9,634	9,722	9,413
Columbia VIT Small Cap Value (AdvantEdge ™)	462	869	(407)	(767)	—	347	17,784	17,437	16,670	16,263
Columbia VIT Small Cap Value (AnnuiChoice ™)	646	606	40	3,040	—	3,762	13,794	10,032	13,072	13,112
Columbia VIT Small Cap Value (AnnuiChoice II ™)	406	438	(32)	698	—	1,417	9,620	8,203	8,901	8,869
Columbia VIT Small Cap Value (Grandmaster flex3 ™)	294	448	(154)	6	—	49	6,069	6,020	6,026	5,872
Columbia VIT Small Cap Value (Grandmaster ™)	57	70	(13)	(2)	—	11	1,746	1,735	1,733	1,720
Columbia VIT Small Cap Value (Pinnacle Plus ™)	118	247	(129)	41	—	—	3,668	3,668	3,709	3,580

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2010

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)	$3,546	$828	$2,718	$2,861	$—	$(598)	$(217)	$381	$3,242	$5,960
Pimco VIT All Asset (AnnuiChoice ™)	4,679	732	3,947	2,003	—	1,620	2,948	1,328	3,331	7,278
Pimco VIT All Asset (AnnuiChoice II ™)	6,960	1,219	5,741	(291)	—	1,879	8,381	6,502	6,211	11,952
Pimco VIT All Asset (Grandmaster ™)	11,837	1,563	10,274	9,824	—	6,387	(2,457)	(8,844)	980	11,254
Pimco VIT All Asset (GrandMaster flex3 ™)	14,755	3,154	11,601	(452)	—	16,766	28,082	11,316	10,864	22,465
Pimco VIT All Asset (IQ Annuity ™)	7,750	1,727	6,023	12,508	—	10,548	5,707	(4,841)	7,667	13,690
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	43,508	3,734	39,774	(118)	—	2,784	42,069	39,285	39,167	78,941
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	32,156	1,921	30,235	(53,982)	—	(70,085)	(7,053)	63,032	9,050	39,285
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	38,879	2,624	36,255	(15,257)	—	1,104	32,045	30,941	15,684	51,939
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	16,647	1,174	15,473	(3,966)	—	(269)	9,890	10,159	6,193	21,666
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	52,680	4,765	47,915	(25,138)	—	(4,258)	45,971	50,229	25,091	73,006
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	100,350	11,288	89,062	(177,545)	—	(74,596)	37,847	112,443	(65,102)	23,960
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	20,243	1,996	18,247	2,336	—	10,276	14,187	3,911	6,247	24,494
Pimco VIT Low Duration (AdvantEdge ™)	822	622	200	204	—	—	671	671	875	1,075
Pimco VIT Low Duration (AnnuiChoice ™)	6,044	3,343	2,701	5,559	—	258	5,703	5,445	11,004	13,705
Pimco VIT Low Duration (AnnuiChoice II ™)	15,943	10,073	5,870	5,049	—	(11,357)	14,129	25,486	30,535	36,405
Pimco VIT Low Duration (Grandmaster™)	8,535	6,883	1,652	21,187	—	1,821	3,464	1,643	22,830	24,482
Pimco VIT Low Duration (GrandMaster flex3 ™)	38,574	41,438	(2,864)	161,820	—	(464)	2,628	3,092	164,912	162,048
Pimco VIT Low Duration (IQ Annuity ™)	16,478	13,079	3,399	28,830	—	1,903	13,637	11,734	40,564	43,963
Pimco VIT Low Duration (Pinnacle Plus ™)	3,826	3,937	(111)	6,680	—	2,429	1,839	(590)	6,090	5,979
Pimco VIT Real Return (AdvantEdge ™)	1,900	1,132	768	1,908	105	(372)	(1,231)	(859)	1,154	1,922
Pimco VIT Real Return (AnnuiChoice ™)	12,010	5,906	6,104	29,831	398	13,825	16,236	2,411	32,640	38,744
Pimco VIT Real Return (AnnuiChoice II ™)	5,056	2,809	2,247	2,034	177	(589)	11,788	12,377	14,588	16,835
Pimco VIT Real Return (IQ Annuity ™)	4,716	3,296	1,420	14,584	176	15,538	13,538	(2,000)	12,760	14,180
Pimco VIT Real Return (Grandmaster ™)	4,322	2,882	1,440	10,698	147	12,326	14,416	2,090	12,935	14,375
Pimco VIT Real Return (GrandMaster flex3 ™)	4,789	3,153	1,636	3,272	226	3,993	9,190	5,197	8,695	10,331
Pimco VIT Real Return (Pinnacle Plus ™)	5,183	2,932	2,251	6,133	292	3,165	(3,750)	(6,915)	(490)	1,761
Pimco VIT Total Return (AdvantEdge ™)	122,892	27,689	95,203	12,626	5,141	896	(45,396)	(46,292)	(28,525)	66,678
Pimco VIT Total Return (AnnuiChoice ™)	79,579	16,934	62,645	109,958	2,524	25,482	(33,412)	(58,894)	53,588	116,233
Pimco VIT Total Return (AnnuiChoice II ™)	69,814	15,269	54,545	30,357	2,437	4,246	772	(3,474)	29,320	83,865
Pimco VIT Total Return (IQ Annuity ™)	84,886	26,559	58,327	137,983	2,662	16,787	(41,665)	(58,452)	82,193	140,520
Pimco VIT Total Return (Grandmaster ™)	103,919	28,005	75,914	55,080	3,491	75,186	70,913	(4,273)	54,298	130,212
Pimco VIT Total Return (GrandMaster flex3 ™)	83,852	38,663	45,189	264,350	1,689	60,693	(34,300)	(94,993)	171,046	216,235
Pimco VIT Total Return (Pinnacle Plus ™)	39,296	12,730	26,566	42,083	1,356	17,643	(9,824)	(27,467)	15,972	42,538
Investor Class:
Rydex SGI VT Multi-Hedge Strategies (AdvantEdge ™)	—	262	(262)	(151)	—	(2,405)	(1,022)	1,383	1,232	970
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice ™)	—	518	(518)	(1,277)	—	(1,218)	3,253	4,471	3,194	2,676
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II ™)	—	873	(873)	(1,066)	—	(1,309)	4,294	5,603	4,537	3,664

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2010

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Investor Class (continued):
Rydex SGI VT Multi-Hedge Strategies (Grandmaster ™)	$—	$303	$(303)	$11	$—	$77	$1,381	$1,304	$1,315	$1,012
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3 ™)	—	235	(235)	4	—	108	1,090	982	986	751
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity ™)	—	614	(614)	(351)	—	91	1,663	1,572	1,221	607
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus ™)	—	321	(321)	8	—	81	1,414	1,333	1,341	1,020
Rydex SGI VT Alternative Strategies Allocation (GrandMaster flex3 ™)	24	158	(134)	5	—	339	243	(96)	(91)	(225)
Rydex SGI VT Alternative Strategies Allocation (AdvantEdge ™)	313	2,308	(1,995)	(880)	—	1,646	391	(1,255)	(2,135)	(4,130)
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice ™)	15	59	(44)	(11)	—	—	72	72	61	17
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II ™)	240	1,129	(889)	112	—	2,393	1,628	(765)	(653)	(1,542)
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)	47	270	(223)	4	—	250	71	(179)	(175)	(398)
Rydex SGI VT Alternative Strategies Allocation (IQ Annuity ™)	13	51	(38)	(7)	—	11	138	127	120	82
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus ™)	1	1	—	—	—	—	4	4	4	4
Rydex SGI VT U.S. Long Short Momentum (AdvantEdge ™)	—	384	(384)	906	—	3,297	5,102	1,805	2,711	2,327
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice ™)	—	362	(362)	(440)	—	(477)	3,461	3,938	3,498	3,136
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice II ™)	—	319	(319)	(34)	—	3,754	6,927	3,173	3,139	2,820
Rydex SGI VT U.S. Long Short Momentum (IQ Annuity ™)	—	636	(636)	(1,626)	—	1,731	7,652	5,921	4,295	3,659
Rydex SGI VT U.S. Long Short Momentum (Grandmaster ™)	—	14	(14)	1,245	—	1,090	39	(1,051)	194	180
Rydex SGI VT U.S. Long Short Momentum (GrandMaster flex3 ™)	—	178	(178)	(54)	—	(2,607)	(1,306)	1,301	1,247	1,069
Rydex SGI VT U.S. Long Short Momentum (Pinnacle Plus ™)	—	208	(208)	60	—	3,395	4,685	1,290	1,350	1,142
Rydex SGI VT Managed Futures Strategies (AdvantEdge ™)	—	2,269	(2,269)	(6,534)	—	(1,231)	2,059	3,290	(3,244)	(5,513)
Rydex SGI VT Managed Futures Strategies (AnnuiChoice ™)	—	176	(176)	(885)	—	(1)	79	80	(805)	(981)
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II ™)	—	606	(606)	(239)	—	288	(1,117)	(1,405)	(1,644)	(2,250)
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3 ™)	—	62	(62)	(454)	—	180	67	(113)	(567)	(629)
Rydex SGI VT Managed Futures Strategies (IQ Annuity ™)	—	4,692	(4,692)	(22,793)	—	351	445	94	(22,699)	(27,391)
Rydex SGI VT Managed Futures Strategies (Pinnacle Plus ™)	—	51	(51)	(403)	—	138	21	(117)	(520)	(571)

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)	$258	$501	$5,564	$6,323	$36,925	$(759)	$528	$(521)	$36,173	$42,496	$34,691	$77,187	3,964	(141)	70	3,893
Touchstone Aggressive ETF (AnnuiChoice ™)	9,413	32,974	42,227	84,614	5,784	(42,631)	255,961	(377)	218,737	303,351	730,728	1,034,079	536	(3,931)	21,647	18,252
Touchstone Aggressive ETF (AnnuiChoice II ™)	3,859	17,619	66,676	88,154	1,610	(37,516)	190,549	(6,183)	148,460	236,614	616,489	853,103	123	(3,426)	14,849	11,546
Touchstone Aggressive ETF (GrandMaster flex3 ™)	17,622	(129,107)	342,144	230,659	—	(159,944)	794,552	(882)	633,726	864,385	2,140,862	3,005,247	—	(14,848)	69,203	54,355
Touchstone Aggressive ETF (Grandmaster ™)	(844)	10,601	2,670	12,427	—	(3,610)	(121,390)	(5)	(125,005)	(112,578)	180,079	67,501	—	(341)	(11,233)	(11,574)
Touchstone Aggressive ETF (IQ Annuity ™)	6,938	(59,648)	403,888	351,178	—	(151,325)	105,813	(361)	(45,873)	305,305	3,089,195	3,394,500	—	(13,741)	9,258	(4,483)
Touchstone Aggressive ETF (IQ Advisor Standard™)	127	839	221	1,187	—	—	298	—	298	1,485	11,868	13,353	—	—	—	—
Touchstone Aggressive ETF (Pinnacle Plus ™)	(172)	4,425	26,218	30,471	—	(18,236)	1,626	(627)	(17,237)	13,234	288,226	301,460	—	(2,008)	299	(1,709)
Touchstone Baron Small Cap Growth (AdvantEdge ™)	(4,236)	4,489	65,900	66,153	138,569	(853)	37,866	(482)	175,100	241,253	186,770	428,023	13,946	(124)	3,820	17,642
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	(2,123)	18,144	20,785	36,806	39,180	(10,717)	(61,373)	(128)	(33,038)	3,768	201,849	205,617	3,579	(1,029)	(6,125)	(3,575)
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	(9,585)	(148,493)	362,758	204,680	614	(174,387)	(4,519)	(1,532)	(179,824)	24,856	1,009,789	1,034,645	37	(10,567)	(452)	(10,982)
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	(11,994)	(192,037)	360,707	156,676	45,024	(343,150)	(41,919)	(609)	(340,654)	(183,978)	816,516	632,538	2,881	(21,956)	(2,361)	(21,436)
Touchstone Baron Small Cap Growth (Grandmaster ™)	(11,436)	7,091	184,664	180,319	5,896	(83,661)	34,465	(306)	(43,606)	136,713	836,410	973,123	451	(6,246)	2,113	(3,682)
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	(44)	(6)	1,284	1,234	—	—	(1)	—	(1)	1,233	5,154	6,387	—	—	—	—
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	(1,377)	(30,017)	83,128	51,734	—	(16,946)	(16,308)	—	(33,254)	18,480	267,125	285,605	—	(1,105)	(1,575)	(2,680)
Touchstone Baron Small Cap Growth (IQ Annuity ™)	(35,877)	(341,108)	921,129	544,144	15,055	(236,870)	186,121	(1,120)	(36,814)	507,330	2,528,006	3,035,336	956	(15,013)	9,949	(4,108)
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	(7,712)	(55,617)	158,592	95,263	1,234	(32,792)	93,126	(1,295)	60,273	155,536	387,173	542,709	82	(3,911)	7,540	3,711
Touchstone Conservative ETF (AdavatEdge ™)	2,426	4,550	14,810	21,786	153,452	(5,914)	(35,789)	(2,517)	109,232	131,018	193,796	324,814	15,187	(815)	(3,448)	10,924
Touchstone Conservative ETF (AnnuiChoice ™)	10,085	1,748	45,403	57,236	—	(30,743)	39,645	(115)	8,787	66,023	747,694	813,717	—	(2,559)	3,226	667
Touchstone Conservative ETF (AnnuiChoice II ™)	15,636	18,690	42,841	77,167	473,600	(16,966)	(18,788)	(6,390)	431,456	508,623	697,565	1,206,188	41,455	(2,010)	(1,901)	37,544
Touchstone Conservative ETF (GrandMaster flex3 ™)	4,820	(517)	40,595	44,898	—	(33,255)	364,326	(504)	330,567	375,465	344,204	719,669	—	(2,898)	32,065	29,167
Touchstone Conservative ETF (Grandmaster ™)	5,644	1,003	41,765	48,412	—	(43,882)	24,526	(27)	(19,383)	29,029	654,476	683,505	—	(3,656)	2,096	(1,560)
Touchstone Conservative ETF (IQ Advisor Standard ™)	2,228	562	7,775	10,565	—	—	(3,421)	—	(3,421)	7,144	131,981	139,125	—	—	(275)	(275)
Touchstone Conservative ETF (IQ Annuity ™)	6,682	(12,975)	89,780	83,487	17,733	(354,695)	96,947	(1,219)	(241,234)	(157,747)	1,298,695	1,140,948	1,526	(30,548)	8,238	(20,784)
Touchstone Conservative ETF (Pinnacle Plus ™)	(469)	1,116	9,292	9,939	—	(84,269)	12,210	(82)	(72,141)	(62,202)	155,752	93,550	—	(14,242)	8,122	(6,120)
Touchstone Core Bond (AdvantEdge ™)	1,638	4,629	(1,211)	5,056	30,968	(368)	(13,058)	(551)	16,991	22,047	59,079	81,126	2,803	(81)	(1,099)	1,623
Touchstone Core Bond (AnnuiChoice ™)	14,610	18,874	15,638	49,122	239	(335,873)	(124,425)	(734)	(460,793)	(411,671)	987,842	576,171	17	(23,870)	(8,715)	(32,568)
Touchstone Core Bond (AnnuiChoice II ™)	7,680	1,082	3,844	12,606	60,762	(4,375)	65,327	(1,290)	120,424	133,030	139,844	272,874	5,036	(473)	5,591	10,154
Touchstone Core Bond (GrandMaster flex3 ™)	5,879	12,924	9,307	28,110	13,605	(159,403)	(18,825)	(723)	(165,346)	(137,236)	491,160	353,924	1,025	(12,209)	(1,410)	(12,594)
Touchstone Core Bond (Grandmaster ™)	8,009	8,924	11,421	28,354	—	(225,195)	34,643	(159)	(190,711)	(162,357)	537,258	374,901	—	(18,199)	2,748	(15,451)
Touchstone Core Bond (IQ Annuity ™)	12,722	5,578	13,507	31,807	—	(46,595)	16,446	(511)	(30,660)	1,147	546,219	547,366	—	(3,508)	1,210	(2,298)
Touchstone Core Bond (Pinnacle Plus ™)	8,669	7,123	4,481	20,273	390	(14,674)	56,768	(673)	41,811	62,084	333,291	395,375	72	(1,479)	4,912	3,505
Touchstone Core Bond (IQ Advisor Standard ™)	5,177	139	6,285	11,601	—	(86,911)	(1,129)	—	(88,040)	(76,439)	239,960	163,521	—	(7,035)	(89)	(7,124)
Touchstone Enhanced ETF (AdvantEdge ™)	1,570	(3,000)	35,609	34,179	23,789	—	(17,663)	(328)	5,798	39,977	346,857	386,834	2,757	(36)	(2,077)	644
Touchstone Enhanced ETF (AnnuiChoice ™)	6,250	(19,775)	76,744	63,219	600	(3,558)	(23,293)	(290)	(26,541)	36,678	629,805	666,483	55	(369)	(2,130)	(2,444)
Touchstone Enhanced ETF (AnnuiChoice II ™)	926	656	8,982	10,564	—	(1,310)	1,925	(230)	385	10,949	102,450	113,399	—	(120)	155	35
Touchstone Enhanced ETF (GrandMaster flex3 ™)	3,860	96,413	24,650	124,923	180	(146,474)	(197,765)	(997)	(345,056)	(220,133)	1,534,566	1,314,433	16	(13,627)	(18,955)	(32,566)
Touchstone Enhanced ETF (Grandmaster ™)	280	23,822	(3,917)	20,185	—	(109,159)	7,178	(50)	(102,031)	(81,846)	289,321	207,475	—	(10,278)	652	(9,626)
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	472	(121)	3,602	3,953	—	—	—	—	—	3,953	37,262	41,215	—	—	—	—
Touchstone Enhanced ETF (IQ Advisor Standard ™)	2,389	(652)	15,804	17,541	—	—	—	—	—	17,541	161,933	179,474	—	—	—	—
Touchstone Enhanced ETF (IQ Annuity ™)	18,759	(220,562)	565,245	363,442	219,142	(299,210)	(59,316)	(885)	(140,269)	223,173	3,691,348	3,914,521	21,418	(29,239)	(4,573)	(12,394)
Touchstone Enhanced ETF (Pinnacle Plus ™)	1,073	321	28,880	30,274	—	(13,418)	3,773	(459)	(10,104)	20,170	315,649	335,819	—	(1,542)	633	(909)
Touchstone GMAB Aggressive ETF (AnnuiChoice II ™)	(193)	1,071	17,721	18,599	—	(2,678)	1	(164)	(2,841)	15,758	169,656	185,414	—	(233)	1	(232)
Touchstone GMAB Conservative ETF (AnnuiChoice II ™)	1,158	3,276	13,390	17,824	—	(25,000)	—	(421)	(25,421)	(7,597)	272,568	264,971	—	(2,198)	—	(2,198)
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	198	362	2,621	3,181	—	(1,273)	(1)	(16)	(1,290)	1,891	33,901	35,792	—	(101)	1	(100)
Touchstone GMAB Moderate ETF (AnnuiChoice II ™)	110	74	1,883	2,067	—	—	—	(30)	(30)	2,037	22,217	24,254	—	(2)	—	(2)
Touchstone High Yield (AnnuiChoice ™)	28,594	(8,650)	21,550	41,494	602	(39,771)	(88,938)	(520)	(128,627)	(87,133)	462,447	375,314	35	(2,398)	(5,330)	(7,693)
Touchstone High Yield (AnnuiChoice II ™)	12,174	1,610	694	14,478	15,483	(3,655)	18,016	(108)	29,736	44,214	114,282	158,496	1,233	(320)	1,536	2,449
Touchstone High Yield (GrandMaster flex3 ™)	45,607	109,828	(86,283)	69,152	108	(135,619)	73,527	(659)	(62,643)	6,509	640,499	647,008	7	(8,376)	4,583	(3,786)
Touchstone High Yield (Grandmaster ™)	14,036	66,890	(56,420)	24,506	—	(13,943)	(2,541)	(76)	(16,560)	7,946	189,051	196,997	—	(1,045)	107	(938)
Touchstone High Yield (IQ Annuity ™)	27,785	286,901	(226,052)	88,634	745	(224,765)	(827,126)	(1,304)	(1,052,450)	(963,816)	1,484,447	520,631	47	(14,067)	(51,109)	(65,129)
Touchstone High Yield (IQ Advisor Standard™)	5,518	16,584	(10,645)	11,457	—	(5,233)	(129,288)	—	(134,521)	(123,064)	195,915	72,851	—	(386)	(9,628)	(10,014)
Touchstone High Yield (Pinnacle Plus ™)	25,398	(14,556)	27,972	38,814	—	(51,170)	(137,324)	(414)	(188,908)	(150,094)	523,610	373,516	—	(7,066)	(7,080)	(14,146)
Touchstone High Yield (AdvantEdge ™)	86,986	46,718	(83,534)	50,170	350,622	(62,895)	618,383	(188)	905,922	956,092	177,055	1,133,147	29,506	(5,484)	52,356	76,378

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Large Cap Core Equity (AdvantEdge ™)	$2,660	$904	$20,104	$23,668	$216,174	$(1,516)	$(1,574)	$(427)	$212,657	$236,325	$11,496	$247,821	25,460	(211)	(168)	25,081
Touchstone Large Cap Core Equity (AnnuiChoice ™)	8,112	(65,373)	169,625	112,364	119	(130,547)	(99,882)	(1,801)	(232,111)	(119,747)	1,221,923	1,102,176	12	(13,438)	(10,417)	(23,843)
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	1,478	(17,827)	35,543	19,194	29,520	(9,178)	(29,540)	(420)	(9,618)	9,576	222,153	231,729	3,222	(1,022)	(3,674)	(1,474)
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	781	(37,702)	85,922	49,001	26,073	(92,417)	(24,548)	(1,207)	(92,099)	(43,098)	520,990	477,892	2,427	(9,362)	(1,927)	(8,862)
Touchstone Large Cap Core Equity (Grandmaster ™)	5,213	32,735	87,583	125,531	10,891	(178,620)	(29,664)	(540)	(197,933)	(72,402)	1,342,860	1,270,458	1,059	(17,037)	(2,997)	(18,975)
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	241	(266)	2,154	2,129	—	(937)	(1)	—	(938)	1,191	19,271	20,462	—	(89)	1	(88)
Touchstone Large Cap Core Equity (IQ Annuity ™)	351	(60,644)	116,318	56,025	2,400	(203,634)	(17,342)	(699)	(219,275)	(163,250)	724,235	560,985	260	(21,897)	(1,271)	(22,908)
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	2,035	(26,843)	88,136	63,328	4,392	(51,293)	159,538	(677)	111,960	175,288	505,850	681,138	467	(6,860)	16,531	10,138
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E ™) (November 10)*	39	(1)	20	58	—	(669)	3,111	(5)	2,437	2,495	—	2,495	—	(66)	304	238
Touchstone Mid Cap Growth (AdvantEdge ™)	(150)	665	7,082	7,597	15,453	—	129,053	(17)	144,489	152,086	20,758	172,844	1,819	(2)	12,233	14,050
Touchstone Mid Cap Growth (AnnuiChoice ™)	(15,707)	(407,732)	784,974	361,535	5,999	(325,986)	(51,353)	(3,644)	(374,984)	(13,449)	2,053,850	2,040,401	383	(20,955)	(3,723)	(24,295)
Touchstone Mid Cap Growth (AnnuiChoice II ™)	(10,471)	(97,637)	326,039	217,931	85,738	(50,660)	(51,236)	(689)	(16,847)	201,084	1,060,909	1,261,993	8,546	(4,905)	(4,763)	(1,122)
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	(2,995)	(95,763)	132,215	33,457	4,744	(213,087)	(17,810)	(376)	(226,529)	(193,072)	379,691	186,619	301	(14,250)	(1,471)	(15,420)
Touchstone Mid Cap Growth (Grandmaster ™)	(1,660)	(33,693)	60,448	25,095	1,500	(8,971)	(71,318)	(56)	(78,845)	(53,750)	132,537	78,787	107	(696)	(4,597)	(5,186)
Touchstone Mid Cap Growth (IQ Annuity ™)	(8,369)	(100,881)	233,058	123,808	2,230	(99,676)	(11,181)	(845)	(109,472)	14,336	700,341	714,677	146	(6,361)	(822)	(7,037)
Touchstone Mid Cap Growth (Pinnacle Plus ™)	(6,511)	(14,755)	65,335	44,069	6,876	(34,775)	(28,581)	(1,206)	(57,686)	(13,617)	427,222	413,605	490	(3,863)	(2,035)	(5,408)
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E ™) (November 10)*	1	21	147	169	—	(764)	3,452	(6)	2,682	2,851	—	2,851	—	(73)	336	263
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	(14)	7	772	765	—	—	1	—	1	766	3,664	4,430	—	—	—	—
Touchstone Moderate ETF (AdvantEdge ™)	5,431	(259)	43,042	48,214	199,036	(795)	(1,572)	(2,575)	194,094	242,308	362,968	605,276	20,568	(341)	(160)	20,067
Touchstone Moderate ETF (AnnuiChoice ™)	42,422	(2,243)	306,370	346,549	1,226	(310,240)	237,661	(2,399)	(73,752)	272,797	3,463,546	3,736,343	105	(27,242)	20,701	(6,436)
Touchstone Moderate ETF (AnnuiChoice II ™)	23,170	20,406	148,754	192,330	356,991	(79,831)	7,713	(14,038)	270,835	463,165	1,681,913	2,145,078	37,667	(9,786)	813	28,694
Touchstone Moderate ETF (GrandMaster flex3 ™)	8,431	(160,942)	398,100	245,589	6	(429,546)	(1,083,585)	(1,494)	(1,514,619)	(1,269,030)	3,935,663	2,666,633	1	(39,074)	(100,379)	(139,452)
Touchstone Moderate ETF (Grandmaster ™)	1,800	(2,437)	23,597	22,960	—	(32,735)	25,980	(87)	(6,842)	16,118	229,795	245,913	—	(2,877)	2,349	(528)
Touchstone Moderate ETF (IQ Annuity ™)	15,582	(32,197)	228,849	212,234	46,983	(265,174)	13,710	(1,967)	(206,448)	5,786	2,339,959	2,345,745	4,216	(23,940)	1,193	(18,531)
Touchstone Moderate ETF (Pinnacle Plus ™)	3,008	16,422	51,863	71,293	4,000	(100,245)	(7,899)	(1,088)	(105,232)	(33,939)	798,781	764,842	371	(14,966)	5,279	(9,316)
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	601	15	3,528	4,144	—	—	—	—	—	4,144	39,980	44,124	—	—	—	—
Touchstone Moderate ETF (IQ Advisor Standard ™)	1,765	2,848	7,898	12,511	—	(15,218)	(3,455)	—	(18,673)	(6,162)	126,027	119,865	—	(1,203)	(291)	(1,494)
Touchstone Money Market (AdvantEdge ™)	(30,988)	—	—	(30,988)	647,719	(332,194)	(231,302)	(323)	83,900	52,912	1,355,558	1,408,470	64,841	(33,613)	(23,942)	7,286
Touchstone Money Market (AnnuiChoice ™)	(17,596)	—	—	(17,596)	23,222	(951,970)	(260,218)	(2,971)	(1,191,937)	(1,209,533)	2,938,282	1,728,749	2,039	(83,822)	(22,445)	(104,228)
Touchstone Money Market (AnnuiChoice II ™)	(21,331)	—	—	(21,331)	302,849	(600,201)	(317,859)	(1,052)	(616,263)	(637,594)	2,590,981	1,953,387	30,598	(60,629)	(32,082)	(62,113)
Touchstone Money Market (Grandmaster ™)	(59,453)	—	—	(59,453)	17,003	(1,593,891)	(110,885)	(2,181)	(1,689,954)	(1,749,407)	5,700,041	3,950,634	1,548	(145,494)	(10,623)	(154,569)
Touchstone Money Market (GrandMaster flex3™)	(28,873)	—	—	(28,873)	8,861	(713,831)	172,039	(2,231)	(535,162)	(564,035)	1,968,930	1,404,895	824	(67,548)	16,508	(50,216)
Touchstone Money Market (IQ Advisor Standard ™)	(1,428)	—	—	(1,428)	—	(330,256)	87,759	—	(242,497)	(243,925)	500,829	256,904	—	(33,058)	8,764	(24,294)
Touchstone Money Market (IQ Annuity ™)	(5,439)	—	—	(5,439)	—	(239,501)	29,566	(225)	(210,160)	(215,599)	302,358	86,759	—	(21,891)	2,397	(19,494)
Touchstone Money Market (IQ3 ™)	(57,437)	—	—	(57,437)	39,967	(1,312,184)	360,811	(5,098)	(916,504)	(973,941)	4,528,261	3,554,320	3,654	(121,703)	33,674	(84,375)
Touchstone Money Market (Pinnacle Plus ™)	(29,562)	—	—	(29,562)	68,083	(339,622)	(746,395)	(935)	(1,018,869)	(1,048,431)	2,758,947	1,710,516	6,910	(38,873)	(71,102)	(103,065)
Touchstone Third Avenue Value (AdvantEdge ™)	30,878	(3,100)	74,678	102,456	95,484	(800)	(25,292)	(42)	69,350	171,806	512,531	684,337	11,276	(92)	(3,190)	7,994
Touchstone Third Avenue Value (AnnuiChoice ™)	147,335	(871,188)	1,225,902	502,049	6,671	(697,929)	(12,268)	(5,033)	(708,559)	(206,510)	3,245,410	3,038,900	427	(43,471)	(945)	(43,989)
Touchstone Third Avenue Value (AnnuiChoice II ™)	48,127	(124,538)	234,626	158,215	10,119	(108,206)	54,467	(1,336)	(44,956)	113,259	894,754	1,008,013	1,132	(12,973)	6,312	(5,529)
Touchstone Third Avenue Value (GrandMaster flex3 ™)	33,861	(17,244)	189,279	205,896	13,330	(951,980)	(125,541)	(1,308)	(1,065,499)	(859,603)	1,832,049	972,446	964	(72,487)	(6,073)	(77,596)
Touchstone Third Avenue Value (Grandmaster ™)	51,327	(277,152)	407,434	181,609	—	(202,137)	(56,658)	(341)	(259,136)	(77,527)	1,214,180	1,136,653	—	(16,087)	(4,755)	(20,842)
Touchstone Third Avenue Value (IQ Annuity ™)	128,017	(651,019)	980,123	457,121	139,061	(635,368)	45,965	(2,645)	(452,987)	4,134	2,871,615	2,875,749	9,872	(46,012)	4,041	(32,099)
Touchstone Third Avenue Value (Pinnacle Plus ™)	48,758	(220,498)	341,694	169,954	69,115	(115,155)	(46,437)	(1,732)	(94,209)	75,745	1,073,680	1,149,425	7,369	(10,305)	(3,946)	(6,882)
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	272	(35)	619	856	—	—	—	—	—	856	4,449	5,305	—	—	—	—
Touchstone Third Avenue Value (IQ Advisor Standard ™)	37,147	(41,465)	119,605	115,287	—	(27,423)	3,565	—	(23,858)	91,429	611,340	702,769	—	(1,999)	144	(1,855)
Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice ™)	367	6,852	28,832	36,051	—	(15,075)	(9,535)	(474)	(25,084)	10,967	183,206	194,173	—	(1,160)	(687)	(1,847)
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)	(799)	81,426	(15,591)	65,036	—	(168,167)	(77,812)	(274)	(246,253)	(181,217)	381,539	200,322	—	(11,357)	(5,161)	(16,518)
JP Morgan IT Mid Cap Value (Grandmaster ™)	(120)	319	12,575	12,774	—	(210)	—	(15)	(225)	12,549	58,679	71,228	—	(15)	—	(15)
JP Morgan IT Mid Cap Value (IQ3 ™)	(297)	23,772	(4,474)	19,001	—	(74,398)	(21)	(117)	(74,536)	(55,535)	118,205	62,670	—	(5,079)	(1)	(5,080)
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)	273	29,209	(12,626)	16,856	—	(8,961)	(108,246)	(141)	(117,348)	(100,492)	182,252	81,760	—	(706)	(8,059)	(8,765)
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	38,762	(425,541)	1,629,059	1,242,280	51,286	(1,355,037)	(123,572)	(6,068)	(1,433,391)	(191,111)	10,340,924	10,149,813	1,180	(31,680)	(2,845)	(33,345)
Fidelity VIP Growth (Grandmaster ™)	(51,220)	248,798	1,197,712	1,395,290	—	(818,454)	(62,054)	(5,181)	(885,689)	509,601	6,863,886	7,373,487	—	(17,048)	(1,258)	(18,306)
Fidelity VIP High Income (Grandmaster ™)	215,994	239,129	(132,468)	322,655	2,855	(355,875)	300,120	(1,196)	(54,096)	268,559	3,144,124	3,412,683	142	(17,962)	12,301	(5,519)

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Initial Class (continued):
Fidelity VIP II Asset Manager (Grandmaster ™)	$59,808	$(40,130)	$849,137	$868,815	$39,101	$(782,138)	$381	$(4,499)	$(747,155)	$121,660	$7,408,817	$7,530,477	1,062	(22,029)	8	(20,959)
Fidelity VIP II Contrafund (Grandmaster ™)	(9,642)	(1,005,960)	2,765,915	1,750,313	24,372	(1,352,785)	327,781	(7,457)	(1,008,089)	742,224	12,147,617	12,889,841	667	(37,372)	8,778	(27,927)
Fidelity VIP II Index 500 (Grandmaster ™)	29,505	288,403	266,801	584,709	31,464	(653,551)	(98,127)	(3,287)	(723,501)	(138,792)	4,899,923	4,761,131	1,168	(24,149)	(3,520)	(26,501)
Fidelity VIP II Index 500 (IQ Annuity ™)	1,904	24,912	16,435	43,251	—	(72,222)	(329)	(381)	(72,932)	(29,681)	342,919	313,238	—	(7,542)	(38)	(7,580)
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	14,793	3,973	10,672	29,438	45	(45,754)	(26,589)	(1,049)	(73,347)	(43,909)	458,032	414,123	4	(3,978)	(2,290)	(6,264)
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	1,383	3,342	1,148	5,873	—	—	(47,053)	(11)	(47,064)	(41,191)	89,130	47,939	—	(1)	(3,964)	(3,965)
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	110,095	29,141	73,756	212,992	—	(260,700)	(137,031)	(1,290)	(399,021)	(186,029)	3,424,242	3,238,213	—	(7,489)	(3,926)	(11,415)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	10,137	12,962	9,550	32,649	172	(171,965)	(16,623)	(828)	(189,244)	(156,595)	538,111	381,516	15	(14,818)	(1,419)	(16,222)
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	34,791	3,019	28,403	66,213	—	(57,280)	(3)	(594)	(57,877)	8,336	1,082,552	1,090,888	—	(3,545)	—	(3,545)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	2,613	997	2,192	5,802	—	(20,962)	(4,110)	(166)	(25,238)	(19,436)	109,349	89,913	—	(2,024)	(211)	(2,235)
Fidelity VIP III Balanced (Grandmaster ™)	22,990	(9,671)	203,686	217,005	—	(189,911)	1,538,654	(988)	1,347,755	1,564,760	721,203	2,285,963	—	(12,347)	95,649	83,302
Fidelity VIP Overseas (AnnuiChoice ™)	796	(17,365)	32,864	16,295	—	(16,835)	(9,463)	(746)	(27,044)	(10,749)	165,049	154,300	—	(2,423)	(1,262)	(3,685)
Fidelity VIP Overseas (AnnuiChoice II ™)	241	(5,702)	12,052	6,591	—	(4,437)	(3,543)	(146)	(8,126)	(1,535)	66,565	65,030	—	(612)	(529)	(1,141)
Fidelity VIP Overseas (Grandmaster ™)	5,885	(34,660)	354,341	325,566	—	(393,173)	(62,247)	(2,114)	(457,534)	(131,968)	3,187,813	3,055,845	—	(14,948)	(2,171)	(17,119)
Fidelity VIP Overseas (Grandmaster flex3 ™)	4	1,243	1,935	3,182	—	(4,857)	(2)	(37)	(4,896)	(1,714)	31,905	30,191	—	(658)	—	(658)
Fidelity VIP Overseas (IQ Annuity ™)	(33)	(10,002)	12,586	2,551	—	(17,126)	3	(51)	(17,174)	(14,623)	43,424	28,801	—	(2,408)	2	(2,406)
Fidelity VIP Overseas (Pinnacle Plus ™)	(187)	(7,812)	17,933	9,934	—	(15,860)	274	(243)	(15,829)	(5,895)	105,818	99,923	—	(2,805)	605	(2,200)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	843	(19,258)	64,023	45,608	672	(26,747)	(6,422)	(230)	(32,727)	12,881	365,689	378,570	65	(2,624)	(633)	(3,192)
Fidelity VIP Growth (IQ Annuity ™)	(3,135)	2,737	69,133	68,735	—	(22,853)	12	(338)	(23,179)	45,556	318,811	364,367	—	(2,787)	2	(2,785)
Fidelity VIP High Income (IQ Annuity ™)	49,648	31,277	(68,320)	12,605	—	(110,057)	(143,649)	(159)	(253,865)	(241,260)	1,020,940	779,680	—	(10,000)	(20,461)	(30,461)
Fidelity VIP II Asset Manager (IQ Annuity ™)	585	(2,653)	15,125	13,057	—	(17,909)	6,303	(71)	(11,677)	1,380	108,008	109,388	—	(1,553)	576	(977)
Fidelity VIP II Contrafund (IQ Annuity ™)	(2,402)	(43,131)	162,809	117,276	18,379	(63,904)	48,683	(562)	2,596	119,872	789,600	909,472	1,376	(4,827)	3,331	(120)
Fidelity VIP III Balanced (IQ Annuity ™)	773	1,441	13,591	15,805	—	(57,793)	75,309	(166)	17,350	33,155	100,797	133,952	—	(5,094)	6,422	1,328
Fidelity VIP III Mid Cap (Grandmaster ™)	(12,831)	(106,452)	506,837	387,554	—	(356,648)	(69,703)	(777)	(427,128)	(39,574)	1,739,900	1,700,326	—	(11,352)	(2,031)	(13,383)
Fidelity VIP III Mid Cap (IQ Annuity ™)	(8,537)	(28,045)	264,948	228,366	1,584	(73,761)	(57,079)	(382)	(129,638)	98,728	933,748	1,032,476	46	(2,161)	(1,727)	(3,842)
Fidelity VIP Overseas (IQ Annuity ™)	(74)	(9,497)	12,906	3,335	—	(1,029)	(14,140)	(18)	(15,187)	(11,852)	53,626	41,774	—	(94)	(1,326)	(1,420)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AdvantEdge ™)	311	4,380	5,214	9,905	3,289	(3,551)	(7,902)	(385)	(8,549)	1,356	89,616	90,972	338	(428)	(834)	(924)
Fidelity VIP Asset Manager (AnnuiChoice ™)	3,086	(8,101)	43,152	38,137	—	(22,023)	(3,841)	(391)	(26,255)	11,882	319,141	331,023	—	(1,901)	(339)	(2,240)
Fidelity VIP Asset Manager (AnnuiChoice II ™)	485	2,939	2,881	6,305	10,385	(9,905)	(10,028)	(95)	(9,643)	(3,338)	53,637	50,299	943	(841)	(946)	(844)
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	346	(2,472)	21,482	19,356	180	(28,759)	(22,594)	(158)	(51,331)	(31,975)	200,675	168,700	14	(2,551)	(1,945)	(4,482)
Fidelity VIP Asset Manager (IQ3 ™)	1,357	(6,632)	36,807	31,532	—	(12,830)	(22,427)	(444)	(35,701)	(4,169)	286,462	282,293	—	(1,120)	(1,969)	(3,089)
Fidelity VIP Asset Manager (Pinnacle Plus ™)	213	(2,943)	13,080	10,350	—	(23,163)	(1,042)	(271)	(24,476)	(14,126)	109,983	95,857	—	(2,058)	(38)	(2,096)
Fidelity VIP Balanced (AdvantEdge ™)	1,263	12,661	7,216	21,140	36,500	(3,695)	47,239	(599)	79,445	100,585	86,170	186,755	3,813	(459)	4,684	8,038
Fidelity VIP Balanced (AnnuiChoice ™)	10,000	(31,723)	130,501	108,778	840	(122,372)	359,042	(1,161)	236,349	345,127	600,032	945,159	69	(9,968)	28,127	18,228
Fidelity VIP Balanced (AnnuiChoice II ™)	3,601	1,666	35,790	41,057	59,305	(45,798)	156,074	(731)	168,850	209,907	151,792	361,699	5,277	(4,142)	14,574	15,709
Fidelity VIP Balanced (GrandMaster flex3 ™)	2,794	(4,538)	61,468	59,724	870	(54,005)	179,810	(547)	126,128	185,852	317,875	503,727	67	(4,169)	13,465	9,363
Fidelity VIP Balanced (Grandmaster ™)	7,113	(12,895)	160,366	154,584	972	(10,765)	10,619	(113)	713	155,297	945,969	1,101,266	81	(895)	990	176
Fidelity VIP Balanced (IQ3 ™)	6,760	(8,850)	110,874	108,784	4,202	(67,414)	387,997	(909)	323,876	432,660	541,076	973,736	363	(5,828)	31,814	26,349
Fidelity VIP Balanced (Pinnacle Plus ™)	(168)	5,144	9,146	14,122	—	(54,696)	(40,741)	(261)	(95,698)	(81,576)	259,382	177,806	—	(7,963)	(1,213)	(9,176)
Fidelity VIP Balanced (IQ Advisor Standard ™)	2,330	(364)	23,296	25,262	—	(2,651)	1	—	(2,650)	22,612	149,970	172,582	—	(216)	(1)	(217)
Fidelity VIP Contrafund (AdvantEdge ™)	(730)	21,677	188,621	209,568	1,101,962	(11,198)	138,982	(4,940)	1,224,806	1,434,374	340,068	1,774,442	129,095	(1,852)	16,792	144,035
Fidelity VIP Contrafund (AnnuiChoice ™)	1,132	(362,408)	868,264	506,988	10,084	(579,096)	147,089	(6,360)	(428,283)	78,705	3,764,717	3,843,422	756	(43,454)	8,839	(33,859)
Fidelity VIP Contrafund (AnnuiChoice II ™)	(863)	(14,690)	288,849	273,296	355,073	(101,287)	72,589	(4,645)	321,730	595,026	1,455,760	2,050,786	37,978	(10,925)	6,726	33,779
Fidelity VIP Contrafund (GrandMaster flex3 ™)	(14,161)	251,566	57,626	295,031	30,566	(751,173)	118,355	(1,984)	(604,236)	(309,205)	2,482,093	2,172,888	2,131	(54,748)	8,532	(44,085)
Fidelity VIP Contrafund (IQ3 ™)	(14,259)	(523,288)	1,150,764	613,217	100,486	(528,855)	872,248	(3,878)	440,001	1,053,218	4,104,563	5,157,781	7,374	(38,626)	58,845	27,593
Fidelity VIP Contrafund (Pinnacle Plus ™)	(7,776)	(52,228)	235,802	175,798	70,195	(141,811)	122,136	(1,699)	48,821	224,619	1,401,245	1,625,864	7,749	(14,408)	7,584	925
Fidelity VIP Contrafund (IQ Advisor Standard ™)	1,640	(24,375)	44,870	22,135	—	(10,531)	204,904	—	194,373	216,508	65,936	282,444	—	(758)	14,328	13,570
Fidelity VIP Disciplined Small Cap (AdvantEdge™)	(30)	9	439	418	—	—	—	(9)	(9)	409	1,818	2,227	—	(1)	—	(1)
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	(1,202)	(13,740)	42,242	27,300	72	(33,005)	(10,932)	(255)	(44,120)	(16,820)	141,860	125,040	9	(4,200)	(1,546)	(5,737)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	(313)	1,257	5,675	6,619	10,000	(4,361)	(503)	(124)	5,012	11,631	17,760	29,391	1,412	(516)	(49)	847
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	(754)	(3,271)	16,944	12,919	—	(565)	(27,208)	(33)	(27,806)	(14,887)	56,821	41,934	—	(79)	(3,157)	(3,236)
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	(800)	(2,306)	14,556	11,450	—	(5,125)	68	(72)	(5,129)	6,321	54,888	61,209	—	(749)	11	(738)
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	(1,198)	(2,102)	22,004	18,704	80	(4,285)	(1,576)	(54)	(5,835)	12,869	84,676	97,545	10	(600)	(197)	(787)

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	$(190)	$(890)	$3,039	$1,959	$—	$(5,862)	$2,007	$(8)	$(3,863)	$(1,904)	$13,256	$11,352	—	(827)	251	(576)
Fidelity VIP Equity-Income (AdvantEdge ™)	333	1,293	5,123	6,749	34,789	(382)	(663)	(412)	33,332	40,081	24,694	64,775	4,344	(100)	(49)	4,195
Fidelity VIP Equity-Income (AnnuiChoice ™)	6,326	(192,788)	351,771	165,309	2,270	(316,743)	(41,105)	(2,027)	(357,605)	(192,296)	1,437,223	1,244,927	224	(30,885)	(4,013)	(34,674)
Fidelity VIP Equit-Income (AnnuiChoice II ™)	1,842	(20,364)	79,351	60,829	84,314	(72,362)	4,530	(363)	16,119	76,948	387,535	464,483	10,620	(8,530)	585	2,675
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	(71)	(49,241)	85,632	36,320	5	(62,342)	(15,175)	(531)	(78,043)	(41,723)	336,053	294,330	1	(6,143)	(1,475)	(7,617)
Fidelity VIP Equity-Income (IQ3 ™)	(65)	(179,874)	266,081	86,142	5,097	(156,424)	(94,858)	(639)	(246,824)	(160,682)	925,998	765,316	519	(16,284)	(10,505)	(26,270)
Fidelity VIP Equity-Income (Pinnacle Plus ™)	(432)	(26,853)	55,118	27,833	606	(16,159)	(32,790)	(253)	(48,596)	(20,763)	248,248	227,485	84	(1,749)	(2,649)	(4,314)
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	203	(266)	2,759	2,696	—	(908)	—	—	(908)	1,788	19,666	21,454	—	(88)	—	(88)
Fidelity Freedom 2010 (Adnavtedge ™)	3,150	1,302	14,819	19,271	10,484	(2,284)	5,828	(1,465)	12,563	31,834	160,555	192,389	1,110	(371)	664	1,403
Fidelity Freedom 2010 (AnnuiChoice ™)	101	6	384	491	—	(157)	—	(3)	(160)	331	4,318	4,649	—	(16)	—	(16)
Fidelity Freedom 2010 (AnnuiChoice II ™)	4,937	(6,026)	26,823	25,734	100,000	(40,790)	(317)	(1,014)	57,879	83,613	151,538	235,151	10,898	(4,421)	(36)	6,441
Fidelity Freedom 2010 (GrandMaster ™)	(339)	41,731	(21,631)	19,761	2,660	—	(211,766)	—	(209,106)	(189,345)	241,603	52,258	276	—	(21,333)	(21,057)
Fidelity Freedom 2010 (IQ Annuity ™)	2,782	(29,009)	47,117	20,890	—	(197,743)	(11,532)	(128)	(209,403)	(188,513)	345,899	157,386	—	(20,942)	(1,200)	(22,142)
Fidelity Freedom 2010 (Pinnacle Plus ™)	120	53	569	742	—	—	—	—	—	742	6,956	7,698	—	—	—	—
Fidelity Freedom 2015 (AdvantEdge ™)	874	(3,609)	9,213	6,478	—	—	(17,893)	(241)	(18,134)	(11,656)	79,344	67,688	—	(25)	(1,956)	(1,981)
Fidelity Freedom 2015 (AnnuiChoice ™)	542	11	2,353	2,906	—	—	—	—	—	2,906	24,919	27,825	—	—	—	—
Fidelity Freedom 2015 (AnnuiChoice II ™)	3,068	(10,839)	26,429	18,658	—	(41,310)	1,202	(267)	(40,375)	(21,717)	195,942	174,225	—	(4,484)	130	(4,354)
Fidelity Freedom 2015 (GrandMaster ™)	348	48	1,786	2,182	—	—	—	—	—	2,182	19,372	21,554	—	—	—	—
Fidelity Freedom 2015 (IQ Annuity ™)	1,809	(239)	10,352	11,922	—	—	—	(84)	(84)	11,838	106,979	118,817	—	(9)	(1)	(10)
Fidelity Freedom 2015 (Pinnacle Plus ™)	820	(13,224)	22,695	10,291	—	(13,193)	21,433	(56)	8,184	18,475	80,353	98,828	—	(1,444)	2,419	975
Fidelity Freedom 2020 (AdvantEdge ™)	2,099	(972)	21,865	22,992	400	—	(1,326)	(985)	(1,911)	21,081	175,340	196,421	43	(106)	(20)	(83)
Fidelity Freedom 2020 (AnnuiChoice ™)	749	(1,804)	7,751	6,696	—	(20,000)	—	(30)	(20,030)	(13,334)	58,678	45,344	—	(2,138)	—	(2,138)
Fidelity Freedom 2020 (AnnuiChoice II ™)	10,321	(1,712)	69,453	78,062	54,463	—	401	(1,782)	53,082	131,144	542,574	673,718	6,327	(196)	46	6,177
Fidelity Freedom 2020 (GrandMaster ™)	519	77	3,152	3,748	—	—	3,719	—	3,719	7,467	29,081	36,548	—	—	386	386
Fidelity Freedom 2020 (IQ Annuity ™)	484	(99)	4,027	4,412	—	—	1	(30)	(29)	4,383	34,853	39,236	—	(4)	—	(4)
Fidelity Freedom 2020 (Pinnacle Plus ™)	174	33	1,658	1,865	—	—	(1)	(2)	(3)	1,862	15,012	16,874	—	—	—	—
Fidelity Freedom 2025 (AnnuiChoice II ™)	2,261	(428)	18,867	20,700	—	—	—	(596)	(596)	20,104	146,839	166,943	—	(68)	—	(68)
Fidelity Freedom 2025 (GrandMaster ™)	21	(6)	205	220	—	—	—	(5)	(5)	215	1,583	1,798	—	(1)	1	—
Fidelity Freedom 2025 (Pinnacle Plus ™)	65	(33)	856	888	—	—	(1)	—	(1)	887	6,552	7,439	—	—	—	—
Fidelity Freedom 2030 (AdvantEdge ™) (January 13)*	781	122	8,599	9,502	83,846	(1,310)	1	—	82,537	92,039	—	92,039	9,673	(150)	—	9,523
Fidelity Freedom 2030 (AnnuiChoice II ™)	2,912	(552)	28,076	30,436	—	—	1	(337)	(336)	30,100	209,263	239,363	—	(39)	—	(39)
Fidelity Freedom 2030 (IQ Annuity ™)	346	(79)	4,003	4,270	3,900	—	1	(46)	3,855	8,125	26,939	35,064	471	(6)	—	465
Fidelity VIP Growth (AdvantEdge ™)	(339)	2,053	5,000	6,714	26,000	—	9,481	(37)	35,444	42,158	16,989	59,147	3,361	(4)	993	4,350
Fidelity VIP Growth (AnnuiChoice ™)	(3,967)	(18,893)	154,720	131,860	3,677	(62,539)	3,641	(1,558)	(56,779)	75,081	641,795	716,876	512	(9,174)	115	(8,547)
Fidelity VIP Growth (AnnuiChoice II ™)	(2,118)	15,349	37,804	51,035	48,078	(72,280)	(4,834)	(359)	(29,395)	21,640	219,210	240,850	5,154	(7,179)	(562)	(2,587)
Fidelity VIP Growth (GrandMaster ™)	(5,346)	(64,046)	187,024	117,632	48,436	(160,341)	94,261	(287)	(17,931)	99,701	602,703	702,404	6,199	(20,373)	10,547	(3,627)
Fidelity VIP Growth (GrandMaster flex3 ™)	(2,944)	(12,734)	78,149	62,471	5	(17,688)	71,422	(536)	53,203	115,674	236,333	352,007	1	(2,101)	8,073	5,973
Fidelity VIP Growth (IQ3 ™)	(5,118)	(46,517)	145,961	94,326	1,453	(70,808)	(16,789)	(309)	(86,453)	7,873	469,723	477,596	196	(9,582)	(1,972)	(11,358)
Fidelity VIP Growth (Pinnacle Plus ™)	(1,317)	(4,314)	29,577	23,946	768	(826)	21,844	(97)	21,689	45,635	97,092	142,727	109	(98)	2,026	2,037
Fidelity VIP Growth (IQ Advisor Standard ™)	(8)	(7)	768	753	—	—	2	—	2	755	3,265	4,020	—	—	—	—
Fidelity VIP High Income (AdvantEdge ™)	36,717	75,128	(69,078)	42,767	—	(19,624)	(1,025,280)	(112)	(1,045,016)	(1,002,249)	1,601,583	599,334	—	(1,793)	(97,402)	(99,195)
Fidelity VIP High Income (AnnuiChoice ™)	31,419	67,235	(53,926)	44,728	403	(80,611)	(800,908)	(594)	(881,710)	(836,982)	1,363,268	526,286	29	(5,755)	(61,364)	(67,090)
Fidelity VIP High Income (AnnuiChoice II ™)	51,477	69,196	(78,690)	41,983	30,496	(52,503)	230,968	(52)	208,909	250,892	515,280	766,172	2,685	(4,493)	16,725	14,917
Fidelity VIP High Income (GrandMaster flex3 ™)	1,042,953	1,378,256	(1,464,799)	956,410	397,827	(486,860)	5,659,904	(1,063)	5,569,808	6,526,218	9,695,260	16,221,478	25,949	(32,016)	341,703	335,636
Fidelity VIP High Income (IQ3 ™)	117,166	215,901	(223,291)	109,776	—	(69,857)	(174,420)	(728)	(245,005)	(135,229)	1,977,709	1,842,480	—	(4,599)	(18,587)	(23,186)
Fidelity VIP High Income (Pinnacle Plus ™)	7,534	(1,979)	4,023	9,578	888	(6,177)	38,419	(79)	33,051	42,629	78,208	120,837	111	(551)	2,702	2,262
Fidelity VIP Index 500 (AdvantEdge ™)	3,501	1,925	41,511	46,937	372,861	—	(3,406)	(1,202)	368,253	415,190	33,698	448,888	44,082	(136)	(343)	43,603
Fidelity VIP Index 500 (AnnuiChoice ™)	7,718	(105,118)	219,382	121,982	3	(212,557)	(31,320)	(1,415)	(245,289)	(123,307)	1,138,605	1,015,298	—	(24,360)	(4,213)	(28,573)
Fidelity VIP Index 500 (IQ3 ™)	2,911	54,960	110,537	168,408	5,351	(242,966)	(312,055)	(2,040)	(551,710)	(383,302)	1,791,853	1,408,551	573	(26,105)	(35,124)	(60,656)
Fidelity VIP Index 500 (AnnuiChoice II ™)	4,367	(4,770)	74,807	74,404	80,702	(48,961)	53,390	(1,315)	83,816	158,220	462,057	620,277	10,194	(6,173)	7,077	11,098
Fidelity VIP Index 500 (Grandmaster ™)	2,043	(154,846)	258,538	105,735	130	(30,270)	(447,147)	(202)	(477,489)	(371,754)	1,111,814	740,060	16	(3,793)	(56,432)	(60,209)
Fidelity VIP Index 500 (Grandmaster flex3 ™)	488	(28,918)	64,753	36,323	237	(87,265)	837	(755)	(86,946)	(50,623)	367,072	316,449	32	(11,705)	184	(11,489)
Fidelity VIP Index 500 (IQ Advisor Standard ™)	4,418	(22,573)	59,634	41,479	—	(38,356)	(11,474)	—	(49,830)	(8,351)	378,691	370,340	—	(4,631)	(2,319)	(6,950)
Fidelity VIP Index 500 (Pinnacle Plus ™)	716	(16,043)	49,779	34,452	6,750	(16,731)	(7,807)	(258)	(18,046)	16,406	259,669	276,075	662	(1,668)	(340)	(1,346)

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	$21,777	$15,494	$(13,634)	$23,637	$768,435	$(3,633)	$(175,580)	$(3,274)	$585,948	$609,585	$137,905	$747,490	68,597	(609)	(15,442)	52,546
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	111,345	45,000	68,247	224,592	21,852	(860,383)	(24,824)	(5,702)	(869,057)	(644,465)	3,924,753	3,280,288	1,424	(58,046)	(1,474)	(58,096)
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	35,392	12,343	12,159	59,894	233,633	(34,988)	(22,623)	(4,558)	171,464	231,358	854,174	1,085,532	19,904	(3,342)	(1,897)	14,665
Fidelity VIP Investment Grade Bond (GrandMaster ™)	71,712	30,683	39,237	141,632	11,546	(240,202)	(110,387)	(715)	(339,758)	(198,126)	2,538,110	2,339,984	1,028	(21,243)	(10,015)	(30,230)
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	22,425	22,786	15,238	60,449	22,174	(314,805)	(45,373)	(1,004)	(339,008)	(278,559)	1,123,086	844,527	1,840	(26,040)	(3,515)	(27,715)
Fidelity VIP Investment Grade Bond (IQ3 ™)	51,610	33,174	42,055	126,839	1,385	(1,003,274)	48,304	(2,111)	(955,696)	(828,857)	2,708,322	1,879,465	99	(71,752)	3,355	(68,298)
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	20,604	11,790	16,758	49,152	13,993	(162,773)	(6,203)	(1,342)	(156,325)	(107,173)	898,501	791,328	1,319	(15,079)	817	(12,943)
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	20,882	29,380	(5,969)	44,293	—	(92,519)	110,287	—	17,768	62,061	495,250	557,311	—	(7,436)	9,569	2,133
Fidelity VIP Mid Cap (AdvantEdge ™)	(5,057)	5,781	91,942	92,666	372,751	(11,201)	(110,402)	(1,452)	249,696	342,362	131,809	474,171	40,867	(1,279)	(12,016)	27,572
Fidelity VIP Mid Cap (AnnuiChoice ™)	(14,860)	(169,234)	821,206	637,112	1,167	(357,778)	(40,488)	(3,767)	(400,866)	236,246	2,643,996	2,880,242	56	(17,600)	(2,671)	(20,215)
Fidelity VIP Mid Cap (AnnuiChoice II ™)	(3,637)	(5,973)	135,834	126,224	176,380	(39,620)	(28,368)	(960)	107,432	233,656	455,778	689,434	15,524	(3,809)	(2,929)	8,786
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	(13,751)	209,445	85,240	280,934	47,707	(340,975)	(214,972)	(1,672)	(509,912)	(228,978)	1,294,163	1,065,185	2,543	(18,125)	(11,239)	(26,821)
Fidelity VIP Mid Cap (Grandmaster ™)	(14,359)	68,986	321,019	375,646	10,891	(197,846)	49,256	(706)	(138,405)	237,241	1,533,489	1,770,730	725	(12,339)	2,311	(9,303)
Fidelity VIP Mid Cap (IQ Annuity ™)	(23,916)	291,578	268,865	536,527	81,790	(422,710)	(5,847)	(3,234)	(350,001)	186,526	2,494,528	2,681,054	4,150	(21,491)	(3,108)	(20,449)
Fidelity VIP Mid Cap (Pinnacle Plus ™)	(12,873)	(73,949)	330,900	244,078	12,607	(107,029)	(3,548)	(1,550)	(99,520)	144,558	1,010,359	1,154,917	898	(9,439)	3,084	(5,457)
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	(45)	3	3,209	3,167	—	—	—	—	—	3,167	11,500	14,667	—	—	—	—
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	(183)	18,716	20,966	39,499	—	(9,563)	(7,417)	—	(16,980)	22,519	197,577	220,096	—	(555)	(1,090)	(1,645)
Fidelity VIP Overseas (AdvantEdge ™)	451	(12,642)	52,683	40,492	189,162	(8,762)	(19,180)	(1,110)	160,110	200,602	168,019	368,621	25,939	(1,352)	(2,771)	21,816
Fidelity VIP Overseas (AnnuiChoice ™)	2,152	(67,769)	122,363	56,746	2,298	(84,323)	(324)	(876)	(83,225)	(26,479)	664,089	637,610	216	(8,210)	(786)	(8,780)
Fidelity VIP Overseas (AnnuiChoice II ™)	282	(33,714)	60,681	27,249	58,661	(115,381)	(4,961)	(375)	(62,056)	(34,807)	349,285	314,478	6,290	(13,335)	(666)	(7,711)
Fidelity VIP Overseas (GrandMaster ™)	293	(102,863)	193,634	91,064	3,565	(98,757)	49,370	(224)	(46,046)	45,018	823,916	868,934	506	(13,406)	6,956	(5,944)
Fidelity VIP Overseas (GrandMaster flex3 ™)	(994)	28,095	4,406	31,507	—	(85,020)	(3,218)	(640)	(88,878)	(57,371)	437,033	379,662	—	(7,309)	(736)	(8,045)
Fidelity VIP Overseas (IQ3 ™)	336	22,555	37,714	60,605	2,926	(209,895)	154,126	(686)	(53,529)	7,076	652,120	659,196	280	(19,914)	14,083	(5,551)
Fidelity VIP Overseas (Pinnacle Plus ™)	(1,107)	(88,891)	99,097	9,099	5,664	(8,853)	(73,889)	(301)	(77,379)	(68,280)	289,462	221,182	411	(912)	(5,687)	(6,188)
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	93	(9)	1,735	1,819	—	—	(1)	—	(1)	1,818	15,244	17,062	—	—	—	—
Fidelity VIP Overseas (IQ Advisor Standard ™)	1,456	(31,314)	49,499	19,641	—	(2,617)	(31,846)	—	(34,463)	(14,822)	230,098	215,276	—	(216)	(2,886)	(3,102)
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	8,163	(19,090)	21,818	10,891	—	(119,223)	(14,435)	(131)	(133,789)	(122,898)	241,878	118,980	—	(6,010)	(722)	(6,732)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	396	(751)	1,461	1,106	—	(1,365)	(5,525)	(20)	(6,910)	(5,804)	13,490	7,686	—	(115)	(417)	(532)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	1,931	(114)	4,025	5,842	—	(2,333)	(1,562)	(33)	(3,928)	1,914	73,125	75,039	—	(118)	(77)	(195)
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	4,563	(1,211)	10,333	13,685	—	(24,209)	(346)	(141)	(24,696)	(11,011)	173,097	162,086	—	(1,203)	(17)	(1,220)
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	5,492	(148,216)	255,713	112,989	—	(79,586)	(12,052)	(810)	(92,448)	20,541	445,501	466,042	—	(4,217)	(660)	(4,877)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	698	(9,427)	26,134	17,405	—	(2,385)	(1,888)	(143)	(4,416)	12,989	63,976	76,965	—	(332)	(230)	(562)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	719	(6,345)	40,163	34,537	—	(44,645)	(5,599)	(272)	(50,516)	(15,979)	154,786	138,807	—	(2,480)	(316)	(2,796)
Van Kampen UIF U.S. Real Estate (IQ3 ™)	2,689	(131,162)	235,792	107,319	—	(66,752)	(11,854)	(362)	(78,968)	28,351	414,846	443,197	—	(3,551)	(687)	(4,238)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	2,105	(183,723)	212,056	30,438	1,350	(280,019)	(38,672)	(735)	(318,076)	(287,638)	904,969	617,331	81	(16,683)	(2,414)	(19,016)
Franklin Growth and Income Securities (AdvantEdge ™)	666	197	3,964	4,827	—	—	(425)	(136)	(561)	4,266	32,729	36,995	—	(16)	(45)	(61)
Franklin Growth and Income Securities (AnnuiChoice ™)	37,897	(227,112)	393,916	204,701	1,343	(224,840)	(13,502)	(1,989)	(238,988)	(34,287)	1,514,847	1,480,560	112	(18,743)	(1,258)	(19,889)
Franklin Growth and Income Securities (AnnuiChoice II ™)	2,850	(3,684)	13,193	12,359	44,157	(7,341)	(17,504)	(241)	19,071	31,430	100,897	132,327	4,765	(899)	(2,196)	1,670
Franklin Growth and Income Securities (GrandMaster flex3 ™)	14,535	(126,331)	202,854	91,058	—	(106,682)	(30,082)	(828)	(137,592)	(46,534)	755,434	708,900	—	(9,541)	(2,728)	(12,269)
Franklin Growth and Income Securities (Grandmaster ™)	13,161	(70,715)	142,713	85,159	—	(51,701)	(10,893)	(264)	(62,858)	22,301	629,042	651,343	—	(4,441)	(1,084)	(5,525)
Franklin Growth and Income Securities (IQ Annuity ™)	46,498	(343,731)	597,902	300,669	95,543	(388,319)	(68,654)	(1,691)	(363,121)	(62,452)	2,236,808	2,174,356	8,311	(33,080)	(5,694)	(30,463)
Franklin Growth and Income Securities (Pinnacle Plus ™)	8,016	(115,641)	164,488	56,863	830	(85,308)	(33,879)	(635)	(118,992)	(62,129)	494,902	432,773	104	(12,119)	1,156	(10,859)
Franklin Income Securities (AdvantEdge ™)	6,843	692	10,693	18,228	32,474	(3,822)	54,552	(185)	83,019	101,247	99,886	201,133	3,154	(383)	5,696	8,467
Franklin Income Securities (AnnuiChoice ™)	154,147	(233,185)	389,869	310,831	10,856	(722,308)	55,682	(4,393)	(660,163)	(349,332)	3,222,690	2,873,358	659	(43,878)	3,043	(40,176)
Franklin Income Securities (AnnuiChoice II ™)	50,377	(15,621)	64,210	98,966	18,031	(41,215)	(4,588)	(1,274)	(29,046)	69,920	883,693	953,613	1,711	(4,011)	(404)	(2,704)
Franklin Income Securities (GrandMaster flex3 ™)	166,900	(249,964)	409,108	326,044	107,588	(862,213)	95,167	(2,176)	(661,634)	(335,590)	3,484,785	3,149,195	6,703	(54,812)	6,400	(41,709)
Franklin Income Securities (Grandmaster ™)	147,383	101,888	43,219	292,490	11,290	(370,059)	44,861	(1,159)	(315,067)	(22,577)	2,889,784	2,867,207	716	(23,080)	2,608	(19,756)
Franklin Income Securities (IQ Annuity ™)	178,287	(295,547)	480,479	363,219	24,782	(945,944)	35,288	(2,908)	(888,782)	(525,563)	3,844,571	3,319,008	1,519	(59,192)	2,809	(54,864)
Franklin Income Securities (Pinnacle Plus ™)	78,953	(101,785)	201,162	178,330	30,417	(219,999)	249,822	(2,267)	57,973	236,303	1,549,745	1,786,048	4,987	(23,492)	23,057	4,552
Franklin Income Securities (Pinnacle Plus Reduced M&E ™) (Nov 10)*	(11)	(21)	88	56	—	(1,650)	7,759	(13)	6,096	6,152	—	6,152	—	(166)	765	599
Franklin Income Securities (IQ Advisor Enhanced ™)	611	(5)	579	1,185	—	—	1	—	1	1,186	10,073	11,259	—	—	—	—
Franklin Income Securities (IQ Advisor Standard ™)	6,018	129	4,876	11,023	—	—	83,502	—	83,502	94,525	3,580	98,105	—	—	6,528	6,528

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Franklin Large Cap Growth Securities (AdvantEdge ™)	$(2,475)	$1,241	$41,722	$40,488	$375,580	$—	$(3,507)	$(743)	$371,330	$411,818	$19,255	$431,073	42,511	(80)	(362)	42,069
Franklin Large Cap Growth Securities (AnnuiChoice ™)	(396)	9,185	18,090	26,879	393	(8,632)	(11,275)	(369)	(19,883)	6,996	282,085	289,081	32	(703)	(993)	(1,664)
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	(1,017)	(98)	32,271	31,156	98,070	—	3,844	(1,462)	100,452	131,608	218,737	350,345	10,174	(152)	468	10,490
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	(1,171)	(12,410)	25,687	12,106	6	(12,420)	(24,313)	(231)	(36,958)	(24,852)	166,721	141,869	1	(1,024)	(2,162)	(3,185)
Franklin Large Cap Growth Securities (Grandmaster ™)	(261)	(43)	5,392	5,088	—	—	19,179	(11)	19,168	24,256	39,463	63,719	—	(1)	1,540	1,539
Franklin Large Cap Growth Securities (IQ Annuity ™)	(1,123)	6,157	12,254	17,288	—	(18,156)	1,740	(257)	(16,673)	615	183,185	183,800	—	(1,504)	154	(1,350)
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	(3,429)	(18,688)	68,402	46,285	4,200	(55,555)	224,022	(470)	172,197	218,482	252,720	471,202	401	(9,216)	25,268	16,453
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	25	17	1,132	1,174	—	—	(1)	—	(1)	1,173	10,738	11,911	—	—	—	—
Franklin Mutual Shares Securities (AdvantEdge ™)	1,656	7,206	62,976	71,838	768,439	(2,232)	(73,297)	(3,810)	689,100	760,938	234,500	995,438	91,344	(711)	(8,729)	81,904
Franklin Mutual Shares Securities (AnnuiChoice ™)	6,102	(111,066)	223,550	118,586	1,951	(271,301)	27,449	(1,823)	(243,724)	(125,138)	1,315,442	1,190,304	138	(19,039)	1,984	(16,917)
Franklin Mutual Shares Securities (AnnuiChoice II ™)	4,080	(10,222)	94,480	88,338	145,413	(23,361)	112,315	(2,395)	231,972	320,310	723,128	1,043,438	16,471	(2,863)	12,821	26,429
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	359	(340,826)	506,146	165,679	38,347	(842,336)	158,232	(1,096)	(646,853)	(481,174)	2,261,772	1,780,598	2,762	(63,870)	13,394	(47,714)
Franklin Mutual Shares Securities (IQ Annuity ™)	311	(95,551)	179,422	84,182	11,336	(155,317)	(47,055)	(1,272)	(192,308)	(108,126)	1,042,724	934,598	820	(11,482)	(3,498)	(14,160)
Franklin Mutual Shares Securities (Pinnacle Plus ™)	(798)	(55,330)	138,524	82,396	5,263	(70,188)	14,382	(2,141)	(52,684)	29,712	932,453	962,165	436	(7,671)	2,928	(4,307)
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	4,304	(31,336)	71,645	44,613	—	(4,522)	(47,102)	—	(51,624)	(7,011)	486,393	479,382	—	(380)	(4,175)	(4,555)
Franklin Mutual Shares Securities(Grandmaster ™)	1,600	62,089	5,437	69,126	398	(210,471)	11,104	(332)	(199,301)	(130,175)	901,242	771,067	29	(15,395)	679	(14,687)
Franklin Small Cap Value Securities (AdvantEdge ™)	(486)	(640)	10,697	9,571	38,906	(2,774)	213,130	(100)	249,162	258,733	14,608	273,341	4,045	(267)	19,290	23,068
Franklin Small Cap Value Securities (Annuichoice ™)	(485)	11,612	11,890	23,017	251	(11,630)	88,359	(87)	76,893	99,910	41,050	140,960	30	(1,387)	10,628	9,271
Franklin Small Cap Value Securities (Annuichoice II ™)	(282)	(8,470)	32,370	23,618	53,545	(43,766)	16,992	(113)	26,658	50,276	89,694	139,970	6,312	(5,550)	1,996	2,758
Franklin Small Cap Value Securities (Grandmaster ™)	(356)	(10,040)	22,257	11,861	—	(3,600)	74,007	(11)	70,396	82,257	51,202	133,459	—	(468)	7,730	7,262
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	(206)	(629)	5,177	4,342	—	(51)	53,238	(6)	53,181	57,523	15,262	72,785	—	(6)	5,706	5,700
Franklin Small Cap Value Securities (IQ Advisor Standard ™)	59	(34)	9,903	9,928	—	—	1	—	1	9,929	36,165	46,094	—	—	—	—
Franklin Small Cap Value Securities (IQ Annuuity ™)	(380)	6,277	1,193	7,090	120	(19,598)	58,486	(87)	38,921	46,011	38,973	84,984	15	(2,680)	6,457	3,792
Franklin Small Cap Value Securities (Pinnacle Plus ™)	(1,132)	(2,234)	34,974	31,608	3,102	(3,646)	64,423	(386)	63,493	95,101	81,557	176,658	653	(600)	7,845	7,898
Franklin Small Cap Value Securities (Pinnacle Plus Reduced M&E ™) (November 1)*	(6)	58	359	411	—	(805)	3,473	(6)	2,662	3,073	—	3,073	—	(76)	348	272
Templeton Foriegn Securities Fund (AdvantEdge ™)	(1,251)	(2,612)	38,849	34,986	276,046	—	16,111	(794)	291,363	326,349	50,554	376,903	32,747	(90)	1,888	34,545
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	926	(141,476)	159,384	18,834	6,932	(28,724)	(127,346)	(616)	(149,754)	(130,920)	735,700	604,780	412	(1,755)	(8,553)	(9,896)
Templeton Foriegn Securities Fund (Grandmaster ™)	1,565	(46,682)	64,689	19,572	—	(21,575)	32,790	(137)	11,078	30,650	355,902	386,552	—	(1,273)	1,593	320
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	442	(154,951)	174,058	19,549	16,515	(30,284)	96,658	(1,089)	81,800	101,349	527,375	628,724	1,341	(2,478)	5,064	3,927
Templeton Foriegn Securities Fund (Pinnacle Plus Reduced M&E ™) (November 10)*	(3)	(16)	7	(12)	—	(444)	2,136	(4)	1,688	1,676	—	1,676	—	(45)	209	164
Templeton Foreign Securities Fund (AnnuiChoice ™)	6,057	(210,710)	254,112	49,459	117	(141,097)	28,908	(789)	(112,861)	(63,402)	960,011	896,609	7	(8,247)	1,225	(7,015)
Templeton Foreign Securities Fund (AnnuiChoice II ™)	2,071	(23,914)	38,493	16,650	25,683	(14,951)	(35,369)	(761)	(25,398)	(8,748)	402,051	393,303	2,532	(1,637)	(4,402)	(3,507)
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	379	(620)	2,532	2,291	—	(1,142)	1	—	(1,141)	1,150	31,012	32,162	—	(83)	—	(83)
Templeton Growth Securities (AdvantEdge ™)	(206)	(5,699)	10,361	4,456	42,406	—	(9,768)	(416)	32,222	36,678	59,948	96,626	5,195	(51)	(1,283)	3,861
Templeton Growth Securities (AnnuiChoice ™)	1,015	(156,303)	169,023	13,735	2,634	(151,886)	(90,819)	(908)	(240,979)	(227,244)	601,347	374,103	184	(11,211)	(6,794)	(17,821)
Templeton Growth Securities (AnnuiChoice II ™)	455	(4,383)	17,869	13,941	2,773	(672)	1,812	(726)	3,187	17,128	217,745	234,873	344	(166)	247	425
Templeton Growth Securities (GrandMaster flex3 ™)	(1,927)	(255,230)	290,362	33,205	3,062	(405,440)	(6,758)	(656)	(409,792)	(376,587)	1,171,210	794,623	226	(30,881)	(511)	(31,166)
Templeton Growth Securities (Grandmaster ™)	474	(112,803)	123,742	11,413	—	(159,472)	3,683	(170)	(155,959)	(144,546)	490,598	346,052	—	(12,213)	208	(12,005)
Templeton Growth Securities (IQ Annuity ™)	(702)	(45,428)	84,137	38,007	2,640	(102,423)	8,246	(761)	(92,298)	(54,291)	779,313	725,022	200	(7,903)	750	(6,953)
Templeton Growth Securities (Pinnacle Plus ™)	(1,594)	(30,344)	59,563	27,625	—	(44,765)	9,282	(832)	(36,315)	(8,690)	509,998	501,308	—	(4,844)	2,003	(2,841)
Templeton Growth Securities (IQ Advisor Standard ™)	1,334	(4,467)	13,779	10,646	—	—	1,484	—	1,484	12,130	179,684	191,814	—	—	—	—
Invesco Van Kampen VI Comstock (AdvantEdge ™)	(5,680)	3,693	52,496	50,509	18,622	(128)	(16,243)	(152)	2,099	52,608	378,301	430,909	2,050	(33)	(1,994)	23
Invesco Van Kampen VI Comstock (AnnuiChoice ™)	(2,507)	(39,095)	78,528	36,926	604	(80,534)	(8,165)	(448)	(88,543)	(51,617)	332,672	281,055	44	(6,029)	(616)	(6,601)
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)	(2,459)	529	34,478	32,548	15,120	(6,407)	(1,376)	(898)	6,439	38,987	222,057	261,044	1,660	(816)	(108)	736
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)	(2,982)	30,765	(3,617)	24,166	199	(88,078)	(3,505)	(369)	(91,753)	(67,587)	234,778	167,191	15	(6,708)	(225)	(6,918)
Invesco Van Kampen VI Comstock (Grandmaster ™)	(1,482)	(4,373)	21,633	15,778	—	(7,070)	(5,164)	(36)	(12,270)	3,508	124,907	128,415	—	(549)	(411)	(960)
Invesco Van Kampen VI Comstock (IQ Annuity ™)	(5,490)	(127,796)	200,529	67,243	5,656	(302,447)	(4,494)	(395)	(301,680)	(234,437)	617,190	382,753	422	(22,273)	(123)	(21,974)
Invesco Van Kampen VI Comstock (IQ Advisor Standard ™)	(209)	(119)	6,744	6,416	—	(1,018)	—	—	(1,018)	5,398	43,564	48,962	—	(91)	—	(91)
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)	(2,721)	(25,469)	51,085	22,895	300	(9,327)	(27,712)	(281)	(37,020)	(14,125)	191,863	177,738	54	(862)	(2,250)	(3,058)
Invesco Van Kampen VI Capital Growth (AdvantEdge ™)	(267)	336	2,748	2,817	—	(192)	(334)	(66)	(592)	2,225	16,177	18,402	—	(28)	(31)	(59)
Invesco Van Kampen VI Capital Growth (AnnuiChoice ™)	(448)	10,712	(8,625)	1,639	—	(33,702)	(32,869)	(107)	(66,678)	(65,039)	96,512	31,473	—	(2,455)	(2,896)	(5,351)
Invesco Van Kampen VI Capital Growth (AnnuiChoice II ™)	(640)	366	9,787	9,513	—	(4,330)	(1)	(60)	(4,391)	5,122	54,147	59,269	—	(391)	—	(391)
Invesco Van Kampen VI Capital Growth (GrandMaster flex3 ™)	(697)	733	7,604	7,640	—	(3,301)	1	(12)	(3,312)	4,328	43,274	47,602	—	(226)	—	(226)
Invesco Van Kampen VI Capital Growth (Grandmaster ™)	(133)	8	2,104	1,979	—	—	53,579	(3)	53,576	55,555	7,883	63,438	—	—	3,601	3,601

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Capital Growth (IQ Annuity ™)	$(4,191)	$(11,586)	$62,127	$46,350	$53,067	$(13,511)	$(63,640)	$(294)	$(24,378)	$21,972	$266,549	$288,521	4,111	(1,013)	(4,812)	(1,714)
Invesco Van Kampen VI Capital Growth (Pinnacle Plus ™) (April 21)*	(1,085)	18,145	(9,489)	7,571	—	(31,142)	(11,739)	(35)	(42,916)	(35,345)	89,394	54,049	—	(2,883)	(1,030)	(3,913)
Invesco Van Kampen VI Mid Cap Value (AdvantEdge ™)	(485)	11,243	2,149	12,907	26,715	(2,281)	201,769	(441)	225,762	238,669	49,807	288,476	2,886	(278)	20,176	22,784
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice ™) (April 12)*	33	(224)	1,901	1,710	—	(3,385)	31,310	(7)	27,918	29,628	—	29,628	—	(377)	3,285	2,908
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice II ™)	(411)	6,195	20,512	26,296	20,856	(7,323)	2,338	(694)	15,177	41,473	116,134	157,607	2,238	(848)	319	1,709
Invesco Van Kampen VI Mid Cap Value (Grandmaster ™)	(221)	7,834	1,302	8,915	—	(1,703)	204	(3)	(1,502)	7,413	37,379	44,792	—	(185)	159	(26)
Invesco Van Kampen VI Mid Cap Value (Grandmaster flex3 ™) (Dec 10)*	(17)	1	374	358	—	(39)	27,261	—	27,222	27,580	—	27,580	—	(4)	2,751	2,747
Invesco Van Kampen VI Mid Cap Value (IQ Annuity ™)	(463)	5,318	12,893	17,748	—	(14,260)	53,184	(125)	38,799	56,547	38,354	94,901	—	(1,679)	6,519	4,840
Invesco Van Kampen VI Mid Cap Value (Pinnacle Plus ™)	(7)	(2)	116	107	—	—	3,951	(3)	3,948	4,055	—	4,055	—	—	405	405
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)	846	203	4,407	5,456	132,991	—	10,178	(488)	142,681	148,137	19,656	167,793	11,801	(42)	855	12,614
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	7,234	(1,622)	13,050	18,662	1,201	(38,781)	44,180	(270)	6,330	24,992	229,676	254,668	104	(3,386)	3,710	428
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	5,666	13,917	(4,208)	15,375	29,296	(3,736)	(207,954)	(469)	(182,863)	(167,488)	404,134	236,646	2,552	(368)	(19,071)	(16,887)
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	3,812	27,207	(17,355)	13,664	1,500	(40,476)	(356,113)	(62)	(395,151)	(381,487)	572,494	191,007	78	(2,129)	(19,393)	(21,444)
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	(11,687)	268,403	(266,593)	(9,877)	94,757	(113,009)	(3,827,888)	(337)	(3,846,477)	(3,856,354)	4,096,825	240,471	8,573	(9,973)	(354,219)	(355,619)
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	5,491	19,114	(7,194)	17,411	2,199	(57,784)	(155,851)	(341)	(211,777)	(194,366)	529,904	335,538	112	(3,001)	(9,089)	(11,978)
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	5,666	(3,562)	15,537	17,641	4,680	(51,288)	80,770	(581)	33,581	51,222	255,504	306,726	308	(4,366)	5,863	1,805
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	331	7	480	818	—	—	(1)	—	(1)	817	9,000	9,817	—	—	—	—
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	(2,430)	17,171	28,394	43,135	152,351	(572)	10,825	(883)	161,721	204,856	128,822	333,678	19,367	(174)	825	20,018
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	(2,248)	63,948	697	62,397	251	(123,466)	(164,231)	(567)	(288,013)	(225,616)	729,214	503,598	8	(4,020)	(5,499)	(9,511)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	(1,590)	6,704	40,298	45,412	151,151	(13,372)	13,985	(699)	151,065	196,477	216,810	413,287	11,189	(1,155)	1,219	11,253
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	(5,149)	148,715	(73,099)	70,467	1,554	(106,314)	(149,240)	(1,030)	(255,030)	(184,563)	652,780	468,217	49	(3,413)	(4,930)	(8,294)
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	(2,853)	(30,320)	90,414	57,241	—	(28,485)	55,935	(116)	27,334	84,575	376,687	461,262	—	(899)	1,430	531
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	(5,577)	30,950	67,501	92,874	3,605	(196,439)	(46,797)	(929)	(240,560)	(147,686)	755,318	607,632	113	(6,235)	(1,594)	(7,716)
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	(4,786)	(67,047)	130,979	59,146	5,347	(21,570)	(31,728)	(607)	(48,558)	10,588	464,607	475,195	560	(1,729)	(1,027)	(2,196)
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E ™) (Nov.1 0)*	(3)	(9)	(6)	(18)	—	(434)	2,058	(4)	1,620	1,602	—	1,602	—	(43)	199	156
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	120	3,399	(8,405)	(4,886)	—	(3,576)	(51,025)	—	(54,601)	(59,487)	149,827	90,340	—	(153)	(3,182)	(3,335)
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	(96)	3,252	11,996	15,152	136,332	(195)	(2,240)	(357)	133,540	148,692	25,855	174,547	14,897	(62)	(560)	14,275
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	3,209	(14,011)	110,614	99,812	738	(19,684)	20,741	(431)	1,364	101,176	381,651	482,827	110	(3,116)	2,154	(852)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	2,289	(4,619)	61,504	59,174	53,849	(28,860)	(20,164)	(517)	4,308	63,482	195,017	258,499	8,463	(4,338)	(2,979)	1,146
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	243	(41,627)	114,981	73,597	8,316	(24,260)	14,068	(436)	(2,312)	71,285	318,392	389,677	601	(1,833)	402	(830)
Van Kampen UIF U. S. Real Estate (Pinnacle Plus Reduced M&E ™) (Nov 10)*	(2)	(1)	12	9	—	(233)	1,090	(2)	855	864	—	864	—	(23)	106	83
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	657	(9,727)	47,283	38,213	—	(29,813)	72,022	(114)	42,095	80,308	177,439	257,747	—	(1,674)	3,058	1,384
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	595	20,039	12,113	32,747	2,033	(18,952)	(30,632)	(142)	(47,693)	(14,946)	145,190	130,244	294	(2,902)	(4,650)	(7,258)
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	1,250	(14,717)	80,731	67,264	1,177	(78,641)	66,501	(515)	(11,478)	55,786	284,187	339,973	62	(4,062)	2,974	(1,026)
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	3,349	(5,103)	64,509	62,755	—	(3,624)	1	—	(3,623)	59,132	219,867	278,999	—	(230)	—	(230)
Non-Affiliated Class B:
DWS Small Cap Index (AnnuiChoice ™)	(1,234)	(52,857)	132,328	78,237	194	(77,186)	(22,426)	(392)	(99,810)	(21,573)	403,669	382,096	15	(6,214)	(1,821)	(8,020)
DWS Small Cap Index (AnnuiChoice II ™)	(892)	(2,418)	48,228	44,918	57,134	(2,096)	31,928	(212)	86,754	131,672	84,311	215,983	6,954	(230)	3,687	10,411
DWS Small Cap Index (GrandMaster flex3 ™)	(1,091)	19,358	5,998	24,265	46	(38,226)	(5,005)	(283)	(43,468)	(19,203)	136,717	117,514	4	(3,116)	(522)	(3,634)
DWS Small Cap Index (Grandmaster ™)	(666)	(18,038)	37,231	18,527	—	(7,063)	18,973	(7)	11,903	30,430	88,012	118,442	—	(652)	1,325	673
DWS Small Cap Index (IQ3 ™)	(2,777)	29,589	48,526	75,338	3,397	(127,491)	(11,598)	(374)	(136,066)	(60,728)	421,238	360,510	268	(9,985)	(1,534)	(11,251)
DWS Small Cap Index (Pinnacle Plus ™)	(1,051)	(12,648)	36,112	22,413	180	(8,016)	(16,375)	(76)	(24,287)	(1,874)	114,039	112,165	31	(765)	(1,210)	(1,944)
DWS Small Cap Index (IQ Advisor Standard ™)	6	(217)	4,040	3,829	—	(980)	1	—	(979)	2,850	15,786	18,636	—	(86)	—	(86)
Columbia VIT Mid Cap Value (AdvantEdge ™)	(352)	213	9,981	9,842	44,846	(561)	28,339	(79)	72,545	82,387	11,300	93,687	3,169	(44)	1,988	5,113
Columbia VIT Mid Cap Value (AnnuiChoice ™)	30	747	2,522	3,299	—	(333)	22,062	(20)	21,709	25,008	7,853	32,861	—	(26)	1,500	1,474
Columbia VIT Mid Cap Value (AnnuiChoice II ™)	(7)	88	1,442	1,523	—	—	87	(14)	73	1,596	6,874	8,470	—	(1)	8	7
Columbia VIT Mid Cap Value (Grandmaster flex3 ™)	12	63	682	757	—	(10,182)	18,355	(13)	8,160	8,917	1,235	10,152	—	(749)	1,302	553
Columbia VIT Mid Cap Value (Grandmaster ™) (January 11)*	14	(190)	4,172	3,996	—	—	71,983	—	71,983	75,979	—	75,979	—	—	4,835	4,835
Columbia VIT Mid Cap Value (Pinnacle Plus ™) (May 17)*	(309)	88	9,634	9,413	3,011	(978)	139,972	(25)	141,980	151,393	—	151,393	502	(153)	9,337	9,686
Columbia VIT Small Cap Value (AdvantEdge ™)	(407)	(767)	17,437	16,263	124,863	—	(5,405)	(253)	119,205	135,468	6,312	141,780	9,104	(18)	(474)	8,612
Columbia VIT Small Cap Value (AnnuiChoice ™)	40	3,040	10,032	13,112	—	(189)	15,474	(26)	15,259	28,371	62,452	90,823	—	(16)	820	804
Columbia VIT Small Cap Value (AnnuiChoice II ™)	(32)	698	8,203	8,869	11,519	(417)	2,012	(246)	12,868	21,737	28,418	50,155	816	(49)	167	934
Columbia VIT Small Cap Value (Grandmaster flex3 ™)	(154)	6	6,020	5,872	—	(3,290)	2,802	(7)	(495)	5,377	26,162	31,539	—	(274)	207	(67)
Columbia VIT Small Cap Value (Grandmaster ™)	(13)	(2)	1,735	1,720	—	(406)	7,995	—	7,589	9,309	160	9,469	—	(28)	621	593
Columbia VIT Small Cap Value (Pinnacle Plus ™) (January 28)*	(129)	41	3,668	3,580	1,050	(139)	47,955	(16)	48,850	52,430	—	52,430	79	(13)	3,309	3,375

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)	$2,718	$2,861	$381	$5,960	$16,250	$(732)	$1,692	$(57)	$17,153	$23,113	$29,258	$52,371	1,482	(73)	393	1,802
Pimco VIT All Asset (AnnuiChoice ™)	3,947	2,003	1,328	7,278	—	(15,738)	44,453	(59)	28,656	35,934	50,264	86,198	—	(1,442)	4,143	2,701
Pimco VIT All Asset (AnnuiChoice II ™)	5,741	(291)	6,502	11,952	43,105	(37,024)	(429)	(346)	5,306	17,258	94,477	111,735	4,190	(3,597)	(37)	556
Pimco VIT All Asset (Grandmaster ™)	10,274	9,824	(8,844)	11,254	—	(46,257)	262,785	(42)	216,486	227,740	112,112	339,852	—	(4,565)	24,114	19,549
Pimco VIT All Asset (GrandMaster flex3 ™)	11,601	(452)	11,316	22,465	—	(3,180)	127,552	(85)	124,287	146,752	130,311	277,063	—	(316)	12,399	12,083
Pimco VIT All Asset (IQ Annuity ™)	6,023	12,508	(4,841)	13,690	14,971	(24,175)	29,567	(148)	20,215	33,905	94,060	127,965	1,444	(2,278)	2,951	2,117
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	39,774	(118)	39,285	78,941	230,115	—	12,555	(917)	241,753	320,694	76,990	397,684	34,983	(129)	2,320	37,174
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	30,235	(53,982)	63,032	39,285	500	(10,831)	13,002	(235)	2,436	41,721	193,666	235,387	76	(1,602)	1,182	(344)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	36,255	(15,257)	30,941	51,939	12,524	(16,216)	11,394	(445)	7,257	59,196	219,642	278,838	1,774	(2,390)	1,713	1,097
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	15,473	(3,966)	10,159	21,666	—	(8,742)	100,755	(23)	91,990	113,656	85,567	199,223	—	(1,345)	12,912	11,567
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	47,915	(25,138)	50,229	73,006	1,200	(2,421)	30,965	(45)	29,699	102,705	280,862	383,567	182	(374)	5,123	4,931
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	89,062	(177,545)	112,443	23,960	3,392	(55,206)	(223,191)	(879)	(275,884)	(251,924)	1,196,258	944,334	507	(8,420)	(56,076)	(63,989)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	18,247	2,336	3,911	24,494	1,575	(26,978)	39,751	(159)	14,189	38,683	131,454	170,137	262	(4,582)	5,498	1,178
Pimco VIT Low Duration (AdvantEdge ™) (February 4)*	200	204	671	1,075	—	(12,988)	70,976	(57)	57,931	59,006	—	59,006	—	(1,202)	6,501	5,299
Pimco VIT Low Duration (AnnuiChoice ™)	2,701	5,559	5,445	13,705	—	(95,561)	118,057	(938)	21,558	35,263	275,567	310,830	—	(8,679)	10,783	2,104
Pimco VIT Low Duration (AnnuiChoice II ™)	5,870	5,049	25,486	36,405	138,747	(4,471)	71,729	(682)	205,323	241,728	596,705	838,433	12,539	(461)	7,268	19,346
Pimco VIT Low Duration (Grandmaster™)	1,652	21,187	1,643	24,482	—	(44,485)	84,648	(99)	40,064	64,546	264,977	329,523	—	(4,053)	8,908	4,855
Pimco VIT Low Duration (GrandMaster flex3 ™)	(2,864)	161,820	3,092	162,048	31,500	(105,516)	43,064	(218)	(31,170)	130,878	163,871	294,749	2,881	(9,601)	17,906	11,186
Pimco VIT Low Duration (IQ Annuity ™)	3,399	28,830	11,734	43,963	5,045	(130,487)	553,645	(1,251)	426,952	470,915	336,827	807,742	456	(11,942)	52,397	40,911
Pimco VIT Low Duration (Pinnacle Plus ™)	(111)	6,680	(590)	5,979	—	(18,030)	82,033	(175)	63,828	69,807	66,420	136,227	—	(2,346)	8,406	6,060
Pimco VIT Real Return (AdvantEdge ™)	768	2,013	(859)	1,922	30,119	(1,461)	40,643	(96)	69,205	71,127	15,558	86,685	2,820	(140)	3,693	6,373
Pimco VIT Real Return (AnnuiChoice ™)	6,104	30,229	2,411	38,744	1,023	(70,681)	(26,682)	(912)	(97,252)	(58,508)	525,062	466,554	96	(6,649)	(1,920)	(8,473)
Pimco VIT Real Return (AnnuiChoice II ™)	2,247	2,211	12,377	16,835	10,161	(43,437)	(15,720)	(256)	(49,252)	(32,417)	256,989	224,572	939	(4,027)	(1,381)	(4,469)
Pimco VIT Real Return (IQ Annuity ™)	1,420	14,760	(2,000)	14,180	2,852	(96,298)	62,175	(276)	(31,547)	(17,367)	239,498	222,131	265	(8,931)	5,702	(2,964)
Pimco VIT Real Return (Grandmaster ™)	1,440	10,845	2,090	14,375	—	(62,670)	(29,400)	(29)	(92,099)	(77,724)	256,789	179,065	—	(5,941)	(2,583)	(8,524)
Pimco VIT Real Return (GrandMaster flex3 ™)	1,636	3,498	5,197	10,331	—	(334)	154,723	(64)	154,325	164,656	107,667	272,323	—	(37)	14,348	14,311
Pimco VIT Real Return (Pinnacle Plus ™)	2,251	6,425	(6,915)	1,761	12,044	(10,157)	62,625	(235)	64,277	66,038	89,834	155,872	2,292	(1,795)	5,004	5,501
Pimco VIT Total Return (AdvantEdge ™)	95,203	17,767	(46,292)	66,678	2,212,690	(14,381)	260,129	(8,272)	2,450,166	2,516,844	588,395	3,105,239	185,255	(1,880)	21,887	205,262
Pimco VIT Total Return (AnnuiChoice ™)	62,645	112,482	(58,894)	116,233	7,830	(393,088)	257,747	(2,096)	(129,607)	(13,374)	1,421,125	1,407,751	650	(33,041)	23,158	(9,233)
Pimco VIT Total Return (AnnuiChoice II ™)	54,545	32,794	(3,474)	83,865	294,071	(67,316)	(77,476)	(4,535)	144,744	228,609	1,192,020	1,420,629	24,661	(5,874)	(6,681)	12,106
Pimco VIT Total Return (IQ Annuity ™)	58,327	140,645	(58,452)	140,520	156,316	(333,888)	302,725	(1,908)	123,245	263,765	1,270,151	1,533,916	13,195	(29,630)	31,658	15,223
Pimco VIT Total Return (Grandmaster ™)	75,914	58,571	(4,273)	130,212	10,194	(259,338)	172,730	(819)	(77,233)	52,979	2,030,864	2,083,843	889	(22,181)	14,626	(6,666)
Pimco VIT Total Return (GrandMaster flex3 ™)	45,189	266,039	(94,993)	216,235	69,155	(227,641)	(1,713,542)	(1,316)	(1,873,344)	(1,657,109)	2,637,797	980,688	5,994	(21,648)	(137,319)	(152,973)
Pimco VIT Total Return (Pinnacle Plus ™)	26,566	43,439	(27,467)	42,538	109,573	(138,030)	77,565	(1,027)	48,081	90,619	466,416	557,035	14,563	(15,275)	5,904	5,192
Investor Class:
Rydex SGI VT Multi-Hedge Strategies (AdvantEdge ™)	(262)	(151)	1,383	970	15,000	—	640	(171)	15,469	16,439	11,828	28,267	1,849	(21)	78	1,906
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice ™)	(518)	(1,277)	4,471	2,676	7	(5,899)	(1,221)	(71)	(7,184)	(4,508)	56,310	51,802	1	(725)	(160)	(884)
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II ™)	(873)	(1,066)	5,603	3,664	1,800	(1,123)	8,461	(130)	9,008	12,672	65,813	78,485	223	(150)	1,041	1,114
Rydex SGI VT Multi-Hedge Strategies (Grandmaster ™)	(303)	11	1,304	1,012	—	(2,722)	—	(1)	(2,723)	(1,711)	24,430	22,719	—	(347)	1	(346)
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3 ™)	(235)	4	982	751	—	—	4,778	(5)	4,773	5,524	11,037	16,561	—	(1)	611	610
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity ™)	(614)	(351)	1,572	607	60	(8,858)	(26,722)	(60)	(35,580)	(34,973)	60,219	25,246	8	(1,130)	(3,449)	(4,571)
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus ™)	(321)	8	1,333	1,020	—	—	12,288	(25)	12,263	13,283	8,836	22,119	—	(4)	1,574	1,570
Rydex SGI VT Alternative Strategies Allocation (GrandMaster flex3 ™)	(134)	5	(96)	(225)	—	—	(1)	—	(1)	(226)	10,510	10,284	—	—	—	—
Rydex SGI VT Alternative Strategies Allocation (AdvantEdge ™)	(1,995)	(880)	(1,255)	(4,130)	47,506	—	(38,159)	(345)	9,002	4,872	129,526	134,398	4,990	(37)	(4,150)	803
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice ™) (January 27)*	(44)	(11)	72	17	—	(722)	6,875	(14)	6,139	6,156	—	6,156	—	(77)	710	633
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II ™)	(889)	112	(765)	(1,542)	6,872	(2,594)	7,444	(544)	11,178	9,636	92,138	101,774	709	(328)	779	1,160
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)	(223)	4	(179)	(398)	—	—	(444)	—	(444)	(842)	21,108	20,266	—	—	(44)	(44)
Rydex SGI VT Alternative Strategies Allocation (IQ Annuity ™)	(38)	(7)	127	82	—	(223)	4,309	(1)	4,085	4,167	1,021	5,188	—	(24)	458	434
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus ™) (Nov 4) *	—	—	4	4	—	—	496	(1)	495	499	—	499	—	—	52	52
Rydex SGI VT U.S. Long Short Momentum (AdvantEdge ™)	(384)	906	1,805	2,327	—	(484)	(138)	(55)	(677)	1,650	23,782	25,432	—	(60)	(5)	(65)
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice ™)	(362)	(440)	3,938	3,136	—	(489)	(4,383)	(15)	(4,887)	(1,751)	37,601	35,850	—	(61)	(555)	(616)
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice II ™)	(319)	(34)	3,173	2,820	—	—	6,234	(32)	6,202	9,022	21,999	31,021	—	(4)	746	742
Rydex SGI VT U.S. Long Short Momentum (IQ Annuity ™)	(636)	(1,626)	5,921	3,659	1,423	(21,627)	(5,704)	(116)	(26,024)	(22,365)	59,298	36,933	175	(2,615)	(718)	(3,158)
Rydex SGI VT U.S. Long Short Momentum (Grandmaster ™)	(14)	1,245	(1,051)	180	1	(3,731)	3,291	—	(439)	(259)	3,587	3,328	—	(442)	373	(69)

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Investor Class (continued):
Rydex SGI VT U.S. Long Short Momentum (GrandMaster flex3 ™)	$(178)	$(54)	$1,301	$1,069	$—	$—	$—	$(4)	$(4)	$1,065	$11,271	$12,336	—	—	(1)	(1)
Rydex SGI VT U.S. Long Short Momentum (Pinnacle Plus ™)	(208)	60	1,290	1,142	—	—	1	—	1	1,143	12,218	13,361	—	—	—	—
Rydex SGI VT Managed Futures Strategies (AdvantEdge ™)	(2,269)	(6,534)	3,290	(5,513)	160,452	(182)	(37,572)	(738)	121,960	116,447	58,359	174,806	18,832	(109)	(4,717)	14,006
Rydex SGI VT Managed Futures Strategies (AnnuiChoice ™)	(176)	(885)	80	(981)	—	(3,305)	13,664	(57)	10,302	9,321	442	9,763	—	(410)	1,492	1,082
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II ™)	(606)	(239)	(1,405)	(2,250)	8,143	(349)	3,100	(94)	10,800	8,550	51,786	60,336	964	(53)	362	1,273
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3 ™)	(62)	(454)	(113)	(629)	—	(34)	(9,689)	—	(9,723)	(10,352)	13,911	3,559	—	(4)	(1,126)	(1,130)
Rydex SGI VT Managed Futures Strategies (IQ Annuity ™)	(4,692)	(22,793)	94	(27,391)	—	(32,391)	49,246	(650)	16,205	(11,186)	66,385	55,199	—	(4,042)	3,117	(925)
Rydex SGI VT Managed Futures Strategies (Pinnacle Plus ™)	(51)	(403)	(117)	(571)	1,050	(30)	(11,114)	—	(10,094)	(10,665)	11,915	1,250	124	(3)	(1,302)	(1,181)

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™) (May 26)*	$541	$542	$1,728	$2,811	$32,502	$(325)	$(140)	$(157)	$31,880	$34,691	$—	$34,691	3,975	(57)	(17)	3,901
Touchstone Aggressive ETF (AnnuiChoice ™)	12,178	(31,382)	95,612	76,408	4,238	(12,073)	472,008	(251)	463,922	540,330	190,398	730,728	440	(1,301)	48,490	47,629
Touchstone Aggressive ETF (AnnuiChoice II ™) (April 24)*	7,827	46,722	101,906	156,455	17,500	(2,796)	448,199	(2,869)	460,034	616,489	—	616,489	1,409	(634)	47,987	48,762
Touchstone Aggressive ETF (AnnuiChoice II ™) (April 24)*	1,715	2,653	29,093	33,461	—	(2,264)	138,563	(104)	136,195	169,656	—	169,656	—	(216)	13,691	13,475
Touchstone Aggressive ETF (GrandMaster flex3 ™)	26,093	(237,576)	401,151	189,668	—	(407,536)	1,069,394	(692)	661,166	850,834	1,290,028	2,140,862	—	(47,843)	106,005	58,162
Touchstone Aggressive ETF (Grandmaster ™)	1,551	(5,572)	46,138	42,117	—	(36,972)	66,104	(15)	29,117	71,234	108,845	180,079	—	(3,645)	8,423	4,778
Touchstone Aggressive ETF (IQ Annuity ™)	27,371	(32,603)	496,783	491,551	—	(107,539)	114,743	(444)	6,760	498,311	2,590,884	3,089,195	—	(11,886)	10,060	(1,826)
Touchstone Aggressive ETF (IQ Advisor Standard™)	208	161	2,035	2,404	—	—	9,464	—	9,464	11,868	—	11,868	—	—	1,048	1,048
Touchstone Aggressive ETF (Pinnacle Plus ™)	2,399	(34,070)	95,609	63,938	—	(22,109)	142,608	(566)	119,933	183,871	104,355	288,226	—	(2,850)	18,917	16,067
Touchstone Baron Small Cap Growth (AdvantEdge ™)	(748)	(2,075)	19,786	16,963	152,592	—	1,318	(123)	153,787	170,750	16,020	186,770	17,996	(15)	142	18,123
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	(1,620)	(53,194)	95,174	40,360	31,800	(22,986)	42,884	(83)	51,615	91,975	109,874	201,849	4,290	(2,986)	4,508	5,812
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	(9,359)	(541,109)	799,340	248,872	4,288	(140,675)	(70,721)	(2,592)	(209,700)	39,172	970,617	1,009,789	332	(10,449)	(6,849)	(16,966)
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	(10,424)	(138,072)	327,429	178,933	968	(67,578)	69,951	(833)	2,508	181,441	635,075	816,516	102	(5,715)	4,573	(1,040)
Touchstone Baron Small Cap Growth (Grandmaster ™)	(6,201)	(99,353)	226,983	121,429	1,326	(72,686)	620,103	(193)	548,550	669,979	166,431	836,410	119	(6,601)	55,110	48,628
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	(35)	(16)	1,297	1,246	—	—	—	—	—	1,246	3,908	5,154	—	—	—	—
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	(1,051)	(12,803)	63,406	49,552	372	(2,633)	112,691	—	110,430	159,982	107,143	267,125	36	(209)	9,236	9,063
Touchstone Baron Small Cap Growth (IQ Annuity ™)	(28,871)	(188,449)	756,800	539,480	1,967	(179,842)	443,133	(1,052)	264,206	803,686	1,724,320	2,528,006	151	(14,118)	31,617	17,650
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	(5,126)	(27,413)	116,795	84,256	92	(15,658)	77,710	(519)	61,625	145,881	241,292	387,173	7	(1,164)	6,031	4,874
Touchstone Conservative ETF (AdavatEdge ™) (May 18)*	4,893	2,002	3,759	10,654	183,764	—	50	(672)	183,142	193,796	—	193,796	19,382	(68)	4	19,318
Touchstone Conservative ETF (AnnuiChoice ™)	16,232	10,743	56,801	83,776	127	(81,614)	50,446	(145)	(31,186)	52,590	695,104	747,694	12	(7,212)	5,331	(1,869)
Touchstone Conservative ETF (AnnuiChoice II ™) (April 24)*	18,625	7,332	18,093	44,050	191,459	(2,706)	467,308	(2,546)	653,515	697,565	—	697,565	17,961	(471)	44,296	61,786
Touchstone Conservative ETF (AnnuiChoice II ™) (April 24)*	233	119	813	1,165	—	—	9,809	(46)	9,763	10,928	—	10,928	—	(4)	975	971
Touchstone Conservative ETF (AnnuiChoice II ™) (April 24)*	5,504	3,056	20,289	28,849	—	(12,854)	256,856	(283)	243,719	272,568	—	272,568	—	(1,290)	25,534	24,244
Touchstone Conservative ETF (GrandMaster flex3 ™)	6,230	(50,971)	64,168	19,427	—	(120,064)	36,279	(497)	(84,282)	(64,855)	409,059	344,204	—	(12,143)	2,706	(9,437)
Touchstone Conservative ETF (Grandmaster ™)	12,184	4,429	40,954	57,567	—	(11,894)	66,726	(97)	54,735	112,302	542,174	654,476	—	(1,137)	6,120	4,983
Touchstone Conservative ETF (IQ Advisor Standard ™)	3,481	1,271	8,332	13,084	—	—	3,134	—	3,134	16,218	115,763	131,981	—	—	275	275
Touchstone Conservative ETF (IQ Annuity ™)	27,324	(42,215)	100,489	85,598	17,742	(151,954)	342,653	(1,657)	206,784	292,382	1,006,313	1,298,695	1,669	(14,820)	29,981	16,830
Touchstone Conservative ETF (Pinnacle Plus ™)	2,676	(9,466)	18,326	11,536	—	(573)	16,956	(40)	16,343	27,879	127,873	155,752	—	(57)	1,418	1,361
Touchstone Core Bond (AdvantEdge ™)	2,299	62	2,038	4,399	35,472	(163)	1,230	(222)	36,317	40,716	18,363	59,079	3,460	(36)	118	3,542
Touchstone Core Bond (AnnuiChoice ™)	37,784	(17,437)	114,532	134,879	3,292	(269,511)	(30,433)	(2,177)	(298,829)	(163,950)	1,151,792	987,842	271	(21,135)	(2,629)	(23,493)
Touchstone Core Bond (AnnuiChoice II ™)	5,848	62	4,560	10,470	82,025	—	(4,683)	(129)	77,213	87,683	52,161	139,844	7,448	(11)	(428)	7,009
Touchstone Core Bond (GrandMaster flex3 ™)	16,581	(10,216)	52,571	58,936	—	(66,166)	778	(1,711)	(67,099)	(8,163)	499,323	491,160	—	(6,176)	266	(5,910)
Touchstone Core Bond (Grandmaster ™)	19,868	(2,186)	41,618	59,300	—	(73,332)	101,616	(130)	28,154	87,454	449,804	537,258	—	(6,463)	8,765	2,302
Touchstone Core Bond (IQ Annuity ™)	18,050	(4,051)	61,738	75,737	1	(93,253)	(32,535)	(642)	(126,429)	(50,692)	596,911	546,219	—	(7,613)	(2,355)	(9,968)
Touchstone Core Bond (Pinnacle Plus ™)	9,267	(23,785)	60,450	45,932	36	(11,479)	(314,319)	(834)	(326,596)	(280,664)	613,955	333,291	3	(1,185)	(30,014)	(31,196)
Touchstone Core Bond (IQ Advisor Standard ™)	10,186	(2,230)	26,843	34,799	—	(29,982)	(40,131)	—	(70,113)	(35,314)	275,274	239,960	—	(2,507)	(3,586)	(6,093)
Touchstone Mid Cap Growth (AdvantEdge ™)	(211)	(78)	5,047	4,758	4,000	—	—	(19)	3,981	8,739	12,019	20,758	493	(3)	1	491
Touchstone Mid Cap Growth (AnnuiChoice ™)	(17,927)	(824,865)	1,471,388	628,596	23,138	(375,258)	(126,317)	(5,246)	(483,683)	144,913	1,908,937	2,053,850	2,036	(28,848)	(11,920)	(38,732)
Touchstone Mid Cap Growth (AnnuiChoice II ™)	(8,217)	(33,741)	302,715	260,757	126,644	(45)	9,002	(553)	135,048	395,805	665,104	1,060,909	13,785	(68)	956	14,673
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	(4,769)	(83,082)	192,003	104,152	10	(32,867)	5,942	(762)	(27,677)	76,475	303,216	379,691	2	(3,166)	738	(2,426)
Touchstone Mid Cap Growth (Grandmaster ™)	(1,550)	(43,041)	83,613	39,022	—	(1,614)	(20,554)	(80)	(22,248)	16,774	115,763	132,537	—	(168)	(1,864)	(2,032)
Touchstone Mid Cap Growth (IQ Annuity ™)	(8,398)	(378,326)	568,065	181,341	3,391	(93,056)	(133,944)	(876)	(224,485)	(43,144)	743,485	700,341	289	(7,949)	(13,838)	(21,498)
Touchstone Mid Cap Growth (Pinnacle Plus ™)	(5,075)	(85,771)	199,919	109,073	1,877	(12,508)	97,378	(536)	86,211	195,284	231,938	427,222	128	(1,045)	8,242	7,325
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	(106)	(51,308)	52,924	1,510	—	(888)	(49,472)	—	(50,360)	(48,850)	52,514	3,664	—	(93)	(4,996)	(5,089)
Touchstone Large Cap Core Equity (AdvantEdge ™) (June 2)*	82	6	816	904	4,000	—	6,600	(8)	10,592	11,496	—	11,496	496	(1)	859	1,354
Touchstone Large Cap Core Equity (AnnuiChoice ™)	5,076	(165,719)	362,803	202,160	3,714	(237,301)	366,170	(3,557)	129,026	331,186	890,737	1,221,923	473	(29,868)	42,671	13,276
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	802	(17,753)	51,694	34,743	42,986	(8,617)	5,810	(210)	39,969	74,712	147,441	222,153	5,021	(1,009)	597	4,609
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	(654)	(42,420)	134,594	91,520	139	(47,675)	56,324	(2,917)	5,871	97,391	423,599	520,990	69	(6,067)	6,359	361
Touchstone Large Cap Core Equity (Grandmaster ™)	8,155	(28,851)	167,041	146,345	3,266	(110,902)	1,202,568	(281)	1,094,651	1,240,996	101,864	1,342,860	365	(11,565)	129,703	118,503
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	128	(712)	4,363	3,779	745	(1,503)	1	—	(757)	3,022	16,249	19,271	91	(165)	—	(74)
Touchstone Large Cap Core Equity (IQ Annuity ™)	(1,334)	(97,645)	235,554	136,575	1,616	(130,309)	(17,931)	(942)	(147,566)	(10,991)	735,226	724,235	219	(16,177)	(2,492)	(18,450)
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	52	(15,507)	91,746	76,291	162	(13,039)	154,222	(353)	140,992	217,283	288,567	505,850	16	(1,405)	15,371	13,982
Touchstone Enhanced ETF (AdvantEdge ™)	7,297	(2,501)	27,635	32,431	195,829	—	1,381	(81)	197,129	229,560	117,297	346,857	23,059	(10)	190	23,239
Touchstone Enhanced ETF (AnnuiChoice ™)	13,260	(89,010)	183,687	107,937	6,350	(73,406)	67,146	(319)	(229)	107,708	522,097	629,805	690	(8,560)	7,713	(157)

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Enhanced ETF (AnnuiChoice II ™) (April 24)*	$2,335	$118	$15,867	$18,320	$10,000	$—	$74,269	$(139)	$84,130	$102,450	$—	$102,450	914	(12)	7,209	8,111
Touchstone Enhanced ETF (GrandMaster flex3 ™)	9,031	(2,909,831)	3,089,018	188,218	69,553	(303,909)	(2,662,045)	(1,341)	(2,897,742)	(2,709,524)	4,244,090	1,534,566	7,176	(33,309)	(318,694)	(344,827)
Touchstone Enhanced ETF (Grandmaster ™)	2,792	(551,819)	560,097	11,070	—	(48,798)	(418,739)	(80)	(467,617)	(456,547)	745,868	289,321	—	(6,126)	(52,147)	(58,273)
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	838	(158)	5,836	6,516	—	—	1	—	1	6,517	30,745	37,262	—	—	—	—
Touchstone Enhanced ETF (IQ Advisor Standard ™)	3,924	(2,366)	26,921	28,479	—	(1,368)	—	—	(1,368)	27,111	134,822	161,933	—	(153)	—	(153)
Touchstone Enhanced ETF (IQ Annuity ™)	56,255	(925,605)	1,482,014	612,664	27,759	(134,876)	(831,685)	(1,043)	(939,845)	(327,181)	4,018,529	3,691,348	2,806	(14,700)	(98,320)	(110,214)
Touchstone Enhanced ETF (Pinnacle Plus ™)	5,658	(20,875)	78,188	62,971	—	(17,188)	237,522	(366)	219,968	282,939	32,710	315,649	—	(1,754)	28,612	26,858
Touchstone High Yield (AnnuiChoice ™)	23,272	(59,481)	157,297	121,088	493	(144,612)	179,188	(832)	34,237	155,325	307,122	462,447	36	(10,840)	11,818	1,014
Touchstone High Yield (AnnuiChoice II ™)	5,015	(52,674)	70,193	22,534	11,000	(3,027)	(259,903)	(25)	(251,955)	(229,421)	343,703	114,282	1,051	(352)	(34,225)	(33,526)
Touchstone High Yield (GrandMaster flex3 ™)	16,568	(413,104)	507,873	111,337	90	(361,078)	(3,068,080)	(1,083)	(3,430,151)	(3,318,814)	3,959,313	640,499	9	(32,893)	(303,497)	(336,381)
Touchstone High Yield (Grandmaster ™)	7,312	(40,239)	95,088	62,161	—	(51,903)	(352,964)	(99)	(404,966)	(342,805)	531,856	189,051	—	(4,521)	(41,643)	(46,164)
Touchstone High Yield (IQ Annuity ™)	71,339	(206,164)	456,356	321,531	5,191	(137,093)	681,720	(1,305)	548,513	870,044	614,403	1,484,447	465	(11,031)	48,825	38,259
Touchstone High Yield (IQ Advisor Standard™)	10,698	10,713	12,934	34,345	—	(3,806)	165,376	—	161,570	195,915	—	195,915	—	(309)	15,301	14,992
Touchstone High Yield (Pinnacle Plus ™)	23,627	(13,126)	128,851	139,352	—	(23,601)	136,350	(854)	111,895	251,247	272,363	523,610	—	(2,052)	11,984	9,932
Touchstone High Yield (AdvantEdge ™) (July 8)*	9,826	595	(4,358)	6,063	—	(4,489)	175,501	(20)	170,992	177,055	—	177,055	—	(420)	16,421	16,001
Touchstone Moderate ETF (AdvantEdge ™)	8,580	(450)	13,559	21,689	204,588	(693)	15	(193)	203,717	225,406	137,562	362,968	21,646	(97)	2	21,551
Touchstone Moderate ETF (AnnuiChoice ™)	71,335	(179,645)	614,291	505,981	12,149	(451,708)	(81,505)	(5,201)	(526,265)	(20,284)	3,483,830	3,463,546	1,294	(44,763)	(9,547)	(53,016)
Touchstone Moderate ETF (AnnuiChoice II ™)	41,657	(4,033)	165,734	203,358	516,114	(3,788)	926,029	(5,202)	1,433,153	1,636,511	45,402	1,681,913	56,049	(1,004)	119,015	174,060
Touchstone Moderate ETF (AnnuiChoice II ™) (April 24)*	684	39	4,657	5,380	—	—	28,537	(16)	28,521	33,901	—	33,901	—	(1)	2,829	2,828
Touchstone Moderate ETF (AnnuiChoice II ™) (April 24)*	427	31	3,052	3,510	—	—	18,737	(30)	18,707	22,217	—	22,217	—	(3)	1,858	1,855
Touchstone Moderate ETF (GrandMaster flex3 ™)	56,618	(254,705)	786,854	588,767	322,093	(869,827)	(284,412)	(2,290)	(834,436)	(245,669)	4,181,332	3,935,663	30,152	(87,018)	(26,658)	(83,524)
Touchstone Moderate ETF (Grandmaster ™)	2,309	(49,135)	100,568	53,742	—	(197,839)	3,608	(126)	(194,357)	(140,615)	370,410	229,795	—	(19,501)	1,171	(18,330)
Touchstone Moderate ETF (IQ Annuity ™)	39,586	(51,000)	334,293	322,879	71,802	(225,327)	(31,147)	(2,995)	(187,667)	135,212	2,204,747	2,339,959	7,242	(23,253)	(3,573)	(19,584)
Touchstone Moderate ETF (Pinnacle Plus ™)	13,132	(86,250)	204,270	131,152	—	(210,887)	477,034	(1,032)	265,115	396,267	402,514	798,781	—	(21,358)	52,575	31,217
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	934	(23)	4,752	5,663	—	—	2	—	2	5,665	34,315	39,980	—	—	—	—
Touchstone Moderate ETF (IQ Advisor Standard ™)	3,202	(187)	15,299	18,314	—	(2,000)	15,293	—	13,293	31,607	94,420	126,027	—	(190)	1,528	1,338
Touchstone Money Market (AdvantEdge ™)	(7,887)	—	—	(7,887)	2,613,986	(35,013)	(1,406,018)	(258)	1,172,697	1,164,810	190,748	1,355,558	258,981	(3,501)	(139,332)	116,148
Touchstone Money Market (AnnuiChoice ™)	(11,679)	—	—	(11,679)	—	(1,731,628)	4,629,916	(8,946)	2,889,342	2,877,663	60,619	2,938,282	—	(151,392)	402,326	250,934
Touchstone Money Market (AnnuiChoice II ™) (April 24)*	(11,573)	—	—	(11,573)	178,431	(128,502)	2,553,405	(780)	2,602,554	2,590,981	—	2,590,981	17,859	(13,787)	256,115	260,187
Touchstone Money Market (Grandmaster ™)	(35,413)	—	13	(35,400)	35,381	(2,029,709)	(1,353,391)	(3,856)	(3,351,575)	(3,386,975)	9,087,016	5,700,041	3,196	(183,745)	(122,966)	(303,515)
Touchstone Money Market (GrandMaster flex3™)	(21,871)	—	—	(21,871)	107,438	(2,661,293)	4,547,402	(2,746)	1,990,801	1,968,930	—	1,968,930	9,907	(244,537)	416,191	181,561
Touchstone Money Market (IQ Advisor Standard ™) (April 24)*	20	—	—	20	371,587	(76,366)	205,588	—	500,809	500,829	—	500,829	37,141	(7,632)	20,592	50,101
Touchstone Money Market (IQ Annuity ™)	(4,740)	—	—	(4,740)	—	(306,380)	(35,000)	(611)	(341,991)	(346,731)	649,089	302,358	—	(27,748)	(3,425)	(31,173)
Touchstone Money Market (IQ3 ™) (April 24)*	(34,638)	—	—	(34,638)	129,845	(890,263)	5,328,459	(5,142)	4,562,899	4,528,261	—	4,528,261	11,741	(81,029)	480,856	411,568
Touchstone Money Market (Pinnacle Plus ™) (April 24)*	(26,140)	—	—	(26,140)	12,142	(147,597)	2,922,778	(2,236)	2,785,087	2,758,947	—	2,758,947	1,221	(15,012)	291,855	278,064
Touchstone Third Avenue Value (AdvantEdge ™)	7,028	30,615	24,808	62,451	427,116	—	3,501	(33)	430,584	493,035	19,496	512,531	58,306	(5)	690	58,991
Touchstone Third Avenue Value (AnnuiChoice ™)	26,249	(1,690,242)	2,499,384	835,391	42,019	(857,959)	(388,538)	(9,812)	(1,214,290)	(378,899)	3,624,309	3,245,410	3,348	(63,331)	(33,430)	(93,413)
Touchstone Third Avenue Value (AnnuiChoice II ™)	8,689	(41,881)	225,637	192,445	142,776	(16,079)	50,524	(882)	176,339	368,784	525,970	894,754	20,032	(3,480)	8,669	25,221
Touchstone Third Avenue Value (GrandMaster flex3 ™)	5,729	(1,185,146)	1,531,775	352,358	5,294	(452,512)	(446,504)	(1,994)	(895,716)	(543,358)	2,375,407	1,832,049	624	(46,254)	(49,650)	(95,280)
Touchstone Third Avenue Value (Grandmaster ™)	7,580	(324,375)	589,029	272,234	490	(157,243)	(30,886)	(457)	(188,096)	84,138	1,130,042	1,214,180	54	(16,222)	(4,256)	(20,424)
Touchstone Third Avenue Value (IQ Annuity ™)	14,936	(576,590)	1,215,360	653,706	104,522	(436,039)	(92,144)	(3,149)	(426,810)	226,896	2,644,719	2,871,615	9,176	(38,247)	(10,894)	(39,965)
Touchstone Third Avenue Value (Pinnacle Plus ™)	4,168	(319,911)	568,433	252,690	14,514	(89,336)	121,850	(1,072)	45,956	298,646	775,034	1,073,680	1,131	(7,369)	11,160	4,922
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	51	244	740	1,035	—	—	1	—	1	1,036	3,413	4,449	—	—	—	—
Touchstone Third Avenue Value (IQ Advisor Standard ™)	7,844	(35,340)	182,231	154,735	372	(5,281)	(37,362)	—	(42,271)	112,464	498,876	611,340	40	(510)	(2,752)	(3,222)
Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice ™) (April 24)*	(1,235)	4,698	42,430	45,893	—	(6,454)	144,131	(364)	137,313	183,206	—	183,206	—	(598)	14,508	13,910
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™) (April 24)*	(4,475)	22,217	88,364	106,106	—	(15,066)	290,816	(317)	275,433	381,539	—	381,539	—	(1,286)	30,366	29,080
JP Morgan IT Mid Cap Value (Grandmaster ™) (April 24)*	(491)	176	13,590	13,275	—	(196)	45,615	(15)	45,404	58,679	—	58,679	—	(19)	4,485	4,466
JP Morgan IT Mid Cap Value (IQ3 ™) (April 24)*	(1,302)	7,104	27,376	33,178	—	(46,450)	131,633	(156)	85,027	118,205	—	118,205	—	(3,938)	12,941	9,003
JP Morgan IT Mid Cap Value (Pinnacle Plus ™) (April 24)*	(1,885)	691	41,985	40,791	—	(1,265)	142,825	(99)	141,461	182,252	—	182,252	—	(113)	14,016	13,903
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	79,288	(787,609)	3,003,201	2,294,880	80,779	(1,922,768)	(456,826)	(6,960)	(2,305,775)	(10,895)	10,351,819	10,340,924	2,044	(55,919)	(16,234)	(70,109)
Fidelity VIP Growth (Grandmaster ™)	(51,739)	(22,976)	1,551,998	1,477,283	—	(783,902)	(107,466)	(5,804)	(897,172)	580,111	6,283,775	6,863,886	—	(20,366)	(3,226)	(23,592)
Fidelity VIP High Income (Grandmaster ™)	194,546	(322,902)	1,094,791	966,435	2,399	(626,108)	764,275	(1,489)	139,077	1,105,512	2,038,612	3,144,124	155	(39,906)	52,846	13,095

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Initial Class (continued):
Fidelity VIP II Asset Manager (Grandmaster ™)	$80,201	$(333,239)	$1,877,735	$1,624,697	$30,366	$(937,443)	$24,233	$(5,372)	$(888,216)	$736,481	$6,672,336	$7,408,817	982	(31,150)	(1,193)	(31,361)
Fidelity VIP II Contrafund (Grandmaster ™)	1,893	(2,187,708)	4,993,899	2,808,084	56,102	(1,598,557)	(1,520,761)	(8,308)	(3,071,524)	(263,440)	12,411,057	12,147,617	2,083	(53,678)	(73,084)	(124,679)
Fidelity VIP II Index 500 (Grandmaster ™)	50,352	160,108	752,186	962,646	—	(621,245)	(230,948)	(3,856)	(856,049)	106,597	4,793,326	4,899,923	—	(27,521)	(13,387)	(40,908)
Fidelity VIP II Index 500 (IQ Annuity ™)	2,523	14,350	66,405	83,278	—	(148,228)	(1,960)	(462)	(150,650)	(67,372)	410,291	342,919	—	(18,942)	(296)	(19,238)
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	42,849	(7,810)	34,884	69,923	—	(145,424)	(68,615)	(1,621)	(215,660)	(145,737)	603,769	458,032	—	(14,239)	(6,665)	(20,904)
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	6,647	(22)	4,590	11,215	—	—	(1)	(12)	(13)	11,202	77,928	89,130	—	(1)	—	(1)
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	281,252	(46,840)	224,860	459,272	—	(486,388)	(292,700)	(1,726)	(780,814)	(321,542)	3,745,784	3,424,242	—	(15,710)	(9,924)	(25,634)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	47,617	(12,937)	41,034	75,714	—	(172,250)	(73,266)	(1,437)	(246,953)	(171,239)	709,350	538,111	—	(17,158)	(7,364)	(24,522)
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	87,384	(6,880)	71,238	151,742	—	(260,880)	(33,922)	(655)	(295,457)	(143,715)	1,226,267	1,082,552	—	(17,667)	(2,421)	(20,088)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	10,027	409	8,314	18,750	—	(46,001)	(6,355)	(227)	(52,583)	(33,833)	143,182	109,349	—	(4,221)	(660)	(4,881)
Fidelity VIP III Balanced (Grandmaster ™)	4,613	(67,407)	280,787	217,993	—	(165,732)	(52,629)	(512)	(218,873)	(880)	722,083	721,203	—	(13,587)	(4,269)	(17,856)
Fidelity VIP III Growth & Income (Grandmaster ™)	(4,514)	(227,185)	559,144	327,445	1,946	(259,650)	(121,995)	(1,124)	(380,823)	(53,378)	1,708,655	1,655,277	161	(22,143)	(12,552)	(34,534)
Fidelity VIP III Growth Opportunities (Grandmaster ™)	(3,841)	(62,913)	220,247	153,493	1,322	(69,660)	(37,009)	(601)	(105,948)	47,545	424,039	471,584	184	(9,203)	(5,704)	(14,723)
Fidelity VIP Overseas (AnnuiChoice ™)	2,111	(37,935)	67,921	32,097	—	(20,897)	(13,274)	(773)	(34,944)	(2,847)	167,896	165,049	—	(3,788)	(2,330)	(6,118)
Fidelity VIP Overseas (AnnuiChoice II ™)	795	(1,212)	13,803	13,386	—	(591)	—	(145)	(736)	12,650	53,915	66,565	—	(118)	—	(118)
Fidelity VIP Overseas (Grandmaster ™)	30,885	(188,528)	777,340	619,697	—	(424,695)	(89,886)	(2,459)	(517,040)	102,657	3,085,156	3,187,813	—	(20,600)	(4,663)	(25,263)
Fidelity VIP Overseas (Grandmaster flex3 ™)	267	(292)	5,897	5,872	—	(45)	(2,493)	(74)	(2,612)	3,260	28,645	31,905	—	(21)	(497)	(518)
Fidelity VIP Overseas (IQ Annuity ™)	48	(44,493)	57,918	13,473	—	(31,552)	(23,360)	(90)	(55,002)	(41,529)	84,953	43,424	—	(4,498)	(4,055)	(8,553)
Fidelity VIP Overseas (Pinnacle Plus ™)	589	(22,279)	44,126	22,436	—	(17,731)	(6,935)	(235)	(24,901)	(2,465)	108,283	105,818	—	(2,487)	(1,492)	(3,979)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	1,782	(176,219)	256,113	81,676	2,448	(145,723)	(40,338)	(258)	(183,871)	(102,195)	467,884	365,689	266	(18,148)	(5,513)	(23,395)
Fidelity VIP Growth (IQ Annuity ™)	(3,244)	(8,593)	84,720	72,883	—	(60,095)	(17)	(366)	(60,478)	12,405	306,406	318,811	—	(9,131)	(3)	(9,134)
Fidelity VIP High Income (IQ Annuity ™)	63,386	65,891	101,224	230,501	6,472	(174,913)	382,874	(271)	214,162	444,663	576,277	1,020,940	704	(20,827)	39,242	19,119
Fidelity VIP II Asset Manager (IQ Annuity ™)	788	(30,509)	53,539	23,818	1,723	(11,500)	(67,669)	(86)	(77,532)	(53,714)	161,722	108,008	161	(1,174)	(7,832)	(8,845)
Fidelity VIP II Contrafund (IQ Annuity ™)	(2,122)	(617,706)	809,729	189,901	11,673	(231,193)	(229,401)	(639)	(449,560)	(259,659)	1,049,259	789,600	1,049	(22,254)	(25,239)	(46,444)
Fidelity VIP III Balanced (IQ Annuity ™)	525	(2,989)	30,846	28,382	—	(4,331)	(9,155)	(83)	(13,569)	14,813	85,984	100,797	—	(480)	(1,037)	(1,517)
Fidelity VIP III Growth & Income (IQ Annuity ™)	(844)	(22,298)	47,967	24,825	—	(36,593)	(32,583)	(124)	(69,300)	(44,475)	124,814	80,339	—	(4,562)	(4,111)	(8,673)
Fidelity VIP III Growth Opportunities (IQ Annuity ™)	(351)	(10,834)	21,301	10,116	—	(6,725)	26,805	(33)	20,047	30,163	13,513	43,676	—	(1,231)	5,192	3,961
Fidelity VIP III Mid Cap (Grandmaster ™)	(4,361)	(230,707)	739,891	504,823	—	(247,363)	(50,521)	(856)	(298,740)	206,083	1,533,817	1,739,900	—	(10,348)	(2,299)	(12,647)
Fidelity VIP III Mid Cap (IQ Annuity ™)	(3,115)	(145,146)	408,029	259,768	1,584	(107,217)	(75,944)	(462)	(182,039)	77,729	856,019	933,748	62	(4,150)	(3,851)	(7,939)
Fidelity VIP Overseas (IQ Annuity ™)	348	(18,480)	29,404	11,272	—	(7,698)	(15,442)	(48)	(23,188)	(11,916)	65,542	53,626	—	(904)	(1,567)	(2,471)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AdvantEdge ™)	998	(254)	11,986	12,730	62,397	—	635	(123)	62,909	75,639	13,977	89,616	7,764	(14)	72	7,822
Fidelity VIP Asset Manager (AnnuiChoice ™)	3,632	(22,920)	94,179	74,891	175	(29,629)	(36,579)	(553)	(66,586)	8,305	310,836	319,141	21	(2,811)	(3,919)	(6,709)
Fidelity VIP Asset Manager (AnnuiChoice II ™)	180	(1,353)	7,962	6,789	62,138	(11,398)	(19,953)	(44)	30,743	37,532	16,105	53,637	6,333	(1,071)	(2,149)	3,113
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	1,205	(58,857)	97,770	40,118	180	(10,915)	(100,656)	(191)	(111,582)	(71,464)	272,139	200,675	16	(1,079)	(11,790)	(12,853)
Fidelity VIP Asset Manager (IQ3 ™)	2,330	(38,108)	95,152	59,374	16,217	(37,785)	(45,329)	(507)	(67,404)	(8,030)	294,492	286,462	1,517	(4,082)	(5,108)	(7,673)
Fidelity VIP Asset Manager (Pinnacle Plus ™)	499	(19,894)	44,324	24,929	—	(14,001)	(7,536)	(339)	(21,876)	3,053	106,930	109,983	—	(1,470)	(708)	(2,178)
Fidelity VIP Balanced (AdvantEdge ™)	621	(93)	15,734	16,262	56,915	—	(698)	(127)	56,090	72,352	13,818	86,170	7,310	(14)	(76)	7,220
Fidelity VIP Balanced (AnnuiChoice ™)	5,568	(43,339)	189,636	151,865	1,796	(76,472)	70,659	(945)	(4,962)	146,903	453,129	600,032	213	(8,266)	6,281	(1,772)
Fidelity VIP Balanced (AnnuiChoice II ™)	1,281	(3,448)	36,866	34,699	45,482	(707)	22,341	(121)	66,995	101,694	50,098	151,792	5,284	(113)	3,061	8,232
Fidelity VIP Balanced (GrandMaster flex3 ™)	1,296	(10,130)	95,333	86,499	1,884	(34,677)	20,030	(346)	(13,109)	73,390	244,485	317,875	175	(3,235)	1,851	(1,209)
Fidelity VIP Balanced (Grandmaster ™)	6,021	(102,042)	355,424	259,403	125	(29,450)	(132,160)	(142)	(161,627)	97,776	848,193	945,969	16	(2,863)	(15,649)	(18,496)
Fidelity VIP Balanced (IQ3 ™)	3,806	(51,777)	155,532	107,561	3,178	(74,254)	120,515	(740)	48,699	156,260	384,816	541,076	351	(9,747)	10,856	1,460
Fidelity VIP Balanced (Pinnacle Plus ™)	1,286	(9,482)	69,517	61,321	—	(6,207)	78,129	(502)	71,420	132,741	126,641	259,382	—	(669)	8,224	7,555
Fidelity VIP Balanced (IQ Advisor Standard ™)	1,876	(1,261)	40,604	41,219	—	(2,621)	—	—	(2,621)	38,598	111,372	149,970	—	(271)	1	(270)
Fidelity VIP Contrafund (AdvantEdge ™)	90	(39,086)	104,225	65,229	101,390	(7,216)	78,537	(755)	171,956	237,185	102,883	340,068	15,419	(1,169)	10,059	24,309
Fidelity VIP Contrafund (AnnuiChoice ™)	4,252	(2,639,618)	3,457,749	822,383	17,935	(674,470)	(1,057,162)	(8,579)	(1,722,276)	(899,893)	4,664,610	3,764,717	1,775	(63,107)	(128,422)	(189,754)
Fidelity VIP Contrafund (AnnuiChoice II ™)	4,577	(197,141)	468,673	276,109	661,315	(118,210)	40,943	(1,675)	582,373	858,482	597,278	1,455,760	82,416	(17,479)	4,624	69,561
Fidelity VIP Contrafund (GrandMaster flex3 ™)	(12,035)	(1,975,835)	2,428,597	440,727	20,547	(822,775)	(1,277,822)	(3,456)	(2,083,506)	(1,642,779)	4,124,872	2,482,093	2,383	(85,347)	(140,912)	(223,876)
Fidelity VIP Contrafund (IQ3 ™)	(10,539)	(798,894)	1,881,851	1,072,418	55,254	(444,547)	(155,473)	(3,410)	(548,176)	524,242	3,580,321	4,104,563	5,542	(40,872)	(14,848)	(50,178)
Fidelity VIP Contrafund (Pinnacle Plus ™)	(5,207)	(590,708)	909,633	313,718	8,734	(155,174)	39,278	(1,317)	(108,479)	205,239	1,196,006	1,401,245	717	(14,128)	(413)	(13,824)
Fidelity VIP Contrafund (IQ Advisor Standard ™)	198	(24,344)	51,129	26,983	372	(40,963)	(8,945)	—	(49,536)	(22,553)	88,489	65,936	39	(3,247)	(870)	(4,078)
Fidelity VIP Disciplined Small Cap (AdvantEdge™)	(11)	2	330	321	1,500	—	—	(3)	1,497	1,818	—	1,818	212	—	—	212
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	(956)	(47,851)	71,715	22,908	84	(39,975)	21,283	(356)	(18,964)	3,944	137,916	141,860	15	(6,991)	3,518	(3,458)

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	$(9)	$(1,497)	$2,551	$1,045	$24,467	$(10,523)	$136	$(14)	$14,066	$15,111	$2,649	$17,760	3,605	(1,573)	21	2,053
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	(515)	(5,380)	14,534	8,639	—	(654)	4,605	(29)	3,922	12,561	44,260	56,821	—	(123)	630	507
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	(687)	(6,716)	18,346	10,943	—	(3,663)	(1,674)	(77)	(5,414)	5,529	49,359	54,888	—	(569)	(54)	(623)
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	(1,313)	(30,589)	51,508	19,606	1,149	(29,549)	(14,872)	(148)	(43,420)	(23,814)	108,490	84,676	215	(4,628)	(2,080)	(6,493)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	(472)	(11,758)	18,155	5,925	—	(413)	(29,613)	(19)	(30,045)	(24,120)	37,376	13,256	—	(74)	(4,437)	(4,511)
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice ™)	(404)	(9,518)	21,704	11,782	—	(10,172)	(4,328)	(75)	(14,575)	(2,793)	41,417	38,624	—	(1,016)	(377)	(1,393)
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice II ™)	(588)	(3,021)	20,377	16,768	11,945	—	(3,644)	(324)	7,977	24,745	35,858	60,603	1,838	(43)	(404)	1,391
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 ™)	(305)	(6,810)	12,409	5,294	—	(1,611)	(864)	(21)	(2,496)	2,798	20,093	22,891	—	(243)	(102)	(345)
Fidelity VIP Dynamic Capital Appreciation (Grandmaster ™)	(240)	(14,603)	18,911	4,068	—	(12,079)	7,865	(18)	(4,232)	(164)	23,682	23,518	—	(1,449)	743	(706)
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity ™)	(794)	(376)	18,265	17,095	—	—	11,407	(121)	11,286	28,381	49,814	78,195	—	(13)	1,062	1,049
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus ™)	(1,830)	(5,226)	40,443	33,387	—	(1,828)	(1,971)	(502)	(4,301)	29,086	102,917	132,003	—	(221)	(253)	(474)
Fidelity VIP Equity-Income (AdvantEdge ™) (February 9)*	213	232	3,711	4,156	21,757	(163)	(924)	(132)	20,538	24,694	—	24,694	3,350	(41)	(131)	3,178
Fidelity VIP Equity-Income (AnnuiChoice ™)	12,581	(528,087)	864,930	349,424	14,891	(363,108)	(291,870)	(3,170)	(643,257)	(293,833)	1,731,056	1,437,223	1,817	(42,789)	(38,763)	(79,735)
Fidelity VIP Equit-Income (AnnuiChoice II ™)	3,614	(60,976)	117,509	60,147	223,498	(51,341)	7,420	(153)	179,424	239,571	147,964	387,535	31,313	(7,793)	1,232	24,752
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	1,393	(209,367)	261,544	53,570	—	(60,508)	(34,819)	(1,315)	(96,642)	(43,072)	379,125	336,053	—	(9,317)	(5,609)	(14,926)
Fidelity VIP Equity-Income (IQ3 ™)	4,758	(279,978)	473,613	198,393	51,003	(149,266)	(67,465)	(794)	(166,522)	31,871	894,127	925,998	7,276	(19,662)	(10,552)	(22,938)
Fidelity VIP Equity-Income (Pinnacle Plus ™)	547	(93,104)	150,566	58,009	54	(44,216)	(29,274)	(336)	(73,772)	(15,763)	264,011	248,248	6	(4,561)	(3,620)	(8,175)
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	261	(752)	5,110	4,619	745	(1,407)	1	—	(661)	3,958	15,708	19,666	102	(163)	—	(61)
Fidelity Freedom 2010 (Adnavtedge ™)	4,710	(1,409)	10,639	13,940	84,894	—	3,549	(467)	87,976	101,916	58,639	160,555	9,147	(54)	387	9,480
Fidelity Freedom 2010 (AnnuiChoice ™)	123	(14)	714	823	—	(129)	—	(4)	(133)	690	3,628	4,318	—	(14)	—	(14)
Fidelity Freedom 2010 (AnnuiChoice II ™)	4,159	(518)	23,818	27,459	—	—	10,837	(157)	10,680	38,139	113,399	151,538	—	—	1,355	1,355
Fidelity Freedom 2010 (GrandMaster ™)	5,085	(30,996)	97,930	72,019	2,000	(184,176)	13,453	—	(168,723)	(96,704)	338,307	241,603	276	(20,335)	1,431	(18,628)
Fidelity Freedom 2010 (GrandmMaster flex3 ™)	2,943	(8,204)	27,195	21,934	—	—	(6,692)	(58)	(6,750)	15,184	109,631	124,815	—	(7)	(970)	(977)
Fidelity Freedom 2010 (IQ Annuity ™)	8,490	(13,120)	66,843	62,213	26,390	(24,329)	82	(100)	2,043	64,256	281,643	345,899	3,497	(3,305)	8	200
Fidelity Freedom 2010 (Pinnacle Plus ™)	156	29	1,063	1,248	—	—	1	—	1	1,249	5,707	6,956	—	—	—	—
Fidelity Freedom 2015 (AdvantEdge ™)	2,293	(93)	7,361	9,561	27,654	—	1,081	(230)	28,505	38,066	41,278	79,344	2,983	(28)	126	3,081
Fidelity Freedom 2015 (AnnuiChoice ™)	770	6	4,018	4,794	—	—	—	(122)	(122)	4,672	20,247	24,919	—	(15)	(1)	(16)
Fidelity Freedom 2015 (AnnuiChoice II ™)	5,827	(751)	31,802	36,878	—	—	13,327	(233)	13,094	49,972	145,970	195,942	—	—	1,706	1,706
Fidelity Freedom 2015 (GrandMaster ™) (August 7)*	629	4	648	1,281	—	—	18,091	—	18,091	19,372	—	19,372	—	—	2,137	2,137
Fidelity Freedom 2015 (IQ Annuity ™)	2,839	(13,276)	29,675	19,238	—	(22,101)	(1)	(85)	(22,187)	(2,949)	109,928	106,979	—	(3,149)	—	(3,149)
Fidelity Freedom 2015 (Pinnacle Plus ™)	2,002	(250)	13,245	14,997	—	—	(1)	(40)	(41)	14,956	65,397	80,353	—	(5)	—	(5)
Fidelity Freedom 2020 (AdvantEdge ™)	4,737	(476)	11,261	15,522	113,266	—	(374)	(428)	112,464	127,986	47,354	175,340	13,054	(54)	(41)	12,959
Fidelity Freedom 2020 (AnnuiChoice ™)	1,289	(71,818)	89,877	19,348	—	(40,809)	(78,679)	(488)	(119,976)	(100,628)	159,306	58,678	—	(5,634)	(10,915)	(16,549)
Fidelity Freedom 2020 (AnnuiChoice II ™)	14,687	(1,199)	65,105	78,593	225,367	(799)	11,329	(1,435)	234,462	313,055	229,519	542,574	27,518	(299)	1,722	28,941
Fidelity Freedom 2020 (GrandMaster ™)	552	(3,776)	11,638	8,414	—	(997)	(1,268)	—	(2,265)	6,149	22,932	29,081	—	(132)	132	—
Fidelity Freedom 2020 (GrandmMaster flex3 ™)	101	(12)	883	972	—	—	154	(10)	144	1,116	3,538	4,654	—	(2)	23	21
Fidelity Freedom 2020 (IQ Annuity ™)	777	(54)	6,619	7,342	—	—	1	(30)	(29)	7,313	27,540	34,853	—	(4)	—	(4)
Fidelity Freedom 2020 (Pinnacle Plus ™)	305	47	2,783	3,135	—	—	1	(2)	(1)	3,134	11,878	15,012	—	—	—	—
Fidelity Freedom 2025 (AnnuiChoice ™) (June 16)*	348	8	1,903	2,259	—	—	11,138	—	11,138	13,397	—	13,397	—	—	1,560	1,560
Fidelity Freedom 2025 (AnnuiChoice II ™)	3,565	(468)	29,948	33,045	—	(783)	11,563	(556)	10,224	43,269	103,570	146,839	—	(186)	1,817	1,631
Fidelity Freedom 2025 (GrandMaster ™)	36	(3)	314	347	—	—	(1)	(5)	(6)	341	1,242	1,583	—	(1)	—	(1)
Fidelity Freedom 2025 (Pinnacle Plus ™)	129	(14)	1,303	1,418	—	—	1	—	1	1,419	5,133	6,552	—	—	—	—
Fidelity Freedom 2030 (AnnuiChoice II ™)	2,590	(218)	46,583	48,955	—	(744)	16,020	(283)	14,993	63,948	145,315	209,263	—	(153)	2,708	2,555
Fidelity Freedom 2030 (GrandmMaster flex3 ™) (October 2)*	576	7	2,043	2,626	—	—	38,159	—	38,159	40,785	—	40,785	—	—	5,058	5,058
Fidelity Freedom 2030 (IQ Annuity ™)	272	(24)	5,590	5,838	3,900	—	—	(46)	3,854	9,692	17,247	26,939	581	(7)	—	574
Fidelity VIP Growth & Income (AdvantEdge ™)	(84)	5	4,306	4,227	10,564	—	64	(68)	10,560	14,787	13,329	28,116	1,457	(9)	8	1,456
Fidelity VIP Growth & Income (AnnuiChoice ™)	(754)	(54,302)	170,684	115,628	11,181	(120,560)	18,396	(1,089)	(92,072)	23,556	470,051	493,607	1,410	(16,444)	4,315	(10,719)
Fidelity VIP Growth & Income (AnnuiChoice II ™)	238	(7,201)	22,625	15,662	90,830	(17,423)	7,366	(190)	80,583	96,245	26,905	123,150	11,814	(2,420)	1,035	10,429
Fidelity VIP Growth & Income (GrandMaster flex3 ™)	(1,212)	(14,850)	54,828	38,766	1,660	(9,976)	(11,965)	(494)	(20,775)	17,991	165,050	183,041	199	(1,152)	(1,351)	(2,304)
Fidelity VIP Growth & Income (IQ3 ™)	(1,829)	(38,349)	107,401	67,223	458	(44,052)	369	(232)	(43,457)	23,766	306,237	330,003	59	(5,586)	(323)	(5,850)
Fidelity VIP Growth & Income (Pinnacle Plus ™)	(1,410)	(2,568)	45,021	41,043	—	(3,318)	(1)	(78)	(3,397)	37,646	167,645	205,291	—	(405)	(1)	(406)
Fidelity VIP Growth (AdvantEdge ™) (March 2)*	(71)	33	2,429	2,391	—	—	14,598	—	14,598	16,989	—	16,989	—	—	2,343	2,343
Fidelity VIP Growth (AnnuiChoice ™)	(4,420)	(71,264)	218,884	143,200	2,127	(61,411)	(85,987)	(1,971)	(147,242)	(4,042)	645,837	641,795	403	(10,660)	(16,106)	(26,363)
Fidelity VIP Growth (AnnuiChoice II ™)	(596)	(4,457)	30,991	25,938	160,979	(11,721)	(8,421)	(70)	140,767	166,705	52,505	219,210	20,100	(1,399)	(1,135)	17,566

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (GrandMaster ™)	$(5,165)	$(170,618)	$282,158	$106,375	$15,913	$(90,887)	$11,628	$(295)	$(63,641)	$42,734	$559,969	$602,703	2,383	(14,944)	(999)	(13,560)
Fidelity VIP Growth (GrandMaster flex3 ™)	(3,009)	(56,827)	117,209	57,373	23	(39,270)	(11,569)	(1,241)	(52,057)	5,316	231,017	236,333	4	(5,288)	(960)	(6,244)
Fidelity VIP Growth (IQ3 ™)	(5,282)	(127,101)	237,095	104,712	208	(105,696)	2,273	(337)	(103,552)	1,160	468,563	469,723	41	(18,308)	726	(17,541)
Fidelity VIP Growth (Pinnacle Plus ™)	(1,178)	(12,201)	33,281	19,902	72	(7,376)	(158)	(104)	(7,566)	12,336	84,756	97,092	8	(917)	(60)	(969)
Fidelity VIP Growth Opportunities (AdvantEdge ™) (February 9)*	(103)	139	3,231	3,267	13,034	—	(538)	(70)	12,426	15,693	—	15,693	2,236	(11)	(83)	2,142
Fidelity VIP Growth Opportunities (AnnuiChoice ™)	(948)	(51,745)	98,302	45,609	77	(11,250)	90,696	(418)	79,105	124,714	80,212	204,926	14	(1,529)	12,024	10,509
Fidelity VIP Growth Opportunities (AnnuiChoice II ™) (April 13)*	(68)	205	3,559	3,696	12,500	—	3,056	(77)	15,479	19,175	—	19,175	1,845	(9)	358	2,194
Fidelity VIP Growth Opportunities (GrandMaster flex3 ™)	(231)	(5,820)	12,235	6,184	—	(72)	(4,292)	(10)	(4,374)	1,810	19,217	21,027	—	(12)	(693)	(705)
Fidelity VIP Growth Opportunities (IQ3 ™)	(5,561)	(26,725)	148,731	116,445	8,778	(18,255)	558,659	(958)	548,224	664,669	62,311	726,980	1,166	(2,808)	82,054	80,412
Fidelity VIP Growth Opportunities (Pinnacle Plus ™)	(426)	(8,813)	19,849	10,610	—	(98)	6,572	(94)	6,380	16,990	24,275	41,265	—	(27)	699	672
Fidelity VIP Growth Opportunities (IQ Advisor Standard ™)	(317)	(6,886)	34,086	26,883	372	(4,260)	110,086	—	106,198	133,081	10,792	143,873	56	(547)	14,301	13,810
Fidelity VIP Growth (IQ Advisor Standard ™)	(8)	(11)	717	698	—	—	—	—	—	698	2,567	3,265	—	—	—	—
Fidelity VIP High Income (AdvantEdge ™) (February 9)*	95,146	12,168	54,327	161,641	68,085	(30,612)	1,402,469	—	1,439,942	1,601,583	—	1,601,583	7,358	(2,984)	144,691	149,065
Fidelity VIP High Income (AnnuiChoice ™)	88,780	83,275	150,861	322,916	7,319	(247,552)	387,284	(1,698)	145,353	468,269	894,999	1,363,268	630	(23,391)	29,660	6,899
Fidelity VIP High Income (AnnuiChoice II ™)	32,965	2,918	68,809	104,692	82,484	(69,411)	389,711	(12)	402,772	507,464	7,816	515,280	9,111	(7,660)	43,700	45,151
Fidelity VIP High Income (GrandMaster flex3 ™)	579,253	348,504	1,255,312	2,183,069	30,635	(1,091,489)	7,343,747	(1,741)	6,281,152	8,464,221	1,231,039	9,695,260	2,445	(96,568)	650,531	556,408
Fidelity VIP High Income (IQ3 ™)	120,955	70,062	273,592	464,609	—	(226,814)	938,964	(1,023)	711,127	1,175,736	801,973	1,977,709	—	(20,257)	79,008	58,751
Fidelity VIP High Income (Pinnacle Plus ™)	4,397	(5,975)	26,195	24,617	72	(8,277)	(4,530)	(55)	(12,790)	11,827	66,381	78,208	6	(792)	(382)	(1,168)
Fidelity VIP Index 500 (AdvantEdge ™)	307	(1,375)	7,244	6,176	20,000	—	(2,466)	(149)	17,385	23,561	10,137	33,698	2,601	(20)	(53)	2,528
Fidelity VIP Index 500 (AnnuiChoice ™)	13,095	(205,373)	427,673	235,395	520	(157,490)	37,012	(2,614)	(122,572)	112,823	1,025,782	1,138,605	70	(21,199)	4,314	(16,815)
Fidelity VIP Index 500 (IQ3 ™)	13,213	(441,037)	827,309	399,485	29,743	(110,746)	492,979	(2,185)	409,791	809,276	982,577	1,791,853	4,524	(14,369)	73,026	63,181
Fidelity VIP Index 500 (AnnuiChoice II ™)	5,541	(35,302)	101,081	71,320	145,285	(22,315)	78,231	(517)	200,684	272,004	190,053	462,057	21,265	(3,444)	11,571	29,392
Fidelity VIP Index 500 (Grandmaster ™)	9,475	(104,692)	317,590	222,373	940	(89,741)	(61,923)	(229)	(150,953)	71,420	1,040,394	1,111,814	165	(13,666)	(10,754)	(24,255)
Fidelity VIP Index 500 (Grandmaster flex3 ™)	2,680	(91,861)	165,691	76,510	1,655	(68,959)	77,000	(1,601)	8,095	84,605	282,467	367,072	265	(10,698)	12,526	2,093
Fidelity VIP Index 500 (IQ Advisor Standard ™)	5,571	(59,155)	136,388	82,804	745	(9,497)	132,364	—	123,612	206,416	172,275	378,691	125	(1,427)	22,225	20,923
Fidelity VIP Index 500 (Pinnacle Plus ™)	1,782	(63,593)	99,197	37,386	9,188	(26,909)	(14,127)	(240)	(32,088)	5,298	254,371	259,669	831	(2,955)	(2,939)	(5,063)
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	6,232	(63)	4,782	10,951	79,975	(163)	12,657	(396)	92,073	103,024	34,881	137,905	7,919	(53)	1,217	9,083
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	304,215	(70,723)	279,398	512,890	2,846	(522,805)	218,017	(10,500)	(312,442)	200,448	3,724,305	3,924,753	222	(38,933)	15,807	(22,904)
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	56,444	(12,423)	43,238	87,259	185,165	(13,010)	(27,665)	(2,264)	142,226	229,485	624,689	854,174	16,949	(1,414)	(3,134)	12,401
Fidelity VIP Investment Grade Bond (GrandMaster ™)	130,873	(50,349)	163,990	244,514	9,302	(643,516)	1,196,981	(662)	562,105	806,619	1,731,491	2,538,110	861	(64,498)	115,057	51,420
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	87,152	(50,828)	113,699	150,023	38,498	(232,434)	(79,666)	(1,361)	(274,963)	(124,940)	1,248,026	1,123,086	3,357	(21,389)	(7,146)	(25,178)
Fidelity VIP Investment Grade Bond (IQ3 ™)	199,120	(32,901)	165,001	331,220	52,210	(475,790)	95,361	(2,603)	(330,822)	398	2,707,924	2,708,322	4,103	(37,302)	5,941	(27,258)
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	56,099	(5,469)	54,234	104,864	4,197	(40,180)	105,179	(1,306)	67,890	172,754	725,747	898,501	383	(3,609)	9,642	6,416
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	43,762	(7,635)	24,048	60,175	—	(26,359)	61,291	—	34,932	95,107	400,143	495,250	—	(2,179)	5,123	2,944
Fidelity VIP Mid Cap (AdvantEdge ™)	(260)	(8,597)	34,507	25,650	34,775	(7,454)	2,476	(212)	29,585	55,235	76,574	131,809	4,208	(1,062)	(141)	3,005
Fidelity VIP Mid Cap (AnnuiChoice ™)	1,118	(460,439)	1,130,486	671,165	3,186	(351,906)	400,115	(5,019)	46,376	717,541	1,926,455	2,643,996	237	(23,077)	21,707	(1,133)
Fidelity VIP Mid Cap (AnnuiChoice II ™)	(105)	(65,501)	176,902	111,296	43,943	(31,012)	62,254	(292)	74,893	186,189	269,589	455,778	5,948	(4,108)	6,610	8,450
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	(7,901)	(701,659)	1,020,116	310,556	2,708	(348,966)	(446,334)	(3,181)	(795,773)	(485,217)	1,779,380	1,294,163	240	(28,260)	(40,358)	(68,378)
Fidelity VIP Mid Cap (Grandmaster ™)	(755)	(83,834)	41,730	(42,859)	1,666	(199,379)	(279,555)	(413)	(477,681)	(520,540)	2,054,029	1,533,489	136	(15,880)	(72,137)	(87,881)
Fidelity VIP Mid Cap (IQ Annuity ™)	(10,561)	(807,947)	1,453,730	635,222	22,277	(386,595)	547,888	(3,461)	180,109	815,331	1,679,197	2,494,528	1,447	(25,036)	33,408	9,819
Fidelity VIP Mid Cap (Pinnacle Plus ™)	(3,852)	(41,022)	275,799	230,925	9,752	(28,406)	203,385	(1,184)	183,547	414,472	595,887	1,010,359	608	(1,834)	12,015	10,789
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	20	(22)	3,207	3,205	—	—	—	—	—	3,205	8,295	11,500	—	—	—	—
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	780	(7,587)	46,217	39,410	745	(6,018)	136,611	—	131,338	170,748	26,829	197,577	68	(449)	10,781	10,400
Fidelity VIP Overseas (AdvantEdge ™)	1,248	(7,318)	43,232	37,162	74,927	(6,712)	(3,806)	(403)	64,006	101,168	66,851	168,019	12,897	(1,144)	(450)	11,303
Fidelity VIP Overseas (AnnuiChoice ™)	7,676	(480,462)	578,745	105,959	5,095	(171,331)	(146,975)	(1,503)	(314,714)	(208,755)	872,844	664,089	573	(20,585)	(20,141)	(40,153)
Fidelity VIP Overseas (AnnuiChoice II ™)	3,964	(64,074)	115,345	55,235	111,931	(19,540)	13,988	(270)	106,109	161,344	187,941	349,285	14,773	(3,675)	2,049	13,147
Fidelity VIP Overseas (GrandMaster ™)	6,637	(186,653)	341,943	161,927	3,352	(104,486)	46,273	(204)	(55,065)	106,862	717,054	823,916	609	(15,821)	5,739	(9,473)
Fidelity VIP Overseas (GrandMaster flex3 ™)	904	(280,402)	246,389	(33,109)	—	(280,626)	(560,500)	(1,531)	(842,657)	(875,766)	1,312,799	437,033	—	(32,936)	(67,937)	(100,873)
Fidelity VIP Overseas (IQ3 ™)	4,114	(556,534)	639,946	87,526	12,496	(195,021)	(212,875)	(807)	(396,207)	(308,681)	960,801	652,120	1,502	(22,900)	(29,442)	(50,840)
Fidelity VIP Overseas (Pinnacle Plus ™)	1,148	(80,539)	141,024	61,633	171	(11,609)	(53,305)	(397)	(65,140)	(3,507)	292,969	289,462	13	(1,055)	(4,051)	(5,093)
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	198	(26)	2,898	3,070	—	—	(1)	—	(1)	3,069	12,175	15,244	—	—	—	—
Fidelity VIP Overseas (IQ Advisor Standard ™)	3,318	(31,601)	78,596	50,313	596	(20,369)	(15,717)	—	(35,490)	14,823	215,275	230,098	66	(1,709)	(1,609)	(3,252)
Fidelity VIP Value Stratagies (AdvantEdge ™) (May 27)*	(50)	1,718	412	2,080	—	—	1,334	(3)	1,331	3,411	—	3,411	—	—	424	424
Fidelity VIP Value Stratagies (AnnuiChoice ™)	(5)	(242)	1,834	1,587	—	(5,738)	53,861	(10)	48,113	49,700	1,814	51,514	—	(784)	6,782	5,998

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Value Stratagies (AnnuiChoice II ™)	$(105)	$(15,097)	$22,290	$7,088	$10,000	$—	$(22,510)	$(15)	$(12,525)	$(5,437)	$22,207	$16,770	1,336	(2)	(3,523)	(2,189)
Fidelity VIP Value Stratagies (GrandMaster™)	(20)	169	963	1,112	—	(532)	9,256	—	8,724	9,836	—	9,836	—	(69)	1,288	1,219
Fidelity VIP Value Stratagies (IQ Annuity ™)	(191)	4,820	3,983	8,612	998	(77)	25,892	(62)	26,751	35,363	8,725	44,088	194	(27)	3,629	3,796
Fidelity VIP Value Stratagies (Pinnacle Plus ™) (April 20)*	(418)	890	18,226	18,698	—	(2,181)	54,261	—	52,080	70,778	—	70,778	—	(295)	9,113	8,818
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	17,922	(21,116)	66,841	63,647	—	(11,792)	(78,663)	(465)	(90,920)	(27,273)	269,151	241,878	—	(751)	(4,594)	(5,345)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	821	(44)	2,236	3,013	—	—	—	(31)	(31)	2,982	10,508	13,490	—	(3)	—	(3)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	4,178	(975)	13,207	16,410	—	(3,077)	(1,356)	(41)	(4,474)	11,936	61,189	73,125	—	(193)	(90)	(283)
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	11,045	(4,372)	36,391	43,064	—	(28,116)	(7,270)	(423)	(35,809)	7,255	165,842	173,097	—	(1,661)	(425)	(2,086)
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	8,726	(333,857)	406,018	80,887	—	(35,296)	(65,492)	(1,146)	(101,934)	(21,047)	466,548	445,501	—	(3,205)	(5,424)	(8,629)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	1,257	(26,910)	40,795	15,142	—	(114)	(10,679)	(117)	(10,910)	4,232	59,744	63,976	—	(43)	(1,589)	(1,632)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	2,856	(103,966)	131,192	30,082	—	(52,808)	(7,260)	(440)	(60,508)	(30,426)	185,212	154,786	—	(3,976)	(809)	(4,785)
Van Kampen UIF U.S. Real Estate (IQ3 ™)	6,539	(249,889)	327,899	84,549	—	(46,501)	(32,004)	(377)	(78,882)	5,667	409,179	414,846	—	(3,794)	(2,533)	(6,327)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	14,802	(110,604)	308,703	212,901	32,780	(51,284)	(18,211)	(1,027)	(37,742)	175,159	729,810	904,969	2,204	(3,461)	(3,433)	(4,690)
Franklin Growth and Income Securities (AdvantEdge ™) (August 10)*	(165)	43	2,680	2,558	30,500	—	(283)	(46)	30,171	32,729	—	32,729	3,965	(6)	(34)	3,925
Franklin Growth and Income Securities (AnnuiChoice ™)	55,679	(740,308)	972,714	288,085	6,352	(315,029)	(244,501)	(3,606)	(556,784)	(268,699)	1,783,546	1,514,847	713	(33,589)	(28,528)	(61,404)
Franklin Growth and Income Securities (AnnuiChoice II ™)	2,790	(20,909)	36,172	18,053	35,390	(5,479)	(10,353)	(143)	19,415	37,468	63,429	100,897	5,471	(1,001)	(1,868)	2,602
Franklin Growth and Income Securities (GrandMaster flex3 ™)	21,845	(302,697)	412,306	131,454	—	(118,892)	(31,115)	(2,000)	(152,007)	(20,553)	775,987	755,434	—	(12,975)	(5,776)	(18,751)
Franklin Growth and Income Securities (Grandmaster ™)	19,033	(159,256)	255,615	115,392	1,980	(58,868)	(29,345)	(328)	(86,561)	28,831	600,211	629,042	208	(6,439)	(4,290)	(10,521)
Franklin Growth and Income Securities (IQ Annuity ™)	72,092	(595,154)	984,959	461,897	93,190	(425,722)	(113,264)	(1,881)	(447,677)	14,220	2,222,588	2,236,808	10,078	(44,958)	(12,258)	(47,138)
Franklin Growth and Income Securities (Pinnacle Plus ™)	14,267	(140,380)	219,309	93,196	54	(63,070)	(39,459)	(716)	(103,191)	(9,995)	504,897	494,902	6	(6,790)	(5,524)	(12,308)
Franklin Income Securities (AdvantEdge ™)	2,960	(7,522)	20,204	15,642	21,995	—	22,297	(48)	44,244	59,886	40,000	99,886	2,372	(5)	2,463	4,830
Franklin Income Securities (AnnuiChoice ™)	183,114	(340,366)	942,390	785,138	8,297	(422,524)	229,602	(6,592)	(191,217)	593,921	2,628,769	3,222,690	663	(33,554)	13,871	(19,020)
Franklin Income Securities (AnnuiChoice II ™)	43,339	(32,177)	189,869	201,031	131,404	(14,471)	21,988	(1,121)	137,800	338,831	544,862	883,693	14,821	(2,085)	2,341	15,077
Franklin Income Securities (GrandMaster flex3 ™)	214,958	(221,586)	945,487	938,859	48,906	(555,620)	202,929	(2,811)	(306,596)	632,263	2,852,522	3,484,785	5,487	(41,256)	14,894	(20,875)
Franklin Income Securities (Grandmaster ™)	105,775	(743,136)	990,419	353,058	1,626	(272,372)	(234,995)	(1,109)	(506,850)	(153,792)	3,043,576	2,889,784	117	(21,194)	(54,153)	(75,230)
Franklin Income Securities (IQ Annuity ™)	280,565	(602,040)	1,506,305	1,184,830	78,043	(1,033,338)	(215,226)	(3,707)	(1,174,228)	10,602	3,833,969	3,844,571	5,833	(77,333)	(10,505)	(82,005)
Franklin Income Securities (Pinnacle Plus ™)	84,386	(305,864)	585,075	363,597	92	(212,978)	(74,199)	(2,080)	(289,165)	74,432	1,475,313	1,549,745	7	(19,926)	(10,569)	(30,488)
Franklin Income Securities (IQ Advisor Enhanced ™)	621	(15)	1,978	2,584	—	—	—	—	—	2,584	7,489	10,073	—	—	—	—
Franklin Income Securities (IQ Advisor Standard ™)	23	(343)	917	597	—	—	1,094	—	1,094	1,691	1,889	3,580	—	—	80	80
Franklin Large Cap Growth Securities (AdvantEdge ™) (September 9)*	(93)	5	1,362	1,274	18,000	—	—	(19)	17,981	19,255	—	19,255	2,172	(2)	—	2,170
Franklin Large Cap Growth Securities (AnnuiChoice ™)	348	(59,793)	105,073	45,628	861	(27,300)	64,509	(446)	37,624	83,252	198,833	282,085	87	(2,645)	4,735	2,177
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	433	(11,597)	60,780	49,616	45,729	(453)	(15,181)	(972)	29,123	78,739	139,998	218,737	6,138	(185)	(1,794)	4,159
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	(282)	(47,334)	79,487	31,871	—	(28,203)	(25,856)	(287)	(54,346)	(22,475)	189,196	166,721	—	(3,305)	(3,044)	(6,349)
Franklin Large Cap Growth Securities (Grandmaster ™)	7	(259)	8,846	8,594	—	—	(196)	(17)	(213)	8,381	31,082	39,463	—	(2)	(24)	(26)
Franklin Large Cap Growth Securities (IQ Annuity ™)	6,064	(142,434)	209,403	73,033	948	(27,299)	(172,156)	(702)	(199,209)	(126,176)	309,361	183,185	100	(2,786)	(15,181)	(17,867)
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	(1,184)	(11,994)	70,080	56,902	—	(42,791)	59,007	(596)	15,620	72,522	180,198	252,720	—	(4,132)	6,259	2,127
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	1,580	874	6,029	8,483	—	(1,204)	(4,868)	—	(6,072)	2,411	8,327	10,738	—	(142)	142	—
Franklin Mutual Shares Securities (AdvantEdge ™)	624	(1,969)	35,553	34,208	138,179	(164)	13,541	(767)	150,789	184,997	49,503	234,500	19,324	(124)	1,795	20,995
Franklin Mutual Shares Securities (AnnuiChoice ™)	11,288	(161,941)	403,797	253,144	6,451	(148,171)	71,676	(3,126)	(73,170)	179,974	1,135,468	1,315,442	555	(13,168)	5,281	(7,332)
Franklin Mutual Shares Securities (AnnuiChoice II ™)	3,017	(59,923)	149,307	92,401	409,357	(28,949)	(16,382)	(953)	363,073	455,474	267,654	723,128	52,206	(4,441)	(2,234)	45,531
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	8,307	(299,807)	776,847	485,347	22,925	(416,408)	39,440	(1,333)	(355,376)	129,971	2,131,801	2,261,772	4,221	(36,448)	3,407	(28,820)
Franklin Mutual Shares Securities (IQ Annuity ™)	4,601	(325,751)	533,764	212,614	45,219	(286,499)	(67,996)	(1,532)	(310,808)	(98,194)	1,140,918	1,042,724	3,718	(25,495)	(6,156)	(27,933)
Franklin Mutual Shares Securities (Pinnacle Plus ™)	2,889	(173,703)	341,528	170,714	9,191	(119,391)	78,222	(1,772)	(33,750)	136,964	795,489	932,453	760	(11,751)	6,600	(4,391)
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	6,365	(35,420)	138,506	109,451	—	(4,659)	(61,013)	—	(65,672)	43,779	442,614	486,393	—	(475)	(5,419)	(5,894)
Franklin Mutual Shares Securities(Grandmaster ™)	112	(706,900)	585,086	(121,702)	578	(126,041)	(1,487,174)	(454)	(1,613,091)	(1,734,793)	2,636,035	901,242	52	(11,556)	(164,488)	(175,992)
Franklin Small Cap Value Securities (AdvantEdge ™)	(336)	6,879	708	7,251	13,480	(1,027)	(5,326)	(48)	7,079	14,330	278	14,608	1,639	(127)	116	1,628
Franklin Small Cap Value Securities (Annuichoice ™)	122	(25,748)	11,585	(14,041)	238	(8,788)	(46,798)	(22)	(55,370)	(69,411)	110,461	41,050	49	(1,346)	(11,974)	(13,271)
Franklin Small Cap Value Securities (Annuichoice II ™)	299	(2,921)	22,857	20,235	17,129	—	(3,878)	(34)	13,217	33,452	56,242	89,694	2,111	—	268	2,379
Franklin Small Cap Value Securities (Grandmaster ™)	135	(1,834)	12,694	10,995	—	(2,582)	2,241	(3)	(344)	10,651	40,551	51,202	—	(396)	334	(62)
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	(28)	(980)	2,024	1,016	—	(915)	12,008	(3)	11,090	12,106	3,156	15,262	—	(121)	1,633	1,512
Franklin Small Cap Value Securities (IQ Advisor Standard ™)	340	1,312	6,043	7,695	—	—	11,784	—	11,784	19,479	16,686	36,165	—	—	1,932	1,932
Franklin Small Cap Value Securities (IQ Annuuity ™)	(90)	(11,918)	22,780	10,772	1,019	(6,402)	(23,250)	(137)	(28,770)	(17,998)	56,971	38,973	175	(1,146)	(3,526)	(4,497)

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value Securities (Pinnacle Plus ™)	$(41)	$1,109	$14,161	$15,229	$9,188	$(380)	$(922)	$(298)	$7,588	$22,817	$58,740	$81,557	1,243	(101)	(203)	939
Templeton Foriegn Securities Fund (AdvantEdge ™)	106	(442)	7,312	6,976	31,100	—	(1,497)	(60)	29,543	36,519	14,035	50,554	3,766	(7)	(151)	3,608
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	12,205	(123,678)	294,555	183,082	11,350	(91,272)	20,627	(1,334)	(60,629)	122,453	613,247	735,700	767	(6,145)	10	(5,368)
Templeton Foriegn Securities Fund (Grandmaster ™)	5,429	(122,668)	213,484	96,245	320	(51,051)	28,505	(132)	(22,358)	73,887	282,015	355,902	27	(3,524)	2,033	(1,464)
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	6,674	(3,348)	129,658	132,984	13,358	(4,259)	(11,421)	(1,048)	(3,370)	129,614	397,761	527,375	939	(424)	(1,058)	(543)
Templeton Foreign Securities Fund (AnnuiChoice ™)	21,786	(191,351)	428,182	258,617	647	(125,841)	(494)	(1,678)	(127,366)	131,251	828,760	960,011	56	(7,911)	(1,401)	(9,256)
Templeton Foreign Securities Fund (AnnuiChoice II ™)	3,444	(40,155)	114,763	78,052	124,284	(1,155)	34,137	(291)	156,975	235,027	167,024	402,051	14,004	(155)	3,749	17,598
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	714	(288)	8,100	8,526	894	(1,816)	(2)	—	(924)	7,602	23,410	31,012	91	(153)	—	(62)
Templeton Growth Securities (AdvantEdge ™)	601	(2,641)	14,008	11,968	13,624	—	(2,609)	(275)	10,740	22,708	37,240	59,948	1,821	(40)	(322)	1,459
Templeton Growth Securities (AnnuiChoice ™)	9,526	(82,751)	196,358	123,133	6,210	(70,014)	71,680	(2,195)	5,681	128,814	472,533	601,347	509	(6,189)	4,825	(855)
Templeton Growth Securities (AnnuiChoice II ™)	3,883	(29,075)	81,832	56,640	7,530	(183)	(22,546)	(677)	(15,876)	40,764	176,981	217,745	1,314	(113)	(2,611)	(1,410)
Templeton Growth Securities (GrandMaster flex3 ™)	18,383	(224,566)	504,739	298,556	3,739	(300,188)	42,663	(806)	(254,592)	43,964	1,127,246	1,171,210	2,146	(25,986)	2,767	(21,073)
Templeton Growth Securities (Grandmaster ™)	9,111	(169,738)	266,435	105,808	—	(35,137)	(121,498)	(214)	(156,849)	(51,041)	541,639	490,598	—	(3,448)	(11,923)	(15,371)
Templeton Growth Securities (IQ Annuity ™)	12,846	(163,481)	336,818	186,183	25,292	(144,038)	(66,579)	(942)	(186,267)	(84)	779,397	779,313	2,014	(13,241)	(5,564)	(16,791)
Templeton Growth Securities (Pinnacle Plus ™)	7,334	(100,283)	210,537	117,588	—	(77,423)	9,344	(805)	(68,884)	48,704	461,294	509,998	—	(7,490)	673	(6,817)
Templeton Growth Securities (IQ Advisor Standard ™)	5,440	(24,674)	77,737	58,503	—	—	(66,658)	—	(66,658)	(8,155)	187,839	179,684	—	—	(5,799)	(5,799)
Van Kampen LIT Comstock (AdvantEdge ™)	4,399	85	24,081	28,565	336,286	—	14	(48)	336,252	364,817	13,484	378,301	43,022	(6)	2	43,018
Van Kampen LIT Comstock (AnnuiChoice ™)	10,809	(105,707)	168,749	73,851	3,121	(83,470)	(81,867)	(806)	(163,022)	(89,171)	421,843	332,672	279	(7,544)	(8,129)	(15,394)
Van Kampen LIT Comstock (AnnuiChoice II ™)	6,467	(41,860)	87,946	52,553	99,386	(43,202)	16,065	(709)	71,540	124,093	97,964	222,057	15,430	(6,905)	3,092	11,617
Van Kampen LIT Comstock (GrandMaster flex3 ™)	5,407	(18,280)	61,492	48,619	266	(39,692)	1,088	(939)	(39,277)	9,342	225,436	234,778	27	(3,664)	(311)	(3,948)
Van Kampen LIT Comstock (Grandmaster ™)	3,069	(13,091)	34,763	24,741	—	(2,846)	(6,658)	(30)	(9,534)	15,207	109,700	124,907	—	(254)	(836)	(1,090)
Van Kampen LIT Comstock (IQ Annuity ™)	15,631	(77,387)	197,391	135,635	20,333	(85,302)	(14,383)	(483)	(79,835)	55,800	561,390	617,190	2,056	(8,733)	(601)	(7,278)
Van Kampen LIT Comstock (IQ Advisor Standard ™)	925	(490)	3,687	4,122	745	(1,573)	26,324	—	25,496	29,618	13,946	43,564	96	(169)	2,449	2,376
Van Kampen LIT Comstock (Pinnacle Plus ™)	4,388	(12,231)	50,966	43,123	—	(24,531)	21,520	(306)	(3,317)	39,806	152,057	191,863	—	(2,301)	2,290	(11)
Van Kampen LIT Capital Growth (AdvantEdge ™) (May 26)*	(132)	777	4,388	5,033	3,480	(3,534)	11,240	(42)	11,144	16,177	—	16,177	469	(427)	1,731	1,773
Van Kampen LIT Capital Growth (AnnuiChoice ™)	(413)	(1,571)	17,564	15,580	99	(7,148)	83,751	(172)	76,530	92,110	4,402	96,512	14	(602)	7,422	6,834
Van Kampen LIT Capital Growth (AnnuiChoice II ™)	(341)	(76)	14,884	14,467	—	—	30,721	(50)	30,671	45,138	9,009	54,147	—	(6)	3,854	3,848
Van Kampen LIT Capital Growth (GrandMaster flex3 ™)	(170)	(28)	3,225	3,027	—	—	38,513	(7)	38,506	41,533	1,741	43,274	—	(1)	3,218	3,217
Van Kampen LIT Capital Growth (Grandmaster ™)	(85)	(25)	3,169	3,059	—	—	—	(3)	(3)	3,056	4,827	7,883	—	—	(1)	(1)
Van Kampen LIT Capital Growth (IQ Advisor Standard™)	(301)	(4,514)	10,882	6,067	—	(19,342)	77,851	—	58,509	64,576	—	64,576	—	(1,820)	7,728	5,908
Van Kampen LIT Capital Growth (IQ Annuity ™)	(2,302)	(19,569)	93,998	72,127	12,927	(7,882)	99,378	(201)	104,222	176,349	90,200	266,549	1,321	(754)	8,858	9,425
Van Kampen LIT Capital Growth (Pinnacle Plus ™)	(1,168)	(13,668)	53,528	38,692	—	(2,806)	21,576	(39)	18,731	57,423	31,971	89,394	—	(320)	3,683	3,363
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™) (September 30)	(69)	2	221	154	19,338	—	194	(30)	19,502	19,656	—	19,656	1,812	(3)	18	1,827
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	12,036	(8,421)	42,055	45,670	232	(24,696)	48,695	(230)	24,001	69,671	160,005	229,676	24	(2,569)	4,676	2,131
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	23,474	(3,302)	44,200	64,372	28,930	(7,235)	221,607	(214)	243,088	307,460	96,674	404,134	3,089	(704)	23,019	25,404
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	33,416	(19,537)	73,390	87,269	—	(18,177)	338,795	(85)	320,533	407,802	164,692	572,494	—	(1,153)	20,704	19,551
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	235,250	(68,374)	368,176	535,052	13,280	(87,577)	3,298,710	(461)	3,223,952	3,759,004	337,821	4,096,825	1,253	(8,908)	343,982	336,327
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	31,519	(50,455)	109,992	91,056	9,625	(64,611)	182,800	(443)	127,371	218,427	311,477	529,904	570	(4,216)	10,763	7,117
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	14,583	(12,685)	51,625	53,523	—	(7,575)	(14,425)	(529)	(22,529)	30,994	224,510	255,504	—	(559)	(1,435)	(1,994)
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	588	(382)	1,831	2,037	—	(1,340)	(1)	—	(1,341)	696	8,304	9,000	—	(115)	—	(115)
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	(1,159)	(12,332)	52,858	39,367	71,064	(84)	(5,651)	(312)	65,017	104,384	24,438	128,822	12,035	(58)	(715)	11,262
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	(5,137)	(177,783)	428,049	245,129	604	(40,168)	131,989	(921)	91,504	336,633	392,581	729,214	37	(1,588)	3,697	2,146
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	(1,818)	(68,337)	154,298	84,143	47,598	(1,772)	(8,271)	(286)	37,269	121,412	95,398	216,810	5,610	(204)	(695)	4,711
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	(9,334)	(119,791)	429,861	300,736	7,677	(97,437)	(142,257)	(3,183)	(235,200)	65,536	587,244	652,780	267	(3,884)	(7,228)	(10,845)
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	(3,668)	(290,633)	422,928	128,627	100	(33,818)	(3,912)	(106)	(37,736)	90,891	285,796	376,687	5	(1,317)	(2,017)	(3,329)
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	(7,381)	(297,599)	545,102	240,122	43,437	(31,021)	120,511	(1,139)	131,788	371,910	383,408	755,318	1,850	(1,438)	3,252	3,664
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	(5,910)	(36,586)	223,565	181,069	90	(8,888)	33,190	(510)	23,882	204,951	259,656	464,607	4	(472)	1,607	1,139
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	(280)	(729)	12,818	11,809	—	(19,066)	154,824	—	135,758	147,567	2,260	149,827	—	(889)	7,520	6,631
Van Kampen UIF U.S. Mid Cap Value (AdvantEdge ™) (Janaury 9)*	(106)	981	14,718	15,593	39,153	—	(4,745)	(194)	34,214	49,807	—	49,807	6,634	(27)	(639)	5,968
Van Kampen UIF U.S. Mid Cap Value (AnnuiChoice II ™)	(252)	(8,288)	27,455	18,915	50,462	(46)	31,768	(170)	82,014	100,929	15,205	116,134	6,626	(26)	4,732	11,332
Van Kampen UIF U.S. Mid Cap Value (Grandmaster ™)	(66)	490	11,276	11,700	—	(337)	21,009	(3)	20,669	32,369	5,010	37,379	—	(50)	3,693	3,643
Van Kampen UIF U.S. Mid Cap Value (IQ Annuity ™)	(242)	(6,947)	13,732	6,543	—	(6,762)	(723)	(109)	(7,594)	(1,051)	39,405	38,354	—	(1,057)	(820)	(1,877)
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	—	(168)	4,299	4,131	18,530	(82)	(159)	(64)	18,225	22,356	3,499	25,855	2,798	(21)	(24)	2,753
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	6,303	(183,217)	259,949	83,035	4,809	(53,518)	51,687	(548)	2,430	85,465	296,186	381,651	1,067	(11,590)	11,332	809

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	$2,373	$(165,242)	$186,730	$23,861	$18,233	$(77)	$(12,261)	$(148)	$5,747	$29,608	$165,409	$195,017	3,742	(427)	(5,830)	(2,515)
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	2,680	(113,543)	165,977	55,114	3,900	(9,241)	13,925	(346)	8,238	63,352	255,040	318,392	338	(964)	369	(257)
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	2,240	(242,003)	275,642	35,879	490	(43,921)	(42,943)	(153)	(86,527)	(50,648)	228,087	177,439	43	(3,213)	(3,201)	(6,371)
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	1,062	(241,429)	254,343	13,976	3,985	(19,304)	(132,400)	(124)	(147,843)	(133,867)	279,057	145,190	762	(4,379)	(31,412)	(35,029)
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	3,315	(92,044)	138,473	49,744	19,431	(55,055)	(18,962)	(523)	(55,109)	(5,365)	289,552	284,187	1,371	(4,128)	(1,981)	(4,738)
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	3,555	(35,118)	73,356	41,793	—	(2,987)	12,436	—	9,449	51,242	168,625	219,867	—	(287)	613	326
Non-Affiliated Class B:
DWS Small Cap Index (AnnuiChoice ™)	2,288	(51,593)	136,789	87,484	187	(55,505)	(62,383)	(973)	(118,674)	(31,190)	434,859	403,669	22	(6,246)	(5,273)	(11,497)
DWS Small Cap Index (AnnuiChoice II ™)	(59)	1,403	12,309	13,653	—	—	48,589	(86)	48,503	62,156	22,155	84,311	—	(11)	6,642	6,631
DWS Small Cap Index (GrandMaster flex3 ™)	(2)	7,902	14,934	22,834	37	(26,830)	(3,209)	(700)	(30,702)	(7,868)	144,585	136,717	4	(3,128)	(593)	(3,717)
DWS Small Cap Index (Grandmaster ™)	200	(20,863)	36,521	15,858	—	—	(19,052)	(1)	(19,053)	(3,195)	91,207	88,012	—	—	(2,395)	(2,395)
DWS Small Cap Index (IQ3 ™)	1,486	(156,909)	250,033	94,610	11,198	(33,913)	3,497	(556)	(19,774)	74,836	346,402	421,238	1,366	(3,420)	1,212	(842)
DWS Small Cap Index (Pinnacle Plus ™)	(225)	(2,764)	24,889	21,900	—	(898)	11,531	(84)	10,549	32,449	81,590	114,039	—	(98)	1,147	1,049
DWS Small Cap Index (IQ Advisor Standard ™)	133	229	2,988	3,350	745	(1,455)	—	—	(710)	2,640	13,146	15,786	93	(160)	—	(67)
Columbia VIT Mid Cap Value (AdvantEdge ™) (September 9)*	(23)	1	366	344	6,417	—	4,545	(6)	10,956	11,300	—	11,300	513	—	361	874
Columbia VIT Mid Cap Value (AnnuiChoice ™) (August 18)*	(23)	2	887	866	—	—	6,991	(4)	6,987	7,853	—	7,853	—	—	605	605
Columbia VIT Mid Cap Value (AnnuiChoice II ™) (July 7)*	14	43	794	851	4,286	—	1,739	(2)	6,023	6,874	—	6,874	347	—	183	530
Columbia VIT Mid Cap Value (Grandmaster flex3 ™) (July 7)*	4	92	144	240	—	(10)	1,005	—	995	1,235	—	1,235	—	(1)	96	95
Columbia VIT Small Cap Value (AdvantEdge ™) (September 9)*	(31)	1	347	317	6,000	—	1	(6)	5,995	6,312	—	6,312	506	(1)	—	505
Columbia VIT Small Cap Value (AnnuiChoice ™) (August 18)*	(124)	16	3,762	3,654	—	—	58,871	(73)	58,798	62,452	—	62,452	—	(6)	4,983	4,977
Columbia VIT Small Cap Value (AnnuiChoice II ™) (July 20)*	(72)	472	1,417	1,817	25,819	(44)	881	(55)	26,601	28,418	—	28,418	2,204	(8)	71	2,267
Columbia VIT Small Cap Value (Grandmaster flex3 ™) (July 7)*	(74)	131	49	106	—	(11)	26,067	—	26,056	26,162	—	26,162	—	(1)	2,094	2,093
Columbia VIT Small Cap Value (Grandmaster ™) (October 2)*	—	—	11	11	—	—	149	—	149	160	—	160	—	—	13	13
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™) (August 10)*	1,246	4	(598)	652	8,700	—	19,924	(18)	28,606	29,258	—	29,258	911	(2)	2,045	2,954
Pimco VIT All Asset (AnnuiChoice ™)	2,659	(7,740)	11,659	6,578	—	(317)	(18,872)	(21)	(19,210)	(12,632)	62,896	50,264	—	(38)	(2,518)	(2,556)
Pimco VIT All Asset (AnnuiChoice II ™)	4,486	(11,432)	18,262	11,316	32,623	(4,563)	(12,144)	(141)	15,775	27,091	67,386	94,477	3,710	(472)	(1,875)	1,363
Pimco VIT All Asset (Grandmaster ™)	5,246	1,100	7,728	14,074	—	(2,932)	89,269	(19)	86,318	100,392	11,720	112,112	—	(318)	10,266	9,948
Pimco VIT All Asset (GrandMaster flex3 ™)	6,736	(3,807)	29,142	32,071	—	(6,456)	50,659	(73)	44,130	76,201	54,110	130,311	—	(710)	7,388	6,678
Pimco VIT All Asset (IQ Annuity ™)	4,484	(2,290)	13,544	15,738	43,218	(6,214)	25,438	(149)	62,293	78,031	16,029	94,060	5,224	(723)	3,107	7,608
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	5,245	(727)	8,817	13,335	58,963	—	(1,562)	(202)	57,199	70,534	6,456	76,990	10,441	(33)	(227)	10,181
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	15,942	(15,199)	47,345	48,088	2,898	(14,661)	51,506	(190)	39,553	87,641	106,025	193,666	504	(2,593)	8,815	6,726
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	17,618	(81,874)	111,147	46,891	35,396	(1,298)	28,216	(258)	62,056	108,947	110,695	219,642	6,509	(252)	3,356	9,613
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	6,699	(972)	10,979	16,706	—	(1,471)	61,842	(23)	60,348	77,054	8,513	85,567	—	(275)	11,348	11,073
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	22,327	(7,504)	51,419	66,242	1,200	(14,984)	156,128	(35)	142,309	208,551	72,311	280,862	239	(2,416)	29,328	27,151
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	88,392	(17,199)	3,182	74,375	48,462	(37,460)	1,043,651	(570)	1,054,083	1,128,458	67,800	1,196,258	10,336	(6,617)	162,126	165,845
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	9,835	5,738	6,857	22,430	—	(6,460)	100,348	(113)	93,775	116,205	15,249	131,454	—	(1,123)	17,778	16,655
Pimco VIT Low Duration (AnnuiChoice ™)	10,275	5,462	998	16,735	—	(9,954)	241,817	(1,480)	230,383	247,118	28,449	275,567	—	(1,103)	23,467	22,364
Pimco VIT Low Duration (AnnuiChoice II ™)	13,706	8,450	(11,037)	11,119	461,456	—	109,958	(192)	571,222	582,341	14,364	596,705	43,108	(18)	10,485	53,575
Pimco VIT Low Duration (Grandmaster™)	8,504	6,069	1,821	16,394	—	—	248,605	(22)	248,583	264,977	—	264,977	—	(2)	24,464	24,462
Pimco VIT Low Duration (GrandMaster flex3 ™)	5,522	2,038	1,853	9,413	—	(8,192)	92,128	(86)	83,850	93,263	70,608	163,871	—	(834)	8,724	7,890
Pimco VIT Low Duration (IQ Annuity ™)	13,491	6,446	8,137	28,074	3,732	(17,756)	154,040	(172)	139,844	167,918	168,909	336,827	359	(1,709)	15,071	13,721
Pimco VIT Low Duration (Pinnacle Plus ™)	2,834	1,262	2,708	6,804	—	(940)	18,234	(97)	17,197	24,001	42,419	66,420	—	(98)	1,880	1,782
Pimco VIT Real Return (AdvantEdge ™)	793	(30)	1,672	2,435	—	(2,844)	1,637	(15)	(1,222)	1,213	14,345	15,558	—	(279)	169	(110)
Pimco VIT Real Return (AnnuiChoice ™)	27,295	8,802	19,350	55,447	—	(60,864)	416,660	(2,192)	353,604	409,051	116,011	525,062	—	(6,459)	43,638	37,179
Pimco VIT Real Return (AnnuiChoice II ™)	11,964	275	8,805	21,044	92,180	(5,442)	57,170	(144)	143,764	164,808	92,181	256,989	9,038	(530)	5,794	14,302
Pimco VIT Real Return (IQ Annuity ™)	16,033	(30,026)	82,997	69,004	18,387	(29,701)	(449,856)	(701)	(461,871)	(392,867)	632,365	239,498	2,034	(3,224)	(46,680)	(47,870)
Pimco VIT Real Return (Grandmaster ™)	13,267	5,316	17,419	36,002	—	(50,258)	117,753	(37)	67,458	103,460	153,329	256,789	—	(4,856)	12,344	7,488
Pimco VIT Real Return (GrandMaster flex3 ™)	4,623	10,253	(1,043)	13,833	—	(9,236)	(64,890)	(64)	(74,190)	(60,357)	168,024	107,667	—	(956)	(7,521)	(8,477)
Pimco VIT Real Return (Pinnacle Plus ™)	4,284	(1,236)	11,894	14,942	—	(37,449)	16,848	(161)	(20,762)	(5,820)	95,654	89,834	—	(3,766)	1,700	(2,066)
Pimco VIT Total Return (AdvantEdge ™)	16,787	8,186	2,135	27,108	281,949	(162)	125,625	(1,370)	406,042	433,150	155,245	588,395	25,808	(138)	10,775	36,445
Pimco VIT Total Return (AnnuiChoice ™)	75,942	87,696	4,055	167,693	66	(449,842)	627,174	(4,363)	173,035	340,728	1,080,397	1,421,125	10	(43,140)	61,028	17,898
Pimco VIT Total Return (AnnuiChoice II ™)	41,109	32,204	3,948	77,261	797,588	(186,942)	333,256	(2,066)	941,836	1,019,097	172,923	1,192,020	73,126	(17,960)	31,908	87,074
Pimco VIT Total Return (IQ Annuity ™)	44,799	20,392	20,746	85,937	64,387	(317,492)	600,914	(743)	347,066	433,003	837,148	1,270,151	6,272	(30,905)	54,033	29,400

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Advisor Class (continued):
Pimco VIT Total Return (Grandmaster ™)	$114,569	$144,100	$69,141	$327,810	$6,694	$(275,326)	$1,711,761	$(1,168)	$1,441,961	$1,769,771	$261,093	$2,030,864	625	(26,373)	180,154	154,406
Pimco VIT Total Return (GrandMaster flex3 ™)	100,133	65,716	51,779	217,628	4,205	(100,703)	1,808,004	(1,498)	1,710,008	1,927,636	710,161	2,637,797	385	(9,751)	173,557	164,191
Pimco VIT Total Return (Pinnacle Plus ™)	25,279	28,599	9,491	63,369	270	(73,884)	8,795	(1,073)	(65,892)	(2,523)	468,939	466,416	25	(7,022)	1,733	(5,264)
Investor Class:
Rydex VT Multi Hedge Strategies (AdvantEdge ™)	(40)	(76)	(336)	(452)	—	—	2,494	(104)	2,390	1,938	9,890	11,828	—	(13)	315	302
Rydex VT Multi Hedge Strategies (AnnuiChoice ™)	4	(10,829)	8,036	(2,789)	1,983	(47,737)	36,428	(157)	(9,483)	(12,272)	68,582	56,310	251	(6,071)	4,644	(1,176)
Rydex VT Multi Hedge Strategies (AnnuiChoice II ™)	70	(3,218)	2,235	(913)	5,087	—	25,409	(72)	30,424	29,511	36,302	65,813	638	(9)	3,236	3,865
Rydex VT Multi Hedge Strategies (Grandmaster ™)	(56)	(102)	49	(109)	—	—	23,263	(1)	23,262	23,153	1,277	24,430	—	—	2,934	2,934
Rydex VT Multi Hedge Strategies (Grandmaster flex3 ™) (May 29)*	20	1	108	129	—	—	10,908	—	10,908	11,037	—	11,037	—	—	1,400	1,400
Rydex VT Multi Hedge Strategies (IQ Annuity ™)	(103)	(8,328)	6,341	(2,090)	26,491	(15,215)	(758)	(78)	10,440	8,350	51,869	60,219	3,368	(1,950)	(53)	1,365
Rydex VT Multi Hedge Strategies (Pinnacle Plus ™) (May 29)*	11	1	81	93	—	—	8,743	—	8,743	8,836	—	8,836	—	—	1,123	1,123
Rydex VT Alternative Strategies Allocation (AdvantEdge ™) (February 26)*	(519)	2,741	339	2,561	—	(1,131)	9,113	(33)	7,949	10,510	—	10,510	—	(121)	1,191	1,070
Rydex VT Alternative Strategies Allocation (AdvantEdge ™) (April 9)*	(721)	29	1,646	954	83,579	—	45,007	(14)	128,572	129,526	—	129,526	8,519	(1)	4,667	13,185
Rydex VT Alternative Strategies Allocation (AnnuiChoice II ™) (March 25)*	(508)	51	2,393	1,936	53,105	(499)	37,731	(135)	90,202	92,138	—	92,138	5,414	(64)	3,985	9,335
Rydex VT Alternative Strategies Allocation (Grandmaster flex3 ™) (March 31)*	(171)	1,357	250	1,436	—	(956)	20,629	(1)	19,672	21,108	—	21,108	—	(98)	2,241	2,143
Rydex VT Alternative Strategies Allocation (IQ Annuity ™) (February 12)*	(180)	957	11	788	—	(15,747)	16,000	(20)	233	1,021	—	1,021	—	(1,629)	1,733	104
Rydex VT All-Cap Opportunity (AdvantEdge ™)	(147)	(473)	3,268	2,648	14,019	—	5,136	(9)	19,146	21,794	1,988	23,782	1,903	(1)	657	2,559
Rydex VT All-Cap Opportunity (AnnuiChoice ™)	(443)	(32,829)	38,336	5,064	3,994	(2,051)	(51,913)	(21)	(49,991)	(44,927)	82,528	37,601	588	(278)	(8,438)	(8,128)
Rydex VT All-Cap Opportunity (AnnuiChoice II ™)	(124)	(81)	4,142	3,937	3,988	—	12,206	(19)	16,175	20,112	1,887	21,999	621	(3)	1,723	2,341
Rydex VT All-Cap Opportunity (IQ Annuity ™)	(567)	(4,647)	14,439	9,225	4,821	(1,784)	6,032	(129)	8,940	18,165	41,133	59,298	689	(280)	541	950
Rydes VT All-Cap Opportunity (Grandmaster ™) (February 23)	(33)	6	1,090	1,063	—	—	2,524	—	2,524	3,587	—	3,587	—	—	442	442
Rydex VT All-Cap Opportunity (GrandMaster flex3 ™)	(173)	(1,300)	4,214	2,741	—	(2,954)	146	(7)	(2,815)	(74)	11,345	11,271	—	(387)	23	(364)
Rydes VT All-Cap Opportunity (Pinnacle Plus ™)	(217)	(3,435)	7,584	3,932	—	(1,043)	(422)	(10)	(1,475)	2,457	9,761	12,218	—	(171)	171	—
Rydex VT Managed Futures Strategies (AdvantEdge ™) (January 9)*	(538)	(18)	(1,231)	(1,787)	52,223	(80)	8,231	(228)	60,146	58,359	—	58,359	5,631	(34)	901	6,498
Rydex VT Managed Futures Strategies (AnnuiChoice ™) (February 10)*	(307)	(1,291)	(1)	(1,599)	—	(9,449)	11,593	(103)	2,041	442	—	442	—	(1,031)	1,080	49
Rydex VT Managed Futures Strategies (AnnuiChoice II ™) (February 17)*	(271)	(4)	288	13	38,534	—	13,268	(29)	51,773	51,786	—	51,786	4,297	(3)	1,445	5,739
Rydex VT Managed Futures Strategies (Grandmaster flex3 ™) (April 17)*	(135)	4	180	49	—	(72)	13,934	—	13,862	13,911	—	13,911	—	(8)	1,553	1,545
Rydex VT Managed Futures Strategies (IQ Annuity ™)	(8,929)	(20,853)	639	(29,143)	—	(43,394)	115,239	(1,029)	70,816	41,673	24,712	66,385	—	(4,799)	9,581	4,782
Rydex VT Managed Futures Strategies (Pinnacle Plus ™)	(214)	(1,659)	1,082	(791)	—	(1,561)	(7,438)	(7)	(9,006)	(9,797)	21,712	11,915	—	(165)	(791)	(956)

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2010

1.  Organization and Significant Accounting Policies

Organization and Nature of Operations

Integrity Life Insurance Company (“Integrity”), a wholly-owned subsidiary of The Western and Southern Life Insurance Company (“W&S”), established Separate Account I (the “Separate Account”) on May 19, 1986, for the purpose of issuing flexible premium variable annuity contracts (“Contracts”). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of Integrity.

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment divisions, or for certain contract holders, to one or more fixed guaranteed rate options of Integrity’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”) and a Systematic Transfer Option (“STO”), which accumulates interest at a fixed rate without an MVA. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution. In addition, certain contract holders may also allocate or transfer their account values to options held in Integrity’s general account. Such options include a guaranteed interest division or quarterly rate option.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios (“Funds”) of the following investment companies: the Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively the “Fidelity VIP Funds”); Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton Funds”), J.P. Morgan Series Trust II (“JPMorgan Funds”); DWS Investments VIT Funds (“DWS Funds”); Touchstone Variable Series Trust (“Touchstone Funds”); Van Kampen Universal Institutional Funds Portfolios (“Van Kampen UIF Funds”); Invesco Van Kampen Life Variable Insuarnce (“Invesco Van Kampen VI Funds”); Columbia Management (“Columbia VIT Funds”); PIMCO Variable Insurance Trust (“PIMCO Funds”), and the Rydex/SGI Variable Trust (“Rydex/SGI Funds”). The Fidelity VIP Funds are “series” type mutual funds managed by Fidelity Management and Research Company. The investment advisers of the Franklin Templeton Funds are various affiliates of Franklin Resources, Inc., doing business as Franklin Templeton Investments, including Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Advisory Services, LLC, Templeton Investment Counsel, LLC, and Templeton Global Advisors

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Limited. J.P. Morgan Investment Management, Inc., is the investment adviser to the JPMorgan Funds. The investment adviser for the DWS Funds is Deutsche Asset Management, Inc. The Touchstone Funds are managed by Touchstone Advisors, Inc. The Van Kampen UIF Funds are managed by Morgan Stanley Investment Management, Inc. Invesco Investment Services manages the Invesco Van Kampen VI Portfolios. The Columbia VIT Funds are managed by Columbia Management. The PIMCO Funds are managed by the Pacific Investment Management Company LLC. The Rydex/SGI Funds are managed by Rydex/SGI Investments.

The contract holder’s account value in a Separate Account division will vary depending on the performance of the corresponding portfolio, also referred to as underlying fund. The Separate Account currently has 435 investment divisions available. The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business the Company may conduct

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for separate accounts formed as unit investment trusts.

Investments

Investments in shares of the Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2010. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds’ shares are determined based on the identified cost basis.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Capital gain distributions are included in the realized gain distributions line on the Statement of Operations. Dividends are included in the reinvested dividends line on the Statement of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Funds’ portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets.

Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1.

Unit Value

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Taxes

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and determined that no additional disclosures are required.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the period ended December 31, 2010 (refer to the Statement of Changes in Net Assets for the applicable period ended December 31, 2010) and the cost of shares held at December 31, 2010, for each division, were as follows:

Division	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)	$39,284	$2,856	$69,892
Touchstone Aggressive ETF (AnnuiChoice ™)	767,476	539,326	981,107
Touchstone Aggressive ETF (AnnuiChoice II ™)	234,746	82,427	684,521
Touchstone Aggressive ETF (GrandMaster flex3 ™)	2,421,562	1,770,214	2,853,676
Touchstone Aggressive ETF (Grandmaster ™)	43,225	169,074	61,516
Touchstone Aggressive ETF (IQ Annuity ™)	355,129	394,064	3,588,715
Touchstone Aggressive ETF (IQ Advisor Standard ™)	5,150	4,726	11,096
Touchstone Aggressive ETF (Pinnacle Plus ™)	6,255	23,664	225,819
Touchstone Baron Small Cap Growth (AdvantEdge ™)	207,925	37,057	352,457
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	52,867	88,027	149,126
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	90,784	280,194	714,166
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	54,403	407,050	454,427
Touchstone Baron Small Cap Growth (Grandmaster ™)	60,315	115,357	698,076
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	(1)	44	5,837
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	129,356	163,994	228,485
Touchstone Baron Small Cap Growth (IQ Annuity ™)	696,035	768,726	2,632,417
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	140,020	87,441	486,664
Touchstone Conservative ETF (AdavatEdge ™)	161,458	49,800	306,245
Touchstone Conservative ETF (AnnuiChoice ™)	56,289	37,418	754,545
Touchstone Conservative ETF (AnnuiChoice II ™)	639,419	192,332	1,145,255
Touchstone Conservative ETF (GrandMaster flex3 ™)	451,359	115,973	670,718
Touchstone Conservative ETF (Grandmaster ™)	44,689	58,428	668,247
Touchstone Conservative ETF (IQ Advisor Standard ™)	5,789	6,982	124,971
Touchstone Conservative ETF (IQ Annuity ™)	152,620	387,172	1,070,361
Touchstone Conservative ETF (Pinnacle Plus ™)	14,248	86,858	83,025
Touchstone Core Bond (AdvantEdge ™)	55,583	36,954	80,703
Touchstone Core Bond (AnnuiChoice ™)	209,712	655,905	556,611
Touchstone Core Bond (AnnuiChoice II ™)	146,540	18,435	268,804
Touchstone Core Bond (GrandMaster flex3 ™)	85,064	244,531	333,914
Touchstone Core Bond (Grandmaster ™)	63,540	246,242	364,136
Touchstone Core Bond (IQ Annuity ™)	90,811	108,748	518,975
Touchstone Core Bond (Pinnacle Plus ™)	243,284	192,803	380,016
Touchstone Core Bond (IQ Advisor Standard ™)	6,783	89,645	156,275
Touchstone Enhanced ETF (AdvantEdge ™)	32,438	25,070	332,140
Touchstone Enhanced ETF (AnnuiChoice ™)	12,813	33,103	737,602
Touchstone Enhanced ETF (AnnuiChoice II ™)	4,565	3,254	88,550
Touchstone Enhanced ETF (GrandMaster flex3 ™)	97,760	438,957	1,023,608
Touchstone Enhanced ETF (Grandmaster ™)	11,077	112,827	159,360
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	776	304	45,783
Touchstone Enhanced ETF (IQ Advisor Standard ™)	3,379	990	226,503
Touchstone Enhanced ETF (IQ Annuity ™)	261,815	383,333	4,479,895

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Enhanced ETF (Pinnacle Plus ™)	$10,097	$19,129	$256,058
Touchstone GMAB Aggressive ETF (AnnuiChoice II ™)	2,841	5,875	138,600
Touchstone GMAB Conservative ETF (AnnuiChoice II ™)	5,792	30,055	231,292
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	755	1,847	28,514
Touchstone GMAB Moderate ETF (AnnuiChoice II ™)	512	432	19,319
Touchstone High Yield (AnnuiChoice ™)	89,055	189,088	340,037
Touchstone High Yield (AnnuiChoice II ™)	47,584	5,674	137,815
Touchstone High Yield (GrandMaster flex3 ™)	343,903	360,946	585,745
Touchstone High Yield (Grandmaster ™)	585,370	587,894	211,042
Touchstone High Yield (IQ Annuity ™)	768,268	1,792,932	536,541
Touchstone High Yield (IQ Advisor Standard™)	6,313	135,316	70,562
Touchstone High Yield (Pinnacle Plus ™)	87,051	250,561	339,114
Touchstone High Yield (AdvantEdge ™)	2,914,409	1,921,500	1,221,040
Touchstone Large Cap Core Equity (AdvantEdge ™)	219,897	4,580	226,901
Touchstone Large Cap Core Equity (AnnuiChoice ™)	26,030	250,029	1,016,619
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	47,735	55,877	218,853
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	61,136	152,437	467,245
Touchstone Large Cap Core Equity (Grandmaster ™)	23,577	216,297	1,060,002
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	356	1,052	22,332
Touchstone Large Cap Core Equity (IQ Annuity ™)	16,671	235,592	590,497
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	212,768	98,772	640,520
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E ™)	3,149	674	2,474
Touchstone Mid Cap Growth (AdvantEdge ™)	176,575	32,246	165,049
Touchstone Mid Cap Growth (AnnuiChoice ™)	95,524	486,209	1,726,572
Touchstone Mid Cap Growth (AnnuiChoice II ™)	93,331	120,651	1,296,970
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	46,841	276,365	125,000
Touchstone Mid Cap Growth (Grandmaster ™)	2,659	83,165	48,968
Touchstone Mid Cap Growth (IQ Annuity ™)	40,838	158,679	620,929
Touchstone Mid Cap Growth (Pinnacle Plus ™)	405,420	469,615	353,795
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E ™)	3,449	769	2,701
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	10	23	2,506
Touchstone Moderate ETF (AdvantEdge ™)	211,810	12,286	575,429
Touchstone Moderate ETF (AnnuiChoice ™)	367,980	399,316	3,527,445
Touchstone Moderate ETF (AnnuiChoice II ™)	415,088	121,083	1,842,925
Touchstone Moderate ETF (GrandMaster flex3 ™)	72,662	1,578,854	2,369,968
Touchstone Moderate ETF (Grandmaster ™)	30,239	35,281	224,616
Touchstone Moderate ETF (IQ Annuity ™)	102,327	293,191	2,288,114
Touchstone Moderate ETF (Pinnacle Plus ™)	23,297	125,521	611,721
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	932	331	40,266
Touchstone Moderate ETF (IQ Advisor Standard ™)	5,283	22,191	104,102
Touchstone Money Market (AdvantEdge ™)	5,167,607	5,114,693	1,408,472
Touchstone Money Market (AnnuiChoice ™)	1,063,399	2,272,942	1,728,734
Touchstone Money Market (AnnuiChoice II ™)	606,797	1,244,393	1,953,389
Touchstone Money Market (Grandmaster ™)	1,761,914	3,511,318	3,950,623
Touchstone Money Market (GrandMaster flex3™)	2,061,788	2,625,824	1,404,894
Touchstone Money Market (IQ Advisor Standard ™)	308,901	552,826	256,906

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Money Market (IQ Annuity ™)	$1,158,332	$1,373,931	$86,719
Touchstone Money Market (IQ3 ™)	3,468,410	4,442,349	3,554,321
Touchstone Money Market (Pinnacle Plus ™)	1,159,198	2,207,628	1,710,518
Touchstone Third Avenue Value (AdvantEdge ™)	156,204	55,990	600,581
Touchstone Third Avenue Value (AnnuiChoice ™)	422,828	984,054	2,922,592
Touchstone Third Avenue Value (AnnuiChoice II ™)	139,820	136,649	1,002,112
Touchstone Third Avenue Value (GrandMaster flex3 ™)	96,136	1,127,771	758,482
Touchstone Third Avenue Value (Grandmaster ™)	77,258	285,068	1,272,900
Touchstone Third Avenue Value (IQ Annuity ™)	352,147	677,119	3,264,823
Touchstone Third Avenue Value (Pinnacle Plus ™)	558,104	603,555	969,676
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	309	37	7,701
Touchstone Third Avenue Value (IQ Advisor Standard ™)	70,197	56,912	777,724
Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice ™)	2,216	26,933	122,911
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)	4,663	251,715	127,549
JP Morgan IT Mid Cap Value (Grandmaster ™)	735	1,080	45,063
JP Morgan IT Mid Cap Value (IQ3 ™)	1,027	75,861	39,766
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)	2,281	119,356	52,402
Non-Affiliated Intial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	237,728	1,632,357	12,133,614
Fidelity VIP Growth (Grandmaster ™)	66,751	1,003,658	6,148,776
Fidelity VIP High Income (Grandmaster ™)	1,786,729	1,624,831	3,141,600
Fidelity VIP II Asset Manager (Grandmaster ™)	240,549	927,897	7,342,038
Fidelity VIP II Contrafund (Grandmaster ™)	907,001	1,924,731	16,308,551
Fidelity VIP II Index 500 (Grandmaster ™)	187,327	796,132	4,983,725
Fidelity VIP II Index 500 (IQ Annuity ™)	12,836	77,905	243,433
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	19,198	77,765	399,218
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	2,252	47,932	46,176
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	173,610	462,537	3,111,143
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	17,811	196,917	366,797
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	50,827	73,913	1,053,421
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	5,947	28,573	86,680
Fidelity VIP III Balanced (Grandmaster ™)	1,631,386	260,641	2,157,445
Fidelity VIP Overseas (AnnuiChoice ™)	2,269	28,518	184,413
Fidelity VIP Overseas (AnnuiChoice II ™)	965	8,850	87,826
Fidelity VIP Overseas (Grandmaster ™)	46,392	498,042	3,673,559
Fidelity VIP Overseas (Grandmaster flex3 ™)	443	5,334	14,908
Fidelity VIP Overseas (IQ Annuity ™)	429	17,636	31,737
Fidelity VIP Overseas (Pinnacle Plus ™)	26,183	42,197	77,043
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	6,359	38,243	486,754
Fidelity VIP Growth (IQ Annuity ™)	1,668	27,982	221,980
Fidelity VIP High Income (IQ Annuity ™)	1,216,935	1,421,152	812,503
Fidelity VIP II Asset Manager (IQ Annuity ™)	8,468	19,560	96,542
Fidelity VIP II Contrafund (IQ Annuity ™)	109,908	109,714	841,378
Fidelity VIP III Balanced (IQ Annuity ™)	87,069	68,946	124,399

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class (continued):
Fidelity VIP III Mid Cap (Grandmaster ™)	$9,330	$449,288	$1,498,799
Fidelity VIP III Mid Cap (IQ Annuity ™)	6,127	144,302	955,062
Fidelity VIP Overseas (IQ Annuity ™)	597	15,858	53,956
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AdvantEdge ™)	39,046	47,285	78,985
Fidelity VIP Asset Manager (AnnuiChoice ™)	6,197	29,366	333,729
Fidelity VIP Asset Manager (AnnuiChoice II ™)	12,353	21,511	45,408
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	3,373	54,358	125,933
Fidelity VIP Asset Manager (IQ3 ™)	17,090	51,434	269,450
Fidelity VIP Asset Manager (Pinnacle Plus ™)	6,946	31,209	84,857
Fidelity VIP Balanced (AdvantEdge ™)	145,671	64,964	165,890
Fidelity VIP Balanced (AnnuiChoice ™)	495,717	249,367	857,556
Fidelity VIP Balanced (AnnuiChoice II ™)	227,843	55,391	309,473
Fidelity VIP Balanced (GrandMaster flex3 ™)	244,276	115,353	471,809
Fidelity VIP Balanced (Grandmaster ™)	160,797	152,970	1,074,499
Fidelity VIP Balanced (IQ3 ™)	462,365	131,731	905,939
Fidelity VIP Balanced (Pinnacle Plus ™)	228,952	324,817	166,736
Fidelity VIP Balanced (IQ Advisor Standard ™)	3,267	3,587	175,592
Fidelity VIP Contrafund (AdvantEdge ™)	1,301,604	77,524	1,517,875
Fidelity VIP Contrafund (AnnuiChoice ™)	623,264	1,050,410	3,098,656
Fidelity VIP Contrafund (AnnuiChoice II ™)	623,446	302,582	1,591,223
Fidelity VIP Contrafund (GrandMaster flex3 ™)	318,127	936,522	1,497,654
Fidelity VIP Contrafund (IQ3 ™)	1,389,394	963,649	5,443,223
Fidelity VIP Contrafund (Pinnacle Plus ™)	845,745	804,720	1,315,482
Fidelity VIP Contrafund (IQ Advisor Standard ™)	260,759	64,747	261,397
Fidelity VIP Disciplined Small Cap (AdvantEdge™)	1	40	1,458
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	5,760	51,091	102,391
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	10,843	6,143	22,964
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	36	28,596	37,784
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	144	6,073	60,693
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	355	7,388	95,482
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	2,012	6,065	9,800
Fidelity VIP Equity-Income (AdvantEdge ™)	37,763	4,104	55,935
Fidelity VIP Equity-Income (AnnuiChoice ™)	35,537	386,824	1,502,108
Fidelity VIP Equit-Income (AnnuiChoice II ™)	117,828	99,872	376,632
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	7,069	85,178	281,747
Fidelity VIP Equity-Income (IQ3 ™)	68,998	315,887	868,831
Fidelity VIP Equity-Income (Pinnacle Plus ™)	7,380	56,407	240,563
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	321	1,026	23,237
Fidelity Freedom 2010 (Adnavtedge ™)	45,713	29,062	176,840
Fidelity Freedom 2010 (AnnuiChoice ™)	169	205	4,878
Fidelity Freedom 2010 (AnnuiChoice II ™)	109,707	45,753	222,519
Fidelity Freedom 2010 (GrandMaster ™)	5,735	214,926	45,072
Fidelity Freedom 2010 (IQ Annuity ™)	6,036	211,890	137,174
Fidelity Freedom 2010 (Pinnacle Plus ™)	278	121	6,435
Fidelity Freedom 2015 (AdvantEdge ™)	2,327	19,495	66,700

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity Freedom 2015 (AnnuiChoice ™)	$838	$259	$28,466
Fidelity Freedom 2015 (AnnuiChoice II ™)	6,523	43,591	172,507
Fidelity Freedom 2015 (GrandMaster ™)	650	272	19,120
Fidelity Freedom 2015 (IQ Annuity ™)	3,585	1,697	122,852
Fidelity Freedom 2015 (Pinnacle Plus ™)	76,129	66,990	89,519
Fidelity Freedom 2020 (AdvantEdge ™)	23,873	23,594	172,962
Fidelity Freedom 2020 (AnnuiChoice ™)	1,248	20,507	41,255
Fidelity Freedom 2020 (AnnuiChoice II ™)	72,127	8,412	584,652
Fidelity Freedom 2020 (GrandMaster ™)	4,663	408	30,256
Fidelity Freedom 2020 (IQ Annuity ™)	1,029	557	42,560
Fidelity Freedom 2020 (Pinnacle Plus ™)	443	263	14,220
Fidelity Freedom 2025 (AnnuiChoice II ™)	4,080	2,353	166,565
Fidelity Freedom 2025 (GrandMaster ™)	44	27	1,973
Fidelity Freedom 2025 (Pinnacle Plus ™)	182	114	7,854
Fidelity Freedom 2030 (AdvantEdge ™)	86,021	2,614	83,440
Fidelity Freedom 2030 (AnnuiChoice II ™)	5,646	2,840	242,607
Fidelity Freedom 2030 (IQ Annuity ™)	4,628	393	34,283
Fidelity VIP Growth (AdvantEdge ™)	53,978	18,873	51,719
Fidelity VIP Growth (AnnuiChoice ™)	47,564	108,312	782,104
Fidelity VIP Growth (AnnuiChoice II ™)	52,097	83,617	191,216
Fidelity VIP Growth (GrandMaster ™)	153,367	176,645	568,451
Fidelity VIP Growth (GrandMaster flex3 ™)	76,482	26,231	347,320
Fidelity VIP Growth (IQ3 ™)	25,972	117,542	481,890
Fidelity VIP Growth (Pinnacle Plus ™)	34,071	13,700	139,042
Fidelity VIP Growth (IQ Advisor Standard ™)	13	21	4,421
Fidelity VIP High Income (AdvantEdge ™)	1,716,886	2,725,187	614,083
Fidelity VIP High Income (AnnuiChoice ™)	536,895	1,387,186	536,459
Fidelity VIP High Income (AnnuiChoice II ™)	821,308	560,921	779,725
Fidelity VIP High Income (GrandMaster flex3 ™)	16,157,417	9,544,659	16,487,270
Fidelity VIP High Income (IQ3 ™)	2,612,432	2,740,270	1,878,792
Fidelity VIP High Income (Pinnacle Plus ™)	49,717	9,132	119,436
Fidelity VIP Index 500 (AdvantEdge ™)	380,462	7,973	404,792
Fidelity VIP Index 500 (AnnuiChoice ™)	86,894	304,720	1,041,704
Fidelity VIP Index 500 (IQ3 ™)	164,356	682,765	1,060,893
Fidelity VIP Index 500 (AnnuiChoice II ™)	140,454	43,886	541,593
Fidelity VIP Index 500 (Grandmaster ™)	30,178	491,216	809,692
Fidelity VIP Index 500 (Grandmaster flex3 ™)	57,340	137,636	238,548
Fidelity VIP Index 500 (IQ Advisor Standard ™)	96,051	134,817	288,548
Fidelity VIP Index 500 (Pinnacle Plus ™)	45,591	58,288	282,343
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	819,691	211,965	756,277
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	367,986	1,125,701	3,148,852
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	403,064	196,209	1,058,335
Fidelity VIP Investment Grade Bond (GrandMaster ™)	295,903	563,949	2,215,330
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	64,232	380,815	784,558
Fidelity VIP Investment Grade Bond (IQ3 ™)	246,755	1,150,839	1,826,414
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	189,587	325,309	762,777

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	$472,050	$433,399	$566,419
Fidelity VIP Mid Cap (AdvantEdge ™)	419,718	175,068	387,742
Fidelity VIP Mid Cap (AnnuiChoice ™)	300,188	715,918	2,148,108
Fidelity VIP Mid Cap (AnnuiChoice II ™)	249,852	146,062	499,697
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	61,479	585,141	623,837
Fidelity VIP Mid Cap (Grandmaster ™)	178,772	331,536	1,297,645
Fidelity VIP Mid Cap (IQ Annuity ™)	573,450	947,368	1,923,815
Fidelity VIP Mid Cap (Pinnacle Plus ™)	162,138	274,529	963,780
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	58	102	12,772
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	79,675	96,837	173,282
Fidelity VIP Overseas (AdvantEdge ™)	198,235	37,671	308,681
Fidelity VIP Overseas (AnnuiChoice ™)	93,122	174,194	541,096
Fidelity VIP Overseas (AnnuiChoice II ™)	68,512	130,279	259,183
Fidelity VIP Overseas (GrandMaster ™)	115,659	161,413	974,784
Fidelity VIP Overseas (GrandMaster flex3 ™)	40,605	130,473	275,654
Fidelity VIP Overseas (IQ3 ™)	222,685	275,888	545,684
Fidelity VIP Overseas (Pinnacle Plus ™)	38,902	117,388	208,361
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	213	121	17,301
Fidelity VIP Overseas (IQ Advisor Standard ™)	2,701	35,709	298,456
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	14,628	140,253	110,183
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	525	7,039	7,486
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	3,129	5,127	65,584
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	7,080	27,213	163,904
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	22,316	109,267	434,001
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	1,505	5,223	113,691
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	2,886	52,683	126,706
Van Kampen UIF U.S. Real Estate (IQ3 ™)	8,942	85,223	476,289
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	33,715	349,693	634,061
Franklin Growth and Income Securities (AdvantEdge ™)	1,451	1,346	30,351
Franklin Growth and Income Securities (AnnuiChoice ™)	126,615	327,709	1,741,859
Franklin Growth and Income Securities (AnnuiChoice II ™)	57,551	35,631	110,391
Franklin Growth and Income Securities (GrandMaster flex3 ™)	48,851	171,919	788,526
Franklin Growth and Income Securities (Grandmaster ™)	53,009	102,706	815,160
Franklin Growth and Income Securities (IQ Annuity ™)	220,321	536,946	2,539,028
Franklin Growth and Income Securities (Pinnacle Plus ™)	56,003	166,991	506,776
Franklin Income Securities (AdvantEdge ™)	126,762	36,900	183,177
Franklin Income Securities (AnnuiChoice ™)	409,676	915,703	2,892,930
Franklin Income Securities (AnnuiChoice II ™)	94,854	73,524	936,729
Franklin Income Securities (GrandMaster flex3 ™)	494,443	989,176	3,168,424
Franklin Income Securities (Grandmaster ™)	282,493	450,178	2,359,400
Franklin Income Securities (IQ Annuity ™)	412,473	1,122,962	3,386,933
Franklin Income Securities (Pinnacle Plus ™)	511,966	375,042	1,775,115
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)	7,744	1,661	6,062
Franklin Income Securities (IQ Advisor Enhanced ™)	695	84	11,217

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Franklin Income Securities (IQ Advisor Standard ™)	$96,302	$6,782	$92,877
Franklin Large Cap Growth Securities (AdvantEdge ™)	393,958	25,105	387,987
Franklin Large Cap Growth Securities (AnnuiChoice ™)	16,927	37,205	220,014
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	110,875	11,439	306,085
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	1,256	39,384	152,447
Franklin Large Cap Growth Securities (Grandmaster ™)	19,498	591	66,077
Franklin Large Cap Growth Securities (IQ Annuity ™)	6,440	24,236	131,991
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	316,708	147,941	412,742
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	89	65	8,430
Franklin Mutual Shares Securities (AdvantEdge ™)	814,642	123,897	922,669
Franklin Mutual Shares Securities (AnnuiChoice ™)	75,723	313,344	1,244,046
Franklin Mutual Shares Securities (AnnuiChoice II ™)	279,081	43,029	937,688
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	218,476	864,966	1,801,061
Franklin Mutual Shares Securities (IQ Annuity ™)	21,339	213,338	1,083,281
Franklin Mutual Shares Securities (Pinnacle Plus ™)	102,805	156,289	1,020,386
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	32,642	79,963	496,759
Franklin Mutual Shares Securities(Grandmaster ™)	65,995	263,695	571,197
Franklin Small Cap Value Securities (AdvantEdge ™)	294,523	45,869	261,929
Franklin Small Cap Value Securities (Annuichoice ™)	181,743	105,334	122,196
Franklin Small Cap Value Securities (Annuichoice II ™)	71,649	45,272	111,014
Franklin Small Cap Value Securities (Grandmaster ™)	98,792	28,752	122,918
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	76,292	23,318	67,501
Franklin Small Cap Value Securities (IQ Advisor Standard ™)	295	235	38,404
Franklin Small Cap Value Securities (IQ Annuuity ™)	87,201	48,654	78,526
Franklin Small Cap Value Securities (Pinnacle Plus ™)	76,138	13,775	157,951
Franklin Small Cap Value Securities (Pinnacle Plus Reduced M&E ™)	3,472	818	2,712
Templeton Foriegn Securities Fund (AdvantEdge ™)	297,429	7,312	338,271
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	71,315	220,143	604,643
Templeton Foriegn Securities Fund (Grandmaster ™)	132,891	120,248	314,413
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	348,324	266,080	587,997
Templeton Foriegn Securities Fund (Pinnacle Plus Reduced M&E ™)	2,131	447	1,668
Templeton Foreign Securities Fund (AnnuiChoice ™)	297,107	403,913	778,578
Templeton Foreign Securities Fund (AnnuiChoice II ™)	61,489	84,816	318,036
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	558	1,320	38,359
Templeton Growth Securities (AdvantEdge ™)	45,492	13,476	84,558
Templeton Growth Securities (AnnuiChoice ™)	53,994	293,957	348,930
Templeton Growth Securities (AnnuiChoice II ™)	11,531	7,888	252,778
Templeton Growth Securities (GrandMaster flex3 ™)	23,757	435,476	847,422
Templeton Growth Securities (Grandmaster ™)	16,656	172,140	423,733
Templeton Growth Securities (IQ Annuity ™)	36,911	129,913	759,604
Templeton Growth Securities (Pinnacle Plus ™)	23,696	61,604	593,195
Templeton Growth Securities (IQ Advisor Standard ™)	29,320	26,502	157,463
Invesco Van Kampen VI Comstock (AdvantEdge ™)	19,582	23,164	355,381
Invesco Van Kampen VI Comstock (AnnuiChoice ™)	12,997	104,047	280,106
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)	19,325	15,345	185,398
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)	2,971	97,713	111,360

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Comstock (Grandmaster ™)	$212	$13,964	$141,425
Invesco Van Kampen VI Comstock (IQ Annuity ™)	35,952	343,124	337,554
Invesco Van Kampen VI Comstock (IQ Advisor Standard ™)	58	1,285	43,892
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)	31,627	71,368	147,778
Invesco Van Kampen VI Capital Growth (AdvantEdge ™)	129	991	11,263
Invesco Van Kampen VI Capital Growth (AnnuiChoice ™)	36,306	103,432	26,655
Invesco Van Kampen VI Capital Growth (AnnuiChoice II ™)	—	5,031	37,813
Invesco Van Kampen VI Capital Growth (GrandMaster flex3 ™)	—	4,010	37,936
Invesco Van Kampen VI Capital Growth (Grandmaster ™)	53,576	133	61,491
Invesco Van Kampen VI Capital Growth (IQ Annuity ™)	67,664	96,232	216,510
Invesco Van Kampen VI Capital Growth (Pinnacle Plus ™)	10,768	54,768	37,324
Invesco Van Kampen VI Mid Cap Value (AdvantEdge ™)	253,774	28,497	271,609
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice ™)	31,519	3,568	27,727
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice II ™)	29,621	14,855	119,945
Invesco Van Kampen VI Mid Cap Value (Grandmaster ™)	19,642	21,365	33,771
Invesco Van Kampen VI Mid Cap Value (Grandmaster flex3 ™)	27,259	54	27,206
Invesco Van Kampen VI Mid Cap Value (IQ Annuity ™)	56,770	18,434	77,366
Invesco Van Kampen VI Mid Cap Value (Pinnacle Plus ™)	3,967	26	3,939
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)	147,051	3,524	163,165
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	69,147	55,591	227,335
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	104,076	281,274	220,545
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	90,765	482,103	178,752
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	990,560	4,848,725	232,173
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	187,369	393,655	318,300
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	109,032	69,785	293,949
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	388	57	8,576
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	211,776	52,489	274,223
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	131,352	421,609	371,154
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	188,047	38,589	307,636
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	41,416	301,602	274,962
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	144,924	120,443	375,006
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	99,087	345,227	450,678
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	118,552	171,895	337,993
Van Kampen UIF Emerg. Mrkts. Equity (Pinnacle Plus Reduced M&E ™)	2,053	437	1,607
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	86,750	141,231	88,505
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	176,546	43,106	160,689
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	139,307	134,746	370,067
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	62,050	55,454	185,561
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	97,634	99,708	343,426
Van Kampen UIF U. S. Real Estate (Pinnacle Plus Reduced M&E ™)	1,088	235	852
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	118,145	75,394	221,787
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	7,346	54,442	76,851
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	119,848	130,077	251,459
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	4,841	5,115	319,701

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class B:
DWS Small Cap Index (AnnuiChoice ™)	$3,462	$104,507	$392,016
DWS Small Cap Index (AnnuiChoice II ™)	92,638	6,776	167,607
DWS Small Cap Index (GrandMaster flex3 ™)	25,211	69,773	79,163
DWS Small Cap Index (Grandmaster ™)	41,143	29,907	102,905
DWS Small Cap Index (IQ3 ™)	68,862	207,700	260,496
DWS Small Cap Index (Pinnacle Plus ™)	1,575	26,913	84,841
DWS Small Cap Index (IQ Advisor Standard ™)	105	1,078	17,769
Columbia VIT Mid Cap Value (AdvantEdge ™)	73,437	1,244	83,340
Columbia VIT Mid Cap Value (AnnuiChoice ™)	28,257	6,518	29,452
Columbia VIT Mid Cap Value (AnnuiChoice II ™)	367	300	6,235
Columbia VIT Mid Cap Value (Grandmaster flex3 ™)	19,715	11,543	9,326
Columbia VIT Mid Cap Value (Grandmaster ™)	74,495	2,498	71,807
Columbia VIT Mid Cap Value (Pinnacle Plus ™)	142,801	1,130	141,759
Columbia VIT Small Cap Value (AdvantEdge ™)	137,148	18,349	123,997
Columbia VIT Small Cap Value (AnnuiChoice ™)	49,237	33,938	77,029
Columbia VIT Small Cap Value (AnnuiChoice II ™)	16,475	3,638	40,539
Columbia VIT Small Cap Value (Grandmaster flex3 ™)	4,359	5,007	25,471
Columbia VIT Small Cap Value (Grandmaster ™)	9,987	2,411	7,723
Columbia VIT Small Cap Value (Pinnacle Plus ™)	49,097	376	48,762
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)	76,720	56,855	52,582
Pimco VIT All Asset (AnnuiChoice ™)	67,029	34,426	83,250
Pimco VIT All Asset (AnnuiChoice II ™)	54,644	43,596	103,355
Pimco VIT All Asset (Grandmaster ™)	289,330	62,570	342,309
Pimco VIT All Asset (GrandMaster flex3 ™)	154,306	18,417	248,981
Pimco VIT All Asset (IQ Annuity ™)	84,439	58,201	122,257
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	295,124	13,594	355,618
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	77,490	44,824	242,433
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	73,901	30,389	246,794
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	124,071	16,608	189,333
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	114,211	36,592	337,604
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	719,326	906,147	906,490
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	78,736	46,300	155,950
Pimco VIT Low Duration (AdvantEdge ™)	83,376	25,240	58,340
Pimco VIT Low Duration (AnnuiChoice ™)	237,386	213,124	305,133
Pimco VIT Low Duration (AnnuiChoice II ™)	819,929	608,731	824,314
Pimco VIT Low Duration (Grandmaster™)	1,114,793	1,073,073	326,068
Pimco VIT Low Duration (GrandMaster flex3 ™)	11,150,933	11,184,969	292,123
Pimco VIT Low Duration (IQ Annuity ™)	1,634,616	1,204,257	794,118
Pimco VIT Low Duration (Pinnacle Plus ™)	665,807	602,108	134,372
Pimco VIT Real Return (AdvantEdge ™)	142,236	72,153	87,921
Pimco VIT Real Return (AnnuiChoice ™)	221,922	312,682	450,308
Pimco VIT Real Return (AnnuiChoice II ™)	16,363	63,188	212,791
Pimco VIT Real Return (IQ Annuity ™)	67,147	97,096	208,598
Pimco VIT Real Return (Grandmaster ™)	22,756	113,266	164,656
Pimco VIT Real Return (GrandMaster flex3 ™)	178,778	22,588	263,139

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Advisor Class (continued):
Pimco VIT Real Return (Pinnacle Plus ™)	$297,740	$230,920	$159,620
Pimco VIT Total Return (AdvantEdge ™)	2,711,158	160,642	3,150,642
Pimco VIT Total Return (AnnuiChoice ™)	1,301,137	1,365,582	1,441,159
Pimco VIT Total Return (AnnuiChoice II ™)	572,484	370,743	1,419,875
Pimco VIT Total Return (IQ Annuity ™)	2,389,264	2,205,012	1,575,602
Pimco VIT Total Return (Grandmaster ™)	602,394	600,208	2,012,949
Pimco VIT Total Return (GrandMaster flex3 ™)	3,202,067	5,028,522	1,015,006
Pimco VIT Total Return (Pinnacle Plus ™)	945,242	869,251	566,852
Investor Class:
Rydex SGI VT Multi-Hedge Strategies (AdvantEdge ™)	15,771	565	29,288
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice ™)	5,359	13,061	48,548
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II ™)	13,859	5,725	74,190
Rydex SGI VT Multi-Hedge Strategies (Grandmaster ™)	1	3,027	21,338
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3 ™)	4,777	239	15,471
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity ™)	198	36,393	23,583
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus ™)	12,286	344	20,705
Rydex SGI VT Alternative Strategies Allocation (GrandMaster flex3 ™)	24	158	10,042
Rydex SGI VT Alternative Strategies Allocation (AdvantEdge ™)	52,115	45,108	134,007
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice ™)	6,893	797	6,085
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II ™)	14,359	4,070	100,146
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)	48	715	20,195
Rydex SGI VT Alternative Strategies Allocation (IQ Annuity ™)	4,391	343	5,051
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus ™)	496	1	495
Rydex SGI VT U.S. Long Short Momentum (AdvantEdge ™)	1,869	2,930	20,330
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice ™)	270	5,519	32,389
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice II ™)	6,482	599	24,094
Rydex SGI VT U.S. Long Short Momentum (IQ Annuity ™)	1,177	27,837	29,281
Rydex SGI VT U.S. Long Short Momentum (Grandmaster ™)	3,293	3,746	3,289
Rydex SGI VT U.S. Long Short Momentum (GrandMaster flex3 ™)	—	182	13,642
Rydex SGI VT U.S. Long Short Momentum (Pinnacle Plus ™)	1	208	8,676
Rydex SGI VT Managed Futures Strategies (AdvantEdge ™)	171,801	52,110	172,747
Rydex SGI VT Managed Futures Strategies (AnnuiChoice ™)	45,981	35,854	9,685
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II ™)	13,295	3,101	61,453
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3 ™)	3,517	13,302	3,492
Rydex SGI VT Managed Futures Strategies (IQ Annuity ™)	811,119	799,605	54,755
Rydex SGI VT Managed Futures Strategies (Pinnacle Plus ™)	1,239	11,383	1,230

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. Nine contracts are currently included in the Separate Account: GrandMaster flex3, IQ the SmartAnnuity (“IQ Annuity”), IQ3 the Smart Annuity (“IQ3”), IQ Advisor (Standard or Enhanced), AnnuiChoice, AnnuiChoice II, Pinnacle Plus, and AdvantEdge. GrandMaster flex3, AnnuiChoice, AnnuiChoice II, Pinnacle Plus, and AdvantEdge have a deferred sales load charge. IQ Annuity, IQ3, has IQ Advisor (Standard or Enhanced) have no sales load charges on their contracts. GrandMaster flex3 charges a mortality and expense risk charge to cover mortality and expense risk and certain administrative expenses of 1.40% and 0.15%, IQ Annuity and IQ3 charge 1.3% and 0.15% of net assets for morality expense risks and administrative expenses, respectively. AnnuiChoice charges 0.85% and 0.15%, AnnuiChoice II charges 1.00% and 0.15%, of net assets. Pinnacle Plus charges an annual rate of 1.52% during the first nine contract years and 1.00% thereafter and 0.15% of net assets, respectively, for mortality and expense risks and administrative expenses. IQ Advisor Standard, an integrated low cost annuity sold by fee based financial planners, charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses. The same contract is available with an optional death benefit referred to as IQ Advisor Enhanced and charges an annual rate of 0.80% of net assets to cover these expenses. AdvantEdge charges an annual rate of 1.60% of net assets for mortality and expense risk and administrative expenses. Guaranteed Minimum Accumulation Benefit (“GMAB”) funds in AnnuiChoice and AnnuiChoice II charge an additional 0.60% of net assets for expenses associated with the GMAB rider. These charges are deducted on a daily basis. For IQ Annuity, IQ3, and AnnuiChoice, an annual administrative charge of $30 per contract is assessed if the participant’s account value is less than $50,000, or less than $75,000 for AnnuiChoice, at the end of any participation year prior to the participant’s retirement date (as defined by the participant’s contract). Pinnacle Plus has an annual administrative charge of $40 per contract, which is assessed if the account value is less than $75,000 at the end of any participation year. AnnuiChoice II has an annual administrative charge of $30 per contract, which is assessed if the account value is less than $75,000 at the end of any contact year. For GrandMaster flex 3 an annual administrative charge of $50 per contract is assessed if the account value is less than $75,000 at the end of any contract year. For AdvantEdge, an annual administrative charge of $50 per contract is assessed if the account value is less than $50,000 at the end of any contract year. IQ Advisor (Standard or Enhanced) does not have an annual administrative charge.

Integrity also deducts an amount quarterly to cover the cost of any additional benefits available under the contracts, if elected. The charge for riders is deducted on a quarterly anniversary day.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for the periods ended December 31, 2010, 2009, 2008, 2007, and 2006 (refer to the Statements of Changes in Net Assets for the applicable periods ended December 31, 2010 and 2009).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)
	2010	8	$9.90	$77	2.05%	1.60%	11.38%
	2009	4	8.89	35	5.89%	1.60%	19.80%
Touchstone Aggressive ETF (AnnuiChoice ™)
	2010	88	11.79	1,034	2.47%	1.00%	12.06%
	2009	69	10.52	731	4.58%	1.00%	20.51%
	2008	22	8.73	190	1.93%	1.00%	(29.84)%
	2007	29	12.45	362	1.93%	1.00%	4.08%
	2006	30	11.96	359	1.69%	1.00%	12.39%
Touchstone Aggressive ETF (AnnuiChoice II ™)
	2010	60	14.15	853	1.64%	1.15%	11.89%
	2009	49	12.64	616	2.84%	1.15%	26.43%
Touchstone Aggressive ETF (GrandMaster flex3 ™)
	2010	264	11.40	3,005	2.52%	1.55%	11.43%
	2009	209	10.23	2,141	3.63%	1.55%	19.84%
	2008	151	8.54	1,290	2.22%	1.55%	(30.23)%
	2007	178	12.23	2,178	1.86%	1.55%	3.50%
	2006	167	11.82	1,974	1.30%	1.55%	11.77%
Touchstone Aggressive ETF (Grandmaster ™)
	2010	6	11.54	68	0.75%	1.35%	11.66%
	2009	17	10.34	180	2.27%	1.35%	20.08%
	2008	13	8.61	109	2.42%	1.35%	(30.08)%
	2007	16	12.31	196	1.23%	1.35%	3.72%
	2006	30	11.87	361	1.38%	1.35%	11.99%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Aggressive ETF (IQ Annuity ™)
	2010	296	$11.47	$3,395	1.68%	1.45%	11.55%
	2009	300	10.28	3,089	2.49%	1.45%	19.96%
	2008	302	8.57	2,591	2.33%	1.45%	(30.16)%
	2007	323	12.27	3,966	1.95%	1.45%	3.56%
	2006	328	11.85	3,887	1.41%	1.45%	11.88%
Touchstone Aggressive ETF (Pinnacle Plus ™)
	2010	27	11.31	301	1.62%	1.67%	11.30%
	2009	28	10.17	288	2.75%	1.67%	19.69%
	2008	12	8.49	104	2.45%	1.67%	(30.31)%
	2007	12	12.19	150	2.03%	1.67%	3.37%
	2006	9	11.79	106	1.64%	1.67%	11.63%
Touchstone Aggressive ETF (IQ Advisor Standard ™)
	2010	1	12.74	13	1.57%	0.60%	12.51%
	2009	1	11.32	12	3.35%	0.60%	20.99%
	2007	2	13.28	20	1.97%	0.60%	4.51%
	2006	2	12.71	19	1.18%	0.60%	12.84%
Touchstone Baron Small Cap Growth (Advantedge ™)
	2010	38	11.25	428	0.00%	1.60%	22.93%
	2009	20	9.15	187	0.00%	1.60%	30.84%
	2008	2	6.99	16	0.00%	1.60%	(30.07)%
Touchstone Baron Small Cap Growth (AnnuiChoice ™)
	2010	53	19.51	1,035	0.00%	1.00%	23.68%
	2009	64	15.77	1,010	0.00%	1.00%	31.61%
	2008	81	11.99	971	0.00%	1.00%	(34.31)%
	2007	123	18.25	2,252	0.00%	1.00%	1.70%
	2006	134	17.94	2,398	0.00%	1.00%	17.09%
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)
	2010	17	12.21	206	0.00%	1.15%	23.49%
	2009	20	9.89	202	0.00%	1.15%	31.41%
	2008	15	7.52	110	0.00%	1.15%	(34.41)%
	2007	10	11.47	113	0.00%	1.15%	1.60%
	2006	1	11.29	14	0.00%	1.15%	12.93%
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)
	2010	36	17.34	633	0.00%	1.55%	22.99%
	2009	58	14.10	817	0.00%	1.55%	30.88%
	2008	59	10.77	635	0.00%	1.55%	(34.68)%
	2007	83	16.49	1,376	0.00%	1.55%	1.17%
	2006	91	16.30	1,476	0.00%	1.55%	16.44%
Touchstone Baron Small Cap Growth (Grandmaster ™)
	2010	62	15.67	973	0.00%	1.35%	23.24%
	2009	66	12.71	836	0.00%	1.35%	31.14%
	2008	17	9.69	166	0.00%	1.35%	(34.54)%
	2007	22	14.81	330	0.00%	1.35%	1.35%
	2006	26	14.61	387	0.00%	1.35%	16.67%

(1)   Results for periods of less than one year have been annualized.

(2)   Results for periods of less than one year have not been annualized.

* -   Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Baron Small Cap Growth (IQ Annuity ™)
	2010	162	$18.76	$3,035	0.00%	1.45%	23.12%
	2009	166	15.24	2,528	0.00%	1.45%	31.01%
	2008	148	11.63	1,724	0.00%	1.45%	(34.61)%
	2007	180	17.79	3,208	0.00%	1.45%	1.24%
	2006	195	17.57	3,427	0.00%	1.45%	16.56%
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)
	2010	30	18.08	543	0.00%	1.67%	22.84%
	2009	26	14.72	387	0.00%	1.67%	30.72%
	2008	21	11.26	241	0.00%	1.67%	(34.76)%
	2007	30	17.26	509	0.00%	1.67%	1.06%
	2006	28	17.08	486	0.00%	1.67%	16.30%
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)
	2010	*—	16.96	6	0.00%	0.80%	23.93%
	2009	*—	13.69	5	0.00%	0.80%	31.87%
	2008	*—	10.38	4	0.00%	0.80%	(34.18)%
	2007	*—	15.77	6	0.00%	0.80%	1.93%
	2006	*—	15.47	6	0.00%	0.80%	17.32%
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)
	2010	17	17.20	286	0.00%	0.60%	24.18%
	2009	19	13.85	267	0.00%	0.60%	32.14%
	2008	10	10.48	107	0.00%	0.60%	(34.04)%
	2007	14	15.89	216	0.00%	0.60%	2.15%
	2006	11	15.56	175	0.00%	0.60%	17.56%
Touchstone Conservative ETF (AdvantEdge ™)
	2010	30	10.74	325	2.44%	1.60%	7.07%
	2009	19	10.03	194	7.60%	1.60%	10.03%
Touchstone Conservative ETF (AnnuiChoice ™)
	2010	65	12.45	814	2.32%	1.00%	7.72%
	2009	65	11.56	748	3.14%	1.00%	10.67%
	2008	67	10.44	695	2.78%	1.00%	(10.40)%
	2007	77	11.65	894	1.77%	1.00%	4.71%
	2006	88	11.13	976	0.91%	1.00%	7.07%
Touchstone Conservative ETF (AnnuiChoice II ™)
	2010	99	12.14	1,206	2.83%	1.15%	7.56%
	2009	62	11.29	698	6.98%	1.15%	12.90%
Touchstone Conservative ETF (GrandMaster flex3 ™)
	2010	60	12.03	720	2.25%	1.55%	7.12%
	2009	31	11.23	344	3.60%	1.55%	10.06%
	2008	40	10.21	409	1.13%	1.55%	(10.90)%
	2007	162	11.45	1,850	1.59%	1.55%	4.13%
	2006	189	11.00	2,081	1.65%	1.55%	6.48%
Touchstone Conservative ETF (Grandmaster ™)
	2010	56	12.18	684	2.18%	1.35%	7.34%
	2009	58	11.35	654	3.49%	1.35%	10.28%
	2008	53	10.29	542	3.41%	1.35%	(10.72)%
	2007	59	11.53	678	1.42%	1.35%	4.31%
	2006	73	11.05	810	1.47%	1.35%	6.69%

(1)   Results for periods of less than one year have been annualized.

(2)   Results for periods of less than one year have not been annualized.

* -   Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Conservative ETF (IQ Annuity ™)
	2010	94	$12.11	$1,141	2.00%	1.45%	7.23%
	2009	115	11.29	1,299	4.27%	1.45%	10.17%
	2008	98	10.25	1,006	2.69%	1.45%	(10.81)%
	2007	137	11.49	1,573	2.15%	1.45%	4.17%
	2006	85	11.03	939	0.84%	1.45%	6.58%
Touchstone Conservative ETF (Pinnacle Plus ™)
	2010	8	11.94	94	1.37%	1.67%	6.99%
	2009	14	11.16	156	3.64%	1.67%	9.93%
	2008	13	10.15	128	2.17%	1.67%	(11.01)%
	2007	20	11.41	232	2.04%	1.67%	4.02%
	2006	3	10.97	38	1.02%	1.67%	6.35%
Touchstone Conservative ETF (IQ Advisor Standard ™)
	2010	11	13.17	139	2.25%	0.60%	8.15%
	2009	11	12.17	132	3.48%	0.60%	11.12%
	2008	11	10.96	116	3.07%	0.60%	(10.04)%
	2007	11	12.18	129	1.80%	0.60%	5.16%
	2006	11	11.58	122	0.83%	0.60%	7.50%
Touchstone Core Bond (Advantedge ™)
	2010	7	11.45	81	3.43%	1.60%	5.85%
	2009	5	10.82	59	7.69%	1.60%	13.09%
	2008	2	9.57	18	49.09%	1.60%	(4.33)%
Touchstone Core Bond (AnnuiChoice ™)
	2010	39	14.61	576	3.03%	1.00%	6.50%
	2009	72	13.72	988	4.58%	1.00%	13.75%
	2008	95	12.06	1,152	2.84%	1.00%	(4.23)%
	2007	169	12.59	2,129	5.62%	1.00%	4.43%
	2006	142	12.06	1,708	3.99%	1.00%	3.02%
Touchstone Core Bond (AnnuiChoice II ™)
	2010	22	12.23	273	4.44%	1.15%	6.34%
	2009	12	11.50	140	7.85%	1.15%	13.58%
	2008	5	10.12	52	4.37%	1.15%	(4.38)%
	2007	5	10.59	56	10.48%	1.15%	4.22%
	2006	2	10.16	20	28.27%	1.15%	1.58%
Touchstone Core Bond (GrandMaster flex3 ™)
	2010	27	13.20	354	2.78%	1.55%	5.91%
	2009	39	12.46	491	5.01%	1.55%	13.12%
	2008	45	11.02	499	4.01%	1.55%	(4.77)%
	2007	51	11.57	592	4.46%	1.55%	3.77%
	2006	53	11.15	586	3.64%	1.55%	2.45%
Touchstone Core Bond (Grandmaster ™)
	2010	30	12.64	375	3.11%	1.35%	6.12%
	2009	45	11.91	537	5.53%	1.35%	13.35%
	2008	43	10.51	450	4.04%	1.35%	(4.57)%
	2007	11	11.01	118	4.16%	1.35%	4.05%
	2006	8	10.58	88	4.63%	1.35%	2.65%

(1)   Results for periods of less than one year have been annualized.

(2)   Results for periods of less than one year have not been annualized.

* -   Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Core Bond (IQ Annuity ™)
	2010	40	$13.79	$547	3.75%	1.45%	6.01%
	2009	42	13.01	546	4.48%	1.45%	13.23%
	2008	52	11.49	597	3.22%	1.45%	(4.67)%
	2007	81	12.05	978	4.55%	1.45%	3.91%
	2006	58	11.60	675	3.08%	1.45%	2.55%
Touchstone Core Bond (Pinnacle Plus ™)
	2010	32	12.22	395	3.98%	1.67%	5.78%
	2009	29	11.55	333	3.89%	1.67%	12.98%
	2008	60	10.22	614	4.30%	1.67%	(4.88)%
	2007	69	10.75	740	6.53%	1.67%	3.66%
	2006	37	10.37	383	4.60%	1.67%	2.32%
Touchstone Core Bond (IQ Advisor Standard ™)
	2010	13	13.06	164	3.62%	0.60%	6.93%
	2009	20	12.22	240	4.51%	0.60%	14.21%
	2008	26	10.70	275	4.40%	0.60%	(3.85)%
	2007	17	11.12	187	22.81%	0.60%	11.24%
Touchstone Enhanced ETF (Advantedge ™)
	2010	40	9.72	387	2.05%	1.60%	9.72%
	2009	39	8.86	347	5.56%	1.60%	20.25%
	2008	16	7.37	117	28.51%	1.60%	(26.35)%
Touchstone Enhanced ETF (AnnuiChoice ™)
	2010	57	11.76	666	2.00%	1.00%	10.39%
	2009	59	10.65	630	3.52%	1.00%	20.95%
	2008	59	8.81	522	5.89%	1.00%	(32.09)%
	2007	87	12.97	1,127	2.00%	1.00%	3.02%
	2006	20	11.73	235	1.91%	1.00%	25.31%
Touchstone Enhanced ETF (AnnuiChoice II ™)
	2010	8	13.92	113	2.04%	1.15%	10.22%
	2009	8	12.63	102	5.07%	1.15%	26.30%
Touchstone Enhanced ETF (GrandMaster flex3 ™)
	2010	116	11.37	1,314	1.85%	1.55%	9.77%
	2009	148	10.35	1,535	1.95%	1.55%	20.28%
	2008	493	8.61	4,244	5.13%	1.55%	(32.47)%
	2007	777	12.75	9,898	1.71%	1.55%	2.38%
	2006	1,126	12.45	14,019	0.79%	1.55%	13.60%
Touchstone Enhanced ETF (Grandmaster ™)
	2010	18	11.51	207	1.47%	1.35%	10.00%
	2009	28	10.46	289	2.02%	1.35%	20.52%
	2008	86	8.68	746	6.33%	1.35%	(32.33)%
	2007	116	12.83	1,486	2.02%	1.35%	2.62%
	2006	116	12.50	1,452	1.00%	1.35%	13.83%
Touchstone Enhanced ETF (IQ Annuity ™)
	2010	342	11.44	3,915	1.96%	1.45%	9.89%
	2009	355	10.41	3,691	3.02%	1.45%	20.40%
	2008	465	8.64	4,019	6.68%	1.45%	(32.40)%
	2007	487	12.79	6,227	2.04%	1.45%	2.54%
	2006	463	12.47	5,779	0.75%	1.45%	13.72%

(1)   Results for periods of less than one year have been annualized.

(2)   Results for periods of less than one year have not been annualized.

* -   Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Enhanced ETF (Pinnacle Plus ™)
	2010	30	$11.28	$336	2.02%	1.67%	9.64%
	2009	31	10.29	316	4.27%	1.67%	20.13%
	2008	4	8.56	33	2.59%	1.67%	(32.55)%
	2007	20	12.70	252	2.13%	1.67%	2.24%
	2006	15	12.42	182	0.78%	1.67%	13.47%
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)
	2010	3	12.80	41	2.05%	0.80%	10.61%
	2009	3	11.57	37	3.40%	0.80%	21.20%
	2008	3	9.55	31	6.90%	0.80%	(31.95)%
	2007	3	14.03	45	2.01%	0.80%	3.17%
	2006	4	13.60	48	0.72%	0.80%	14.47%
Touchstone Enhanced ETF (IQ Advisor Standard ™)
	2010	14	12.97	179	2.05%	0.60%	10.83%
	2009	14	11.70	162	3.40%	0.60%	21.44%
	2008	14	9.63	135	5.40%	0.60%	(31.82)%
	2007	22	14.13	308	1.28%	0.60%	3.43%
	2006	44	13.66	604	0.78%	0.60%	14.70%
Touchstone GMAB Aggressive ETF (AnnuiChoice II ™)
	2010	13	14.00	185	1.65%	1.15%	11.21%
	2009	13	12.59	170	3.33%	1.15%	25.90%
Touchstone GMAB Conservative ETF (AnnuiChoice II ™)
	2010	22	12.02	265	2.21%	1.15%	6.90%
	2009	24	11.24	273	4.77%	1.15%	12.43%
Touchstone GMAB Moderate ETF (AnnuiChoice ™)
	2010	3	13.12	36	2.18%	1.00%	9.48%
	2009	3	11.99	34	4.71%	1.00%	19.87%
Touchstone GMAB Moderate ETF (AnnuiChoice II™)
	2010	2	13.09	24	2.25%	1.15%	9.31%
	2009	2	11.97	22	4.71%	1.15%	19.74%
Touchstone High Yield (AnnuiChoice ™)
	2010	21	18.26	375	8.29%	1.00%	11.53%
	2009	28	16.37	462	7.68%	1.00%	45.17%
	2008	27	11.28	307	5.65%	1.00%	(24.94)%
	2007	39	15.02	593	7.60%	1.00%	0.76%
	2006	56	14.91	832	7.25%	1.00%	6.82%
Touchstone High Yield (AnnuiChoice II ™)
	2010	12	12.75	158	10.14%	1.15%	11.36%
	2009	10	11.45	114	4.80%	1.15%	44.95%
	2008	44	7.90	344	33.37%	1.15%	(25.06)%
	2007	8	10.54	88	27.28%	1.15%	5.42%
Touchstone High Yield (GrandMaster flex3 ™)
	2010	39	16.73	647	8.37%	1.55%	10.91%
	2009	42	15.09	640	2.84%	1.55%	44.37%
	2008	379	10.45	3,959	34.45%	1.55%	(25.36)%
	2007	71	14.00	989	7.45%	1.55%	0.16%
	2006	90	13.98	1,253	7.49%	1.55%	6.23%

(1)   Results for periods of less than one year have been annualized.

(2)   Results for periods of less than one year have not been annualized.

* -   Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone High Yield (Grandmaster ™)
	2010	14	$13.97	$197	7.64%	1.35%	11.13%
	2009	15	12.57	189	4.11%	1.35%	44.66%
	2008	61	8.69	532	24.06%	1.35%	(25.21)%
	2007	10	11.62	115	4.64%	1.35%	0.43%
	2006	51	11.57	593	9.43%	1.35%	6.45%
Touchstone High Yield (IQ Annuity ™)
	2010	30	17.31	521	3.90%	1.45%	11.02%
	2009	95	15.59	1,484	8.52%	1.45%	44.51%
	2008	57	10.79	614	6.89%	1.45%	(25.29)%
	2007	58	14.44	843	8.25%	1.45%	0.29%
	2006	61	14.40	874	6.79%	1.45%	6.34%
Touchstone High Yield (IQ Advisor Standard ™)
	2010	5	14.63	73	4.80%	0.60%	11.98%
	2009	15	13.07	196	10.65%	0.60%	45.76%
Touchstone High Yield (Pinnacle Plus ™)
	2010	26	14.60	374	7.82%	1.15%	10.77%
	2009	40	13.18	524	7.60%	1.67%	44.19%
	2008	30	9.14	272	6.44%	1.67%	(25.45)%
	2007	29	12.26	358	8.81%	1.67%	0.08%
	2006	27	12.25	335	7.97%	1.67%	6.10%
Touchstone High Yield (AdvantEdge ™)
	2010	92	12.27	1,133	14.04%	1.60%	10.85%
	2009	16	11.07	177	38.45%	1.60%	44.33%
Touchstone Large Cap Core Equity (AdvantEdge ™)
	2010	26	9.37	248	4.14%	1.60%	10.41%
	2009	1	8.49	11	3.89%	1.60%	22.11%
Touchstone Large Cap Core Equity (AnnuiChoice ™)
	2010	103	10.70	1,102	1.74%	1.00%	11.08%
	2009	127	9.63	1,222	1.53%	1.00%	22.82%
	2008	114	7.84	891	1.73%	1.00%	(35.85)%
	2007	19	12.23	229	2.80%	1.00%	4.23%
	2006	20	11.73	235	1.91%	1.00%	25.31%
Touchstone Large Cap Core Equity (AnnuiChoice II ™)
	2010	23	9.95	232	1.82%	1.15%	10.91%
	2009	25	8.97	222	1.64%	1.15%	22.64%
	2008	20	7.31	147	2.26%	1.15%	(35.95)%
	2007	2	11.42	25	2.73%	1.15%	4.07%
	2006	2	10.97	21	15.02%	1.15%	9.67%
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)
	2010	43	11.01	478	1.72%	1.55%	10.46%
	2009	52	9.97	521	1.41%	1.55%	22.14%
	2008	52	8.16	424	1.20%	1.55%	(36.21)%
	2007	104	12.80	1,332	4.09%	1.55%	3.71%
	2006	118	12.34	1,452	3.88%	1.55%	24.62%
Touchstone Large Cap Core Equity (Grandmaster ™)
	2010	112	11.38	1,270	1.78%	1.35%	10.69%
	2009	131	10.28	1,343	2.71%	1.35%	22.39%
	2008	12	8.40	102	2.76%	1.35%	(36.08)%
	2007	*—	13.14	6	1.97%	1.35%	3.87%
	2006	2	12.65	21	3.97%	1.35%	24.87%

(1)   Results for periods of less than one year have been annualized.

(2)   Results for periods of less than one year have not been annualized.

* -   Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Large Cap Core Equity (IQ Annuity ™)
	2010	54	$10.47	$561	1.52%	1.45%	10.57%
	2009	76	9.47	724	1.26%	1.45%	22.27%
	2008	95	7.74	735	1.67%	1.45%	(36.14)%
	2007	49	12.13	600	3.41%	1.45%	3.74%
	2006	28	11.69	327	3.39%	1.45%	24.75%
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)
	2010	2	11.60	20	1.86%	0.60%	11.53%
	2009	2	10.40	19	1.34%	0.60%	23.32%
	2008	2	8.44	16	0.56%	0.60%	(35.59)%
	2007	10	13.10	135	4.42%	0.60%	4.70%
	2006	4	14.37	61	0.00%	0.60%	15.48%
Touchstone Large Cap Core Equity (Pinnacle Plus ™)
	2010	56	12.14	681	2.03%	1.67%	10.33%
	2009	46	11.00	506	1.69%	1.67%	21.99%
	2008	32	9.02	289	2.05%	1.67%	(36.29)%
	2007	11	14.15	153	2.88%	1.67%	3.54%
	2006	11	13.67	151	3.85%	1.67%	24.47%
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E ™) (Nov 10, 2010)
	2010	*—	10.49	2	10.97%	1.15%	4.94%
Touchstone Mid Cap Growth (Advantedge ™)
	2010	16	10.53	173	1.10%	1.60%	19.68%
	2009	2	8.80	21	0.12%	1.60%	36.80%
	2008	2	6.43	12	24.18%	1.60%	(35.66)%
Touchstone Mid Cap Growth (AnnuiChoice ™)
	2010	115	17.81	2,040	0.21%	1.00%	20.41%
	2009	139	14.79	2,054	0.09%	1.00%	37.60%
	2008	178	10.75	1,909	3.56%	1.00%	(40.31)%
	2007	232	18.01	4,179	3.69%	1.00%	13.25%
	2006	198	15.90	3,146	0.00%	1.00%	15.02%
Touchstone Mid Cap Growth (AnnuiChoice II ™)
	2010	105	12.05	1,262	0.23%	1.15%	20.23%
	2009	106	10.03	1,061	0.12%	1.15%	37.39%
	2008	91	7.30	665	3.98%	1.15%	(40.40)%
	2007	70	12.24	859	4.99%	1.15%	13.16%
	2006	8	10.82	85	0.00%	1.15%	8.25%
Touchstone Mid Cap Growth (GrandMaster flex3 ™)
	2010	11	17.38	187	0.17%	1.55%	19.74%
	2009	26	14.52	380	0.10%	1.55%	36.84%
	2008	29	10.61	303	1.73%	1.55%	(40.64)%
	2007	154	17.87	2,760	5.28%	1.55%	12.61%
	2006	121	15.87	1,925	0.00%	1.55%	14.38%
Touchstone Mid Cap Growth (Grandmaster ™)
	2010	5	15.47	79	0.12%	1.35%	19.99%
	2009	10	12.89	133	0.09%	1.35%	37.11%
	2008	12	9.40	116	3.13%	1.35%	(40.52)%
	2007	24	15.81	381	4.47%	1.35%	12.84%
	2006	7	14.01	100	0.00%	1.35%	14.61%

(1)   Results for periods of less than one year have been annualized.

(2)   Results for periods of less than one year have not been annualized.

* -   Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Mid Cap Growth (IQ Annuity ™)
	2010	40	$17.73	$715	0.22%	1.45%	19.86%
	2009	47	14.79	700	0.10%	1.45%	36.97%
	2008	69	10.80	743	2.99%	1.45%	(40.58)%
	2007	157	18.18	2,846	4.74%	1.45%	12.76%
	2006	52	16.12	843	0.00%	1.45%	14.50%
Touchstone Mid Cap Growth (Pinnacle Plus ™)
	2010	23	18.00	414	0.19%	1.67%	19.60%
	2009	28	15.05	427	0.11%	1.67%	36.67%
	2008	21	11.01	232	3.39%	1.67%	(40.71)%
	2007	31	18.57	585	4.44%	1.67%	12.50%
	2006	13	16.51	207	0.00%	1.67%	14.24%
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E ™) (Nov 10, 2010)
	2010	*—	10.83	3	1.35%	1.15%	8.33%
Touchstone Mid Cap Growth (IQ Advisor Standard ™)
	2010	*—	16.36	4	0.23%	0.60%	20.90%
	2009	*—	13.54	4	0.02%	0.60%	38.16%
	2008	5	9.80	53	3.11%	0.60%	(40.06)%
	2007	7	16.35	114	4.54%	0.60%	13.76%
	2006	4	14.37	61	0.00%	0.60%	15.48%
Touchstone Moderate ETF (Advantedge ™)
	2010	58	10.36	605	2.79%	1.60%	9.48%
	2009	38	9.46	363	6.97%	1.60%	15.59%
	2008	17	8.19	138	4.04%	1.60%	(18.13)%
Touchstone Moderate ETF (AnnuiChoice ™)
	2010	306	12.20	3,736	2.17%	1.00%	10.14%
	2009	313	11.08	3,464	3.07%	1.00%	16.27%
	2008	366	9.53	3,484	1.76%	1.00%	(21.14)%
	2007	301	12.08	3,640	1.43%	1.00%	4.22%
	2006	318	11.59	3,691	1.09%	1.00%	9.87%
Touchstone Moderate ETF (AnnuiChoice II ™)
	2010	208	10.29	2,145	2.36%	1.15%	9.98%
	2009	180	9.36	1,682	6.02%	1.15%	16.10%
	2008	6	8.06	45	2.59%	1.15%	(19.38)%
Touchstone Moderate ETF (GrandMaster flex3 ™)
	2010	226	11.79	2,667	1.84%	1.55%	9.53%
	2009	366	10.76	3,936	2.94%	1.55%	15.63%
	2008	449	9.31	4,181	1.53%	1.55%	(21.58)%
	2007	555	11.87	6,591	1.42%	1.55%	3.59%
	2006	532	11.46	6,094	1.68%	1.55%	9.26%
Touchstone Moderate ETF (Grandmaster ™)
	2010	21	11.94	246	2.08%	1.35%	9.75%
	2009	21	10.88	230	2.02%	1.35%	15.86%
	2008	39	9.39	370	1.23%	1.35%	(21.42)%
	2007	55	11.95	653	1.45%	1.35%	3.80%
	2006	66	11.51	761	1.20%	1.35%	9.48%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (IQ Annuity ™)
	2010	198	$11.86	$2,346	2.13%	1.45%	9.64%
	2009	216	10.82	2,340	3.26%	1.45%	15.74%
	2008	236	9.35	2,205	1.57%	1.45%	(21.50)%
	2007	252	11.91	3,001	1.58%	1.45%	3.74%
	2006	224	11.48	2,567	1.08%	1.45%	9.37%
Touchstone Moderate ETF (Pinnacle Plus ™)
	2010	65	11.70	765	2.07%	1.67%	9.40%
	2009	75	10.70	799	3.63%	1.67%	15.49%
	2008	43	9.26	403	1.99%	1.67%	(21.68)%
	2007	23	11.83	267	1.42%	1.67%	3.47%
	2006	23	11.43	260	1.05%	1.67%	9.13%
Touchstone Moderate ETF (IQ Advisor Enhanced ™)
	2010	3	12.89	44	2.26%	0.80%	10.36%
	2009	3	11.68	40	3.41%	0.80%	16.51%
	2008	3	10.03	34	1.70%	0.80%	(20.98)%
	2007	4	12.69	52	1.47%	0.80%	4.37%
	2006	4	12.16	49	0.83%	0.80%	10.09%
Touchstone Moderate ETF (IQ Advisor Standard ™)
	2010	9	13.06	120	1.99%	0.60%	10.59%
	2009	11	11.81	126	3.55%	0.60%	16.74%
	2008	9	10.12	94	1.77%	0.60%	(20.82)%
	2007	10	12.78	123	1.47%	0.60%	4.59%
	2006	10	12.22	118	1.04%	0.60%	10.31%
Touchstone Money Market (Advantedge ™)
	2010	142	9.90	1,408	0.21%	1.60%	(1.42)%
	2009	135	10.04	1,356	0.55%	1.60%	(0.71)%
	2008	19	10.11	191	2.53%	1.60%	1.12%
Touchstone Money Market (AnnuiChoice ™)
	2010	152	11.37	1,729	0.16%	1.00%	(0.82)%
	2009	256	11.47	2,938	0.65%	1.00%	(0.12)%
	2008	5	11.48	61	2.93%	1.00%	1.96%
	2007	5	11.26	60	5.05%	1.00%	4.08%
	2006	7	10.82	72	4.79%	1.00%	3.89%
Touchstone Money Market (AnnuiChoice II ™)
	2010	198	9.86	1,953	0.17%	1.15%	(0.97)%
	2009	260	9.96	2,591	0.54%	1.15%	(0.42)%
Touchstone Money Market (Grandmaster ™)
	2010	363	10.89	3,951	0.16%	1.35%	(1.17)%
	2009	517	11.02	5,700	0.97%	1.35%	(0.48)%
	2008	821	11.07	9,087	2.91%	1.35%	1.60%
	2007	602	10.90	6,562	5.03%	1.35%	3.76%
	2006	568	10.50	5,963	4.83%	1.35%	3.52%
Touchstone Money Market (Grandmaster flex3 ™)
	2010	131	10.70	1,405	0.14%	1.55%	(1.37)%
	2009	182	10.84	1,969	0.67%	1.55%	(0.68)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Money Market (IQ Advisor Standard ™)
	2010	26	$9.95	$257	0.15%	0.60%	(0.42)%
	2009	50	10.00	501	0.60%	0.60%	(0.04)%
Touchstone Money Market (IQ Annuity ™)
	2010	8	10.86	87	0.05%	1.45%	(1.27)%
	2009	27	11.00	302	0.95%	1.45%	(0.58)%
	2008	59	11.07	649	2.95%	1.45%	1.49%
	2007	53	10.90	581	5.03%	1.45%	3.65%
	2006	43	10.52	453	4.89%	1.45%	3.42%
Touchstone Money Market (IQ3 ™)
	2010	327	10.86	3,554	0.17%	1.45%	(1.27)%
	2009	412	11.00	4,528	0.59%	1.45%	10.02%
	2008	10	11.07	105	2.93%	1.45%	1.49%
	2007	10	10.90	106	5.04%	1.45%	3.65%
	2006	13	10.52	136	4.83%	1.45%	3.42%
Touchstone Money Market (Pinnacle Plus ™)
	2010	175	9.77	1,711	0.17%	1.67%	(1.49)%
	2009	278	9.92	2,759	0.58%	1.67%	(0.78)%
Touchstone Third Avenue Value (Adavantedge ™)
	2010	70	9.77	684	7.15%	1.60%	18.28%
	2009	62	8.26	513	6.33%	1.60%	29.31%
	2008	3	6.39	19	4.48%	1.60%	(36.12)%
Touchstone Third Avenue Value (AnnuiChoice ™)
	2010	162	18.71	3,039	5.99%	1.00%	19.00%
	2009	206	15.72	3,245	1.80%	1.00%	30.07%
	2008	300	12.09	3,624	1.55%	1.00%	(39.12)%
	2007	452	19.86	8,972	0.73%	1.00%	(2.76)%
	2006	406	20.42	8,302	1.11%	1.00%	14.72%
Touchstone Third Avenue Value (AnnuiChoice II ™)
	2010	101	9.97	1,008	6.41%	1.15%	18.82%
	2009	107	8.39	895	2.45%	1.15%	29.88%
	2008	81	6.46	526	2.25%	1.15%	(39.21)%
	2007	54	10.63	578	1.20%	1.15%	(2.93)%
	2006	4	10.95	41	5.52%	1.15%	9.49%
Touchstone Third Avenue Value (GrandMaster flex3 ™)
	2010	63	15.41	972	3.85%	1.55%	18.34%
	2009	141	13.02	1,832	1.88%	1.55%	29.35%
	2008	236	10.07	2,375	1.83%	1.55%	(39.46)%
	2007	319	16.63	5,296	0.77%	1.55%	(3.33)%
	2006	327	17.20	5,630	1.26%	1.55%	14.09%
Touchstone Third Avenue Value (Grandmaster ™)
	2010	78	14.54	1,137	6.05%	1.35%	18.58%
	2009	99	12.27	1,214	2.06%	1.35%	29.61%
	2008	119	9.46	1,130	1.69%	1.35%	(39.34)%
	2007	163	15.60	2,546	0.75%	1.35%	(3.11)%
	2006	123	16.10	1,984	1.03%	1.35%	14.32%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Third Avenue Value (IQ Annuity ™)
	2010	175	$16.39	$2,876	6.19%	1.45%	18.46%
	2009	208	13.83	2,872	2.03%	1.45%	29.48%
	2008	248	10.68	2,645	1.62%	1.45%	(39.40)%
	2007	372	17.63	6,551	0.69%	1.45%	(3.20)%
	2006	442	18.21	8,050	0.98%	1.45%	14.20%
Touchstone Third Avenue Value (Pinnacle Plus ™)
	2010	66	17.38	1,149	6.21%	1.67%	18.20%
	2009	73	14.71	1,074	2.13%	1.67%	29.19%
	2008	68	11.38	775	1.62%	1.67%	(39.53)%
	2007	95	18.83	1,797	0.73%	1.67%	(3.45)%
	2006	83	19.50	1,618	1.14%	1.67%	13.95%
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)
	2010	*—	14.70	5	6.72%	0.80%	19.24%
	2009	*—	12.33	4	2.16%	0.80%	30.34%
	2008	*—	9.46	3	1.94%	0.80%	(39.00)%
	2007	*—	15.50	6	1.07%	0.80%	55.04%
Touchstone Third Avenue Value (IQ Advisor Standard ™)
	2010	47	14.91	703	6.52%	0.60%	19.48%
	2009	49	12.48	611	2.01%	0.60%	30.60%
	2008	52	9.55	499	2.60%	0.60%	(38.87)%
	2007	32	15.63	498	1.75%	0.60%	(2.39)%
	2006	10	16.01	163	1.20%	0.60%	15.18%
Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice ™)
	2010	12	16.10	194	1.20%	1.00%	22.22%
	2009	14	13.17	183	0.00%	1.00%	31.71%
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)
	2010	13	15.95	200	1.34%	1.55%	21.54%
	2009	29	13.12	382	0.00%	1.55%	31.20%
JP Morgan IT Mid Cap Value (Grandmaster ™)
	2010	4	16.00	71	1.17%	1.35%	21.79%
	2009	4	13.14	59	0.00%	1.35%	31.38%
JP Morgan IT Mid Cap Value (IQ3 ™)
	2010	4	15.97	63	1.14%	1.45%	21.67%
	2009	9	13.13	118	0.00%	1.45%	31.29%
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)
	2010	5	15.91	82	1.92%	1.67%	21.40%
	2009	14	13.11	182	0.00%	1.67%	31.09%
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)
	2010	212	47.90	10,150	1.75%	1.35%	13.60%
	2009	245	42.17	10,341	2.18%	1.35%	28.45%
	2008	315	32.83	10,352	2.24%	1.35%	(43.43)%
	2007	410	58.03	23,768	2.19%	1.35%	0.15%
	2006	499	57.94	28,918	4.79%	1.35%	18.58%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Growth (Grandmaster ™)
	2010	130	$56.53	$7,373	0.60%	1.35%	22.50%
	2009	149	46.14	6,864	0.52%	1.35%	26.56%
	2008	172	36.46	6,284	0.74%	1.35%	(47.88)%
	2007	217	69.96	15,151	0.96%	1.35%	25.24%
	2006	301	55.86	16,805	0.43%	1.35%	5.41%
Fidelity VIP High Income (Grandmaster ™)
	2010	160	21.35	3,413	8.84%	1.35%	12.29%
	2009	165	19.01	3,144	8.44%	1.35%	42.02%
	2008	152	13.39	2,039	7.01%	1.35%	(26.00)%
	2007	222	18.09	4,022	8.11%	1.35%	1.40%
	2006	268	17.84	4,775	6.83%	1.35%	9.74%
Fidelity VIP II Asset Manager (Grandmaster ™)
	2010	192	39.17	7,530	2.18%	1.35%	12.72%
	2009	213	34.75	7,409	2.54%	1.35%	27.37%
	2008	245	27.28	6,672	8.48%	1.35%	(29.68)%
	2007	318	38.80	12,332	5.87%	1.35%	13.95%
	2006	379	34.05	12,892	2.94%	1.35%	5.87%
Fidelity VIP II Contrafund (Grandmaster ™)
	2010	311	41.44	12,890	1.28%	1.35%	15.64%
	2009	339	35.84	12,148	1.37%	1.35%	33.88%
	2008	464	26.77	12,411	0.99%	1.35%	(43.29)%
	2007	579	47.21	27,333	5.18%	1.35%	16.01%
	2006	714	40.69	29,048	1.26%	1.35%	10.21%
Fidelity VIP II Index 500 (Grandmaster ™)
	2010	158	30.15	4,761	1.99%	1.35%	13.47%
	2009	184	26.57	4,900	2.47%	1.35%	24.90%
	2008	225	21.27	4,793	1.96%	1.35%	(37.85)%
	2007	297	34.23	10,182	3.50%	1.35%	4.01%
	2006	391	32.91	12,857	1.93%	1.35%	14.17%
Fidelity VIP II Index 500 (IQ Annuity ™)
	2010	31	9.96	313	2.02%	1.45%	13.36%
	2009	39	8.78	343	2.13%	1.45%	24.77%
	2008	58	7.04	410	1.99%	1.45%	(37.92)%
	2007	76	11.34	868	3.55%	1.45%	3.95%
	2006	92	10.91	1,008	1.86%	1.45%	14.06%
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)
	2010	35	11.93	414	4.38%	1.00%	6.73%
	2009	41	11.18	458	9.40%	1.00%	14.57%
	2008	62	9.76	604	4.51%	1.00%	(4.22)%
	2007	86	10.19	878	0.10%	1.00%	1.87%
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)
	2010	4	11.86	48	3.00%	1.15%	6.57%
	2009	8	11.13	89	9.05%	1.15%	14.39%
	2008	8	9.73	78	4.15%	1.15%	(4.36)%
	2007	8	10.18	81	0.12%	1.15%	1.77%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (Grandmaster ™)
	2010	92	$35.35	$3,238	4.55%	1.35%	6.35%
	2009	103	33.24	3,424	9.36%	1.35%	14.16%
	2008	129	29.11	3,746	4.79%	1.35%	(4.56)%
	2007	188	30.50	5,747	4.60%	1.35%	2.92%
	2006	274	29.64	8,107	4.25%	1.35%	2.95%
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)
	2010	33	11.69	382	3.64%	1.55%	6.14%
	2009	49	11.01	538	9.70%	1.55%	13.93%
	2008	73	9.67	709	5.04%	1.55%	(4.75)%
	2007	130	10.15	1,320	0.11%	1.55%	1.49%
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)
	2010	65	16.71	1,091	4.63%	1.45%	6.24%
	2009	69	15.73	1,083	9.09%	1.45%	14.05%
	2008	89	13.79	1,226	4.60%	1.45%	(4.66)%
	2007	161	14.47	2,329	2.56%	1.45%	2.81%
	2006	98	14.07	1,384	4.26%	1.45%	2.84%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)
	2010	8	11.64	90	4.40%	1.67%	6.01%
	2009	10	10.98	109	8.79%	1.67%	13.79%
	2008	15	9.65	143	4.72%	1.67%	(4.87)%
	2007	27	10.14	275	0.12%	1.67%	1.40%
Fidelity VIP III Balanced (Grandmaster ™)
	2010	132	17.36	2,286	2.72%	1.35%	16.48%
	2009	48	14.90	721	2.02%	1.35%	36.73%
	2008	66	10.90	722	2.78%	1.35%	(34.85)%
	2007	84	16.73	1,413	6.38%	1.35%	7.58%
	2006	122	15.55	1,896	2.17%	1.35%	10.20%
Fidelity VIP Overseas (AnnuiChoice ™)
	2010	19	8.29	154	1.55%	1.00%	11.99%
	2009	22	7.40	165	2.40%	1.00%	25.27%
	2008	28	5.91	168	4.77%	1.00%	(44.37)%
	2007	37	10.62	390	2.42%	1.00%	6.17%
Fidelity VIP Overseas (AnnuiChoice II ™)
	2010	8	8.24	65	1.54%	1.15%	11.82%
	2009	9	7.37	67	2.55%	1.15%	25.08%
	2008	9	5.89	54	4.87%	1.15%	(44.45)%
	2007	11	10.61	112	2.22%	1.15%	6.06%
Fidelity VIP Overseas (Grandmaster ™)
	2010	104	29.29	3,056	1.56%	1.35%	11.59%
	2009	121	26.25	3,188	2.42%	1.35%	24.82%
	2008	147	21.03	3,085	4.87%	1.35%	(44.57)%
	2007	197	37.94	7,457	3.26%	1.35%	15.73%
	2006	278	32.78	9,111	1.62%	1.35%	16.49%
Fidelity VIP Overseas (Grandmaster flex3 ™)
	2010	4	8.12	30	1.58%	1.55%	11.36%
	2009	4	7.29	32	2.53%	1.55%	24.57%
	2008	5	5.85	29	3.45%	1.55%	(44.68)%
	2007	27	10.58	291	1.67%	1.55%	5.77%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (IQ Annuity ™)
	2010	4	$8.15	$29	1.36%	1.45%	11.48%
	2009	6	7.31	43	1.53%	1.45%	24.70%
	2008	14	5.86	85	4.36%	1.45%	(44.62)%
	2007	36	10.58	378	2.54%	1.45%	5.84%
	Fidelity VIP Overseas (Pinnacle Plus ™)
	2010	12	8.08	100	1.49%	1.67%	11.23%
	2009	15	7.27	106	2.25%	1.67%	24.42%
	2008	19	5.84	108	4.61%	1.67%	(44.75)%
	2007	35	10.57	366	2.39%	1.67%	5.68%
Non-Affiliated Service Class:
	Fidelity VIP Equity-Income (IQ Annuity ™)
	2010	33	11.34	379	1.69%	1.45%	13.42%
	2009	37	10.00	366	1.92%	1.45%	28.15%
	2008	60	7.80	468	2.39%	1.45%	(43.54)%
	2007	64	13.82	888	1.94%	1.45%	(0.09)%
	2006	89	13.83	1,228	4.58%	1.45%	18.34%
Fidelity VIP Growth (IQ Annuity ™)
	2010	40	9.12	364	0.51%	1.45%	22.26%
	2009	43	7.46	319	0.40%	1.45%	26.29%
	2008	52	5.91	306	0.68%	1.45%	(48.00)%
	2007	63	11.36	711	0.71%	1.45%	25.01%
	2006	81	9.09	732	0.30%	1.45%	5.19%
	Fidelity VIP High Income (IQ Annuity ™)
	2010	65	11.99	780	10.55%	1.45%	12.14%
	2009	95	10.69	1,021	11.83%	1.45%	41.69%
	2008	76	7.55	576	6.31%	1.45%	(26.15)%
	2007	27	10.22	276	4.56%	1.45%	1.16%
	2006	64	10.10	650	5.90%	1.45%	9.57%
	Fidelity VIP II Asset Manager (IQ Annuity ™)
	2010	9	12.40	109	1.99%	1.45%	12.49%
	2009	10	11.02	108	2.14%	1.45%	27.07%
	2008	19	8.67	162	9.15%	1.45%	(29.86)%
	2007	19	12.37	234	5.70%	1.45%	13.66%
	2006	22	10.88	234	3.13%	1.45%	5.69%
	Fidelity VIP II Contrafund (IQ Annuity ™)
	2010	60	15.24	909	1.16%	1.45%	15.41%
	2009	60	13.20	790	1.19%	1.45%	33.70%
	2008	106	9.88	1,049	1.03%	1.45%	(43.45)%
	2007	129	17.46	2,253	5.44%	1.45%	15.81%
	2006	154	15.08	2,323	1.26%	1.45%	9.98%
	Fidelity VIP III Balanced (IQ Annuity ™)
	2010	11	12.61	134	2.08%	1.45%	16.28%
	2009	9	10.84	101	2.04%	1.45%	36.35%
	2008	11	7.95	86	2.73%	1.45%	(34.98)%
	2007	13	12.23	154	5.57%	1.45%	7.29%
	2006	14	11.40	158	2.32%	1.45%	10.03%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
	Non-Affiliated Service Class (continued):
	Fidelity VIP III Mid Cap (Grandmaster ™)
	2010	45	$38.02	$1,700	0.57%	1.35%	26.97%
	2009	58	29.94	1,740	1.07%	1.35%	38.13%
	2008	71	21.68	1,534	5.08%	1.35%	(40.33)%
	2007	103	36.33	3,748	0.99%	1.35%	13.92%
	2006	265	31.89	8,461	0.99%	1.35%	11.08%
	Fidelity VIP III Mid Cap (IQ Annuity ™)
	2010	26	39.53	1,032	0.57%	1.45%	26.84%
	2009	30	31.17	934	1.09%	1.45%	37.99%
	2008	38	22.59	856	4.94%	1.45%	(40.39)%
	2007	45	37.89	1,690	0.88%	1.45%	13.79%
	2006	64	33.30	2,140	1.49%	1.45%	10.96%
Fidelity VIP Overseas (IQ Annuity ™)
	2010	3	12.64	42	1.30%	1.45%	11.36%
	2009	5	11.35	54	2.10%	1.45%	24.61%
	2008	7	9.11	66	4.90%	1.45%	(44.68)%
	2007	10	16.47	158	3.16%	1.45%	15.47%
	2006	16	14.26	229	1.44%	1.45%	16.24%
Non-Affiliated Service Class 2:
	Fidelity VIP Asset Manager (Advantedge ™)
	2010	9	10.31	91	1.97%	1.60%	12.14%
	2009	10	9.19	90	3.58%	1.60%	26.73%
	2008	2	7.25	14	4.04%	1.60%	(27.46)%
	Fidelity VIP Asset Manager (AnnuiChoice ™)
	2010	26	12.97	331	2.00%	1.00%	12.82%
	2009	28	11.49	319	2.17%	1.00%	27.47%
	2008	34	9.01	311	9.18%	1.00%	(29.62)%
	2007	33	12.81	429	5.98%	1.00%	14.06%
	2006	41	11.23	463	2.60%	1.00%	6.07%
	Fidelity VIP Asset Manager (AnnuiChoice II ™)
	2010	4	11.99	50	2.03%	1.15%	12.65%
	2009	5	10.65	54	1.97%	1.15%	27.28%
	2008	2	8.36	16	4.41%	1.15%	(29.73)%
	2007	*—	11.90	1	6.25%	1.15%	19.03%
Fidelity VIP Asset Manager (GrandMaster flex3 ™)
	2010	13	12.60	169	1.75%	1.55%	12.20%
	2009	18	11.23	201	2.16%	1.55%	26.77%
	2008	31	8.86	272	8.99%	1.55%	(30.01)%
	2007	23	12.65	297	5.36%	1.55%	13.39%
	2006	26	11.16	289	1.53%	1.55%	5.48%
Fidelity VIP Asset Manager (IQ3 ™)
	2010	22	12.77	282	1.96%	1.45%	12.31%
	2009	25	11.37	286	2.32%	1.45%	26.90%
	2008	33	8.96	294	8.51%	1.45%	(29.94)%
	2007	35	12.79	442	5.70%	1.45%	13.47%
	2006	41	11.27	457	4.20%	1.45%	5.59%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
	Non-Affiliated Service Class 2 (continued):
	Fidelity VIP Asset Manager (Pinnacle Plus ™)
	2010	7	$13.07	$96	1.91%	1.67%	12.06%
	2009	9	11.66	110	2.14%	1.67%	26.61%
	2008	12	9.21	107	7.22%	1.67%	(30.10)%
	2007	18	13.18	234	10.23%	1.67%	13.20%
	2006	10	11.64	111	2.78%	1.67%	5.35%
Fidelity VIP Balanced (Advantedge ™)
	2010	17	10.81	187	2.53%	1.60%	15.88%
	2009	9	9.33	86	2.84%	1.60%	36.14%
	2008	2	6.85	14	9.70%	1.60%	(31.47)%
	Fidelity VIP Balanced (AnnuiChoice ™)
	2010	70	13.48	945	2.28%	1.00%	16.58%
	2009	52	11.56	600	2.11%	1.00%	36.94%
	2008	54	8.44	453	2.13%	1.00%	(34.81)%
	2007	124	12.95	1,606	5.67%	1.00%	7.63%
	2006	132	12.03	1,590	1.83%	1.00%	10.39%
	Fidelity VIP Balanced (AnnuiChoice II ™)
	2010	31	11.78	362	2.51%	1.15%	16.40%
	2009	15	10.12	152	2.43%	1.15%	36.73%
	2008	7	7.40	50	3.26%	1.15%	(34.91)%
	2007	5	11.37	52	4.50%	1.15%	7.44%
	2006	*—	10.58	*—	0.00%	1.15%	5.78%
	Fidelity VIP Balanced (GrandMaster flex3 ™)
	2010	35	14.44	504	2.17%	1.55%	15.93%
	2009	26	12.46	318	2.02%	1.55%	36.18%
	2008	27	9.15	244	2.48%	1.55%	(35.17)%
	2007	33	14.11	469	5.49%	1.55%	7.04%
	2006	34	13.18	448	1.51%	1.55%	9.78%
	Fidelity VIP Balanced (Grandmaster ™)
	2010	83	13.28	1,101	2.06%	1.35%	16.17%
	2009	83	11.43	946	2.07%	1.35%	36.46%
	2008	101	8.38	848	2.49%	1.35%	(35.04)%
	2007	129	12.90	1,658	3.73%	1.35%	28.96%
Fidelity VIP Balanced (IQ3 ™)
	2010	74	13.12	974	2.32%	1.45%	16.05%
	2009	48	11.31	541	2.43%	1.45%	36.32%
	2008	46	8.30	385	2.48%	1.45%	(35.11)%
	2007	70	12.78	898	5.18%	1.45%	7.16%
	2006	62	11.93	739	1.58%	1.45%	9.89%
	Fidelity VIP Balanced (Pinnacle Plus ™)
	2010	13	13.35	178	1.61%	1.67%	15.79%
	2009	22	11.53	259	2.36%	1.67%	36.01%
	2008	15	8.48	127	2.51%	1.67%	(35.25)%
	2007	11	13.10	147	4.93%	1.67%	6.90%
	2006	6	12.25	71	2.14%	1.67%	9.64%
	Fidelity VIP Balanced (IQ Advisor Standard ™)
	2010	13	13.67	173	2.10%	0.60%	17.05%
	2009	13	11.68	150	2.07%	0.60%	37.49%
	2008	13	8.49	111	2.72%	0.60%	(34.54)%
	2007	13	12.97	173	16.95%	0.60%	29.73%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
	Non-Affiliated Service Class 2 (continued):
	Fidelity VIP Contrafund (Advantedge ™)
	2010	185	$9.60	$1,774	1.53%	1.60%	15.06%
	2009	41	8.35	340	1.63%	1.60%	33.33%
	2008	16	6.26	103	2.13%	1.60%	(37.40)%
	Fidelity VIP Contrafund (AnnuiChoice ™)
	2010	253	15.20	3,843	1.04%	1.00%	15.76%
	2009	287	13.13	3,765	1.12%	1.00%	34.11%
	2008	477	9.79	4,665	0.88%	1.00%	(43.27)%
	2007	579	17.25	9,995	5.96%	1.00%	16.11%
	2006	583	14.86	8,656	1.07%	1.00%	10.32%
	Fidelity VIP Contrafund (AnnuiChoice II ™)
	2010	188	10.90	2,051	1.11%	1.15%	15.58%
	2009	154	9.43	1,456	1.68%	1.15%	33.91%
	2008	85	7.04	597	1.09%	1.15%	(43.35)%
	2007	47	12.43	583	9.17%	1.15%	15.96%
	2006	8	10.72	83	3.91%	1.15%	7.21%
	Fidelity VIP Contrafund (GrandMaster flex3 ™)
	2010	140	15.53	2,173	0.94%	1.55%	15.12%
	2009	184	13.49	2,482	1.08%	1.55%	33.37%
	2008	408	10.11	4,125	1.14%	1.55%	(43.58)%
	2007	412	17.92	7,392	5.58%	1.55%	15.49%
	2006	568	15.52	8,810	1.22%	1.55%	9.71%
Fidelity VIP Contrafund (IQ3 ™)
	2010	333	15.51	5,158	1.13%	1.45%	15.23%
	2009	305	13.46	4,105	1.17%	1.45%	33.51%
	2008	355	10.08	3,580	0.85%	1.45%	(43.53)%
	2007	390	17.85	6,960	5.19%	1.45%	15.62%
	2006	466	15.44	7,193	1.04%	1.45%	9.82%
	Fidelity VIP Contrafund (Pinnacle Plus™)
	2010	102	15.96	1,626	1.12%	1.67%	14.98%
	2009	101	13.88	1,401	1.24%	1.67%	33.21%
	2008	115	10.42	1,196	0.84%	1.67%	(43.65)%
	2007	119	18.50	2,206	5.56%	1.67%	15.32%
	2006	115	16.04	1,848	1.09%	1.67%	9.58%
	Fidelity VIP Contrafund (IQ Advisor Standard ™)
	2010	19	15.17	282	1.57%	0.60%	16.23%
	2009	5	13.05	66	0.83%	0.60%	34.66%
	2008	9	9.69	88	0.83%	0.60%	(43.04)%
	2007	10	17.01	178	4.88%	0.60%	16.60%
	2006	12	14.59	177	1.05%	0.60%	10.77%
Fidelity VIP Disciplined Small Cap (AdvantEdge ™)
	2010	*—	10.57	2	0.05%	1.60%	23.07%
	2009	*—	8.59	2	0.44%	1.60%	20.02%
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)
	2010	14	8.82	125	0.06%	1.00%	23.82%
	2009	20	7.13	142	0.23%	1.00%	20.72%
	2008	23	5.90	138	0.37%	1.00%	(34.63)%
	2007	27	9.03	248	0.41%	1.00%	(9.71)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)
	2010	3	$8.77	$29	0.06%	1.15%	23.64%
	2009	3	7.10	18	0.91%	1.15%	20.54%
	2008	*—	5.89	3	0.40%	1.15%	(34.73)%
	2007	*—	9.02	4	0.47%	1.15%	(9.80)%
Fidelity VIP Disciplined Small Cap (GrandMaster ™)
	2010	5	8.71	42	0.06%	1.35%	23.39%
	2009	8	7.06	57	0.25%	1.35%	20.30%
	2008	8	5.87	44	0.35%	1.35%	(34.86)%
	2007	11	9.01	102	0.33%	1.35%	(9.93)%
Fidelity VIP Disciplined (GrandMaster flex3 ™)
	2010	7	8.64	61	0.06%	1.55%	23.14%
	2009	8	7.02	55	0.22%	1.55%	20.05%
	2008	8	5.85	49	0.37%	1.55%	(35.00)%
	2007	10	8.99	86	0.42%	1.55%	(10.05)%
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)
	2010	11	8.68	98	0.06%	1.45%	23.26%
	2009	12	7.04	85	0.17%	1.45%	20.18%
	2008	19	5.86	108	0.33%	1.45%	(34.93)%
	2007	27	9.00	244	0.43%	1.45%	(9.99)%
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)
	2010	1	8.60	11	0.06%	1.67%	22.99%
	2009	2	7.00	13	0.09%	1.67%	19.91%
	2008	6	5.83	37	0.43%	1.67%	(35.08)%
	2007	3	8.99	29	0.46%	1.67%	(10.13)%
Fidelity VIP Equity-Income (AdvantEdge ™)
	2010	7	8.79	65	2.44%	1.60%	13.08%
	2009	3	7.77	25	3.15%	1.60%	27.84%
Fidelity VIP Equity-Income (AnnuiChoice ™)
	2010	111	11.25	1,245	1.50%	1.00%	13.77%
	2009	145	9.89	1,437	1.84%	1.00%	28.59%
	2008	225	7.69	1,731	2.03%	1.00%	(43.39)%
	2007	288	13.59	3,912	2.18%	1.00%	0.28%
	2006	285	13.55	3,869	4.52%	1.00%	18.73%
Fidelity VIP Equity-Income (AnnuiChoice II ™)
	2010	51	9.07	464	1.56%	1.15%	13.60%
	2009	49	7.98	388	2.86%	1.15%	28.39%
	2008	24	6.22	148	2.80%	1.15%	(43.47)%
	2007	15	11.00	167	5.27%	1.15%	0.07%
	2006	*—	10.99	1	17.76%	1.15%	9.86%
Fidelity VIP Equity-Income (GrandMaster flex3 ™)
	2010	26	11.27	294	1.54%	1.55%	13.14%
	2009	34	9.97	336	2.00%	1.55%	27.87%
	2008	49	7.79	379	2.10%	1.55%	(43.70)%
	2007	63	13.84	877	1.51%	1.55%	(0.27)%
	2006	113	13.88	1,564	4.21%	1.55%	18.08%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
	Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (IQ3 ™)
	2010	71	$10.79	$765	1.45%	1.45%	13.25%
	2009	97	9.53	926	2.02%	1.45%	28.00%
	2008	120	7.44	894	2.06%	1.45%	(43.64)%
	2007	158	13.21	2,085	1.70%	1.45%	(0.19)%
	2006	282	13.23	3,731	4.28%	1.45%	18.20%
	Fidelity VIP Equity-Income (Pinnacle Plus ™)
	2010	19	12.29	227	1.50%	1.67%	13.00%
	2009	23	10.88	248	1.90%	1.67%	27.72%
	2008	31	8.52	264	2.10%	1.67%	(43.77)%
	2007	35	15.15	525	2.53%	1.67%	(0.40)%
	2006	26	15.21	391	4.70%	1.67%	17.93%
Fidelity VIP Equity-Income (IQ Advisor Standard ™)
	2010	2	11.52	21	1.63%	0.60%	14.23%
	2009	2	10.08	20	2.12%	0.60%	29.11%
	2008	2	7.81	16	4.27%	0.60%	(43.16)%
Fidelity Freedom 2010 (Advantedge ™)
	2010	19	10.40	192	3.41%	1.60%	10.75%
	2009	17	9.39	161	8.12%	1.60%	22.00%
	2008	8	7.70	59	13.52%	1.60%	(23.04)%
	Fidelity Freedom 2010 (AnnuiChoice ™)
	2010	*—	10.39	5	3.27%	1.00%	11.42%
	2009	*—	9.33	4	4.11%	1.00%	22.72%
	2008	*—	7.60	4	0.44%	1.00%	(25.92)%
	2007	7	10.26	67	23.13%	1.00%	2.59%
	Fidelity Freedom 2010 (AnnuiChoice II ™)
	2010	23	10.33	235	3.29%	1.15%	11.25%
	2009	16	9.29	152	4.35%	1.15%	22.53%
	2008	15	7.58	113	3.95%	1.15%	(26.03)%
	2007	4	10.25	41	13.75%	1.15%	2.48%
	Fidelity Freedom 2010 (GrandMaster ™)
	2010	5	10.26	52	1.22%	1.35%	11.03%
	2009	26	9.24	242	2.96%	1.35%	22.28%
	2008	45	7.55	338	8.08%	1.35%	(26.18)%
	2007	3	10.23	27	41.67%	1.35%	2.34%
	Fidelity Freedom 2010 (IQ Annuity ™)
	2010	15	10.22	157	3.12%	1.45%	10.92%
	2009	38	9.21	346	4.25%	1.45%	22.16%
	2008	37	7.54	282	4.08%	1.45%	(26.26)%
	2007	8	10.23	79	15.34%	1.45%	2.27%
	Fidelity Freedom 2010 (Pinnacle Plus ™)
	2010	1	10.14	8	3.35%	1.67%	10.67%
	2009	1	9.16	7	4.20%	1.67%	21.89%
	2008	1	7.51	6	2.75%	1.67%	(26.42)%
	2007	2	10.21	25	19.64%	1.67%	2.12%
	Fidelity Freedom 2015 (Advantedge ™)
	2010	7	10.29	68	2.85%	1.60%	10.98%
	2009	9	9.27	79	6.09%	1.60%	23.05%
	2008	5	7.53	41	6.36%	1.60%	(24.68)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity Freedom 2015 (AnnuiChoice ™)
	2010	3	$10.22	$28	3.10%	1.00%	11.66%
	2009	3	9.15	25	4.49%	1.00%	23.77%
	2008	3	7.39	20	4.48%	1.00%	(28.03)%
Fidelity Freedom 2015 (AnnuiChoice II ™)
	2010	17	10.16	174	2.85%	1.15%	11.49%
	2009	22	9.11	196	4.63%	1.15%	23.58%
	2008	20	7.37	146	4.00%	1.15%	(28.13)%
	2007	8	10.26	85	8.87%	1.15%	2.61%
Fidelity Freedom 2015 (Grandmaster ™)
	2010	2	10.08	22	3.09%	1.35%	11.27%
	2009	2	9.06	19	9.55%	1.35%	23.34%
Fidelity Freedom 2015 (IQ Annuity ™)
	2010	12	10.05	119	3.09%	1.45%	11.15%
	2009	12	9.04	107	4.38%	1.45%	23.21%
	2008	15	7.34	110	4.84%	1.45%	(28.35)%
	2007	7	10.24	74	27.54%	1.45%	2.39%
Fidelity Freedom 2015 (Pinnacle Plus ™)
	2010	10	9.96	99	2.37%	1.67%	10.91%
	2009	9	8.98	80	4.49%	1.67%	22.94%
	2008	9	7.31	65	4.75%	1.67%	(28.51)%
	2007	4	10.22	45	18.72%	1.67%	2.24%
Fidelity Freedom 2020 (Advantedge ™)
	2010	20	10.02	196	2.75%	1.60%	12.50%
	2009	20	8.91	175	8.07%	1.60%	26.52%
	2008	7	7.04	47	14.70%	1.60%	(29.60)%
Fidelity Freedom 2020 (AnnuiChoice ™)
	2010	5	9.85	45	2.59%	1.00%	13.19%
	2009	7	8.71	59	2.31%	1.00%	27.26%
	2008	23	6.84	159	3.01%	1.00%	(33.47)%
	2007	27	10.28	278	10.27%	1.00%	2.82%
Fidelity Freedom 2020 (AnnuiChoice II ™)
	2010	69	9.80	674	2.89%	1.15%	13.02%
	2009	63	8.67	543	5.63%	1.15%	27.07%
	2008	34	6.82	230	9.70%	1.15%	(33.58)%
	2007	2	10.27	25	22.59%	1.15%	2.72%
Fidelity Freedom 2020 (GrandMaster ™)
	2010	4	9.73	37	3.07%	1.35%	12.79%
	2009	3	8.62	29	2.97%	1.35%	26.81%
	2008	3	6.80	23	13.61%	1.35%	(33.71)%
Fidelity Freedom 2020 (IQ Annuity ™)
	2010	4	9.69	39	2.80%	1.45%	12.67%
	2009	4	8.60	35	4.02%	1.45%	26.69%
	2008	4	6.79	28	5.88%	1.45%	(33.78)%
Fidelity Freedom 2020 (Pinnacle Plus ™)
	2010	2	9.61	17	2.80%	1.67%	12.42%
	2009	2	8.55	15	4.02%	1.67%	26.40%
	2008	2	6.76	12	5.02%	1.67%	(33.93)%
	2007	3	10.23	26	19.29%	1.67%	2.35%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity Freedom 2025 (AnnuiChoice II ™)
	2010	17	$9.76	$167	2.64%	1.15%	14.14%
	2009	17	8.55	147	4.02%	1.15%	28.30%
	2008	16	6.67	104	4.35%	1.15%	(35.12)%
	2007	7	10.27	69	7.47%	1.15%	2.74%
Fidelity Freedom 2025 (GrandMaster ™)
	2010	*—	9.69	2	2.63%	1.35%	13.91%
	2009	*—	8.51	2	3.96%	1.35%	28.04%
	2008	*—	6.64	1	6.25%	1.35%	(35.25)%
Fidelity Freedom 2025 (Pinnacle Plus ™)
	2010	1	9.57	7	2.64%	1.67%	13.54%
	2009	1	8.43	7	3.97%	1.67%	27.63%
	2008	1	6.61	5	5.33%	1.67%	(35.46)%
	2007	2	10.24	25	19.74%	1.67%	2.37%
Fidelity Freedom 2030 (AdvantEdge ™) (January 13, 2010)
	2010	10	9.66	92	2.56%	1.60%	14.04%
Fidelity Freedom 2030 (AnnuiChoice II ™)
	2010	26	9.34	239	2.50%	1.15%	14.56%
	2009	26	8.15	209	2.63%	1.15%	29.67%
	2008	23	6.29	145	5.02%	1.15%	(38.89)%
Fidelity Freedom 2030 (IQ Annuity ™)
	2010	4	9.23	35	2.61%	1.45%	14.21%
	2009	3	8.08	27	2.73%	1.45%	29.28%
	2008	3	6.25	17	4.68%	1.45%	(39.07)%
	2007	*—	10.26	1	5.75%	1.45%	2.64%
Fidelity VIP Growth (AdvantEdge ™)
	2010	7	8.84	59	0.54%	1.60%	21.88%
	2009	2	7.25	17	0.54%	1.60%	25.95%
Fidelity VIP Growth (AnnuiChoice ™)
	2010	87	8.20	717	0.38%	1.00%	22.62%
	2009	96	6.69	642	0.27%	1.00%	26.69%
	2008	122	5.28	646	0.46%	1.00%	(47.84)%
	2007	205	10.12	2,075	0.46%	1.00%	25.46%
	2006	185	8.07	1,494	0.19%	1.00%	5.51%
Fidelity VIP Growth (AnnuiChoice II ™)
	2010	23	10.65	241	0.32%	1.15%	22.44%
	2009	25	8.70	219	0.52%	1.15%	26.49%
	2008	8	6.88	53	1.07%	1.15%	(47.92)%
	2007	*—	13.20	6	0.42%	1.15%	25.15%
Fidelity VIP Growth (GrandMaster ™)
	2010	75	9.39	702	0.39%	1.35%	22.19%
	2009	78	7.68	603	0.31%	1.35%	26.24%
	2008	92	6.09	560	0.72%	1.35%	(48.02)%
	2007	75	11.71	884	0.16%	1.35%	17.10%
Fidelity VIP Growth (GrandMaster flex3 ™)
	2010	33	10.68	352	0.42%	1.55%	21.95%
	2009	27	8.76	236	0.26%	1.55%	25.98%
	2008	33	6.95	231	0.42%	1.55%	(48.13)%
	2007	71	13.41	958	0.50%	1.55%	24.71%
	2006	64	10.75	688	0.16%	1.55%	4.93%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (IQ3 ™)
	2010	57	$8.43	$478	0.36%	1.45%	22.07%
	2009	68	6.91	470	0.27%	1.45%	26.11%
	2008	86	5.48	469	0.49%	1.45%	(48.08)%
	2007	187	10.55	1,971	0.42%	1.45%	24.86%
	2006	114	8.45	960	0.34%	1.45%	5.03%
Fidelity VIP Growth (Pinnacle Plus ™)
	2010	12	12.01	143	0.40%	1.67%	21.80%
	2009	10	9.86	97	0.29%	1.67%	25.83%
	2008	11	7.84	85	0.45%	1.67%	(48.19)%
	2007	12	15.13	184	0.44%	1.67%	24.52%
	2006	7	12.15	81	0.21%	1.67%	4.80%
Fidelity VIP Growth (IQ Advisor Standard ™)
	2010	*—	11.26	4	0.38%	0.60%	23.12%
	2009	*—	9.15	3	0.29%	0.60%	27.20%
	2008	*—	7.19	3	0.06%	0.60%	(47.63)%
	2007	10	13.73	144	0.23%	0.60%	37.28%
Fidelity VIP High Income (AdvantEdge ™)
	2010	50	12.02	599	9.42%	1.60%	11.86%
	2009	149	10.74	1,602	15.95%	1.60%	41.20%
Fidelity VIP High Income (AnnuiChoice ™)
	2010	35	15.02	526	5.27%	1.00%	12.54%
	2009	102	13.35	1,363	12.09%	1.00%	42.03%
	2008	95	9.40	895	5.47%	1.00%	(25.89)%
	2007	55	12.68	702	5.61%	1.00%	1.54%
	2006	105	12.49	1,318	7.70%	1.00%	9.92%
Fidelity VIP High Income (AnnuiChoice II ™)
	2010	61	12.55	766	12.20%	1.15%	12.37%
	2009	46	11.17	515	12.42%	1.15%	41.82%
	2008	1	7.87	8	14.08%	1.15%	(26.00)%
	2007	*—	10.64	3	11.95%	1.15%	6.41%
Fidelity VIP High Income (GrandMaster flex3 ™)
	2010	1,014	16.00	16,221	11.93%	1.55%	11.91%
	2009	678	14.30	9,695	11.26%	1.55%	41.24%
	2008	122	10.12	1,231	3.49%	1.55%	(26.30)%
	2007	65	13.74	898	5.24%	1.55%	0.94%
	2006	146	13.61	1,985	8.13%	1.55%	9.31%
Fidelity VIP High Income (IQ3 ™)
	2010	115	16.09	1,842	10.26%	1.45%	12.03%
	2009	138	14.36	1,978	10.66%	1.45%	41.39%
	2008	79	10.16	802	4.73%	1.45%	(26.23)%
	2007	47	13.77	651	5.06%	1.45%	1.03%
	2006	114	13.63	1,549	5.53%	1.45%	9.42%
Fidelity VIP High Income (Pinnacle Plus ™)
	2010	8	14.77	121	10.37%	1.67%	11.78%
	2009	6	13.21	78	7.72%	1.67%	41.07%
	2008	7	9.37	66	5.19%	1.67%	(26.39)%
	2007	15	12.73	188	11.67%	1.67%	0.84%
	2006	9	12.62	117	7.88%	1.67%	9.18%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (Advantedge ™)
	2010	48	$9.42	$449	3.30%	1.60%	12.90%
	2009	4	8.35	34	3.07%	1.60%	24.31%
	2008	2	6.71	10	3.98%	1.60%	(32.86)%
Fidelity VIP Index 500 (AnnuiChoice ™)
	2010	104	9.73	1,015	1.78%	1.00%	13.58%
	2009	133	8.57	1,139	2.30%	1.00%	25.04%
	2008	150	6.85	1,026	1.52%	1.00%	(37.79)%
	2007	222	11.01	2,443	2.78%	1.00%	4.17%
	2006	131	10.57	1,383	1.64%	1.00%	14.29%
Fidelity VIP Index 500 (IQ3 ™)
	2010	138	10.18	1,409	1.65%	1.45%	13.07%
	2009	199	9.00	1,792	2.33%	1.45%	24.47%
	2008	136	7.23	983	1.97%	1.45%	(38.07)%
	2007	159	11.68	1,862	2.68%	1.45%	3.64%
	2006	84	11.27	949	1.62%	1.45%	13.77%
Fidelity VIP Index 500 (AnnuiChoice II ™)
	2010	72	8.67	620	1.98%	1.15%	13.41%
	2009	60	7.65	462	3.18%	1.15%	24.85%
	2008	31	6.13	190	2.49%	1.15%	(37.88)%
	2007	16	9.86	161	3.46%	1.15%	(1.39)%
Fidelity VIP Index 500 (Grandmaster ™)
	2010	86	8.61	740	1.61%	1.35%	13.18%
	2009	146	7.61	1,112	2.30%	1.35%	24.60%
	2008	170	6.10	1,040	1.55%	1.35%	(38.01)%
	2007	221	9.85	2,175	2.51%	1.35%	(1.52)%
Fidelity VIP Index 500 (Grandmaster flex3 ™)
	2010	37	8.54	316	1.71%	1.55%	12.95%
	2009	49	7.56	367	2.43%	1.55%	24.34%
	2008	46	6.08	282	1.62%	1.55%	(38.14)%
	2007	78	9.83	769	2.32%	1.55%	(1.66)%
Fidelity VIP Index 500 (IQ Advisor Standard ™)
	2010	42	8.85	370	1.89%	0.60%	14.04%
	2009	49	7.76	379	2.48%	0.60%	25.54%
	2008	28	6.18	172	2.07%	0.60%	(37.54)%
	2007	26	9.90	259	3.83%	0.60%	(1.01)%
Fidelity VIP Index 500 (Pinnacle Plus ™)
	2010	22	12.53	276	1.96%	1.67%	12.82%
	2009	23	11.11	260	2.48%	1.67%	24.19%
	2008	28	8.95	254	1.90%	1.67%	(38.21)%
	2007	30	14.48	439	3.03%	1.67%	3.41%
	2006	2	14.00	23	1.50%	1.67%	13.52%
Fidelity VIP Investment Grade Bond (Advantedge ™)
	2010	65	11.45	747	5.64%	1.60%	5.83%
	2009	13	10.82	138	8.44%	1.60%	13.65%
	2008	4	9.52	35	0.00%	1.60%	(4.82)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)
	2010	212	$15.47	$3,280	4.19%	1.00%	6.47%
	2009	270	14.53	3,925	8.87%	1.00%	14.32%
	2008	293	12.71	3,724	4.56%	1.00%	(4.43)%
	2007	427	13.30	5,674	4.17%	1.00%	3.07%
	2006	446	12.90	5,749	4.02%	1.00%	3.10%
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)
	2010	90	12.10	1,086	4.61%	1.15%	6.31%
	2009	75	11.38	854	9.31%	1.15%	14.14%
	2008	63	9.97	625	3.27%	1.15%	(4.57)%
	2007	40	10.45	418	1.09%	1.15%	4.49%
Fidelity VIP Investment Grade Bond (GrandMaster ™)
	2010	200	11.67	2,340	4.38%	1.35%	6.10%
	2009	231	11.00	2,538	8.13%	1.35%	13.91%
	2008	179	9.66	1,731	3.64%	1.35%	(4.77)%
	2007	126	10.14	1,278	0.16%	1.35%	1.42%
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)
	2010	68	12.43	845	3.85%	1.55%	5.88%
	2009	96	11.74	1,123	8.92%	1.55%	13.68%
	2008	121	10.33	1,248	5.70%	1.55%	(4.96)%
	2007	178	10.87	1,940	2.67%	1.55%	2.45%
	2006	88	10.61	936	3.24%	1.55%	2.53%
Fidelity VIP Investment Grade Bond (IQ3 ™)
	2010	130	14.51	1,879	3.87%	1.45%	5.99%
	2009	198	13.69	2,708	9.05%	1.45%	13.80%
	2008	225	12.03	2,708	4.94%	1.45%	(4.86)%
	2007	344	12.65	4,347	4.05%	1.45%	2.57%
	2006	353	12.33	4,352	4.01%	1.45%	2.63%
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)
	2010	64	12.27	791	4.07%	1.67%	5.75%
	2009	77	11.61	899	8.42%	1.67%	13.54%
	2008	71	10.22	726	3.79%	1.67%	(5.08)%
	2007	65	10.77	704	3.87%	1.67%	2.37%
	2006	57	10.52	597	3.71%	1.67%	2.40%
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)
	2010	43	13.07	557	4.03%	0.60%	6.90%
	2009	41	12.22	495	10.22%	0.60%	14.78%
	2008	38	10.65	400	3.90%	0.60%	(4.04)%
	2007	17	11.10	189	3.68%	0.60%	3.42%
	2006	6	10.73	65	3.91%	0.60%	3.51%
Fidelity VIP Mid Cap (Advantedge ™)
	2010	43	11.15	474	0.39%	1.60%	26.52%
	2009	15	8.81	132	1.28%	1.60%	37.55%
	2008	12	6.41	77	0.28%	1.60%	(35.93)%
Fidelity VIP Mid Cap (AnnuiChoice ™)
	2010	120	24.00	2,880	0.44%	1.00%	27.29%
	2009	140	18.86	2,644	1.05%	1.00%	38.36%
	2008	141	13.63	1,926	5.50%	1.00%	(40.21)%
	2007	270	22.80	6,155	0.62%	1.00%	14.16%
	2006	337	19.97	6,734	1.14%	1.00%	11.28%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (AnnuiChoice II ™)
	2010	55	$12.54	$689	0.47%	1.15%	27.10%
	2009	46	9.86	456	1.12%	1.15%	38.15%
	2008	38	7.14	270	4.26%	1.15%	(40.30)%
	2007	28	11.96	334	0.50%	1.15%	14.03%
	2006	7	10.49	72	0.00%	1.15%	4.92%
Fidelity VIP Mid Cap (GrandMaster flex3 ™)
	2010	50	21.36	1,065	0.42%	1.55%	26.58%
	2009	77	16.88	1,294	0.92%	1.55%	37.59%
	2008	145	12.27	1,779	5.51%	1.55%	(40.55)%
	2007	159	20.63	3,275	0.66%	1.55%	13.55%
	2006	258	18.17	4,695	1.43%	1.55%	10.67%
Fidelity VIP Mid Cap (Grandmaster ™)
	2010	94	18.74	1,771	0.45%	1.35%	26.84%
	2009	104	14.77	1,533	1.28%	1.35%	37.87%
	2008	192	10.72	2,054	5.30%	1.35%	(40.42)%
	2007	206	17.99	3,705	0.35%	1.35%	13.77%
	2006	2	15.81	26	0.54%	1.35%	10.89%
Fidelity VIP Mid Cap (IQ Annuity ™)
	2010	114	23.46	2,681	0.46%	1.45%	26.71%
	2009	135	18.52	2,495	0.97%	1.45%	37.73%
	2008	125	13.44	1,679	4.91%	1.45%	(40.49)%
	2007	146	22.59	3,309	0.62%	1.45%	13.68%
	2006	212	19.87	4,219	1.24%	1.45%	10.78%
Fidelity VIP Mid Cap (Pinnacle Plus ™)
	2010	51	22.44	1,155	0.45%	1.67%	26.43%
	2009	57	17.75	1,010	1.15%	1.67%	37.42%
	2008	46	12.91	596	4.89%	1.67%	(40.62)%
	2007	69	21.75	1,505	0.66%	1.67%	13.39%
	2006	64	19.18	1,234	1.10%	1.67%	10.53%
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)
	2010	1	19.43	15	0.45%	0.80%	27.54%
	2009	1	15.23	12	1.01%	0.80%	38.63%
	2008	1	10.99	8	4.72%	0.80%	(40.09)%
	2007	1	18.34	14	0.60%	0.80%	14.40%
	2006	1	16.03	12	1.24%	0.80%	11.51%
Fidelity VIP Mid Cap (IQ Advisor Standard ™)
	2010	11	19.70	220	0.50%	0.60%	27.80%
	2009	13	15.41	198	1.16%	0.60%	38.91%
	2008	2	11.10	27	3.46%	0.60%	(39.97)%
	2007	4	18.48	65	0.59%	0.60%	14.67%
	2006	5	16.12	76	0.52%	0.60%	11.73%
Fidelity VIP Overseas (Advantedge ™)
	2010	44	8.35	369	1.79%	1.60%	11.03%
	2009	22	7.52	168	2.58%	1.60%	24.23%
	2008	11	6.05	67	6.40%	1.60%	(39.49)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (AnnuiChoice ™)
	2010	54	$11.87	$638	1.37%	1.00%	11.70%
	2009	63	10.62	664	2.16%	1.00%	24.96%
	2008	103	8.50	873	4.74%	1.00%	(44.52)%
	2007	191	15.33	2,933	3.13%	1.00%	15.84%
	2006	81	13.23	1,067	1.04%	1.00%	16.60%
Fidelity VIP Overseas (AnnuiChoice II ™)
	2010	32	9.74	314	1.25%	1.15%	11.53%
	2009	40	8.73	349	2.90%	1.15%	24.77%
	2008	27	7.00	188	5.06%	1.15%	(44.61)%
	2007	10	12.63	129	2.99%	1.15%	15.68%
	2006	2	10.92	23	0.00%	1.15%	9.18%
Fidelity VIP Overseas (GrandMaster ™)
	2010	107	8.10	869	1.40%	1.35%	11.31%
	2009	113	7.28	824	2.28%	1.35%	24.52%
	2008	123	5.84	717	4.78%	1.35%	(44.72)%
	2007	145	10.57	1,532	2.57%	1.35%	5.73%
Fidelity VIP Overseas (GrandMaster flex3 ™)
	2010	29	13.15	380	1.29%	1.55%	11.08%
	2009	37	11.84	437	1.72%	1.55%	24.27%
	2008	138	9.53	1,313	6.90%	1.55%	(44.83)%
	2007	76	17.27	1,311	2.52%	1.55%	15.21%
	2006	50	14.99	748	1.49%	1.55%	15.95%
Fidelity VIP Overseas (IQ3 ™)
	2010	56	11.88	659	1.52%	1.45%	11.20%
	2009	61	10.68	652	2.10%	1.45%	24.39%
	2008	112	8.59	961	5.98%	1.45%	(44.78)%
	2007	171	15.55	2,656	2.81%	1.45%	15.35%
	2006	61	13.48	821	1.39%	1.45%	16.07%
Fidelity VIP Overseas (Pinnacle Plus ™)
	2010	14	16.15	221	1.20%	1.67%	10.95%
	2009	20	14.56	289	2.09%	1.67%	24.11%
	2008	25	11.73	293	4.27%	1.67%	(44.90)%
	2007	54	21.29	1,154	2.69%	1.67%	15.09%
	2006	14	18.50	261	1.43%	1.67%	15.81%
Fidelity VIP Overseas (IQ Advisor Enhanced ™)
	2010	1	13.60	17	1.42%	0.80%	11.93%
	2009	1	12.15	15	2.33%	0.80%	25.21%
	2008	1	9.70	12	4.86%	0.80%	(44.41)%
	2007	1	17.46	22	2.91%	0.80%	16.14%
	2006	1	15.03	19	1.29%	0.80%	16.83%
Fidelity VIP Overseas (IQ Advisor Standard ™)
	2010	16	13.79	215	1.30%	0.60%	12.15%
	2009	19	12.30	230	2.16%	0.60%	25.46%
	2008	22	9.80	215	5.04%	0.60%	(44.30)%
	2007	30	17.60	533	3.67%	0.60%	16.38%
	2006	9	15.12	140	1.28%	0.60%	17.07%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)
	2010	6	$21.36	$119	5.87%	1.00%	8.65%
	2009	12	19.66	242	8.04%	1.00%	28.91%
	2008	18	15.25	269	9.49%	1.00%	(15.83)%
	2007	22	18.12	399	7.84%	1.00%	5.47%
	2006	24	17.18	420	3.74%	1.00%	9.70%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)
	2010	1	13.06	8	4.73%	1.15%	8.48%
	2009	1	12.04	13	7.95%	1.15%	28.71%
	2008	1	9.35	11	7.29%	1.15%	(15.96)%
	2007	2	11.13	24	8.75%	1.15%	5.26%
	2006	2	10.57	23	0.00%	1.15%	5.66%
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)
	2010	4	20.31	75	4.08%	1.55%	8.05%
	2009	4	18.80	73	7.81%	1.55%	28.19%
	2008	4	14.67	61	8.93%	1.55%	(16.30)%
	2007	13	17.52	230	8.73%	1.55%	4.86%
	2006	39	16.71	657	3.12%	1.55%	9.10%
Van Kampen UIF Emerging Markets Debt (IQ3 ™)
	2010	8	20.59	162	4.11%	1.45%	8.16%
	2009	9	19.04	173	7.86%	1.45%	28.32%
	2008	11	14.84	166	8.98%	1.45%	(16.21)%
	2007	16	17.71	284	8.04%	1.45%	4.96%
	2006	26	16.87	435	5.72%	1.45%	9.21%
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)
	2010	21	21.97	466	2.22%	1.00%	28.66%
	2009	26	17.08	446	3.28%	1.00%	27.07%
	2008	35	13.44	467	9.91%	1.00%	(38.52)%
	2007	63	21.86	1,369	2.14%	1.00%	(17.92)%
	2006	106	26.63	2,818	1.21%	1.00%	36.67%
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)
	2010	8	9.31	77	2.15%	1.15%	28.47%
	2009	9	7.25	64	3.43%	1.15%	26.88%
	2008	10	5.71	60	9.61%	1.15%	(38.61)%
	2007	12	9.30	112	2.59%	1.15%	(18.03)%
	2006	4	11.35	45	0.00%	1.15%	13.50%
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)
	2010	7	21.19	139	2.08%	1.55%	27.95%
	2009	9	16.56	155	3.43%	1.55%	26.36%
	2008	14	13.11	185	9.71%	1.55%	(38.86)%
	2007	39	21.44	842	2.25%	1.55%	(18.35)%
	2006	99	26.26	2,590	1.53%	1.55%	35.92%
Van Kampen UIF U.S. Real Estate (IQ3 ™)
	2010	21	20.80	443	2.09%	1.45%	28.08%
	2009	26	16.24	415	3.29%	1.45%	26.49%
	2008	32	12.84	409	9.81%	1.45%	(38.80)%
	2007	49	20.98	1,022	2.03%	1.45%	(18.29)%
	2006	88	25.67	2,252	1.29%	1.45%	36.05%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)
	2010	34	$18.38	$617	1.77%	1.45%	6.84%
	2009	53	17.20	905	3.43%	1.45%	35.06%
	2008	57	12.74	730	3.22%	1.45%	(41.25)%
	2007	99	21.68	2,148	2.14%	1.45%	13.75%
	2006	89	19.06	1,697	1.19%	1.45%	19.69%
Franklin Growth and Income Securities (AdvantEdge ™)
	2010	4	9.57	37	3.60%	1.60%	14.82%
	2009	4	8.34	33	0.00%	1.60%	24.56%
Franklin Growth and Income Securities (AnnuiChoice ™)
	2010	109	13.54	1,481	3.66%	1.00%	15.51%
	2009	129	11.72	1,515	4.82%	1.00%	25.29%
	2008	191	9.36	1,784	4.03%	1.00%	(35.79)%
	2007	341	14.57	4,972	3.89%	1.00%	(4.70)%
	2006	107	15.29	1,636	2.69%	1.00%	15.59%
Franklin Growth and Income Securities (AnnuiChoice II ™)
	2010	14	9.55	132	3.92%	1.15%	15.34%
	2009	12	8.28	101	5.01%	1.15%	25.10%
	2008	10	6.62	63	4.20%	1.15%	(35.89)%
	2007	8	10.33	83	3.88%	1.15%	(4.82)%
	2006	2	10.85	24	0.00%	1.15%	8.50%
Franklin Growth and Income Securities (GrandMaster flex3 ™)
	2010	55	12.95	709	3.64%	1.55%	14.87%
	2009	67	11.27	755	4.82%	1.55%	24.59%
	2008	86	9.05	776	3.79%	1.55%	(36.15)%
	2007	129	14.17	1,822	4.02%	1.55%	(5.20)%
	2006	47	14.95	698	2.73%	1.55%	14.95%
Franklin Growth and Income Securities (Grandmaster ™)
	2010	49	13.16	651	3.59%	1.35%	15.11%
	2009	55	11.44	629	4.80%	1.35%	24.85%
	2008	66	9.16	600	3.90%	1.35%	(36.02)%
	2007	109	14.32	1,561	3.99%	1.35%	(5.00)%
	2006	43	15.07	646	2.75%	1.35%	15.18%
Franklin Growth and Income Securities (IQ Annuity ™)
	2010	167	13.06	2,174	3.65%	1.45%	14.99%
	2009	197	11.35	2,237	4.87%	1.45%	24.72%
	2008	244	9.10	2,223	3.66%	1.45%	(36.09)%
	2007	291	14.24	4,148	3.94%	1.45%	(5.10)%
	2006	64	15.01	956	2.90%	1.45%	15.07%
Franklin Growth and Income Securities (Pinnacle Plus ™)
	2010	35	12.44	433	3.49%	1.67%	14.73%
	2009	46	10.84	495	4.78%	1.67%	24.44%
	2008	58	8.71	505	3.57%	1.67%	(36.23)%
	2007	83	13.66	1,130	3.78%	1.67%	(5.34)%
	2006	27	14.43	396	2.86%	1.67%	14.81%
Franklin Income Securities (Advantedge ™)
	2010	19	10.67	201	6.45%	1.60%	10.87%
	2009	10	9.63	100	6.82%	1.60%	33.46%
	2008	6	7.21	40	6.12%	1.60%	(27.86)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income Securities (AnnuiChoice ™)
	2010	160	$17.96	$2,873	6.56%	1.00%	11.55%
	2009	200	16.10	3,223	7.74%	1.00%	34.24%
	2008	219	11.99	2,629	6.48%	1.00%	(30.36)%
	2007	414	17.22	7,125	3.69%	1.00%	2.69%
	2006	480	16.77	8,052	3.83%	1.00%	17.06%
Franklin Income Securities (AnnuiChoice II ™)
	2010	84	11.33	954	6.70%	1.15%	11.38%
	2009	87	10.17	884	7.66%	1.15%	34.04%
	2008	72	7.59	545	6.09%	1.15%	(30.47)%
	2007	59	10.91	643	2.30%	1.15%	2.58%
	2006	20	10.64	216	0.00%	1.15%	6.43%
Franklin Income Securities (GrandMaster flex3 ™)
	2010	183	17.18	3,149	6.78%	1.55%	10.93%
	2009	225	15.48	3,485	8.30%	1.55%	33.50%
	2008	246	11.60	2,853	6.40%	1.55%	(30.75)%
	2007	395	16.75	6,624	3.63%	1.55%	2.13%
	2006	393	16.40	6,444	3.80%	1.55%	16.41%
Franklin Income Securities (Grandmaster ™)
	2010	164	17.46	2,867	6.65%	1.35%	11.15%
	2009	184	15.71	2,890	6.24%	1.35%	33.77%
	2008	259	11.74	3,044	6.45%	1.35%	(30.61)%
	2007	363	16.92	6,146	3.67%	1.35%	2.36%
	2006	409	16.53	6,755	4.75%	1.35%	16.65%
Franklin Income Securities (IQ Annuity ™)
	2010	192	17.32	3,319	6.55%	1.45%	11.04%
	2009	247	15.59	3,845	8.46%	1.45%	33.63%
	2008	329	11.67	3,834	6.20%	1.45%	(30.68)%
	2007	469	16.83	7,899	3.46%	1.45%	2.27%
	2006	442	16.46	7,279	3.12%	1.45%	16.53%
Franklin Income Securities (Pinnacle Plus ™)
	2010	118	15.17	1,786	6.45%	1.67%	10.79%
	2009	113	13.69	1,550	7.91%	1.67%	33.33%
	2008	144	10.27	1,475	6.38%	1.67%	(30.83)%
	2007	187	14.84	2,782	4.11%	1.67%	2.02%
	2006	181	14.55	2,627	3.68%	1.67%	16.27%
Franklin Income Securities (Pinnacle Plus Reduced M&E ™) (Nov 10, 2010)
	2010	1	10.28	6	0.00%	1.15%	2.78%
Franklin Income Securities (IQ Advisor Enhanced ™)
	2010	1	14.21	11	6.64%	0.80%	11.77%
	2009	1	12.72	10	8.11%	0.80%	34.51%
	2008	1	9.45	7	6.12%	0.80%	(30.22)%
	2007	1	13.55	11	3.55%	0.80%	2.95%
	2006	1	13.16	10	3.76%	0.80%	17.30%
Franklin Income Securities (IQ Advisor Standard ™)
	2010	7	14.41	98	11.69%	0.60%	12.00%
	2009	*—	12.87	4	1.80%	0.60%	34.78%
	2008	*—	9.55	2	9.22%	0.60%	(30.08)%
	2007	*—	13.66	4	5.98%	0.60%	36.56%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (AdvantEdge ™)
	2010	44	$9.74	$431	0.19%	1.60%	9.81%
	2009	2	8.87	19	0.00%	1.60%	27.69%
Franklin Large Cap Growth Securities (AnnuiChoice ™)
	2010	21	13.55	289	0.86%	1.00%	10.47%
	2009	23	12.27	282	1.16%	1.00%	28.44%
	2008	21	9.55	199	3.86%	1.00%	(35.18)%
	2007	25	14.74	376	0.69%	1.00%	5.13%
	2006	25	14.02	353	0.72%	1.00%	9.79%
Franklin Large Cap Growth Securities (AnnuiChoice II ™)
	2010	34	10.40	350	0.78%	1.15%	10.31%
	2009	23	9.43	219	1.38%	1.15%	28.24%
	2008	19	7.35	140	3.02%	1.15%	(35.28)%
	2007	4	11.36	44	0.56%	1.15%	4.96%
	2006	*—	10.82	3	0.00%	1.15%	8.16%
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)
	2010	11	12.96	142	0.78%	1.55%	9.86%
	2009	14	11.80	167	1.38%	1.55%	27.72%
	2008	20	9.24	189	3.75%	1.55%	(35.55)%
	2007	26	14.34	379	0.60%	1.55%	4.56%
	2006	28	13.71	379	0.75%	1.55%	9.18%
Franklin Large Cap Growth Securities (Grandmaster ™)
	2010	5	13.18	64	0.76%	1.35%	10.08%
	2009	3	11.97	39	1.37%	1.35%	27.98%
	2008	3	9.35	31	3.72%	1.35%	(35.42)%
	2007	4	14.48	64	0.57%	1.35%	4.78%
	2006	7	13.82	92	0.82%	1.35%	9.40%
Franklin Large Cap Growth Securities (IQ Annuity ™)
	2010	14	13.07	184	0.82%	1.45%	9.97%
	2009	15	11.88	183	3.20%	1.45%	27.85%
	2008	33	9.30	309	5.70%	1.45%	(35.48)%
	2007	46	14.41	662	0.95%	1.45%	4.71%
	2006	17	13.76	230	0.77%	1.45%	9.29%
Franklin Large Cap Growth Securities (Pinnacle Plus ™)
	2010	40	11.79	471	0.73%	1.67%	9.73%
	2009	24	10.74	253	1.13%	1.67%	27.57%
	2008	21	8.42	180	3.72%	1.67%	(35.63)%
	2007	20	13.08	266	0.69%	1.67%	4.47%
	2006	21	12.52	265	0.71%	1.67%	9.05%
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)
	2010	1	11.49	12	0.83%	0.60%	10.92%
	2009	1	10.36	11	5.45%	0.60%	28.95%
	2008	1	8.03	8	9.37%	0.60%	(34.92)%
	2007	5	12.34	62	0.63%	0.60%	23.43%
Franklin Mutual Shares Securities (Advantedge ™)
	2010	110	9.02	995	1.87%	1.60%	9.42%
	2009	28	8.24	235	2.07%	1.60%	24.06%
	2008	7	6.65	50	6.35%	1.60%	(33.55)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares Securities (AnnuiChoice ™)
	2010	78	$15.24	$1,190	1.51%	1.00%	10.08%
	2009	95	13.84	1,315	1.99%	1.00%	24.79%
	2008	102	11.09	1,135	3.79%	1.00%	(37.74)%
	2007	248	17.82	4,417	2.03%	1.00%	2.45%
	2006	251	17.39	4,367	2.02%	1.00%	17.20%
Franklin Mutual Shares Securities (AnnuiChoice II ™)
	2010	111	9.41	1,043	1.63%	1.15%	9.92%
	2009	85	8.56	723	1.95%	1.15%	24.60%
	2008	39	6.87	268	4.14%	1.15%	(37.83)%
	2007	29	11.05	324	1.65%	1.15%	2.29%
	2006	4	10.80	41	0.00%	1.15%	8.01%
Franklin Mutual Shares Securities (GrandMaster flex3 ™)
	2010	122	14.58	1,781	1.58%	1.55%	9.47%
	2009	170	13.31	2,262	1.94%	1.55%	24.10%
	2008	199	10.73	2,132	3.53%	1.55%	(38.09)%
	2007	259	17.33	4,492	2.01%	1.55%	1.87%
	2006	244	17.01	4,148	2.07%	1.55%	16.55%
Franklin Mutual Shares Securities (IQ Annuity ™)
	2010	64	14.69	935	1.49%	1.45%	9.58%
	2009	78	13.41	1,043	1.90%	1.45%	24.22%
	2008	106	10.79	1,141	3.59%	1.45%	(38.02)%
	2007	165	17.42	2,880	2.36%	1.45%	1.97%
	2006	167	17.08	2,846	1.99%	1.45%	16.67%
Franklin Mutual Shares Securities (Pinnacle Plus ™)
	2010	72	13.32	962	1.60%	1.67%	9.34%
	2009	77	12.19	932	2.04%	1.67%	23.95%
	2008	81	9.83	795	3.99%	1.67%	(38.16)%
	2007	126	15.90	2,005	2.25%	1.67%	1.73%
	2006	112	15.63	1,743	2.24%	1.67%	16.41%
Franklin Mutual Shares Securities (IQ Advisor Standard ™)
	2010	38	12.78	479	1.52%	0.60%	10.53%
	2009	42	11.57	486	1.95%	0.60%	25.29%
	2008	48	9.23	443	4.28%	0.60%	(37.49)%
	2007	29	14.77	432	2.04%	0.60%	2.82%
	2006	9	14.36	130	0.43%	0.60%	17.67%
Franklin Mutual Shares Securities (Grandmaster ™)
	2010	52	14.81	771	1.55%	1.35%	9.70%
	2009	67	13.50	901	1.37%	1.35%	24.35%
	2008	243	10.86	2,636	3.91%	1.35%	(37.96)%
	2007	306	17.50	5,348	1.86%	1.35%	2.07%
	2006	151	17.15	2,593	1.98%	1.35%	16.79%
Franklin Small Cap Value Securities (Advantedge ™)
	2010	25	11.05	273	0.32%	1.60%	26.17%
	2009	2	8.76	15	0.16%	1.60%	27.12%
	2008	*—	6.89	*—	0.00%	1.60%	(31.10)%
Franklin Small Cap Value Securities (Annuichoice ™)
	2010	15	9.58	141	0.49%	1.00%	26.94%
	2009	5	7.55	41	1.28%	1.00%	27.87%
	2008	19	5.90	110	1.31%	1.00%	(33.69)%
	2007	3	8.90	23	0.00%	1.00%	(10.96)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued)
Franklin Small Cap Value Securities (Annuichoice II ™)
	2010	15	$9.53	$140	0.84%	1.15%	26.75%
	2009	12	7.52	90	1.56%	1.15%	27.67%
	2008	10	5.89	56	1.47%	1.15%	(33.79)%
	2007	4	8.89	31	0.00%	1.15%	(11.05)%
Franklin Small Cap Value Securities (Grandmaster ™)
	2010	14	9.46	133	0.73%	1.35%	26.49%
	2009	7	7.48	51	1.66%	1.35%	27.41%
	2008	7	5.87	41	1.98%	1.35%	(33.92)%
	2007	1	8.88	9	4.52%	1.35%	(11.18)%
Franklin Small Cap Value Securities (Grandmaster flex3 ™)
	2010	8	9.39	73	0.58%	1.55%	26.24%
	2009	2	7.44	15	1.03%	1.55%	27.16%
	2008	1	5.85	3	1.19%	1.55%	(34.06)%
	2007	1	8.87	5	0.00%	1.55%	(11.30)%
Franklin Small Cap Value Securities (IQ Annuuity ™)
	2010	9	9.42	85	0.84%	1.45%	26.37%
	2009	5	7.46	39	1.26%	1.45%	27.28%
	2008	10	5.86	57	3.06%	1.45%	(33.99)%
	2007	*—	8.88	1	0.00%	1.45%	(11.24)%
Franklin Small Cap Value Securities (Pinnacle Plus ™)
	2010	19	9.35	177	0.70%	1.67%	26.08%
	2009	11	7.41	82	1.61%	1.67%	27.00%
	2008	10	5.84	59	2.17%	1.67%	(34.14)%
	2007	1	8.86	12	0.00%	1.67%	(11.37)%
Franklin Small Cap Value Securities (Pinnacle Plus Reduced M&E ™) (Nov 1, 2010)
	2010	*—	11.29	3	0.00%	1.15%	12.86%
Franklin Small Cap Value Securities (IQ Advisor Standard ™)
	2010	5	9.73	46	0.75%	0.60%	27.45%
	2009	5	7.63	36	1.87%	0.60%	28.38%
	2008	3	5.94	17	0.00%	0.60%	(33.42)%
Templeton Foriegn Securities Fund (Advantedge ™)
	2010	40	9.35	377	0.91%	1.60%	6.67%
	2009	6	8.76	51	1.98%	1.60%	34.88%
	2008	2	6.50	14	3.55%	1.60%	(35.02)%
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)
	2010	33	18.23	605	1.71%	1.55%	6.73%
	2009	43	17.08	736	3.50%	1.55%	34.92%
	2008	48	12.66	613	3.63%	1.55%	(41.31)%
	2007	113	21.57	2,438	2.08%	1.55%	13.65%
	2006	89	18.98	1,686	1.20%	1.55%	19.57%
Templeton Foriegn Securities Fund (Grandmaster ™)
	2010	21	18.53	387	1.81%	1.35%	6.95%
	2009	21	17.33	356	3.14%	1.35%	35.19%
	2008	22	12.82	282	3.30%	1.35%	(41.19)%
	2007	34	21.79	743	1.79%	1.35%	13.91%
	2006	29	19.13	560	1.31%	1.35%	19.81%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Foriegn Securities Fund (Pinnacle Plus ™)
	2010	37	$16.95	$629	1.76%	1.67%	6.60%
	2009	33	15.90	527	3.20%	1.67%	34.76%
	2008	34	11.80	398	3.62%	1.67%	(41.38)%
	2007	22	20.12	449	2.33%	1.67%	13.50%
	2006	20	17.73	356	1.17%	1.67%	19.42%
Templeton Foriegn Securities Fund (Pinnacle Plus Reduced M&E ™) (Nov 10, 2010)
	2010	*—	10.24	2	0.00%	1.15%	2.38%
Templeton Foreign Securities Fund (AnnuiChoice ™)
	2010	47	19.06	897	1.72%	1.00%	7.32%
	2009	54	17.76	960	3.51%	1.00%	35.67%
	2008	63	13.09	829	3.42%	1.00%	(40.98)%
	2007	113	22.18	2,503	2.12%	1.00%	14.32%
	2006	93	19.40	1,809	1.14%	1.00%	20.24%
Templeton Foreign Securities Fund (AnnuiChoice II ™)
	2010	37	10.70	393	1.71%	1.15%	7.16%
	2009	40	9.99	402	2.53%	1.15%	35.47%
	2008	23	7.37	167	3.49%	1.15%	(41.07)%
	2007	13	12.51	163	1.95%	1.15%	14.16%
	2006	5	10.96	56	0.00%	1.15%	9.64%
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)
	2010	2	15.21	32	1.88%	0.60%	7.76%
	2009	2	14.11	31	3.28%	0.60%	36.22%
	2008	2	10.36	23	3.95%	0.60%	(40.74)%
	2007	6	17.48	104	3.13%	0.60%	14.77%
	2006	4	15.23	66	1.49%	0.60%	20.72%
Templeton Growth Securities (Advantedge ™)
	2010	11	8.62	97	1.29%	1.60%	5.68%
	2009	7	8.15	60	2.93%	1.60%	29.04%
	2008	6	6.32	37	2.95%	1.60%	(36.81)%
Templeton Growth Securities (AnnuiChoice ™)
	2010	25	14.88	374	1.25%	1.00%	6.32%
	2009	43	14.00	601	2.97%	1.00%	29.79%
	2008	44	10.79	473	2.12%	1.00%	(42.90)%
	2007	89	18.89	1,683	1.71%	1.00%	1.34%
	2006	195	18.64	3,636	1.38%	1.00%	20.59%
Templeton Growth Securities (AnnuiChoice II ™)
	2010	27	8.74	235	1.36%	1.15%	6.16%
	2009	26	8.24	218	3.14%	1.15%	29.60%
	2008	28	6.36	177	2.25%	1.15%	(42.99)%
	2007	20	11.15	228	1.27%	1.15%	1.17%
	2006	2	11.02	20	0.00%	1.15%	10.21%
Templeton Growth Securities (GrandMaster flex3 ™)
	2010	56	14.24	795	1.34%	1.55%	5.73%
	2009	87	13.47	1,171	3.16%	1.55%	29.07%
	2008	108	10.43	1,127	2.08%	1.55%	(43.22)%
	2007	124	18.37	2,278	1.62%	1.55%	0.73%
	2006	153	18.24	2,793	1.27%	1.55%	19.93%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (Grandmaster ™)
	2010	24	$14.47	$346	1.48%	1.35%	5.95%
	2009	36	13.66	491	3.30%	1.35%	29.33%
	2008	51	10.56	542	2.04%	1.35%	(43.10)%
	2007	62	18.56	1,151	1.77%	1.35%	0.98%
	2006	256	18.38	4,706	1.83%	1.35%	20.17%
Templeton Growth Securities (IQ Annuity ™)
	2010	51	14.35	725	1.36%	1.45%	5.84%
	2009	57	13.56	779	3.20%	1.45%	29.20%
	2008	74	10.50	779	1.98%	1.45%	(43.16)%
	2007	105	18.47	1,934	1.92%	1.45%	0.85%
	2006	136	18.31	2,492	1.24%	1.45%	20.05%
Templeton Growth Securities (Pinnacle Plus ™)
	2010	38	13.12	501	1.35%	1.67%	5.60%
	2009	41	12.42	510	3.25%	1.67%	28.92%
	2008	48	9.64	461	2.11%	1.67%	(43.29)%
	2007	58	16.99	988	1.72%	1.67%	0.65%
	2006	66	16.88	1,108	1.38%	1.67%	19.78%
Templeton Growth Securities (IQ Advisor Standard ™)
	2010	16	11.98	192	1.35%	0.60%	6.75%
	2009	16	11.23	180	3.20%	0.60%	30.32%
	2008	22	8.61	188	1.56%	0.60%	(42.67)%
Invesco Van Kampen VI Comstock (Advantedge ™)
	2010	45	9.56	431	0.13%	1.60%	13.85%
	2009	45	8.40	378	6.78%	1.60%	26.38%
	2008	2	6.64	13	0.00%	1.60%	(33.55)%
Invesco Van Kampen VI Comstock (AnnuiChoice ™)
	2010	19	15.15	281	0.14%	1.00%	14.54%
	2009	25	13.23	333	4.37%	1.00%	27.12%
	2008	41	10.40	422	2.86%	1.00%	(36.45)%
	2007	53	16.37	872	1.77%	1.00%	(3.31)%
	2006	68	16.93	1,153	2.63%	1.00%	14.89%
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)
	2010	27	9.62	261	0.12%	1.15%	14.37%
	2009	26	8.41	222	5.05%	1.15%	26.93%
	2008	15	6.63	98	2.01%	1.15%	(36.54)%
	2007	5	10.44	54	1.35%	1.15%	(3.50)%
	2006	*—	10.82	4	0.00%	1.15%	8.16%
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)
	2010	12	14.49	167	0.15%	1.55%	13.91%
	2009	18	12.72	235	4.09%	1.55%	26.42%
	2008	22	10.06	225	3.15%	1.55%	(36.80)%
	2007	41	15.92	654	1.90%	1.55%	(3.86)%
	2006	67	16.56	1,116	2.60%	1.55%	14.25%
Invesco Van Kampen VI Comstock (Grandmaster ™)
	2010	9	14.73	128	0.14%	1.35%	14.14%
	2009	10	12.90	125	4.20%	1.35%	26.68%
	2008	11	10.18	110	2.73%	1.35%	(36.67)%
	2007	16	16.08	254	2.07%	1.35%	(3.64)%
	2006	26	16.69	427	2.90%	1.35%	14.48%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Comstock (IQ Annuity ™)
	2010	26	$14.61	$383	0.19%	1.45%	14.02%
	2009	48	12.81	617	4.25%	1.45%	26.55%
	2008	55	10.12	561	2.79%	1.45%	(36.74)%
	2007	68	16.00	1,096	1.82%	1.45%	(3.78)%
	2006	88	16.63	1,459	2.52%	1.45%	14.37%
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)
	2010	13	13.26	178	0.15%	1.67%	13.77%
	2009	16	11.65	192	4.27%	1.67%	26.26%
	2008	16	9.23	152	2.92%	1.67%	(36.88)%
	2007	21	14.62	309	1.73%	1.67%	(3.94)%
	2006	22	15.22	330	2.54%	1.67%	14.11%
Invesco Van Kampen VI Comstock (IQ Advisor Standard ™)
	2010	4	12.47	49	0.13%	0.60%	15.00%
	2009	4	10.84	44	6.09%	0.60%	27.64%
	2008	2	8.50	14	0.00%	0.60%	(36.19)%
Invesco Van Kampen VI Capital Growth (AdvantEdge ™)
	2010	2	10.74	18	0.00%	1.60%	17.66%
	2009	2	9.13	16	0.00%	1.60%	63.03%
Invesco Van Kampen VI Capital Growth (AnnuiChoice ™)
	2010	2	15.47	31	0.00%	1.00%	18.37%
	2009	7	13.07	97	0.00%	1.00%	63.99%
	2008	1	7.97	4	0.12%	1.00%	(49.63)%
	2007	8	15.82	130	0.00%	1.00%	15.46%
	2006	3	13.70	34	0.00%	1.00%	1.60%
Invesco Van Kampen VI Capital Growth (AnnuiChoice II ™)
	2010	5	12.10	59	0.00%	1.15%	18.19%
	2009	5	10.24	54	0.00%	1.15%	63.74%
	2008	1	6.25	9	0.18%	1.15%	(49.70)%
	2007	1	12.43	9	0.00%	1.15%	15.32%
	2006	1	10.78	7	0.00%	1.15%	7.82%
Invesco Van Kampen VI Capital Growth (GrandMaster flex3 ™)
	2010	3	14.80	48	0.00%	1.55%	17.71%
	2009	3	12.57	43	0.00%	1.55%	63.08%
	2008	*—	7.71	2	0.28%	1.55%	(49.91)%
	2007	6	15.39	96	0.00%	1.55%	14.82%
	2006	7	13.40	92	0.00%	1.55%	1.04%
Invesco Van Kampen VI Capital Growth (Grandmaster ™)
	2010	4	15.04	63	0.00%	1.35%	17.95%
	2009	1	12.75	8	0.00%	1.35%	63.41%
	2008	1	7.80	5	0.19%	1.35%	(49.80)%
	2007	1	15.54	11	0.00%	1.35%	15.04%
	2006	2	13.51	20	0.00%	1.35%	1.24%
Invesco Van Kampen VI Capital Growth (IQ Annuity ™)
	2010	19	14.92	289	0.00%	1.45%	17.83%
	2009	21	12.66	267	0.00%	1.45%	63.24%
	2008	12	7.75	90	0.04%	1.45%	(49.86)%
	2007	4	15.46	69	0.00%	1.45%	14.97%
	2006	*—	13.45	4	0.00%	1.45%	1.14%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Capital Growth (Pinnacle Plus ™)
	2010	4	$13.05	$54	0.00%	1.67%	17.57%
	2009	8	11.10	89	0.00%	1.67%	62.88%
	2008	5	6.81	32	0.16%	1.67%	(49.97)%
	2007	2	13.62	28	0.00%	1.67%	14.72%
	2006	1	11.87	17	0.00%	1.67%	0.92%
Invesco Van Kampen VI Mid Cap Value (AdvantEdge ™)
	2010	29	10.03	288	0.89%	1.60%	20.23%
	2009	6	8.35	50	1.26%	1.60%	36.97%
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice ™) (April 12, 2010)
	2010	3	10.19	30	1.18%	1.00%	20.96%
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice II ™)
	2010	16	10.15	158	0.86%	1.15%	20.78%
	2009	14	8.40	116	0.65%	1.15%	37.56%
	2008	2	6.11	15	37.86%	1.15%	(38.92)%
Invesco Van Kampen VI Mid Cap Value (Grandmaster ™)
	2010	4	10.09	45	0.93%	1.35%	20.53%
	2009	4	8.37	37	1.17%	1.35%	37.28%
	2008	1	6.10	5	0.00%	1.35%	(39.01)%
Invesco Van Kampen VI Mid Cap Value (GrandMaster flex3 ™) (Dec 10, 2010)
	2010	3	10.04	28	0.00%	1.55%	20.29%
Invesco Van Kampen VI Mid Cap Value (IQ Annuity ™)
	2010	9	10.07	95	0.92%	1.45%	20.41%
	2009	5	8.36	38	0.60%	1.45%	37.14%
	2008	6	6.10	39	6.37%	1.45%	(39.05)%
Invesco Van Kampen VI Mid Cap Value (Pinnacle Plus ™) (April 21, 2010)
	2010	*—	10.01	4	1.14%	1.67%	20.14%
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)
	2010	14	11.62	168	2.46%	1.60%	7.99%
	2009	2	10.76	20	0.00%	1.60%	28.06%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)
	2010	21	12.01	255	4.01%	1.00%	8.65%
	2009	21	11.06	230	7.47%	1.00%	28.81%
	2008	19	8.58	160	9.00%	1.00%	(15.83)%
	2007	13	10.20	129	4.05%	1.00%	2.00%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)
	2010	20	11.95	237	3.09%	1.15%	8.48%
	2009	37	11.01	404	9.62%	1.15%	28.62%
	2008	11	8.56	97	10.70%	1.15%	(15.96)%
	2007	5	10.19	50	1.74%	1.15%	1.89%
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)
	2010	10	19.99	191	2.58%	1.35%	8.26%
	2009	31	18.47	572	9.75%	1.35%	28.36%
	2008	11	14.39	165	9.47%	1.35%	(16.13)%
	2007	19	17.16	324	6.45%	1.35%	4.93%
	2006	17	16.35	279	8.22%	1.35%	9.31%
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)
	2010	20	11.77	240	0.82%	1.55%	8.04%
	2009	376	10.89	4,097	10.81%	1.55%	28.10%
	2008	40	8.50	338	9.65%	1.55%	(16.30)%
	2007	54	10.16	554	6.54%	1.55%	1.61%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)
	2010	17	$19.83	$336	2.91%	1.45%	8.15%
	2009	29	18.34	530	9.11%	1.45%	28.23%
	2008	22	14.30	311	9.84%	1.45%	(16.22)%
	2007	25	17.07	426	8.04%	1.45%	4.85%
	2006	6	16.28	104	7.69%	1.45%	9.20%
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)
	2010	18	17.18	307	3.85%	1.67%	7.91%
	2009	16	15.92	256	8.04%	1.67%	27.94%
	2008	18	12.44	225	10.21%	1.67%	(16.40)%
	2007	15	14.88	222	6.65%	1.67%	4.60%
	2006	10	14.23	135	10.03%	1.67%	8.96%
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)
	2010	1	16.47	10	4.05%	0.60%	9.08%
	2009	1	15.10	9	7.82%	0.60%	29.33%
	2008	1	11.67	8	1.16%	0.60%	(15.49)%
	2007	1	13.81	20	13.06%	0.60%	38.11%
Van Kampen UIF Emerging Markets Equity (Advantedge ™)
	2010	37	9.14	334	0.46%	1.60%	17.05%
	2009	17	7.81	129	0.00%	1.60%	67.44%
	2008	5	4.66	24	7.75%	1.60%	(53.38)%
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)
	2010	13	37.34	504	0.57%	1.00%	17.76%
	2009	23	31.71	729	0.00%	1.00%	68.42%
	2008	21	18.83	393	7.49%	1.00%	(57.18)%
	2007	42	43.96	1,841	0.80%	1.00%	39.04%
	2006	31	31.62	982	0.71%	1.00%	35.80%
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)
	2010	29	14.07	413	0.55%	1.15%	17.58%
	2009	18	11.97	217	0.00%	1.15%	68.16%
	2008	13	7.12	95	9.27%	1.15%	(57.24)%
	2007	2	16.65	41	0.80%	1.15%	38.83%
	2006	*—	11.99	5	0.00%	1.15%	19.89%
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)
	2010	13	35.72	468	0.63%	1.55%	17.11%
	2009	21	30.50	653	0.00%	1.55%	67.48%
	2008	32	18.21	587	7.48%	1.55%	(57.42)%
	2007	32	42.76	1,355	0.87%	1.55%	38.30%
	2006	30	30.92	942	0.62%	1.55%	35.05%
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)
	2010	13	36.30	461	0.56%	1.35%	17.34%
	2009	12	30.93	377	0.00%	1.35%	67.82%
	2008	16	18.43	286	8.14%	1.35%	(57.33)%
	2007	14	43.19	611	0.91%	1.35%	38.53%
	2006	13	31.18	403	0.69%	1.35%	35.32%
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)
	2010	17	36.00	608	0.59%	1.45%	17.22%
	2009	25	30.71	755	0.00%	1.45%	67.65%
	2008	21	18.32	383	6.39%	1.45%	(57.37)%
	2007	67	42.98	2,863	0.69%	1.45%	38.41%
	2006	35	31.05	1,094	1.10%	1.45%	35.19%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)
	2010	15	$31.07	$475	0.57%	1.67%	16.96%
	2009	17	26.56	465	0.00%	1.67%	67.28%
	2008	16	15.88	260	8.25%	1.67%	(57.47)%
	2007	19	37.33	724	0.86%	1.67%	38.12%
	2006	12	27.03	326	0.73%	1.67%	34.89%
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus reduced M&E ™) (Nov 10, 2010)
	2010	*—	10.27	2	0.00%	1.15%	2.68%
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)
	2010	3	26.03	90	0.79%	0.60%	18.23%
	2009	7	22.02	150	0.00%	0.60%	69.10%
	2008	*—	13.02	2	2.34%	0.60%	(57.00)%
	2007	4	30.28	131	0.40%	0.60%	39.62%
	2006	1	21.69	20	0.00%	0.60%	36.35%
Van Kampen UIF U.S. Real Estate (Advantedge ™)
	2010	18	9.92	175	1.48%	1.60%	27.46%
	2009	3	7.78	26	1.59%	1.60%	26.47%
	2008	1	6.15	3	0.00%	1.60%	(38.46)%
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)
	2010	63	7.72	483	1.79%	1.00%	28.23%
	2009	63	6.02	382	3.03%	1.00%	27.21%
	2008	63	4.73	296	9.91%	1.00%	(38.68)%
	2007	55	7.72	421	2.09%	1.00%	(22.80)%
Van Kampen UIF U.S Real Estate (AnnuiChoice II ™)
	2010	34	7.68	258	2.12%	1.15%	28.04%
	2009	33	6.00	195	2.82%	1.15%	27.02%
	2008	35	4.72	165	11.68%	1.15%	(38.77)%
	2007	8	7.71	59	2.72%	1.15%	(22.88)%
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)
	2010	20	19.09	390	1.76%	1.67%	27.37%
	2009	21	14.99	318	2.80%	1.67%	26.35%
	2008	21	11.86	255	8.97%	1.67%	(39.09)%
	2007	31	19.48	603	2.04%	1.67%	(18.67)%
	2006	30	23.95	723	1.23%	1.67%	35.38%
Van Kampen UIF U. S. Real Estate (Pinnacle Plus Reduced M&E ™)
	2010	*—	10.35	1	0.00%	1.15%	3.51%
Van Kampen UIF U.S. Real Estate (Grandmaster ™)
	2010	12	22.40	258	1.79%	1.35%	27.78%
	2009	10	17.53	177	2.69%	1.35%	26.76%
	2008	16	13.83	228	8.81%	1.35%	(38.90)%
	2007	25	22.63	568	2.04%	1.35%	(18.38)%
	2006	39	27.73	1,095	1.28%	1.35%	35.82%
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)
	2010	17	7.57	130	1.99%	1.55%	27.52%
	2009	24	5.93	145	2.22%	1.55%	26.50%
	2008	60	4.69	279	9.34%	1.55%	(39.02)%
	2007	64	7.69	494	2.20%	1.55%	(23.09)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)
	2010	15	$22.22	$340	1.89%	1.45%	27.65%
	2009	16	17.41	284	2.85%	1.45%	26.63%
	2008	21	13.75	290	14.35%	1.45%	(38.96)%
	2007	21	22.52	482	2.30%	1.45%	(18.47)%
	2006	30	27.62	837	1.25%	1.45%	35.68%
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)
	2010	16	17.75	279	1.95%	0.60%	28.75%
	2009	16	13.79	220	2.86%	0.60%	27.72%
	2008	16	10.79	169	11.21%	0.60%	(38.43)%
	2007	18	17.53	323	1.94%	0.60%	(17.77)%
	2006	8	21.32	176	0.74%	0.60%	36.84%
Non-Affiliated Class B:
DWS Small Cap Index (AnnuiChoice ™)
	2010	25	15.20	382	0.66%	1.00%	24.85%
	2009	33	12.17	404	1.61%	1.00%	25.01%
	2008	45	9.74	435	2.63%	1.00%	(34.99)%
	2007	51	14.98	770	1.10%	1.00%	(3.13)%
	2006	61	15.46	943	0.55%	1.00%	16.02%
DWS Small Cap Index (AnnuiChoice II ™)
	2010	20	10.65	216	0.63%	1.15%	24.66%
	2009	10	8.54	84	1.02%	1.15%	24.82%
	2008	3	6.84	22	2.87%	1.15%	(35.08)%
	2007	2	10.54	26	1.06%	1.15%	(3.26)%
	2006	*—	10.90	4	0.00%	1.15%	9.03%
DWS Small Cap Index (Grandmaster ™)
	2010	9	13.30	118	0.65%	1.35%	24.41%
	2009	8	10.69	88	1.60%	1.35%	24.57%
	2008	11	8.58	91	2.65%	1.35%	(35.22)%
	2007	11	13.25	144	1.07%	1.35%	(3.52)%
	2006	7	13.73	101	0.14%	1.35%	15.61%
DWS Small Cap Index (GrandMaster flex3 ™)
	2010	8	14.37	118	0.62%	1.55%	24.16%
	2009	12	11.58	137	1.55%	1.55%	24.31%
	2008	16	9.31	145	2.36%	1.55%	(35.35)%
	2007	12	14.40	174	1.31%	1.55%	(3.66)%
	2006	22	14.95	335	0.54%	1.55%	15.38%
DWS Small Cap Index (IQ3 ™)
	2010	25	14.49	361	0.65%	1.45%	24.28%
	2009	36	11.66	421	1.83%	1.45%	24.44%
	2008	37	9.37	346	2.58%	1.45%	(35.28)%
	2007	37	14.48	534	0.99%	1.45%	(3.56)%
	2006	43	15.01	646	0.56%	1.45%	15.50%
DWS Small Cap Index (Pinnacle Plus ™)
	2010	7	15.05	112	0.66%	1.67%	24.00%
	2009	9	12.13	114	1.43%	1.67%	24.16%
	2008	8	9.77	82	2.48%	1.67%	(35.43)%
	2007	12	15.13	188	1.00%	1.67%	(3.79)%
	2006	11	15.73	168	0.53%	1.67%	15.24%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
DWS Small Cap Index (IQ Advisor Standard ™)
	2010	1	$13.35	$19	0.64%	0.60%	25.35%
	2009	1	10.65	16	1.56%	0.60%	25.51%
	2008	2	8.48	13	0.00%	0.60%	(34.72)%
Columbia VIT Mid Cap Value (AdvantEdge ™)
	2010	6	15.65	94	0.61%	1.60%	21.00%
	2009	1	12.93	11	0.00%	1.60%	29.33%
Columbia VIT Mid Cap Value (AnnuiChoice ™)
	2010	2	15.81	33	1.23%	1.00%	21.74%
	2009	1	12.99	8	0.00%	1.00%	29.86%
Columbia VIT Mid Cap Value (AnnuiChoice II ™)
	2010	1	15.77	8	1.06%	1.15%	21.55%
	2009	1	12.97	7	0.00%	1.15%	29.72%
Columbia VIT Mid Cap Value (Grandmaster ™) (Jan 11, 2010)
	2010	5	15.72	76	1.41%	1.35%	21.31%
Columbia VIT Mid Cap Value (Grandmaster flex3 ™)
	2010	1	15.66	10	1.75%	1.55%	21.06%
	2009	*—	12.94	1	2.16%	1.55%	29.37%
Columbia VIT Mid Cap Value (Pinnacle Plus ™) (May 17, 2010)
	2010	10	15.63	151	0.25%	1.67%	20.91%
Columbia VIT Small Cap Value (AdvantEdge ™)
	2010	9	15.55	142	0.85%	1.60%	24.44%
	2009	1	12.50	6	0.00%	1.60%	24.97%
Columbia VIT Small Cap Value (AnnuiChoice ™)
	2010	6	15.71	91	1.07%	1.00%	25.20%
	2009	5	12.55	62	0.00%	1.00%	25.48%
Columbia VIT Small Cap Value (AnnuiChoice II ™)
	2010	3	15.67	50	1.07%	1.15%	25.01%
	2009	2	12.53	28	0.00%	1.15%	25.35%
Columbia VIT Small Cap Value (Grandmaster flex3 ™)
	2010	2	15.56	32	1.02%	1.55%	24.51%
	2009	2	12.50	26	0.15%	1.55%	25.01%
Columbia VIT Small Cap Value (Grandmaster ™)
	2010	1	15.62	9	1.11%	1.35%	24.76%
	2009	*—	12.52	*—	0.00%	1.35%	25.18%
Columbia VIT Small Cap Value (Pinnacle Plus ™) (Jan 28, 2010)
	2010	3	15.53	52	0.79%	1.67%	24.36%
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)
	2010	5	11.01	52	6.89%	1.60%	11.20%
	2009	3	9.90	29	23.40%	1.60%	19.51%
Pimco VIT All Asset (AnnuiChoice ™)
	2010	8	11.10	86	6.41%	1.00%	11.88%
	2009	5	9.92	50	6.39%	1.00%	20.21%
	2008	8	8.25	63	10.07%	1.00%	(17.50)%
Pimco VIT All Asset (AnnuiChoice II ™)
	2010	10	11.14	112	6.60%	1.15%	11.71%
	2009	9	9.98	94	7.23%	1.15%	20.03%
	2008	8	8.31	67	8.88%	1.15%	(16.88)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT All Asset (Grandmaster ™)
	2010	31	$10.99	$340	10.18%	1.35%	11.48%
	2009	11	9.86	112	9.99%	1.35%	19.79%
	2008	1	8.23	12	8.20%	1.35%	(17.70)%
Pimco VIT All Asset (GrandMaster flex3 ™)
	2010	25	10.93	277	7.28%	1.55%	11.25%
	2009	13	9.83	130	6.93%	1.55%	19.55%
	2008	7	8.22	54	10.02%	1.55%	(17.81)%
Pimco VIT All Asset (IQ Annuity ™)
	2010	12	10.96	128	6.54%	1.45%	11.37%
	2009	10	9.84	94	8.18%	1.45%	19.67%
	2008	2	8.22	16	8.98%	1.45%	(17.75)%
Pimco VIT Commodity Real Return Strategy (Advantedge ™)
	2010	49	8.17	398	18.67%	1.60%	22.26%
	2009	12	6.68	77	17.46%	1.60%	39.38%
	2008	1	4.79	6	6.68%	1.60%	(52.08)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)
	2010	29	8.23	235	16.79%	1.00%	23.01%
	2009	29	6.69	194	12.69%	1.00%	40.20%
	2008	22	4.77	106	7.31%	1.00%	(52.26)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)
	2010	34	8.26	279	17.10%	1.15%	22.82%
	2009	33	6.73	220	13.08%	1.15%	39.99%
	2008	23	4.81	111	9.14%	1.15%	(51.93)%
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)
	2010	24	8.16	199	19.12%	1.35%	22.57%
	2009	13	6.65	86	17.38%	1.35%	39.71%
	2008	2	4.76	9	6.98%	1.35%	(52.37)%
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)
	2010	47	8.11	384	17.23%	1.55%	22.33%
	2009	42	6.63	281	14.08%	1.55%	39.42%
	2008	15	4.76	72	11.25%	1.55%	(52.44)%
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)
	2010	116	8.13	944	12.98%	1.45%	22.45%
	2009	180	6.64	1,196	33.95%	1.45%	39.56%
	2008	14	4.76	68	4.46%	1.45%	(52.41)%
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)
	2010	21	8.09	170	17.03%	1.67%	22.18%
	2009	20	6.62	131	17.74%	1.67%	39.25%
	2008	3	4.75	15	6.69%	1.67%	(52.48)%
Pimco VIT Low Duration (Advantedge ™) (February 4, 2010)
	2010	5	11.13	59	2.11%	1.60%	3.50%
Pimco VIT Low Duration (AnnuiChoice ™)
	2010	27	11.35	311	1.82%	1.00%	4.13%
	2009	25	10.90	276	7.51%	1.00%	12.08%
	2008	3	9.72	28	6.66%	1.00%	(2.78)%
Pimco VIT Low Duration (AnnuiChoice II ™)
	2010	74	11.27	838	1.83%	1.15%	3.98%
	2009	55	10.84	597	10.55%	1.15%	11.91%
	2008	1	9.68	14	6.77%	1.15%	(3.16)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Low Duration (GrandMaster ™)
	2010	29	$11.24	$330	1.69%	1.35%	3.77%
	2009	24	10.83	265	7.82%	1.35%	11.68%
Pimco VIT Low Duration (GrandMaster flex3 ™)
	2010	26	11.18	295	1.46%	1.55%	3.56%
	2009	15	10.80	164	7.50%	1.55%	11.46%
	2008	7	9.69	71	5.69%	1.55%	(3.14)%
Pimco VIT Low Duration (IQ Annuity ™)
	2010	72	11.21	808	1.84%	1.45%	3.66%
	2009	31	10.81	337	6.73%	1.45%	11.57%
	2008	17	9.69	169	4.58%	1.45%	(3.08)%
Pimco VIT Low Duration (Pinnacle Plus ™)
	2010	12	11.14	136	1.64%	1.67%	3.43%
	2009	6	10.77	66	6.22%	1.67%	11.32%
	2008	4	9.68	42	7.74%	1.67%	(3.22)%
Pimco VIT Real Return (Advantedge ™)
	2010	8	11.01	87	2.70%	1.60%	6.27%
	2009	2	10.36	16	6.56%	1.60%	16.38%
	2008	2	8.90	14	3.58%	1.60%	(11.00)%
Pimco VIT Real Return (AnnuiChoice ™)
	2010	42	11.19	467	2.04%	1.00%	6.92%
	2009	50	10.47	525	8.65%	1.00%	17.06%
	2008	13	8.94	116	3.52%	1.00%	(10.56)%
Pimco VIT Real Return (AnnuiChoice II ™)
	2010	20	11.14	225	2.08%	1.15%	6.76%
	2009	25	10.44	257	8.96%	1.15%	16.88%
	2008	10	8.93	92	3.55%	1.15%	(10.72)%
Pimco VIT Real Return (IQ Annuity ™)
	2010	20	11.06	222	2.09%	1.45%	6.43%
	2009	23	10.39	240	5.03%	1.45%	16.53%
	2008	71	8.92	632	3.45%	1.45%	(10.83)%
Pimco VIT Real Return (Grandmaster ™)
	2010	16	11.09	179	2.04%	1.35%	6.54%
	2009	25	10.41	257	7.07%	1.35%	16.65%
	2008	17	8.92	153	3.70%	1.35%	(10.77)%
Pimco VIT Real Return (GrandMaster flex3 ™)
	2010	25	11.03	272	2.36%	1.55%	6.33%
	2009	10	10.37	108	6.68%	1.55%	16.41%
	2008	19	8.91	168	3.58%	1.55%	(10.89)%
Pimco VIT Real Return (Pinnacle Plus ™)
	2010	14	10.99	156	2.97%	1.67%	6.20%
	2009	9	10.35	90	6.13%	1.67%	16.27%
	2008	11	8.90	96	3.63%	1.67%	(10.97)%
Pimco VIT Total Return (Advantedge ™)
	2010	257	12.08	3,105	7.11%	1.60%	6.27%
	2009	52	11.37	588	7.18%	1.60%	12.13%
	2008	15	10.14	155	5.79%	1.60%	1.39%
Pimco VIT Total Return (AnnuiChoice ™)
	2010	116	12.10	1,408	4.72%	1.00%	6.92%
	2009	126	11.32	1,421	6.70%	1.00%	12.79%
	2008	108	10.04	1,080	8.64%	1.00%	0.36%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Total Return (AnnuiChoice II ™)
	2010	116	$12.23	$1,421	5.28%	1.15%	6.76%
	2009	104	11.45	1,192	7.18%	1.15%	12.62%
	2008	17	10.17	173	7.37%	1.15%	1.70%
Pimco VIT Total Return (IQ Annuity ™)
	2010	128	11.96	1,534	4.67%	1.45%	6.44%
	2009	113	11.23	1,270	6.85%	1.45%	12.27%
	2008	84	10.01	837	6.48%	1.45%	0.05%
Pimco VIT Total Return (Grandmaster ™)
	2010	174	11.99	2,084	5.04%	1.35%	6.54%
	2009	180	11.25	2,031	6.63%	1.35%	12.39%
	2008	26	10.01	261	5.30%	1.35%	0.12%
Pimco VIT Total Return (GrandMaster flex3 ™)
	2010	82	11.92	981	3.40%	1.55%	6.33%
	2009	235	11.21	2,638	6.86%	1.55%	12.16%
	2008	71	10.00	710	8.13%	1.55%	(0.02)%
Pimco VIT Total Return (Pinnacle Plus ™)
	2010	47	11.89	557	5.20%	1.67%	6.20%
	2009	42	11.19	466	6.60%	1.67%	12.02%
	2008	47	9.99	469	9.36%	1.67%	(0.10)%
Investor Class:
Rydex SGI VT Multi-Hedge Strategies (Advantedge ™)
	2010	3	8.35	28	0.00%	1.60%	4.48%
	2009	1	7.99	12	1.21%	1.60%	(4.81)%
	2008	1	8.39	10	0.70%	1.60%	(16.09)%
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice ™)
	2010	6	8.36	52	0.00%	1.00%	5.12%
	2009	7	7.96	56	1.01%	1.00%	(4.25)%
	2008	8	8.31	69	1.16%	1.00%	(16.90)%
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II ™)
	2010	9	8.45	78	0.00%	1.15%	4.96%
	2009	8	8.05	66	1.28%	1.15%	(4.40)%
	2008	4	8.42	36	1.83%	1.15%	(15.82)%
Rydex SGI VT Multi-Hedge Strategies (Grandmaster ™)
	2010	3	8.29	23	0.00%	1.35%	4.75%
	2009	3	7.91	24	0.59%	1.35%	(4.59)%
	2008	*—	8.29	1	2.41%	1.35%	(17.09)%
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3 ™)
	2010	2	8.24	17	0.00%	1.55%	4.54%
	2009	1	7.88	11	1.86%	1.55%	(4.78)%
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity ™)
	2010	3	8.26	25	0.00%	1.45%	4.64%
	2009	8	7.90	60	1.26%	1.45%	(4.69)%
	2008	6	8.28	52	0.13%	1.45%	(17.15)%
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus ™)
	2010	3	8.21	22	0.00%	1.67%	4.41%
	2009	1	7.87	9	1.89%	1.67%	(4.90)%
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)
	2010	1	9.62	10	0.24%	1.55%	(2.15)%
	2009	1	9.83	11	0.00%	1.55%	(0.71)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Rydex SGI VT Alternative Strategies Allocation (AdvantEdge ™)
	2010	14	$9.61	$134	0.22%	1.60%	(2.20)%
	2009	13	9.82	130	0.00%	1.60%	(0.74)%
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice ™) (Jan 27, 2010)
	2010	1	9.73	6	0.25%	1.00%	(1.60)%
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II ™)
	2010	10	9.70	102	0.25%	1.15%	(1.75)%
	2009	9	9.87	92	0.00%	1.15%	(0.31)%
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)
	2010	2	9.66	20	0.24%	1.35%	(1.95)%
	2009	2	9.85	21	0.00%	1.35%	(0.51)%
Rydex SGI VT Alternative Strategies Allocation (IQ Annuity ™)
	2010	1	9.64	5	0.37%	1.45%	(2.05)%
	2009	*—	9.84	1	0.00%	1.45%	(0.61)%
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus ™) (Nov 4, 2010)
	2010	*—	9.59	*—	1.72%	1.67%	(2.27)%
Rydex SGI VT U.S. Long Short Momentum (Advantedge ™)
	2010	3	9.11	25	0.00%	1.60%	9.43%
	2009	3	8.32	24	0.19%	1.60%	25.29%
	2008	*—	6.64	2	0.55%	1.60%	(33.57)%
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice ™)
	2010	4	8.99	36	0.00%	1.00%	10.10%
	2009	5	8.17	38	0.09%	1.00%	26.02%
	2008	13	6.48	83	0.45%	1.00%	(35.17)%
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice II ™)
	2010	3	9.22	31	0.00%	1.15%	9.93%
	2009	3	8.38	22	0.14%	1.15%	25.83%
	2008	*—	6.66	2	0.81%	1.15%	(33.37)%
Rydex SGI VT U.S. Long Short Momentum (IQ Annuity ™)
	2010	4	8.89	37	0.00%	1.45%	9.60%
	2009	7	8.11	59	0.10%	1.45%	25.45%
	2008	6	6.46	41	0.48%	1.45%	(35.37)%
Rydes VT U.S. Long Short Momentum (Grandmaster ™)
	2010	*—	8.91	3	0.00%	1.35%	9.71%
	2009	*—	8.12	4	0.11%	1.35%	25.58%
Rydex SGI VT U.S. Long Short Momentum (GrandMaster flex3 ™)
	2010	1	8.86	12	0.00%	1.55%	9.49%
	2009	1	8.09	11	0.08%	1.55%	25.32%
	2008	2	6.46	11	0.31%	1.55%	(35.41)%
Rydex SGI VT U.S. Long Short Momentum (Pinnacle Plus ™)
	2010	2	8.83	13	0.00%	1.67%	9.35%
	2009	2	8.08	12	0.07%	1.67%	25.17%
	2008	2	6.45	10	0.36%	1.67%	(35.47)%
Rydex SGI VT Managed Futures Strategies (AdvantEdge ™)
	2010	21	8.53	175	0.00%	1.60%	(5.08)%
	2009	6	8.98	58	0.00%	1.60%	(5.53)%
Rydex SGI VT Managed Futures Strategies (AnnuiChoice ™)
	2010	1	8.63	10	0.00%	1.00%	(4.50)%
	2009	— *	9.04	— *	0.00%	1.00%	(4.97)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II ™)
	2010	7	$8.61	$60	0.00%	1.15%	(4.64)%
	2009	6	9.02	52	0.00%	1.15%	(5.12)%
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3 ™)
	2010	*—	8.57	4	0.00%	1.35%	(4.84)%
	2009	2	9.00	14	0.00%	1.35%	(5.31)%
Rydex SGI VT Managed Futures Strategy (IQ Annuity ™)
	2010	6	8.55	55	0.00%	1.45%	(4.93)%
	2009	7	8.99	66	0.00%	1.45%	(5.41)%
	2008	3	9.51	25	0.00%	1.45%	(4.92)%
Rydex SGI VT Managed Futures Strategy (Pinnacle Plus ™)
	2010	*—	8.51	1	0.00%	1.67%	(5.15)%
	2009	1	8.97	12	0.00%	1.67%	(5.62)%
	2008	2	9.51	22	0.00%	1.67%	(4.95)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

Integrity Life Insurance Company

Years Ended December 31, 2010, 2009 and 2008

With Report of Independent Registered Public

Accounting Firm

Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2010, 2009 and 2008

Report of Independent Registered Public Accounting Firm

The Board of Directors

Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Integrity Life Insurance Company (the Company) as of December 31, 2010 and 2009, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2010. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Integrity Life Insurance Company at December 31, 2010 and 2009, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2010.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, in connection with implementing new statutory accounting practices in 2010, the Company changed its method of reporting securities lending transactions. In 2010, the Company also changed the valuation rate used to calculate reserves for certain structured settlement products. In 2009, the Company changed its methods of accounting for other-than-temporary impairments of investments in loan-backed and structured securities, for deferred income tax assets, and for the statutory reserve valuation for variable annuity reserves related to product guarantees. Further, in 2008, the Company changed its methods of accounting for deferred tax assets and for the separate account assets and liabilities related to its market value adjusted annuity products and changed the valuation bases of its statutory reserves for certain annuity products.

Cincinnati, Ohio	/s/ Ernst & Young LLP
April 25, 2011

1

Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2010	2009
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$2,382,140	$2,123,976
Preferred and common stocks	160,635	129,682
Investment in common stock of subsidiary	251,985	225,590
Mortgage loans	60,528	61,409
Policy loans	120,340	116,674
Cash, cash equivalents and short-term investments	173,018	126,648
Receivable for securities	2,810	7,185
Securities lending reinvested collateral assets	26,241	—
Other invested assets	55,030	54,073
Total cash and invested assets	3,232,727	2,845,237

Investment income due and accrued	30,188	27,898
Net deferred income tax asset	25,014	28,754
Receivables from parent, subsidiaries and affiliates	—	410
Amounts receivable on reinsurance contracts	34,075	23,762
Other admitted assets	4,134	1,838
Separate account assets	2,583,572	2,486,133
Total admitted assets	$5,909,710	$5,414,032

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,173,599	$1,980,804
Liability for deposit-type contracts	311,200	295,138
Policy and contract claims	128	169
Deposits on policies to be issued	7,052	6,459
Total policy and contract liabilities	2,491,979	2,282,570

General expense due and accrued	542	756
Current federal income taxes payable to parent	14,510	4,971
Transfer to separate accounts due and accrued, net	59,522	26,875
Asset valuation reserve	44,700	12,557
Interest maintenance reserve	6,317	517
Amounts payable on reinsurance contracts	—	35,879
Other liabilities	9,772	15,008
Payable for securities lending	169,586	47,238
Separate account liabilities	2,583,572	2,486,133
Total liabilities	5,380,500	4,912,504

Capital and surplus:
Common stock, $2 par value, authorized 1,500 shares, issued and outstanding 1,500 shares	3,000	3,000
Paid-in surplus	613,164	613,164
Accumulated deficit	(86,954)	(114,636)
Total capital and surplus	529,210	501,528
Total liabilities and capital and surplus	$5,909,710	$5,414,032

See accompanying notes.

2

Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2010	2009	2008
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$389,414	$554,046	$691,139
Net investment income	143,321	135,468	123,912
Considerations for supplementary contracts with life contingencies	5,738	1,976	1,512
Amortization of the interest maintenance reserve	514	(1,877)	(2,428)
Reserve adjustments on reinsurance ceded	(54,961)	(109,597)	(87,659)
Fees from management of separate account	8,128	7,402	10,198
Other revenues	5,186	4,677	5,083
Total premiums and other revenues	497,340	592,095	741,757

Benefits paid or provided:
Death benefits	6,946	7,544	7,923
Annuity benefits	75,871	68,996	68,780
Surrender benefits	255,305	285,532	280,131
Payments on supplementary contracts with life contingencies	2,247	2,105	2,086
Other benefits	14,397	18,010	8,667
Increase (decrease) in policy reserves and other policyholders’ funds	155,405	253,795	269,091
Total benefits paid or provided	510,171	635,982	636,678

Insurance expenses and other deductions:
Commissions	22,160	29,014	35,580
Commissions and expenses on reinsurance assumed	141	134	126
General expenses	21,198	19,929	22,009
Net transfers to (from) separate account	(117,945)	(88,885)	68,834
Other deductions	589	917	2,869
Total insurance expenses and other deductions	(73,857)	(38,891)	129,418

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	61,026	(4,996)	(24,339)
Federal income tax expense (benefit), excluding tax on capital gains	15,038	(1,698)	(12,681)
Gain (loss) from operations before net realized capital gains (losses)	45,988	(3,298)	(11,658)
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(3,350)	(9,099)	(15,752)

Net income (loss)	$42,638	$(12,397)	$(27,410)

See accompanying notes.

3

Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2010, 2009 and 2008

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(in thousands)

Balance, January 1, 2008	$3,000	$405,795	$(53,454)	$355,341

Net income (loss)	—	—	(27,410)	(27,410)
Change in net deferred income tax	—	—	(7,369)	(7,369)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($16,155))	—	—	(81,802)	(81,802)
Net change in nonadmitted assets and related items	—	—	(12,497)	(12,497)
Change in asset valuation reserve	—	—	42,664	42,664
Change in deferred tax asset from permitted accounting practice	—	—	10,254	10,254
Change in reserve on account of change in valuation basis	—	—	8,391	8,391
Change in surplus in separate accounts	—	—	(14,322)	(14,322)
Capital contribution	—	102,172	—	102,172
Balance, December 31, 2008	3,000	507,967	(135,545)	375,422

Net income (loss)	—	—	(12,397)	(12,397)
Change in net deferred income tax	—	—	(690)	(690)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($4,152))	—	—	21,646	21,646
Net change in nonadmitted assets and related items	—	—	11,627	11,627
Change in asset valuation reserve	—	—	(4,880)	(4,880)
Change in deferred tax asset from permitted accounting practice	—	—	(10,254)	(10,254)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	7,314	7,314
Changes in reserves on account of changes in valuation basis	—	—	(866)	(866)
Cumulative effects of changes in accounting principle	—	—	8,522	8,522
Change in surplus in separate accounts	—	—	887	887
Capital contribution	—	105,197	—	105,197
Balance, December 31, 2009	3,000	613,164	(114,636)	501,528

Net income (loss)	—	—	42,638	42,638
Change in net deferred income tax	—	—	4,902	4,902
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $10,709)	—	—	46,284	46,284
Net change in nonadmitted assets and related items	—	—	1,840	1,840
Change in asset valuation reserve	—	—	(32,143)	(32,143)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	215	215
Changes in reserves on account of changes in valuation basis	—	—	(37,702)	(37,702)
Change in surplus in separate accounts	—	—	1,648	1,648
Balance, December 31, 2010	$3,000	$613,164	$(86,954)	$529,210

See accompanying notes.

4

Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2010	2009	2008
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$397,653	$523,177	$766,403
Net investment income received	138,242	126,905	115,871
Benefits paid	(446,624)	(453,504)	(694,304)
Net transfers from (to) separate accounts	150,592	58,510	(10,252)
Commissions and expense paid	(43,748)	(49,569)	(60,787)
Federal income taxes recovered (paid)	(9,849)	23,862	16,520
Other, net	1,165	12,079	15,281
Net cash from (for) operations	187,431	241,460	148,732

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	351,292	420,632	1,046,815
Preferred and common stocks	82,226	36,478	68,225
Mortgage loans	9,950	1,974	781
Other invested assets	8,448	59,794	4,331
Miscellaneous proceeds	286	—	2,475
Net proceeds from investments sold, matured or repaid	452,202	518,878	1,122,627

Cost of investments acquired:
Debt securities	(603,504)	(726,639)	(1,353,809)
Preferred and common stocks	(80,176)	(28,216)	(108,953)
Mortgage loans	(9,417)	(982)	(919)
Other invested assets	(34,786)	(6,927)	(12,176)
Miscellaneous applications	—	(819)	—
Total cost of investments acquired	(727,883)	(763,583)	(1,475,857)

Net change in policy and other loans	(3,666)	340	(1,279)
Net cash from (for) investments	(279,347)	(244,365)	(354,509)

Cash from Financing and Miscellaneous Sources:
Capital contributions - cash	—	8,000	40,000
Borrowed money	—	(37,122)	(10,726)
Net deposits on deposit-type contract funds and other insurance liabilities	16,063	36,847	215,982
Other cash provided (applied)	122,223	9,286	(3,473)
Net cash from (for) financing and miscellaneous sources	138,286	17,011	241,783

Net change in cash, cash equivalents and short-term investments	46,370	14,106	36,006
Cash, cash equivalents and short-term investments:
Beginning of year	126,648	112,542	76,536
End of year	$173,018	$126,648	$112,542

Cash flow information for non-cash transactions:
Capital contribution from parent in the form of common stock	$—	$105,197	$18,528
Capital contribution from parent in the form of debt securities and accrued interest	—	—	35,644

See accompanying notes.

5

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2010

1.  Nature of Operations and Significant Accounting Policies

Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern).  The Company, domiciled in the State of Ohio and currently licensed in 46 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products.  For the year ended December 31, 2010, approximately 32.7% of the gross premiums and annuity considerations for the Company were derived from Pennsylvania, Florida, New Jersey, and California.

The Company’s wholly-owned insurance subsidiary, National Integrity Life Insurance Company (National Integrity), is currently licensed in 8 states and the District of Columbia and distributes similar products, principally in the state of New York.  Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a non-life insurance subsidiary of Western and Southern and is the investment manager for the Company.

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department).  The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio. The Department has the right to permit other specific practices that deviate from NAIC SAP.  Effective for the year ended December 31, 2008, the Company has received written approval from the Department to deviate from NAIC SAP by using a three year realization threshold and a fifteen percent of statutory capital and surplus threshold in applying SSAP 10, Income Taxes (SSAP 10), deferred tax asset admittance test, as described in Department Bulletin 2009-04. At December 31, 2008, the statutory surplus of the Company using the permitted practice was $10.3 million greater than it would have been if NAIC SAP had been followed with respect to determining admitted deferred tax assets.  At December 31, 2009, the permitted practice for the deferred tax admittance test was no longer in effect.  Therefore, the Company reversed the $10.3 million increase to surplus as a result of the permitted practice.  At December 31, 2010, there are no differences in the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Ohio.  Accounting practices prescribed or permitted by the Department differ in some respects from U.S. generally accepted accounting principles (GAAP).  The more significant differences follow.

6

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss.  Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost.  For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost.  If high credit quality securities are adjusted, the retrospective method is used.

7

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value.  Factors management considers for each identified security include the following:

•                  the extent and length of time the fair value has been below the book/adjusted carry value;

•                  the reasons for the decline in value;

•                  specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•                  for structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and our position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  for all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value;

•                  for all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made.  Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss.  If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method.  The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

8

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Subsidiary

The accounts and operations of the Company’s subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets), and other assets not specifically identified as an admitted asset within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves.  Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

9

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.  Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets (realization within one year and 10% prior to 2009), electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

10

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	2010	2009
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$529,210	$501,528
Adjustments to customer deposits	(126,163)	(137,946)
Adjustments to invested asset carrying values	434,256	100,558
Asset valuation and interest maintenance reserves	51,018	13,074
Value of insurance in force	2,658	6,573
Deferred policy acquisition costs	74,468	117,177
Deferred sales inducements	3,223	9,984
Adjustments to investment in subsidiary excluding net unrealized gains (losses)	(55,420)	49,980
Federal income taxes	(2,572)	20,436
Western and Southern reinsurance	(150,986)	(114,361)
Other, net	475	9
Stockholder’s equity, GAAP basis	$760,167	$567,012

	2010	2009	2008
	(in thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$42,638	$(12,397)	$(27,410)
Deferred policy acquisition costs, net of amortization	5,995	19,884	15,387
Deferred sales inducements, net of amortization	18	1,120	599
Adjustments to customer deposits	(16,170)	(20,016)	1,126
Adjustments to invested asset carrying values at acquisition date	1,168	(10,967)	(2,735)
Amortization of value of insurance in force	(4,643)	(4,412)	(8,676)
Amortization of interest maintenance reserve	(514)	1,877	2,880
Adjustments for realized investment gains/losses	1,076	(61,384)	(19,666)
Adjustments for federal income tax expense	24,845	23,877	10,103
Investment in subsidiary	21,883	9,273	(34,980)
Income from MODCO reinsurance treaty	(36,625)	11,695	(19,887)
Net income (loss), GAAP basis	$39,671	$(41,450)	$(83,259)

Other significant statutory accounting practices follow.

11

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment.  The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiary is reported at its underlying statutory equity.  The net change in the subsidiary’s equity is included in capital and surplus.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses.  Distributions from earnings of the investees are reported as net investment income when received.  Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity

12

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

and increased complexity in valuing the underlying investments.  As a result, these investments are actively managed by Company management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method.

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

13

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  The change in reserves for modified coinsurance contracts is recorded on the reserve adjustments on reinsurance ceded line in the statements of operations.

Securities Lending

At December 31, 2010, the Company has loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value is $165.3 million and $114.2 million in the general and separate account, respectively.  At December 31, 2009, the Company had loaned various US Treasury securities and corporate bonds as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value was $62.9 million and $71.8 million in the general and separate account, respectively.  The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities.  The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%.  If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company non-admits that portion of the loaned security.  At December 31, 2010 and 2009, the Company did not non-admit any portion of the loaned securities.  The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral.  Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by the Bank of New York Mellon, an unaffiliated agent.  Collateral managed by an affiliated agent is invested primarily in investment-grade debt securities and cash

14

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company.  Collateral managed by an unaffiliated agent is invested in cash equivalents and is included in securities lending reinvested collateral assets on the balance sheet at December 31, 2010.  At December 31, 2009, the collateral managed by an unaffiliated agent was not reported on the balance sheet because it was not available for the general use of the Company. (See the Accounting Changes section in Note 1 for further discussion).

At December 31, 2010, the fair value of the collateral that could be requested to be returned on demand by the borrower is $282.9 million.  The fair value of the collateral contractually obligated under 30-day terms is $3.9 million.  At December 31, 2010, the fair value of the total collateral is $286.8 million, $260.3 million of which is managed by an affiliated agent and $26.5 million of which is managed by an unaffiliated agent.  At December 31, 2009, the fair value of the total collateral was $136.7 million, $100.5 million of which was managed by an affiliated agent and $36.2 million of which was managed by an unaffiliated agent.

The aggregate collateral broken out by maturity date is as follows:

	Amortized Cost	Fair Value
	(in thousands)
Open	$—	$—
30 Days or less	174,975	175,262
31 to 60 Days	4,013	4,012
61 to 90 Days	—	—
91 to 120 Days	521	521
121 to 180 Days	5,500	5,500
181 to 365 Days	2,035	2,035
1 to 2 Years	—	—
2 to 3 Years	—	—
Greater Than 3 Years	99,508	99,508
Total Collateral	$286,552	$286,838

At December 31, 2010, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $286.7 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

There is no difference in the policy and procedures for the separate account.  In addition, collateral for separate account securities loaned is held in the general account with a corresponding payable and receivable between the general and separate accounts.  The corresponding payable and receivable is included in the transfer to separate accounts due and accrued, net line on the balance sheets and was $117.1 million and $53.6 million at December 31, 2010 and 2009, respectively.

15

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for nonguaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. All separate account assets are considered legally insulated from the general account. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Effective January 1, 2008, the Company changed the method of accounting for assets and liabilities in its separate account related to market value adjusted annuity products from market value accounting to book value accounting. The Company recorded a decrease to surplus of $14.3 million as a result of changing the method of accounting on the assets through the change in surplus in separate accounts line on the statement of changes in capital and surplus and a decrease to surplus of $4.8 million as a result of changing the method of accounting on the liabilities through change in reserve on account of change in valuation bases on the statement of changes in capital and surplus.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement.  Western and Southern pays all federal income taxes due for all members of the consolidated group.  The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

16

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

In 2010, the Company changed the valuation rate used to calculate reserves for certain structured settlement contracts.  SSAP 51, Life Contracts, requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the Summary of Operations.  The Company has recorded a decrease of $37.7 million to surplus as a result of the change in valuation basis through the Change in Reserves on Account of Changes in Valuation Basis line on the Statement of Changes in Capital and Surplus.

Effective December 31, 2010, the Company adopted Statement of Statutory Accounting Principles No. 91-Revised, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SSAP 91R).  In accordance with SSAP 91R, the Company changed the method of reporting securities lending transactions.  SSAP 91R requires collateral received which may be sold or repledged to be reflected on the balance sheet, along with the obligation to return the collateral.  Collateral received which may not be sold or repledged is not recorded on the balance sheet.    For securities lending transactions reported on the balance sheet, the collateral received and the reinvestment of that collateral by an affiliated agent is reflected with the invested assets on the balance sheet based on the type of investment and an offsetting liability is recognized for the obligation to return the collateral.  The collateral received and the reinvestment of that collateral by an unaffiliated agent must be reflected as a one-line entry on the balance sheet and an offsetting liability is recognized for the obligation to return the collateral.  Prior to the adoption of SSAP 91R, the Company did not reflect collateral reinvested by an unaffiliated agent on the balance sheet.  At December 31, 2010, SSAP 91R resulted in an increase in securities lending reinvested collateral assets of $26.2 million and an increase in the obligation to return the collateral of $26.2 million, of which $15.5 million is related to the general account liability shown on the securities lending liability line and $10.7 million is related to the separate account liability shown on the transfers to separate accounts due or accrued line.

Effective December 31, 2010, the Company adopted Statement of Statutory Accounting Principles No. 100, Fair Value Measurements (SSAP 100).  SSAP 100 establishes a framework for measuring fair value under current statutory accounting pronouncements that require or permit fair value measurement.  SSAP 100 retains the price notion in the definition of fair value, but clarifies that the exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset or liability.  SSAP 100 also clarifies that fair value measurement should be based on market, not entity specific, assumptions that include an adjustment for risk if the market would use such an adjustment in pricing.  SSAP 100 also establishes a three-level fair value measurement hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The highest priority is given to quoted market prices and the lowest priority to unobservable inputs where there is little or no market activity for the asset or liability.  The adoption of SSAP 100 did not have a material impact on the Company’s financial statements.  See Note 3 for further information.

17

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Effective July 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 43-Revised, Loan-backed and Structured Securities (SSAP 43R).  In accordance with SSAP 43R, the Company changed the method of evaluating and reporting loan-backed and structured securities for which an other-than-temporary impairment may exist.  SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company intends to sell or does not have the intent and ability to hold until recovery to be written down to fair value as a realized loss.  SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company has the intent and ability to hold until recovery to be written down to the extent the present value of expected future cash flows is lower than the amortized cost.  SSAP 43R also requires a one time cumulative effect adjustment to change the amortized cost of loan-backed and structured securities to the present value of expected future cash flows at July 1, 2009, for securities still held where an other-than-temporary impairment was previously recognized under SSAP 43, Loan-backed and Structured Securities, or for securities where discounting to present value caused the expected future cash flows to be less than amortized cost at July 1, 2009.  As a result, the Company recorded a cumulative effect adjustment in the amounts of $5.6 million and $2.9 million through cumulative effect of changes in accounting principle on the statements of changes in capital and surplus, which represents the increase to unassigned surplus from the adoption of SSAP 43R for the general account and separate account, respectively.  The cumulative effect adjustment is net of federal income taxes of $3.0 million for the general account and $1.6 million for the separate account.  SSAP 43R resulted in an increase in bonds of $8.5 million, an increase in separate account assets of  $4.6 million and a decrease in deferred tax assets of $4.6 million.

Effective December 31, 2009, the Company adopted Statement of Statutory Accounting Principles 10R, Income Taxes — Revised, A Temporary Replacement of SSAP No. 10 (SSAP 10R).  SSAP 10R amends the deferred tax asset admittance test set forth in SSAP 10, Income Taxes, by using a three year realization threshold and a fifteen percent of statutory capital and surplus threshold in applying the standard.  The adoption of SSAP 10R resulted in an increase to statutory surplus of $7.3 million at December 31, 2009.  SSAP 10R is effective for 2009, 2010 and 2011 financial statements only.  SSAP 10 will be reinstated as authoritative guidance over the reporting of income taxes if subsequent guidance regarding the admissibility of deferred tax assets is not adopted before the end of the effective period.

In 2009, the Company changed the statutory reserve valuation for variable annuity reserves related to product guarantees in accordance with Actuarial Guideline 43 VACARVM.  SSAP No. 51 — Life Contracts (SSAP 51) requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  The Company has recorded a decrease of $0.9 million directly to surplus as a result of the change in valuation basis through the change in reserve on account of valuation basis on the statements of changes in capital and surplus.

18

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

For the year beginning January 1, 2009, the Company adopted Statement of Statutory Accounting Principles 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP 99).   SSAP 99 supersedes guidance in SSAP 26, Bonds, excluding Loan-backed and Structured Securities, SSAP 32, Investments in Preferred Stock, SSAP 43, Loan-backed and Structured Securities, and amends SSAP 34, Investment Income Due and Accrued, by establishing guidance for the treatment of discounts related to particular securities following the recognition of an other-than-temporary impairment.  SSAP 99 establishes that the fair value of the security at the measurement date becomes the new cost basis of the security and that subsequent recoveries in fair value are to be amortized over the remaining life of the security in the prospective manner based on future estimated cash flows for debt securities and redeemable preferred stocks and based on the projected remaining period of principal repayment for loan-backed and structured securities.  This treatment is a change from previous guidance that did not permit recognition of recoveries in fair value until a security was sold or matured.  The adoption of SSAP 99 is prospective.

In 2008, the Company changed the statutory valuation rate for single premium immediate annuity contracts.  SSAP 51 requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  The Company has recorded an increase of $13.1 million directly to surplus as a result of the change in valuation bases through the changes in reserves on account of changes in valuation bases line on the statements of changes in capital and surplus.

Reclassifications

Certain prior year amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2010 financial statement presentation.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements on April 25, 2011.

19

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2010:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$23,821	$313	$(1)	$24,133
Debt securities issued by states of the U.S. and political subdivisions of the states	101,412	1,239	(1,120)	101,531
Corporate securities	1,632,318	127,832	(10,307)	1,749,843
Commercial mortgage-backed securities	197,424	10,992	(334)	208,082
Residential mortgage-backed securities	331,313	19,676	(31,211)	319,778
Asset-backed securities	95,852	1,508	(7,788)	89,572
Total	$2,382,140	$161,560	$(50,761)	$2,492,939

At December 31, 2009:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$25,387	$218	$(82)	$25,523
Debt securities issued by states of the U.S. and political subdivisions of the states	56,555	486	(724)	56,317
Corporate securities	1,446,335	80,828	(28,715)	1,498,448
Commercial mortgage-backed securities	172,603	4,570	(1,405)	175,768
Residential mortgage-backed securities	343,198	11,438	(56,891)	297,745
Asset-backed securities	79,898	—	(8,899)	70,999
Total	$2,123,976	$97,540	$(96,716)	$2,124,800

20

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

At December 31, 2010 and 2009, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $249.1 million and $205.4 million, respectively, with an aggregate fair value of $250.7 million and $183.1 million, respectively.  Such holdings amount to 10.5% and 9.7%, respectively, of the Company’s investments in debt securities and 4.2% and 3.8%, respectively, of the Company’s total admitted assets as December 31, 2010 and 2009.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

Unrealized gains and losses on investment in common stocks and unaffiliated common stock of subsidiary are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2010:
Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$116,393	$47,846	$(3,604)	$160,635
Common stocks, subsidiary	228,982	23,003	—	251,985
	$345,375	$70,849	$(3,604)	$412,620

At December 31, 2009:
Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$115,822	$19,117	$(5,257)	$129,682
Common stocks, subsidiary	228,982	—	(3,392)	225,590
	$344,804	$19,117	$(8,649)	$355,272

21

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2010:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(1)	$3,414	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(1,120)	33,961	—	—
Corporate securities	(6,314)	190,916	(3,993)	56,360
Commercial mortgage-backed securities	(334)	27,264	—	—
Residential mortgage-backed securities	(474)	32,974	(30,737)	137,295
Asset-backed securities	—	—	(7,788)	65,360
Total	$(8,243)	$288,529	$(42,518)	$259,015

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$(2,766)	$18,068	$(838)	$2,602

22

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2009:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(82)	$19,986	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(724)	28,201	—	—
Corporate securities	(2,897)	162,814	(25,818)	224,714
Commercial mortgage-backed securities	(89)	8,426	(1,316)	24,011
Residential mortgage-backed securities	(4,177)	44,263	(52,714)	124,388
Asset-backed securities	—	—	(8,899)	70,999
Total	$(7,969)	$263,690	$(88,747)	$444,112

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$(4,727)	$40,422	$(530)	$4,725

Investments that are impaired at December 31, 2010 and 2009, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities and residential mortgage-backed securities.  The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fair value fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities.  For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities.  The aggregated unrealized loss is approximately 8.7% and 11.9% of the carrying value of these securities at December 31, 2010 and 2009, respectively. At December 31, 2010, there were a total of 276 securities held that are considered temporarily impaired, 116 of which have been impaired for 12 months or longer.  At December 31, 2009, there were a total of 372 securities held that are considered temporarily impaired, 188 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $3.8 million, $21.6 million, and $31.3 million for the years ended December 31, 2010, 2009 and 2008, respectively.

23

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

The following is a list of each loan-backed security with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2010, and the six month period ended December 31, 2009, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
	(in thousands)
For the year ended December 31, 2010:

32052RAX8	$1,130	$902	$228	$902	$758	12/31/2010
74922EAF6	817	792	25	792	642	12/31/2010
75970JAD8	1,783	1,611	172	1,611	1,410	12/31/2010
75970JAJ5	2,114	1,818	296	1,818	1,113	9/30/2010
05535DAM6	903	762	141	762	670	9/30/2010
02150EAN3	880	768	112	768	683	6/30/2010
12543PAQ6	1,622	1,402	220	1,402	1,225	6/30/2010
32051GTE5	1,236	1,094	142	1,094	971	6/30/2010
52520QAG9	4,328	3,937	391	3,937	3,480	6/30/2010
61749EAF4	1,864	1,704	160	1,704	1,154	6/30/2010
75970JAJ5	2,172	2,127	45	2,127	1,256	6/30/2010
93934NAK1	1,830	1,673	157	1,673	1,312	6/30/2010
Total	$20,679	$18,590	$2,089	$18,590	$14,674

For the six month period ended December 31, 2009:

05950NBU1	$1,515	$658	$857	$658	$1,148	12/31/2009
32052RAX8	1,778	1,230	548	1,230	1,195	12/31/2009
52522HAN2	1,951	1,734	217	1,734	1,225	12/31/2009
75970JAJ5	2,258	2,181	77	2,181	1,301	12/31/2009
93934FEQ1	686	651	35	651	591	12/31/2009
05950NBU1	2,153	1,579	574	1,579	1,156	9/30/2009
12543PAQ6	1,778	1,617	161	1,617	1,203	9/30/2009
32052RAX8	2,595	1,797	798	1,797	1,234	9/30/2009
32056FAG7	302	72	230	72	63	9/30/2009

24

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
	(in thousands)
For the six month period ended December 31, 2009 (continued):

40432BBH1	553	171	382	171	152	9/30/2009
52524MAV1	862	758	104	758	318	9/30/2009
Total	$16,431	$12,448	$3,983	$12,448	$9,586

The Company had no other-than-temporary impairments on loan-backed securities for the year ended December 31, 2010, and the six month period ended December 31, 2009, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2010, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(in thousands)
Years to maturity:
One or less	$40,386	$41,051
After one through five	447,225	471,938
After five through ten	677,995	731,337
After ten	591,945	631,181
Mortgage-backed securities/Asset-backed securities	624,589	617,432
Total	$2,382,140	$2,492,939

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2010, 2009 and 2008 were $164.5 million, $304.3 million, and $186.7 million; gross gains of $6.2 million, $9.5 million, and $2.1 million, and gross losses of $0.7 million, $1.2 million, and $5.0 million were realized on those sales, respectively.

25

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Proceeds from the sales of investments in equity securities during 2010, 2009 and 2008 were $80.2 million, $32.6 million, and $48.8 million; gross gains of $12.5 million, $12.0 million, and $1.4 million and gross losses of $9.9 million, $3.9 million, and $2.6 million were realized on those sales in 2010, 2009 and 2008, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR are follows for the years ended December 31:

	2010	2009	2008
	(in thousands)
Realized capital gains (losses)	$4,813	$(278)	$(37,275)
Less amount transferred to IMR (net of related taxes (benefits) of $2,049 in 2010, $1,667 in 2009 and $(1,192) in 2008)	3,804	3,095	(2,214)
Less federal income tax expense (benefit) on realized capital gains (losses)	4,359	5,726	(19,309)
Net realized capital gains (losses)	$(3,350)	$(9,099)	$(15,752)

Net investment income consisted of the following for the years ended December 31:

	2010	2009	2008
	(in thousands)
Debt securities	$128,286	$119,807	$99,828
Equity securities	520	717	6,970
Mortgage loans	5,502	5,374	5,396
Policy loans	9,141	9,095	9,096
Cash, cash equivalents and short-term investments	520	707	869
Other invested assets	1,052	1,100	2,457
Other	691	620	1,166
Gross investment income	145,712	137,420	125,782
Investment expenses	2,391	1,952	1,870
Net investment income	$143,321	$135,468	$123,912

The Company’s investments in mortgage loans principally involve commercial real estate.  At December 31, 2010, 84.9% of such mortgages, or $51.4 million, involved properties located in California and Florida.  Such investments consist of primarily first mortgage liens on completed income-producing properties.  The aggregate mortgage outstanding to any one borrower does not exceed $21.6 million.  During 2010, one new mortgage loan was issued with a lending rate of 6.95%.  At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%.  During 2010, the Company did not reduce interest rates on any outstanding mortgages.

26

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

At December 31, 2009, the Company had an investment in a debt security which contained an underlying host instrument and underlying credit derivatives.  The debt security contained risk characteristics similar to a basket of high yield debt securities which allows diverse exposure to the high yield market while providing for better asset/liability matching and better liquidity compared to individual direct investments. The investment is included in debt securities on the balance sheet and had a book value of $19.8 million at December 31, 2009.  The investment had a fair value of $21.3 million at December 31, 2009.  At December 31, 2009, the debt security was rated B3 by Moody’s and had a stated maturity of June 2013. The maximum loss the Company could incur as of December 31, 2009, is equal to the security’s book value.  At December 31, 2010, the debt security is no longer held by the Company.

27

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value.  Other financial instruments are periodically measured at fair value, such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value.  Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels.  The Company’s policy is to recognize transfers in and transfers out of levels at the end of the reporting period.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  The Company does not have any significant assets or liabilities carried at fair value that meet the definition of Level 2.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily NAIC rated 6 residential mortgage-backed securities representing subordinated tranches in securitization trusts containing residential mortgage loans originated during the period of 2006 to 2007.  These securities are currently rated below investment grade.  To measure fair value, the Company used an internal fair value model to estimate future cash flows and then discounts the expected future cash flows using the current market rates applicable to the coupon rate, credit risk, and weighted-average-life of the investments. The internal fair value model uses both market-based data and data specific to the underlying loans of each security in determining assumptions for default probabilities, loss severities and prepayment speeds to determine the estimated future cash flows for each security.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of

28

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.  Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.  Less liquid private placement securities, auction rate securities and asset/mortgage-backed securities for which the Company does not receive public quotations or if the Company deems the quotations to reflect distressed sales are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, at interest rates currently being offered for similar loans collateralized by properties with similar investment risk.  The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Derivatives

The fair values of credit default swaps have been determined using valuation models incorporating significant unobservable inputs, including projected discounted cash flows, applicable swap curves and implied volatilities.

29

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

Securities Lending Reinvested Collateral Assets

The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.

Assets Held in Separate Accounts

Assets held in separate accounts primarily include debt securities, equity securities, mutual funds and mortgage loans. The fair values of these assets have been determined using the same methodologies as for debt securities, equity securities and mortgage loans.

Reserves

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows.  Present values reflect the Company’s margin for uncertainty of the timing of liability cash flows.  Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions.  The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

30

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

At December 31, 2009, the Company held financial instruments which were measured at fair value on a non-recurring basis, which primarily included NAIC 6 debt securities required to be reported at the lower of cost or fair value.  At December 31, 2010, SSAP 100 clarified that securities reported at the lower of cost or fair value based on NAIC designation should be classified as recurring regardless if the security was reported in the previous period at amortized cost.  Therefore, additional financial instruments have been included on the reconciliation for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2010.  The additional financial instruments may cause the January 1, 2010 beginning asset/(liability) to differ from the December 31, 2009 ending asset/(liability).  (See the Accounting Changes section in Note 1 for further discussion).

Assets and liabilities measured at fair value on a recurring basis at are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
At December 31, 2010:
Assets:
Commercial mortgage-backed securities	$30	$—	$30	$—
Residential mortgage-backed securities	5,945	—	—	5,945
Common stocks, unaffiliated	160,635	160,635	—	—
Separate account assets*	586,606	585,931	—	675
Total assets	$753,216	$746,566	$30	$6,620

Liabilities:
Derivatives	$(3)	$—	$—	$(3)

At December 31, 2009:
Assets:
Common stocks, unaffiliated	$129,682	$129,682	$—	$—
Separate accounts assets*	571,476	571,476	—	—
Total assets	$701,158	$701,158	$—	$—

Liabilities:
Derivatives	$(6)	$—	$—	$(6)
Separate accounts liabilities**	(38)	—	—	(38)
Total liabilities	$(44)	$—	$—	$(44)

*         Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost.

** Separate account liabilities consist of the fair value of derivatives held in the separate account.

31

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

There were no significant transfers between Level 1 and Level 2 of the fair value hierarchy.

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2010, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances	Transfers	Ending Asset/ (Liability) as of	Changes in Unrealized Gains (Losses) Included in Net Income Related to
	January 1, 2010	Net Income	Surplus	and Settlements	In (Out) of Level 3	December 31, 2010	Positions Still Held
	(in thousands)
Assets:
Residential mortgage-backed securities	$6,110	$(400)	$990	$(755)	$—	$5,945	$—
Separate account assets	1,834	(2,337)	1,417	(239)	—	675	—
Total liabilities	$7,944	$(2,737)	$2,407	$(994)	$—	$6,620	$—

Liabilities:
Derivatives	$(6)	$—	$3	$—	$—	$(3)	$—
Separate account liabilities	(38)	—	38	—	—	—	—
Total liabilities	$(44)	$—	$41	$—	$—	$(3)	$—

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2009, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances	Transfers	Ending Asset/ (Liability) as of	Changes in Unrealized Gains (Losses) Included in Net Income Related to
	January 1, 2009	Net Income	Surplus	and Settlements	In (Out) of Level 3	December 31, 2009	Positions Still Held
	(in thousands)
Liabilities:
Derivatives	$(50)	$—	$44	$—	$—	$(6)	$—
Separate account liabilities	(1,388)	—	1,350	—	—	(38)	—
Total liabilities	$(1,438)	$—	$1,394	$—	$—	$(44)	$—

32

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2010 and 2009.

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2010		December 31, 2009
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Assets:
Debt securities	$2,382,140	$2,492,939	$2,123,976	$2,124,800
Preferred stocks	—	—	—	—
Common stocks, unaffiliated	160,635	160,635	129,682	129,682
Mortgage loans	60,528	58,507	61,409	53,127
Cash, cash equivalents and short-term investments	173,018	173,018	126,648	126,648
Securities lending reinvested collateral assets	26,241	26,527	—	—
Separate account assets	2,583,572	2,697,198	2,486,133	2,528,573

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$1,308,278	$1,417,714	$1,256,367	$1,378,968
Securities lending liability	169,586	169,586	47,238	47,238
Separate account liabilities*	1,940,033	2,151,580	1,896,881	2,096,926

*     Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

33

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.  Related Party Transactions

Western and Southern, Fort Washington and IFS Financial Services, Inc. (IFS), perform certain administrative and special services for the Company to assist with its business operations.  These services include tax compliance and reporting, payroll functions, administrative support services, investment functions, policyholder services, accounting and auditing, underwriting, marketing and product development, functional support services and personnel functions. During 2010, the Company paid $10.2 million, $1.9 million and $8.6 million to Western and Southern, Fort Washington, and IFS, respectively.  During 2009, the Company paid $11.6 million, $1.6 million, and $7.1 million to Western and Southern, Fort Washington, and IFS, respectively.  During 2008, the Company paid $11.9 million, $1.5 million, and $8.3 million to Western and Southern, Fort Washington, and IFS, respectively.  The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

The Company received a $105.2 million capital contribution from Western and Southern during 2009.  The contribution was in the form of common stock at fair value.  The Company received $102.2 million in capital contributions from Western and Southern during 2008.  The capital contributions consisted of $20.0 million in cash, which was received on June 30, 2008, $18.6 million in common stocks at fair value, which were received on August 25, 2008, and $35.6 million in debt securities at fair value and $20.0 million in cash, which were received on December 29, 2008.  On December 30, 2008, the Company accrued an $8.0 million capital contribution from W&S to be received in the form of cash.  The cash was received on January 20, 2009.

During 2009, the Company recorded $11.7 million in capital contributions to National Integrity.  The capital contributions consisted of $6.7 million in cash, which was contributed on March 24, 2009 and $5.0 million which was accrued for on December 31, 2009.  The cash was paid on January 11, 2010. During 2008, the Company recorded $94.2 million in capital contributions to National Integrity.  The capital contributions consisted of $20.0 million in cash, which was contributed on June 30, 2008, $18.5 in common stocks at fair value, which were contributed on August 25, 2008, and $35.6 million in debt securities at fair value and $20.0 million in cash, which were contributed on December 29, 2008.  The Company paid no dividends during 2010, 2009 and 2008.

The Company has entered into a reinsurance agreement with Western and Southern.  See Note 5 for a further description.

34

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5.  Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within capital resources.

The Company has a modified coinsurance agreement with Western and Southern, whereby the Company cedes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002.  Under the terms of the agreement, the Company retains the reserves and the related assets of this business.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows for the years ended December 31:

	2010	2009	2008
	(in thousands)
Direct premiums	$391,689	$553,873	$694,878
Assumed premiums:
Affiliates	—	—	—
Non-affiliates	149	159	141
Ceded premiums:
Affiliates	(1,907)	594	(3,176)
Non-affiliates	(517)	(580)	(704)
Net premiums	$389,414	$554,046	$691,139

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2010	2009	2008
	(in thousands)
Benefits paid or provided:
Affiliates	$91,342	$95,186	$108,149
Non-affiliates	3,052	2,974	3,526
Policy and contract liabilities:
Affiliates	—	—	—
Non-affiliates	10,507	11,571	12,110

In 2010 and 2009, respectively, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

35

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5.  Reinsurance (continued)

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2010, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.  The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2010, if all reinsurance ceded agreements were cancelled.

36

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes

The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a payable to Western and Southern in the amount of $14.5 million and $5.0 million at December 31, 2010 and 2009, respectively.  The tax years of 2010, 2009 and 2008 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2010, in the event of future net losses is $23.5 million, $0.0 million, and $0.0 million from 2010, 2009, and 2008, respectively.

The components of other tax-related carryovers for the Company are as follows:

	Carryover	Expiration Dates
	(in thousands)
Alternative minimum tax (AMT) credit carryover	$2,345	Indefinitely

The change in net deferred income taxes is comprised of the following:

		Ordinary	Capital	Total
		(in thousands)
2010:
(a)	Gross deferred tax assets	$59,454	$5,648	$65,102
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a — b)	59,454	5,648	65,102
(d)	Deferred tax liabilities	3,983	24,678	28,661
(e)	Net deferred tax assets (c — d)	55,471	(19,030)	36,441
(f)	Deferred tax assets nonadmitted	11,427	—	11,427
(g)	Net admitted deferred tax assets (e — f)	$44,044	$(19,030)	$25,014

		Ordinary	Capital	Total
		(in thousands)
2009:
(a)	Gross deferred tax assets	$52,480	$8,488	$60,968
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a — b)	52,480	8,488	60,968
(d)	Deferred tax liabilities	21	18,699	18,720
(e)	Net deferred tax assets (c — d)	52,459	(10,211)	42,248
(f)	Deferred tax assets nonadmitted	13,494	—	13,494
(g)	Net admitted deferred tax assets (e — f)	$38,965	$(10,211)	$28,754

37

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

		Ordinary	Capital	Total
		(in thousands)
Change:
(a)	Gross deferred tax assets	$6,974	$(2,840)	$4,134
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a — b)	6,974	(2,840)	4,134
(d)	Deferred tax liabilities	3,962	5,979	9,941
(e)	Net deferred tax assets (c — d)	3,012	(8,819)	(5,807)
(f)	Deferred tax assets nonadmitted	(2,067)	—	(2,067)
(g)	Net admitted deferred tax assets (e — f)	$5,079	$(8,819)	$(3,740)

The Company has elected to admit DTAs pursuant to paragraph 10.e. of SSAP No. 10R, Income Taxes — A Temporary Replacement of SSAP No. 10.  The current period election does not differ from the prior period election.

The following table provides the increased amount by tax character, and the change in such, of admitted adjusted gross DTAs as the result of the application of paragraph 10.e. of SSAP No. 10R, Income Taxes — A Temporary Replacement of SSAP No. 10:

	2010	2009	Change
	(in thousands)
Increase (decrease) in deferred tax assets admitted from SSAP 10R, para. 10.e.	$7,529	$7,314	$215

		Ordinary	Capital	Total
		(in thousands)
2010:
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c:
(a)	SSAP 10R, Paragraph 10.a.	$11,837	$5,648	$17,485
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	—	—	—
(c)	SSAP 10R, Paragraph 10.b.i.	—	—	—
(d)	SSAP 10R, Paragraph 10.b.ii.			49,827
(e)	SSAP 10R, Paragraph 10.c.	28,661	—	28,661
(f)	Total (a + b + e)	$40,498	$5,648	$46,146

38

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

		Ordinary	Capital	Total
		(in thousands)
Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$17,857	$5,648	$23,505
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	1,509	—	1,509
(i)	SSAP 10R, Paragraph 10.e.ii.a.	1,509	—	1,509
(j)	SSAP 10R, Paragraph 10.e.ii.b.			74,740
(k)	SSAP 10R, Paragraph 10.e.iii.	28,661	—	28,661
(l)	Total (g + h + k)	$48,027	$5,648	$53,675

Total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital			$593,523
(n)	RBC authorized control level			$76,444

		Ordinary	Capital	Total
		(in thousands)
2009:
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c:
(a)	SSAP 10R, Paragraph 10.a.	$—	$2,538	$2,538
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	12,952	5,950	18,902
(c)	SSAP 10R, Paragraph 10.b.i.	12,952	5,950	18,902
(d)	SSAP 10R, Paragraph 10.b.ii.			46,375
(e)	SSAP 10R, Paragraph 10.c.	18,720	—	18,720
(f)	Total (a + b + e)	$31,672	$8,488	$40,160

Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$—	$2,538	$2,538
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	20,266	5,950	26,216
(i)	SSAP 10R, Paragraph 10.e.ii.a.	20,266	5,950	26,216
(j)	SSAP 10R, Paragraph 10.e.ii.b.			69,562
(k)	SSAP 10R, Paragraph 10.e.iii.	18,720	—	18,720
(l)	Total (g + h + k)	$38,986	$8,488	$47,474

39

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

Total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital			$519,987
(n)	RBC authorized control level			$76,323

		Ordinary	Capital	Total
		(in thousands)
Change:
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c:
(a)	SSAP 10R, Paragraph 10.a.	$11,837	$3,110	$14,947
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	(12,952)	(5,950)	(18,902)
(c)	SSAP 10R, Paragraph 10.b.i.	(12,952)	(5,950)	(18,902)
(d)	SSAP 10R, Paragraph 10.b.ii.			3,452
(e)	SSAP 10R, Paragraph 10.c.	9,941	—	9,941
(f)	Total (a + b + e)	$8,826	$(2,840)	$5,986

Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$17,857	$3,110	$20,967
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	(18,757)	(5,950)	(24,707)
(i)	SSAP 10R, Paragraph 10.e.ii.a.	(18,757)	(5,950)	(24,707)
(j)	SSAP 10R, Paragraph 10.e.ii.b.			5,178
(k)	SSAP 10R, Paragraph 10.e.iii.	9,941	—	9,941
(l)	Total (g + h + k)	$9,041	$(2,840)	$6,201

The changes in total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital			$73,536
(n)	RBC authorized control level			$121

40

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

The amount of admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the risk-based capital calculation and the increased amount of deferred tax assets, admitted assets and statutory surplus as a result of the application of SSAP No. 10R, paragraph 10.e. is as follows:

		Ordinary	Capital	Total
		(in thousands)
2010:
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$40,498	$5,648	$46,146
(b)	Admitted assets			$5,902,181
(c)	Adjusted statutory surplus *			$521,681
(d)	Total adjusted capital from DTAs			$585,994

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets	$7,529	$—	$7,529
(f)	Admitted assets			$7,529
(g)	Statutory surplus			$7,529

		Ordinary	Capital	Total
		(in thousands)
2009:
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$31,672	$8,488	$40,160
(b)	Admitted assets			$5,406,718
(c)	Adjusted statutory surplus *			$494,214
(d)	Total adjusted capital from DTAs			$512,673

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets	$7,314	$—	$7,314
(f)	Admitted assets			$7,314
(g)	Statutory surplus			$7,314

41

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

		Ordinary	Capital	Total
		(in thousands)
Change:
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$8,826	$(2,840)	$5,986
(b)	Admitted assets			$495,463
(c)	Adjusted statutory surplus *			$27,467
(d)	Total adjusted capital from DTAs			$73,321

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets	$215	$—	$215
(f)	Admitted assets			$215
(g)	Statutory surplus			$215

*          As reported on the statutory balance sheet for the most recently filed statement with the Ohio Department of Insurance commissioner adjusted in accordance with SSAP 10R, Paragraph 10.b.ii.

Nonadmitted deferred tax assets (increased) decreased by $2.1 million, $0.4 million and $(5.2) million for the years ended December 31, 2010, 2009 and 2008, respectively.

The impact of tax planning strategies on adjusted gross DTAs and net admitted DTAs for the year ended December 31, 2010, is as follows:

	Ordinary	Capital	Total
Adjusted gross DTA (% of total adjusted gross DTAs)	10.72%	8.24%	18.96%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	13.00%	10.00%	23.00%

Current income taxes for the years ended December 31, consist of the following major components:

	2010	2009	2008
	(in thousands)
Federal	$19,115	$(3,174)	$(12,806)
Foreign	—	—	—
Subtotal	19,115	(3,174)	(12,806)
Federal income tax on net capital gains	4,359	5,726	(19,309)
Utilization of capital loss carry-forwards	—	—	—
Other	(4,077)	1,476	125
Federal and foreign income taxes incurred	$19,397	$4,028	$(31,990)

42

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

The main components of the deferred tax amounts at December 31, are as follows:

		2010	2009	Change
		(in thousands)
Deferred tax assets
(a)	Ordinary:
(1)	Discounting of unpaid losses	$—	$—	$—
(2)	Unearned premium revenue	—	—	—
(3)	Policyholder reserves	39,800	29,879	9,921
(4)	Investments	7,542	9,112	(1,570)
(5)	Deferred acquisition costs	8,450	8,808	(358)
(6)	Policyholder dividends accrual	—	—	—
(7)	Fixed assets	—	—	—
(8)	Compensation and benefits accrual	—	—	—
(9)	Pension accrual	—	—	—
(10)	Receivables – nonadmitted	—	—	—
(11)	Net operating loss carry-forward	—	—	—
(12)	Tax credit carry-forward	2,345	2,942	(597)
(13)	Other	1,317	1,739	(422)
(14)	Subtotal	59,454	52,480	6,974
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Nonadmitted	11,427	13,494	(2,067)
(d)	Admitted ordinary deferred tax assets (a14 – b – c)	48,027	38,986	9,041
(e)	Capital:
(1)	Investments	5,648	8,488	(2,840)
(2)	Net capital loss carry-forward	—	—	—
(3)	Real estate	—	—	—
(4)	Other	—	—	—
(5)	Subtotal	5,648	8,488	(2,840)
(f)	Statutory valuation allowance adjustment	—	—	—
(g)	Nonadmitted	—	—	—
(h)	Admitted capital deferred tax assets (e5 – f – g)	5,648	8,488	(2,840)
(i)	Admitted deferred tax assets (d + h)	$53,675	$47,474	$6,201

		2010	2009	Change
Deferred tax liabilities
(a)	Ordinary:
(1)	Investments	$2,519	$—	$2,519
(2)	Fixed assets	—	—	—
(3)	Deferred and uncollected premium	—	—	—
(4)	Policyholder reserves	1,464	21	1,443
(5)	Other	—	—	—
(6)	Subtotal	3,983	21	3,962

43

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

		2010	2009	Change
		(in thousands)
Deferred tax liabilities (continued)
(b)	Capital:
(1)	Investments	24,678	18,699	5,979
(2)	Real estate	—	—	—
(3)	Other	—	—	—
(4)	Subtotal	24,678	18,699	5,979
(c)	Deferred tax liabilities (a6 + b4)	$28,661	$18,720	$9,941

Net deferred tax assets (liabilities)		$25,014	$28,754	$(3,740)

The Company’s federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains. The significant differences for the year ended December 31, are as follows (in thousands):

		Effective		Effective		Effective
	2010	Tax Rate	2009	Tax Rate	2008	Tax Rate
Provision computed at statutory rate	$21,359	35.00%	$(1,749)	(35.00)%	$(8,519)	(35.00)%
Dividends received deduction	(276)	(0.45)	1,158	23.17	(1,905)	(7.82)
Tax credits	(52)	(0.08)	(13)	(0.26)	—	0.00
Nonadmitted assets	—	0.00	—	0.00	91	0.38
Other invested assets	(1,546)	(2.53)	—	0.00	—	0.00
Separate account adjustment	—	0.00	1,026	20.54	(5,013)	(20.59)
Change in reserve valuation basis	(7,221)	(11.83)	—	0.00	2,937	12.06
Security transfer(1)	—	0.00	3,728	74.63	—	0.00
Other	546	0.88	665	13.30	833	3.42
Total	$12,810	20.99%	$4,815	96.38%	$(11,576)	(47.55)%

Federal income taxes incurred	$15,038	24.64%	$(1,698)	(33.99)%	$(12,681)	(52.09)%
Change in net deferred income taxes(2)	(2,228)	(3.65)	6,513	130.37	1,105	4.54
Total statutory income taxes	$12,810	20.99%	$4,815	96.38%	$(11,576)	(47.55)%

(1)  Tax effects of securities transferred to other legal entities within the tax sharing agreement

(2)  Excludes change in net deferred income taxes on certain realized gains/losses of $(2,674), $(5,823) and $6,264 for the years ended December 31, 2010, 2009 and 2008, respectively.

44

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

As of December 31, 2010, the Company had a balance of $1.7 million in its policyholder surplus account under the provisions of the Internal Revenue Code.  This amount could become taxable to the extent that future shareholder dividends are paid from this account.

7.  Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards.  Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  At December 31, 2010 and 2009, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. The Company may not pay any dividends during 2011 without prior approval.

8.  Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2010, the Company does not have any material lease agreements for office space or equipment.

At December 31, 2010, the Company has future commitments to provide additional capital contributions of $6.0 million to private equity joint ventures, limited partnerships and limited liability companies.

45

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9.  Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2010, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$1,791,886	37.8%
At book value less current surrender charge of 5% or more	750,033	15.9%
At fair value	569,086	12.0%
Total with adjustment or at market value	3,111,005	65.7%
Subject to discretionary withdrawal (without adjustment) at book value with minimal or no charge or adjustment	382,471	8.1%
Not subject to discretionary withdrawal	1,242,848	26.2%
Total annuity reserves and deposit fund liabilities (before reinsurance)	4,736,324	100.0%
Less reinsurance ceded	8,286
Net annuity reserves and deposit fund liabilities	$4,728,038

Of the total net annuity reserves and deposit fund liabilities of $4,728.0 million at December 31, 2010, $2,218.9 million was included in the general account and $2,509.1 million was included in the separate accounts.

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

46

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10.  Separate Accounts

The Company’s guaranteed separate accounts consist of non-indexed guaranteed rate and systematic transfer options.  The guaranteed rate options are sold as fixed annuity products or as an investment option within the Company’s variable annuity products.  The guaranteed rate and systematic transfer options carry a minimum interest guarantee based on the guarantee period selected by the policyholder.  The fixed annuity products currently offered provide a death benefit equal to the account value, with one product offering an optional death benefit ranging from 25% to 40% of the gain in the contract.  The fixed investment options currently offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

The Company’s nonguaranteed separate accounts consist of variable annuities.  The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative.  Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products.  The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, a death benefit that is adjusted periodically to the current account value, and an additional death benefit ranging from 25% to 40% of the gain in the contract.  Some variable annuities also provide a minimum guaranteed withdrawal benefit or minimum guaranteed accumulation benefit.

As of December 31, 2010, the Company’s general account had a maximum guarantee for separate account liabilities of $45.1 million. To compensate the general account for the risk taken, the separate accounts paid risk charges of $0.4 million in 2010. As of December 31, 2010, the Company’s general account paid $1.6 million towards separate account guarantees.

47

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10.  Separate Accounts (continued)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2010, is as follows:

	Separate Accounts with Guarantees
	Nonindexed Guaranteed Less than / equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Accounts	Total
	(in thousands)
Premiums, considerations or deposits	$90,119	$55,421	$36,067	$181,607

Reserves for separate accounts with assets at:
Fair value	$—	$—	$577,737	$577,737
Amortized cost	583,097	1,356,936	—	1,940,033
Total reserves	$583,097	$1,356,936	$577,737	$2,517,770

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$547,277	$1,244,603	$—	$1,791,880
At book value without fair value adjustment and with current surrender charge of less than 5%	35,820	112,333	—	148,153
At fair value	—	—	577,737	577,737
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	583,097	1,356,936	577,737	2,517,770
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$583,097	$1,356,936	$577,737	$2,517,770

48

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10.  Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2010, is presented below:

2010
(in thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$181,607
Transfers from separate accounts	301,935
Net transfers to (from) separate accounts	(120,328)

Reconciling adjustments:
Policy deductions and other expenses	1,085
Bonus account value	(55)
Other changes in surplus in Separate Account Statement	1,648
Other account adjustments	(295)

Transfers as reported in the Summary of Operations of the Company	$(117,945)

49

Financial Statement Schedules (Statutory-Basis)

Integrity Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2010

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt securities
Bonds:
United States government and government agencies and authorities	$53,229	$53,542	$53,229
States, municipalities and political subdivisions	293,085	297,258	293,085
Foreign governments	23,264	24,181	23,264
All other corporate bonds	2,012,562	2,117,958	2,012,562
Total fixed maturities	2,382,140	2,492,939	2,382,140

Equity securities
Common stocks:
Industrial, miscellaneous and all other	116,393	160,635	160,635

Mortgage loans on real estate	60,528		60,528
Policy loans	120,340		120,340
Other long-term investments	55,030		55,030
Cash, cash equivalents and short-term investments	199,259		199,259
Total investments	$2,933,690		$2,977,932

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

50

Integrity Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2010
Individual life	$270,190	$—	$4	$6,293	$26,285	$18,610	$1,384
Individual health	—	—	—	—	—	—	—	$—
Group life and health	16,113	—	—	—	871	(706)	68	—
Annuity	1,887,296	—	124	388,859	116,165	492,267	19,746
	$2,173,599	$—	$128	$395,152	$143,321	$510,171	$21,198

Year ended December 31, 2009
Individual life	$265,642	$—	$4	$2,613	$27,412	$11,048	$1,427
Individual health	—	—	—	—	—	—	—	$—
Group life and health	18,116	—	—	—	1,097	(1,518)	82	—
Annuity	1,697,046	—	165	553,409	106,959	626,452	18,420
	$1,980,804	$—	$169	$556,022	$135,468	$635,982	$19,929

Year ended December 31, 2008
Individual life	$270,425	$—	$5	$2,159	$27,635	$11,883	$1,669
Individual health	—	—	—	—	—	—	—	$—
Group life and health	21,744	—	—	—	1,302	(140)	114	—
Annuity	1,430,865	—	225	690,492	94,975	624,935	20,226
	$1,723,034	$—	$230	$692,651	$123,912	$636,678	$22,009

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

51

Integrity Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2010
Life insurance in force	$486,562	$243,066	$30,656	$274,152	11%
Premiums:
Individual life	$6,536	$392	$149	$6,293	2%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	390,891	2,032	—	388,859	0%
	$397,427	$2,424	$149	$395,152	0%

Year ended December 31, 2009
Life insurance in force	$509,072	$254,691	$33,926	$288,307	12%
Premiums:
Individual life	$2,901	$447	$159	$2,613	6%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	552,948	(461)	—	553,409	0%
	$555,849	$(14)	$159	$556,022	0%

Year ended December 31, 2008
Life insurance in force	$543,468	$267,618	$36,970	$312,820	12%
Premiums:
Individual life	$2,535	$517	$141	$2,159	7%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	693,855	3,363	—	690,492	0%
	$696,390	$3,880	$141	$692,651	0%

52

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

The Western and Southern Life Insurance Company

Years Ended December 31, 2010, 2009 and 2008

With Report of Independent Registered Public

Accounting Firm

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2010, 2009 and 2008

Report of Independent Registered Public Accounting Firm

The Board of Directors

The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2010 and 2009, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2010. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2010 and 2009, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2010.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, in connection with implementing new statutory accounting practices in 2010, the Company changed its method of reporting securities lending transactions. In 2010, the Company also changed the valuation bases for its statutory reserves for certain insurance products. Further, in 2009, the Company changed its methods of accounting for other-than-temporary impairments of investments in loan-backed and structured securities and for deferred income tax assets.

Cincinnati, Ohio	/s/ Ernst & Young LLP
April 25, 2011

1

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2010	2009
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$3,392,567	$3,504,612
Preferred and common stocks	1,041,192	754,775
Investments in common stocks of subsidiaries	1,830,045	1,789,258
Mortgage loans	38,567	44,950
Policy loans	170,600	168,162
Real estate:
Properties held for the production of income	3,581	8,174
Properties occupied by the Company	29,077	30,044
Cash, cash equivalents and short-term investments	148,733	138,092
Receivable for securities	1,023	1,708
Securities lending reinvested collateral assets	93,284	—
Other invested assets	676,441	550,297
Total cash and invested assets	7,425,110	6,990,072

Investment income due and accrued	92,988	44,546
Premiums deferred and uncollected	55,120	54,282
Current federal income taxes recoverable	37,998	16,234
Net deferred income tax asset	35,115	103,167
Receivables from parent, subsidiaries and affiliates	21,802	14,692
Other admitted assets	7,941	39,943
Separate account assets	808,003	692,470
Total admitted assets	$8,484,077	$7,955,406

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,607,049	$2,621,805
Accident and health reserves	220,824	236,573
Liability for deposit-type contracts	253,351	256,347
Policy and contract claims	47,626	44,068
Dividends payable to policyholders	41,205	40,594
Premiums received in advance	5,415	6,231
Total policy and contract liabilities	3,175,470	3,205,618

General expense due and accrued	16,687	11,690
Current federal income taxes payable	—	14,442
Asset valuation reserve	211,916	119,715
Interest maintenance reserve	40,544	41,249
Other liabilities	123,096	92,014
Liability for postretirement benefits other than pensions	230,730	233,625
Dividends to stockholders declared and unpaid	100,000	—
Payable for securities lending	244,025	79,707
Separate account liabilities	808,003	692,470
Total liabilities	4,950,471	4,490,530

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	25,003	25,003
Accumulated surplus	3,507,603	3,438,873
Total capital and surplus	3,533,606	3,464,876
Total liabilities and capital and surplus	$8,484,077	$7,955,406

See accompanying notes.

2

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2010	2009	2008
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$286,128	$286,465	$363,952
Net investment income	301,204	264,658	384,162
Considerations for supplementary contracts with life contingencies	127	—	14
Amortization of the interest maintenance reserve	3,653	3,743	4,653
Reserve adjustments on reinsurance ceded	332	392	1,098
Change in reserve from elimination of MODCO reinsurance agreement	—	—	776,000
Recapture fee from elimination of MODCO reinsurance agreement	—	—	74,122
Other revenues	2,168	2,152	81
Total premiums and other revenues	593,612	557,410	1,604,082

Benefits paid or provided:
Death benefits	138,730	139,613	192,585
Annuity benefits	97,267	87,863	89,456
Disability and accident and health benefits	24,413	23,739	26,245
Surrender benefits	90,663	101,454	142,010
Payments on supplementary contracts with life contingencies	151	152	144
Other benefits	15,487	15,497	17,551
Increase (decrease) in policy reserves and other policyholders’ funds	4,249	(3,677)	14,363
Total benefits paid or provided	370,960	364,641	482,354

Insurance expenses and other deductions:
Commissions	42,154	50,650	44,377
Commissions and expenses on reinsurance assumed	2,031	2,109	22,613
General expenses	153,685	153,526	142,066
Net transfers to (from) separate account	(43,552)	(42,092)	(41,636)
Reserve adjustments on reinsurance assumed	(54,548)	(109,349)	(142,858)
Reserve adjustment from elimination of MODCO reinsurance agreement	—	—	776,000
Other deductions	40,383	28,473	9,003
Total insurance expenses and other deductions	140,153	83,317	809,565

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	82,499	109,452	312,163

Dividends to policyholders	59,001	57,884	58,336
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	23,498	51,568	253,827
Federal income tax expense (benefit), excluding tax on capital gains	(8,887)	134	20,500
Gain (loss) from operations before net realized capital gains (losses)	32,385	51,434	233,327
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	19,884	27,404	61,724

Net income (loss)	$52,269	$78,838	$295,051

See accompanying notes.

3

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2010, 2009 and 2008

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(in thousands)

Balance, January 1, 2008	$1,000	$5,000	$3,699,965	$3,705,965

Net income (loss)	—	—	295,051	295,051
Change in net deferred income tax	—	—	5,933	5,933
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($344,072))	—	—	(835,287)	(835,287)
Net change in nonadmitted assets and related items	—	—	(12,446)	(12,446)
Change in asset valuation reserve	—	—	159,748	159,748
Change in additional minimum pension liability over unrecognized prior service cost	—	—	(16,980)	(16,980)
Balance, December 31, 2008	1,000	5,000	3,295,984	3,301,984

Net income (loss)	—	—	78,838	78,838
Change in net deferred income tax	—	—	31,754	31,754
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $18,131)	—	—	100,604	100,604
Net change in nonadmitted assets and related items	—	—	(16,853)	(16,853)
Change in asset valuation reserve	—	—	(93,921)	(93,921)
Cumulative effect of change in accounting principle	—	—	8,190	8,190
Change in additional minimum pension liability over unrecognized prior service cost	—	—	16,980	16,980
Change in surplus from deferred tax asset (SSAP 10R)	—	—	17,297	17,297
Capital contribution	—	20,003	—	20,003
Balance, December 31, 2009	1,000	25,003	3,438,873	3,464,876

Net income (loss)	—	—	52,269	52,269
Change in net deferred income tax	—	—	(18,639)	(18,639)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $49,413)	—	—	131,660	131,660
Net change in nonadmitted assets and related items	—	—	75,625	75,625
Change in asset valuation reserve	—	—	(92,201)	(92,201)
Dividends to stockholders	—	—	(100,000)	(100,000)
Change in reserve on account of change in valuation basis	—	—	34,806	34,806
Change in surplus from deferred tax asset (SSAP 10R)	—	—	(14,790)	(14,790)
Balance, December 31, 2010	$1,000	$25,003	$3,507,603	$3,533,606

See accompanying notes.

4

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2010	2009	2008
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$285,769	$285,427	$367,260
Net investment income received	288,913	218,919	380,520
Benefits paid	(318,225)	(330,121)	(441,094)
Net transfers from (to) separate accounts	43,552	41,969	41,636
Commissions and expense paid	(135,325)	(132,627)	(105,055)
Dividends paid to policyholders	(58,389)	(58,499)	(58,350)
Federal income taxes recovered (paid)	(99,022)	4,278	(77,363)
Other, net	—	—	74,122
Net cash from (for) operations	7,273	29,346	181,676

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	584,558	899,899	1,371,226
Preferred and common stocks	323,808	775,666	1,090,291
Mortgage loans	6,383	1,649	6,548
Real estate	4,476	25,893	8,380
Other invested assets	116,164	135,559	42,033
Net gains (losses) on cash, cash equivalents and short-term investments	56	(740)	4
Miscellaneous proceeds	1,222	—	—
Net proceeds from investments sold, matured or repaid	1,036,667	1,837,926	2,518,482

Cost of investments acquired:
Debt securities	(473,203)	(1,203,004)	(1,506,112)
Preferred and common stocks	(479,608)	(496,986)	(933,130)
Mortgage loans	—	—	(275)
Real estate	(439)	(1,245)	(2,158)
Other invested assets	(250,357)	(90,513)	(90,456)
Miscellaneous applications	24	(412)	(676)
Total cost of investments acquired	(1,203,583)	(1,792,160)	(2,532,807)

Net change in policy and other loans	(2,438)	(5,288)	(1,867)
Net cash from (for) investments	(169,354)	40,478	(16,192)

Cash from Financing and Miscellaneous Sources:
Borrowed money	—	(76,954)	74,667
Net deposits on deposit-type contract funds and other insurance liabilities	(2,996)	16,669	(3,083)
Other cash provided (applied)	175,718	(41,597)	(186,611)
Net cash from (for) financing and miscellaneous sources	172,722	(101,882)	(115,027)

Net change in cash, cash equivalents and short-term investments	10,641	(32,058)	50,457
Cash, cash equivalents and short-term investments:
Beginning of year	138,092	170,150	119,693
End of year	$148,733	$138,092	$170,150

Cash flow information for non-cash transactions:
Capital contribution to Western-Southern Life Assurance Company in:
the form of debt securities	$—	$—	$120,761
the form of common stock	—	111,484	75,000
Capital contribution to Integrity Life Insurance Company in:
the form of debt securities	—	—	35,644
the form of common stock	—	105,197	18,528
Capital contribution to Columbus Life Insurance Company in the form of common stock	—	40,216	—
Capital contribution from Western & Southern Financial Group in the form of common stock	—	20,003	—
Dividend income received from Columbus Life Insurance Company in the form of debt securities	—	—	23,735

See accompanying notes.

5

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2010

1.  Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. For the year ended December 31, 2010, approximately 63.0% of the gross premiums and annuity considerations for the Company were derived from Ohio, Indiana, North Carolina, Illinois, and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $2,547.7 million and $2,506.0 million were allocated to the Closed Block as of December 31, 2010 and 2009, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

6

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department).  The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio.  These practices differ in some respects from U.S. generally accepted accounting principles (GAAP).  The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss.  Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost.  For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost.  If high credit quality securities are adjusted, the retrospective method is used.

7

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value.  Factors management considers for each identified security include the following:

•                  the extent and length of time the fair value has been below the book/adjusted carry value;

•                  the reasons for the decline in value;

•                  specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•                  for structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and our position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  for all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value;

•                  for all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made.  Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss.  If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP.  Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in 5-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

8

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally the prepaid pension asset, the intangible pension asset, investments in unaudited subsidiaries and controlled and affiliated entities and electronic data processing equipment, software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus.  Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

9

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business.  Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.  Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation.  Under GAAP, active participants not currently eligible also would be included.  In addition, unrecognized gains or losses and unrecognized prior service cost are included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.  Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets (realization within one year and 10% prior to 2009), electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

10

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2010	2009
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$3,533,606	$3,464,876
Deferred policy acquisition costs	231,190	247,006
Policy reserves	50,012	86,271
Asset valuation and interest maintenance reserves	252,460	160,964
Unrecognized benefit plan adjustments	(919)	(1,948)
Employee benefits	(35,142)	(147,851)
Income taxes	(147,435)	(90,110)
Net unrealized on available-for-sale securities	152,091	31,043
Subsidiary equity	959,601	499,763
Policyholder dividend obligation	(205,132)	(97,600)
Subsidiary reinsurance recoverable	149,999	113,427
Other, net	30,366	31,271
Stockholder’s equity, GAAP basis	$4,970,697	$4,297,112

11

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

	2010	2009	2008
	(in thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$52,269	$78,838	$295,051
Deferred policy acquisition costs	3,966	10,785	(14,198)
Policy reserves	(370)	(3,980)	5,819
Employee benefit income	5,197	3,105	1,096
Income taxes	(33,061)	28,788	33,507
Interest maintenance reserve	(705)	7,080	(6,928)
SAP vs. GAAP subsidiary income	176,928	29,246	(141,219)
Private equity/real estate adjustments	40,333	13,193	15,533
Investment write-downs	1,326	41,872	(20,654)
Recapture fee from elimination of MODCO reinsurance	—	—	(74,122)
Income from subsidiary reinsurance	36,628	(11,696)	(3,524)
Dividends from subsidiaries	(50,000)	—	(50,000)
Other, net	7,562	(1,224)	(35,347)
Net income (loss), GAAP basis	$240,073	$196,007	$5,014

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment.  The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

12

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity.  The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity.  The net change in the subsidiaries’ equity is included in capital and surplus.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses.  Distributions from earnings of the investees are reported as net investment income when received.  Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments.  As a result, these investments are actively managed by Company management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations.  Depreciation is computed by the straight-line method over the estimated useful life of the properties.

13

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Realized capital gains and losses are determined using the specific identification method.

Premiums

Life and accident and health premiums are recognized as revenue when due.  Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method.  The following mortality tables and interest rates are used:

	Percentage of Reserves
	2010	2009
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% – 3-1/2%	11%	11%
1941 Standard Industrial, 2-1/2% – 3-1/2%	15	15
1958 Commissioners Standard Ordinary, 2-1/2% – 6%	27	27
1980 Commissioners Standard Ordinary, 4% – 6%	36	35
2001 Commissioners Standard Ordinary, 4% – 4-1/2%	4	3
Other, 2-1/2% – 6%	5	6
	98	97
Other benefits (including annuities):
Various, 2-1/2% – 8-1/4%	2	3
	100%	100%

14

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2010 and 2009, reserves of $34.8 million and $40.1 million, respectively, were recorded on inforce amounts of $1,625.2 million and $1,787.9 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors.  The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

15

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2010 and 2009.  The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis.  These estimates are subject to the effects of trends in claim severity and frequency.  Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate.  The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Securities Lending

At December 31, 2010, the Company has loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value is $237.2 million and $75.9 million in the general and separate account, respectively.  At December 31, 2009, the Company had loaned various US Treasury securities and corporate bonds as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value was $134.7 million and $16.0 million in the general and separate account, respectively.  The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.  There is no difference in the policy and procedures for the separate account.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities.  The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%.  If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company non-admits that portion of the loaned security.  At December 31, 2010 and 2009, the Company did not non-admit any portion of the loaned securities.  The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral.  Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by the Bank of New York Mellon, an unaffiliated agent.  Collateral managed by an affiliated agent is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company.  Collateral managed by an unaffiliated agent is invested in cash equivalents and is included in securities lending reinvested

16

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

collateral assets on the balance sheet at December 31, 2010.  At December 31, 2009, the collateral managed by an unaffiliated agent was not reported on the balance sheet because it was not available for the general use of the Company. (See the Accounting Changes section in Note 1 for further discussion).

At December 31, 2010, the collateral for all securities on loan could be requested to be returned on demand by the borrower.  At December 31, 2010, the fair value of the total collateral in the general account is $242.8 million, $149.8 million of which is managed by an affiliated agent and $93.0 million of which is managed by an unaffiliated agent.  The fair value of the total collateral in the separate account is $77.9 million, which is all managed by an unaffiliated agent.  At December 31, 2009, the fair value of the total collateral for the general account was $137.1 million, $78.9 million of which was managed by an affiliated agent and $58.2 million of which was managed by an unaffiliated agent. The fair value of the total collateral in the separate account was $15.6 million, which was all managed by an unaffiliated agent.  The Company receives cash collateral in an amount in excess of the fair value of the securities loaned.  The Company reinvests the cash collateral primarily in investment-grade debt securities and cash equivalents.  The aggregate collateral broken out by maturity date is as follows:

	Amortized Cost	Fair Value
	(in thousands)
Open	$—	$—
30 Days or less	247,745	247,431
31 to 60 Days	7,045	7,043
61 to 90 Days	1,011	1,009
91 to 120 Days	1,014	1,015
121 to 180 Days	5,500	5,500
181 to 365 Days	1,004	1,004
1 to 2 Years	—	—
2 to 3 Years	—	—
Greater Than 3 Years	57,655	57,655
Total Collateral	$320,974	$320,657

At December 31, 2010, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $322.1 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

17

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets.  The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. All assets are considered legally insulated from the general accounts. There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan.)

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.  The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries.  The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax sharing agreement.  Under the agreement, the benefits from losses of subsidiaries are retained by the subsidiary companies.  The Company pays all federal income taxes due for all members of the group.  The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis.  The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized.  The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds ten percent of the postretirement benefit obligation.  That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

18

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

In 2010, the Company changed the statutory valuation method for active life group long-term disability coverage from contract reserves to an unearned premium reserve.  SSAP 51, Life Contracts, requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the statement of operations.  The company has recorded an increase of $34.8 million to surplus as a result of the change in valuation basis through the Change in Reserve on Account of Change in Valuation Basis line on the Statement of Changes in Capital and Surplus.

Effective December 31, 2010, the Company adopted Statement of Statutory Accounting Principles No. 91-Revised, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SSAP 91R).  In accordance with SSAP 91R, the Company changed the method of reporting securities lending transactions.  SSAP 91R requires collateral received which may be sold or repledged to be reflected on the balance sheet, along with the obligation to return the collateral.  Collateral received which may not be sold or repledged is not recorded on the balance sheet.  For securities lending transactions reported on the balance sheet, the collateral received and the reinvestment of that collateral by an affiliated agent is reflected with the invested assets on the balance sheet based on the type of investment and an offsetting liability is recognized for the obligation to return the collateral.  The collateral received and the reinvestment of that collateral by an unaffiliated agent must be reflected as a one-line entry on the balance sheet and an offsetting liability is recognized for the obligation to return the collateral.  Prior to the adoption of SSAP 91R, the Company did not reflect collateral reinvested by an unaffiliated agent on the balance sheet.  At December 31, 2010, SSAP 91R resulted in an increase in securities lending reinvested collateral assets of $93.3 million and an increase in the obligation to return the collateral of $93.3 million.

Effective December 31, 2010, the Company adopted Statement of Statutory Accounting Principles No. 100, Fair Value Measurements (SSAP 100).  SSAP 100 establishes a framework for measuring fair value under current statutory accounting pronouncements that require or permit fair value measurement.  SSAP 100 retains the price notion in the definition of fair value, but clarifies that the exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset or liability.  SSAP 100 also clarifies that fair value measurement should be based on market, not entity specific, assumptions that include an adjustment for risk if the market would use such an adjustment in pricing.  SSAP 100 also establishes a three-level fair value measurement hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The highest priority is given to quoted market prices and the lowest priority to unobservable inputs where there is little or no market activity for the asset or liability.  The adoption of SSAP 100 did not have a material impact on the Company’s financial statements.  See Note 3 for further information.

19

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Effective July 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 43-Revised, Loan-backed and Structured Securities (SSAP 43R).  In accordance with SSAP 43R, the Company changed the method of evaluating and reporting loan-backed and structured securities for which an other-than-temporary impairment may exist.  SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company intends to sell or does not have the intent and ability to hold until recovery to be written down to fair value as a realized loss.  SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company has the intent and ability to hold until recovery to be written down to the extent the present value of expected future cash flows is lower than the amortized cost.  SSAP 43R also requires a one time cumulative effect adjustment to change the amortized cost of loan-backed and structured securities to the present value of expected future cash flows at July 1, 2009, for securities still held where an other-than-temporary impairment was previously recognized under SSAP 43, Loan-backed and Structured Securities, or for securities where discounting to present value caused the expected future cash flows to be less than amortized cost at July 1, 2009.  As a result, the Company recorded a cumulative effect adjustment in the amount of $8.2 million through cumulative effect of change in accounting principle on the statements of changes in capital and surplus which represents the increase to unassigned surplus from the adoption of SSAP 43R.  The cumulative effect adjustment is net of federal income taxes of $4.4 million.  SSAP 43R resulted in an increase in bonds of $12.6 million and a decrease in deferred tax assets of $4.4 million.

Effective December 31, 2009, the Company adopted Statement of Statutory Accounting Principles 10R, Income Taxes — Revised, A Temporary Replacement of SSAP No. 10 (SSAP 10R).  SSAP 10R amends the deferred tax asset admittance test set forth in SSAP 10, Income Taxes, by using a three year realization threshold and a fifteen percent of statutory capital and surplus threshold in applying the standard.  The adoption of SSAP 10R resulted in an increase to statutory surplus of $17.3 million at December 31, 2009.  SSAP 10R is effective for 2009, 2010 and 2011 financial statements only.  SSAP 10 will be reinstated as authoritative guidance over the reporting of income taxes if subsequent guidance regarding the admissibility of deferred tax assets is not adopted before the end of the effective period.

20

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

For the year beginning January 1, 2009, the Company adopted Statement of Statutory Accounting Principles 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP 99).  SSAP 99 supersedes guidance in SSAP 26, Bonds, excluding Loan-backed and Structured Securities, SSAP 32, Investments in Preferred Stock, SSAP 43, Loan-backed and Structured Securities, and amends SSAP 34, Investment Income Due and Accrued, by establishing guidance for the treatment of discounts related to particular securities following the recognition of an other-than-temporary impairment.  SSAP 99 establishes that the fair value of the security at the measurement date becomes the new cost basis of the security and that subsequent recoveries in fair value are to be amortized over the remaining life of the security in the prospective manner based on future estimated cash flows for debt securities and redeemable preferred stocks and based on the projected remaining period of principal repayment for loan-backed and structured securities.  This treatment is a change from previous guidance that did not permit recognition of recoveries in fair value until a security was sold or matured.  The adoption of SSAP 99 is prospective.

Reclassifications

Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the 2010 financial statement presentation.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements on April 25, 2011.

21

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2010:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$38,998	$3,523	$(635)	$41,886
Debt securities issued by states of the U.S. and political subdivisions of the states	47,732	710	(561)	47,881
Corporate securities	2,316,100	236,299	(9,660)	2,542,739
Commercial mortgage-backed securities	199,091	7,964	(22)	207,033
Residential mortgage-backed securities	724,305	15,222	(60,320)	679,207
Asset-backed securities	66,341	3,494	(2,757)	67,078
Total	$3,392,567	$267,212	$(73,955)	$3,585,824

At December 31, 2009:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$153,700	$2,567	$(165)	$156,102
Debt securities issued by states of the U.S. and political subdivisions of the states	20,826	83	(595)	20,314
Corporate securities	2,293,237	155,840	(35,219)	2,413,858
Commercial mortgage-backed securities	170,608	3,670	(500)	173,778
Residential mortgage-backed securities	786,430	8,874	(104,391)	690,913
Asset-backed securities	79,811	3,386	(4,081)	79,116
Total	$3,504,612	$174,420	$(144,951)	$3,534,081

22

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

At December 31, 2010 and 2009, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $285.3 million and $307.3 million, respectively, and an aggregate fair value of $249.4 million and $249.3 million, respectively. Such holdings amounted to 8.4% and 8.8%, respectively, of the Company’s investments in debt securities and 3.4% and 3.9%, respectively, of the Company’s total admitted assets as of December 31, 2010 and 2009.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

Unrealized gains and losses on investments in unaffiliated common stocks, common stock mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(in thousands)
At December 31, 2010:
Preferred stocks	$334	$1	$—	$335

Common stocks, unaffiliated	$617,053	$343,234	$(8,681)	$951,606
Common stocks, mutual funds	81,583	8,106	(437)	89,252
Common stocks, subsidiaries	1,453,548	376,497	—	1,830,045
	$2,152,184	$727,837	$(9,118)	$2,870,903

At December 31, 2009:
Preferred stocks	$2,401	$1	$—	$2,402

Common stocks, unaffiliated	$420,464	$268,355	$(15,473)	$673,346
Common stocks, mutual funds	81,777	2,392	(5,141)	79,028
Common stocks, subsidiaries	1,453,549	360,474	(24,765)	1,789,258
	$1,955,790	$631,221	$(45,379)	$2,541,632

23

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2010:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(635)	$14,301	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(561)	19,295	—	—
Corporate securities	(4,140)	133,723	(5,520)	58,429
Commercial mortgage-backed securities	(22)	5,715	—	—
Residential mortgage-backed securities	(1,048)	30,484	(59,272)	237,645
Asset-backed securities	—	—	(2,757)	23,393
Total	$(6,406)	$203,518	$(67,549)	$319,467

Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$(7,479)	$117,664	$(1,202)	$17,829
Common stocks, mutual funds	(85)	11,080	(352)	4,069
Total	$(7,564)	$128,744	$(1,554)	$21,898

24

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2009:
U.S. Treasury securities and obligation of U.S. government corporations and agencies	$(165)	$104,418	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(24)	4,976	(571)	8,004
Corporate securities	(3,432)	190,665	(31,787)	238,036
Commercial mortgage-backed securities	(500)	62,098	—	—
Residential mortgage-backed securities	(5,148)	126,133	(99,243)	231,602
Asset-backed securities	—	—	(4,081)	32,269
Total	$(9,269)	$488,290	$(135,682)	$509,911

Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$(1,943)	$23,079	$(13,530)	$136,539
Common stocks, mutual funds	—	9	(5,141)	36,217
Total	$(1,943)	$23,088	$(18,671)	$172,756

Investments that are impaired at December 31, 2010 and 2009, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks.  The impairment of these corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks has been deemed as temporary due to the assigned rating and the typical fair value fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities.  For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities.  The aggregated unrealized loss is approximately 11.0% and 12.2% of the carrying value of these securities at December 31, 2010 and 2009, respectively.  At December 31, 2010, there were a total of 253 securities held that are considered temporarily impaired, 95 of which have been impaired for 12 months or longer.  At December 31, 2009, there were a total of 378 securities held that are considered temporarily impaired, 218 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $11.6 million, $76.9 million and $103.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.

25

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

The following is a list of each loan-backed security with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2010, and the six month period ended December 31, 2009, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
(in thousands)
For the year ended December 31, 2010:

74922EAF6	$408	$396	$12	$396	$321	12/31/2010
75970JAD8	1,605	1,464	141	1,464	1,282	12/31/2010
872225AF4	966	563	403	563	359	12/31/2010
12668BYF4	1,747	1,644	103	1,644	1,281	9/30/2010
75970JAJ5	8,188	7,043	1,145	7,043	4,312	9/30/2010
021468AG8	3,318	3,062	256	3,062	2,358	6/30/2010
02148JAD9	3,873	3,626	247	3,626	2,749	6/30/2010
12628KAA0	63	51	12	51	51	6/30/2010
45660L2V0	6,712	6,430	282	6,430	4,863	6/30/2010
52521HAJ2	3,040	2,917	123	2,917	2,286	6/30/2010
61749EAF4	3,053	2,790	263	2,790	1,890	6/30/2010
75970JAJ5	8,411	8,238	173	8,238	4,866	6/30/2010
76112HAD9	17,087	15,172	1,915	15,172	11,819	6/30/2010
872225AF4	1,787	950	837	950	564	6/30/2010
Total	$60,258	$54,346	$5,912	$54,346	$39,001

For the six month period ended December 31, 2009:

12668BYF4	$1,838	$1,749	$89	$1,749	$1,377	12/31/2009
65538PAF5	8,207	8,023	184	8,023	5,764	12/31/2009
75970JAJ5	8,744	8,446	298	8,446	5,038	12/31/2009
761118MD7	21,594	20,588	1,006	20,588	14,524	12/31/2009
059515BF2	3,810	3,349	461	3,349	2,735	9/30/2009
872225AF4	2,990	1,846	1,144	1,846	803	9/30/2009
Total	$47,183	$44,001	$3,182	$44,001	$30,241

26

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

The Company had no other-than-temporary impairments on loan-backed securities for the year ended December 31, 2010, and the six month period ended December 31, 2009, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2010, by contractual maturity, is as follows:

	Book/Adjusted	Fair
	Carrying Value	Value
	(in thousands)
Years to maturity:
One or less	$78,140	$79,356
After one through five	442,040	467,932
After five through ten	525,089	573,867
After ten	1,357,561	1,511,351
Mortgage-backed/Asset-backed securities	989,737	953,318
Total	$3,392,567	$3,585,824

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2010, 2009 and 2008 were $316.1 million, $723.8 million, and $789.8 million; gross gains of $6.6 million, $15.3 million, and $5.8 million and gross losses of $1.8 million, $8.7 million, and $6.0 million were realized on these sales in 2010, 2009 and 2008, respectively.

Proceeds from the sales of investments in equity securities during 2010, 2009 and 2008 were $316.0 million, $438.7 million, and $1,046.2 million; gross gains of $55.0 million, $130.0 million, and $245.5 million and gross losses of $14.1 million, $51.5 million, and $125.8 million were realized on these sales in 2010, 2009 and 2008, respectively.

27

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

	2010	2009	2008
	(in thousands)
Realized capital gains (losses)	$34,615	$65,783	$83,267
Less amount transferred to IMR (net of related taxes (benefits) of $1,587 in 2010, $5,827 in 2009 and ($1,225) in 2008)	2,948	10,823	(2,275)
Less federal income tax expense (benefit) of realized capital gains (losses)	11,783	27,556	23,818
Net realized capital gains (losses)	$19,884	$27,404	$61,724

Net investment income consisted of the following for the years ended December 31:

	2010	2009	2008
	(in thousands)
Debt securities	$200,231	$194,731	$190,830
Equity securities	72,657	37,725	129,017
Mortgage loans	3,021	2,989	3,681
Real estate	13,614	18,219	21,310
Policy loans	11,312	11,143	10,581
Cash, cash equivalents and short-term investments	521	1,533	6,913
Other invested assets	17,382	16,340	38,374
Other	856	2,192	5,849
Gross investment income	319,594	284,872	406,555
Investment expenses	18,390	20,214	22,393
Net investment income	$301,204	$264,658	$384,162

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2010, 76.7% of such mortgages, or $29.6 million, involved properties located in Texas and Florida.  Such investments consist of primarily first mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $13.6 million.  During 2010, no new mortgage loans were issued.  At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%.  During 2010, the Company did not reduce interest rates on any outstanding mortgages.

Proceeds from the sales of real estate during 2010, 2009 and 2008 were $4.5 million, $25.9 million and $8.4 million, respectively.  No gross gains or losses were realized on the sales of real estate in 2010, 2009 and 2008.

28

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value.  Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value.  Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels.  The Company’s policy is to recognize transfers in and transfers out of levels at the end of the reporting period.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available but that are priced by third-party pricing services or internal models using observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using broker quotes or other valuation techniques that utilize significant unobservable inputs.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. As described below,

29

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.  Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.  Less liquid private placement securities, auction rate securities and asset/mortgage-backed securities for which the Company does not receive public quotations or if the Company deems the quotations to reflect distressed sales are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk.  The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

30

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

Securities Lending Reinvested Collateral Assets

The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds and private equity investments. The fair values of these assets have been determined using the same methodologies as for debt and equity securities.

Reserves

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions.  The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

31

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

At December 31, 2009, the Company held financial instruments which were measured at fair value on a non-recurring basis, which primarily included NAIC 6 debt securities required to be reported at the lower of cost or fair value.  At December 31, 2010, SSAP 100 clarified that securities reported at the lower of cost or fair value based on NAIC designation should be classified as recurring regardless if the security was reported in the previous period at amortized cost.  Therefore, additional financial instruments have been included on the reconciliation for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2010.  The additional financial instruments may cause the January 1, 2010 beginning asset/(liability) to differ from the December 31, 2009 ending asset/(liability).  (See the Accounting Changes section in Note 1 for further discussion.)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
At December 31, 2010:
Assets:
Residential mortgage-backed securities	$324	$—	$—	$324
Common stocks, unaffiliated	951,606	951,606	—	—
Common stocks, mutual funds	89,252	89,252	—	—
Separate account assets	808,003	506,934	146,994	154,075
Total assets	$1,849,185	$1,547,792	$146,994	$154,399

At December 31, 2009:
Assets:
Common stocks, unaffiliated	$673,346	$673,346	$—	$—
Common stocks, mutual funds	79,028	79,028	—	—
Separate accounts assets	692,470	369,106	193,663	129,701
Total assets	$1,444,844	$1,121,480	$193,663	$129,701

There were no significant transfers between Level 1 and Level 2 of the fair value hierarchy.

32

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2010, is as follows:

								Changes in
								Unrealized
								Gains
	Beginning							(Losses)
	Asset/	Total			Purchases,		Ending Asset/	Included in
	(Liability)	Realized/Unrealized Gains			Sales,		(Liability)	Net Income
	as of	(Losses) Included in*:			Issuances	Transfers	as of	Related to
	January 1,	Net			and	In (Out)	December 31,	Positions
	2010	Income	Surplus	Other	Settlements	of Level 3	2010	Still Held
	(in thousands)
Assets:
Residential mortgage-backed securities	$804	$(1,241)	$788	$—	$(27)	$—	$324	$—
Separate account assets	141,149	—	—	14,450	(1,524)	—	154,075	—
Total Assets	$141,953	$(1,241)	$788	$14,450	$(1,551)	$—	$154,399	$—

*     Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2009, is as follows:

Changes in
Unrealized
Gains
	Beginning							(Losses)
	Asset/	Total			Purchases,		Ending Asset/	Included in
	(Liability)	Realized/Unrealized Gains			Sales,		(Liability)	Net Income
	as of	(Losses) Included in*:			Issuances	Transfers	as of	Related to
	January 1,	Net			and	In (Out)	December 31,	Positions
	2009	Income	Surplus	Other	Settlements	of Level 3	2009	Still Held
(in thousands)
Assets:
Separate account assets	$104,636	$—	$—	$14,065	$11,000	$—	$129,701	$—

*     Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2010 and 2009.

33

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2010		December 31, 2009
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Assets:
Debt securities	$3,392,567	$3,585,824	$3,504,612	$3,534,081
Preferred stocks	334	335	2,401	2,402
Common stocks, unaffiliated	951,606	951,606	673,346	673,346
Common stocks, mutual funds	89,252	89,252	79,028	79,028
Mortgage loans	38,567	40,948	44,950	45,535
Cash, cash equivalents and short-term investments	148,733	148,733	138,092	138,092
Securities lending reinvested collateral assets	93,284	92,970	—	—
Separate account assets	808,003	808,003	692,470	692,470

Liabilities:
Securities lending liability	$244,025	$244,025	$79,707	$79,707

34

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.  Related Party Transactions

The Company owns a 100% interest in WSLAC, whose carrying value is $1,032.3 million at December 31, 2010.  The Company carries WSLAC at its underlying statutory equity, which exceeds 10% of the admitted assets of the Company.  The accounting policies of WSLAC are the same as those of the Company described in Note 1.  The summary financial data for WSLAC is as follows:

Balance Sheets (Statutory-Basis)

	December 31
	2010	2009
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$10,004,546	$9,386,756
Preferred and common stocks	147,685	123,786
Investment in common stock of subsidiaries	8,929	6,633
Mortgage loans	724,580	671,744
Policy loans	45,371	46,792
Real estate, held for the production of income	26,134	26,300
Cash, cash equivalents and short-term investments	393,869	272,888
Receivable for securities	4,619	4,581
Securities lending reinvested collateral assets	28,377	—
Other invested assets	100,138	92,742
Total cash and invested assets	11,484,248	10,632,222

Investment income due and accrued	109,296	104,667
Premiums deferred and uncollected	21,204	19,034
Net deferred income tax asset	34,546	52,939
Other admitted assets	19,858	8,551
Separate account assets	56,188	67,286
Total admitted assets	$11,725,340	$10,884,699

35

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.  Related Party Transactions (continued)

Balance Sheets (Statutory-Basis)

	December 31
	2010	2009
	(in thousands)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$8,725,764	$8,294,121
Liability for deposit-type contracts	1,272,868	1,197,738
Policy and contract claims	9,893	10,532
Premiums received in advance	399	555
Total policy and contract liabilities	10,008,924	9,502,946

General expense due and accrued	5,617	5,314
Current federal income taxes payable to parent	13,374	22,927
Transfer to (from) separate accounts due and accrued, net	(3,727)	(2,770)
Asset valuation reserve	69,891	14,032
Interest maintenance reserve	4,603	—
Other liabilities	46,989	25,429
Dividends to stockholders declared and unpaid	25,000	—
Payable for securities lending	466,148	244,495
Separate account liabilities	56,188	67,286
Total liabilities	10,693,007	9,879,659

Capital and surplus:
Common stock, $1 par value, authorized 10,000 shares, issued and outstanding 2,500 shares	2,500	2,500
Paid-in surplus	761,308	761,308
Accumulated surplus	268,525	241,232
Total capital and surplus	1,032,333	1,005,040
Total liabilities and capital and surplus	$11,725,340	$10,884,699

36

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.  Related Party Transactions (continued)

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2010	2009
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$1,024,683	$1,196,681
Net investment income	602,096	584,333
Considerations for supplementary contracts with life contingencies	2,831	2,075
Amortization of the interest maintenance reserve	396	(2,036)
Fees from management of separate accounts	2,374	863
Total premiums and other revenues	1,632,380	1,781,916

Benefits paid or provided:
Death benefits	83,336	78,399
Annuity benefits	198,285	212,072
Disability and accident and health benefits	2,840	2,825
Surrender benefits	580,771	560,611
Payments on supplementary contracts with life contingencies	309	350
Other benefits	61,690	61,502
Increase (decrease) in policy reserves and other policyholders’ funds	431,644	623,562
Total benefits paid or provided	1,358,875	1,539,321

Insurance expenses and other deductions:
Commissions	66,273	76,787
General expenses	72,888	70,212
Net transfers to (from) separate accounts	(17,479)	(14,862)
Other deductions	11,023	6,334
Total insurance expenses and other deductions	132,705	138,471

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	140,800	104,124
Federal income tax expense (benefit), excluding tax on capital gains	37,888	11,517
Gain (loss) from operations before net realized capital gains (losses)	102,912	92,607
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(22,312)	(149,996)
Net income (loss)	$80,600	$(57,389)

37

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.  Related Party Transactions (continued)

Intercompany fees for management services provided to the Company’s subsidiaries, both direct and indirect, included in net income of the Company were as follows:

	2010	2009	2008
	(in thousands)
WSLAC	$75,784	$72,767	$68,503
Columbus Life	5,711	5,629	5,634
Integrity	10,204	11,620	11,901
National	7,903	7,662	7,290
Total	$99,602	$97,678	$93,328

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to WSLAC in the amount of $27.9 million, $18.8 million and $19.0 million in 2010, 2009 and 2008, respectively. The principal balance of the mortgage financing arrangements with WSLAC was $261.3 million and $239.9 million at December 31, 2010 and 2009, respectively.

At December 31, 2010 and 2009, the Company had $89.3 million and $79.0 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

At December 31, 2010, the Company accrued $100.0 million for a dividend to be paid in the form of cash to its parent, Western & Southern Financial Group, Inc.  The dividend was paid on January 3, 2011.

At December 31, 2010, the Company accrued a dividend of $25.0 million to be received in the form of cash from WSLAC.  The dividend was received on January 3, 2011.

At December 31, 2010, the Company accrued a dividend of $25.0 million to be received in the form of cash from Columbus Life.  The dividend was received on January 3, 2011.

On September 16, 2009, the Company made capital contributions in the amount of $111.5 million, $40.2 million and $105.2 million to its subsidiaries, WSLAC, Columbus Life and Integrity, respectively.  The contributions were in the form of common stocks at fair value.

On November 11, 2009, the Company received a capital contribution from its parent, Western & Southern Financial Group, Inc., in the amount of $20.0 million.  The contribution was in the form of common stock at fair value.

During 2008, the Company made capital contributions of $269.9 million to WSLAC. The capital contributions consisted of $75.0 million in common stocks at fair value, which were contributed on October 23, 2008, $74.1 million of cash, which was contributed on October 31, 2008, and $120.8 million of debt securities at fair value, which were contributed on December 22, 2008.

38

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.  Related Party Transactions (continued)

During 2008, the Company made capital contributions of $102.1 million to Integrity.  The capital contributions consisted of $20.0 million in cash, which was contributed on June 30, 2008, $18.5 million in common stocks at fair value, which were contributed on August 25, 2008, and $35.6 million in debt securities at fair value and $20.0 million in cash, which were contributed on December 29, 2008.  On December 30, 2008, the Company accrued an $8.0 million capital contribution to be paid in cash to Integrity.  The cash was contributed on January 20, 2009.

On December 11, 2008, the Company received a dividend of $50.0 million from Columbus Life.  The dividend consisted of $23.7 million in debt securities at fair value and $26.3 million in cash.  The dividend was extraordinary, which means that it required prior approval from the Department.

The Company has entered into multiple reinsurance agreements with affiliated entities.  See Note 5 for further description.

39

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5.  Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

Prior to October 31, 2008, the Company had two modified coinsurance (MODCO) agreements with its subsidiary, WSLAC, whereby the Company assumed certain universal life business issued by its subsidiary prior to 2004.  Under the terms of the agreements, the subsidiary retained the reserves and the related assets of this business. The Company recorded, in its statements of operations, premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

On October 31, 2008, the two aforementioned MODCO agreements covering universal life products written by the Company’s subsidiary, WSLAC, were terminated by the ceding company.  In connection with the transfer to WSLAC of the obligation to support the risk of these policies, $776.0 million was recorded in both the reserve adjustments from elimination of MODCO reinsurance agreement and in the change in reserve from elimination of MODCO reinsurance agreement lines on the statements of operations.  One of the agreements provided that a recapture fee, calculated in the amount of $74.1 million, be paid to the Company from WSLAC.  The recapture fee was received by the Company on October 31, 2008, and is recorded in the recapture fee from elimination of MODCO reinsurance agreement line on the statements of operations.

The Company also has a MODCO coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002.  Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life.  Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company.  Life and accident and health reserves ceded from the Company to Columbus Life totaled $654.9 million and $674.2 million at December 31, 2010 and 2009, respectively.

The Company has entered into a retrocession reinsurance agreement with RGA Reinsurance Company.  This coinsurance agreement reinsures certain extended-term life insurance policy reserves totaling $15.1 million and $16.6 million at December 31, 2010 and 2009, respectively.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

40

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5.  Reinsurance (continued)

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life Insurance Company (Lafayette Life), an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers.  Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.0 million and $0.9 million at December 31, 2010 and 2009, respectively.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the year ended December 31:

	2010	2009	2008
	(in thousands)
Direct premiums	$289,174	$292,220	$292,948
Assumed premiums:
Affiliates	2,838	226	80,617
Non-affiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Non-affiliates	(5,884)	(5,981)	(9,613)
Net premiums	$286,128	$286,465	$363,952

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the year ended December 31:

	2010	2009	2008
	(in thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Non-affiliates	2,991	2,682	5,739
Policy and contract liabilities:
Affiliates	654,948	674,214	701,573
Non-affiliates	16,932	15,067	13,009

During 2010, 2009, and 2008, the Company did not write off any reinsurance balances as a charge to operations.

41

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5.  Reinsurance (continued)

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business.  No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.  The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.  At December 31, 2010, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.  The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in capital and surplus at December 31, 2010, if all reinsurance agreements were cancelled.

42

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return. Amounts due from the subsidiaries for federal income taxes were $28.1 million and $16.2 million at December 31, 2010 and 2009, respectively. The tax years of 2010, 2009 and 2008 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2010, in the event of future net losses is $8.9 million, $26.8 million and $43.2 million from 2010, 2009, and 2008, respectively.

The change in net deferred income taxes is comprised of the following:

		Ordinary	Capital	Total
		(in thousands)
2010:
(a)	Gross deferred tax assets	$218,886	$18,583	$237,469
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	218,886	18,583	237,469
(d)	Deferred tax liabilities	63,913	138,441	202,354
(e)	Net deferred tax assets (c – d)	154,973	(119,858)	35,115
(f)	Deferred tax assets nonadmitted	—	—	—
(g)	Net admitted deferred tax assets (e – f)	$154,973	$(119,858)	$35,115

		Ordinary	Capital	Total
		(in thousands)
2009:
(a)	Gross deferred tax assets	$228,503	$29,946	$258,449
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	228,503	29,946	258,449
(d)	Deferred tax liabilities	38,794	116,488	155,282
(e)	Net deferred tax assets (c – d)	189,709	(86,542)	103,167
(f)	Deferred tax assets nonadmitted	—	—	—
(g)	Net admitted deferred tax assets (e – f)	$189,709	$(86,542)	$103,167

		Ordinary	Capital	Total
		(in thousands)
Change:
(a)	Gross deferred tax assets	$(9,617)	$(11,363)	$(20,980)
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	(9,617)	(11,363)	(20,980)
(d)	Deferred tax liabilities	25,119	21,953	47,072
(e)	Net deferred tax assets (c – d)	(34,736)	(33,316)	(68,052)
(f)	Deferred tax assets nonadmitted	—	—	—
(g)	Net admitted deferred tax assets (e – f)	$(34,736)	$(33,316)	$(68,052)

43

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

The Company has elected to admit DTAs pursuant to paragraph 10.e. of SSAP No. 10R, Income Taxes — A Temporary Replacement of SSAP No. 10.  The current period election does not differ from the prior period election.

The following table provides the increased amount by tax character, and the change in such, of admitted adjusted gross DTAs as the result of the application of paragraph 10.e. of SSAP No. 10R, Income Taxes — A Temporary Replacement of SSAP No. 10:

	2010	2009	Change
	(in thousands)
Increase (decrease) in deferred tax assets admitted from SSAP 10R, para. 10.e.	$2,507	$17,297	$(14,790)

		Ordinary	Capital	Total
		(in thousands)
2010:
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c:
(a)	SSAP 10R, Paragraph 10.a.	$8,129	$—	$8,129
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	24,479	—	24,479
(c)	SSAP 10R, Paragraph 10.b.i.	24,479	—	24,479
(d)	SSAP 10R, Paragraph 10.b.ii.			341,003
(e)	SSAP 10R, Paragraph 10.c.	183,771	18,583	202,354
(f)	Total (a + b + e)	$216,379	$18,583	$234,962

Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$8,129	$—	$8,129
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	46,297	—	46,297
(i)	SSAP 10R, Paragraph 10.e.ii.a.	46,297	—	46,297
(j)	SSAP 10R, Paragraph 10.e.ii.b.			511,505
(k)	SSAP 10R, Paragraph 10.e.iii.	164,460	18,583	183,043
(l)	Total (g + h + k)	$218,886	$18,583	$237,469

Total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital			$3,928,973
(n)	RBC authorized control level			$405,907

44

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

		Ordinary	Capital	Total
		(in thousands)
2009:
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c:
(a)	SSAP 10R, Paragraph 10.a.	$55,923	$29,946	$85,869
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	—	—	—
(c)	SSAP 10R, Paragraph 10.b.i.	—	—	—
(d)	SSAP 10R, Paragraph 10.b.ii.			328,620
(e)	SSAP 10R, Paragraph 10.c.	155,283	—	155,283
(f)	Total (a + b + e)	$211,206	$29,946	$241,152

Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$73,221	$29,946	$103,167
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	42,560	—	42,560
(i)	SSAP 10R, Paragraph 10.e.ii.a.	42,560	—	42,560
(j)	SSAP 10R, Paragraph 10.e.ii.b.			492,929
(k)	SSAP 10R, Paragraph 10.e.iii.	112,722	—	112,722
(l)	Total (g + h + k)	$228,503	$29,946	$258,449

Total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital			$3,655,069
(n)	RBC authorized control level			$389,146

		Ordinary	Capital	Total
		(in thousands)
Change:
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c:
(a)	SSAP 10R, Paragraph 10.a.	$(47,794)	$(29,946)	$(77,740)
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	24,479	—	24,479
(c)	SSAP 10R, Paragraph 10.b.i.	24,479	—	24,479
(d)	SSAP 10R, Paragraph 10.b.ii.			12,383
(e)	SSAP 10R, Paragraph 10.c.	28,488	18,583	47,071
(f)	Total (a + b + e)	$5,173	$(11,363)	$(6,190)

45

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

		Ordinary	Capital	Total
		(in thousands)
Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$(65,092)	$(29,946)	$(95,038)
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	3,737	—	3,737
(i)	SSAP 10R, Paragraph 10.e.ii.a.	3,737	—	3,737
(j)	SSAP 10R, Paragraph 10.e.ii.b.			18,576
(k)	SSAP 10R, Paragraph 10.e.iii.	51,738	18,583	70,321
(l)	Total (g + h + k)	$(9,617)	$(11,363)	$(20,980)

The changes in total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital			$273,904
(n)	RBC authorized control level			$16,761

The amount of admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the risk-based capital calculation and the increased amount of deferred tax assets, admitted assets and statutory surplus as a result of the application of SSAP No. 10R, paragraph 10.e. is as follows:

		Ordinary	Capital	Total
		(in thousands)
2010:
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$216,379	$18,583	$234,962
(b)	Admitted assets			$8,481,570
(c)	Adjusted statutory surplus *			$3,531,099
(d)	Total adjusted capital from DTAs			$3,926,466

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets	$2,507	$—	$2,507
(f)	Admitted assets			$2,507
(g)	Statutory surplus			$2,507

46

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

		Ordinary	Capital	Total
		(in thousands)
2009:
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$211,206	$29,946	$241,152
(b)	Admitted assets			$7,938,109
(c)	Adjusted statutory surplus *			$3,447,579
(d)	Total adjusted capital from DTAs			$3,637,772

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets	$17,297	$—	$17,297
(f)	Admitted assets			$17,297
(g)	Statutory surplus			$17,297

		Ordinary	Capital	Total
		(in thousands)
Change:
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$5,173	$(11,363)	$(6,190)
(b)	Admitted assets			$543,461
(c)	Adjusted statutory surplus *			$83,520
(d)	Total adjusted capital from DTAs			$288,694

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets	$(14,790)	$—	$(14,790)
(f)	Admitted assets			$(14,790)
(g)	Statutory surplus			$(14,790)

*    As reported on the statutory balance sheet for the most recently filed statement with the Ohio Department of Insurance commissioner adjusted in accordance with SSAP 10R, Paragraph 10.b.ii.

Nonadmitted deferred tax assets did not change for the years ended December 31, 2010, 2009 and 2008, respectively.

The impact of tax planning strategies on adjusted gross DTAs and net admitted DTAs for the year ended December 31, 2010, is as follows:

	Ordinary	Capital	Total
Adjusted gross DTA (% of total adjusted gross DTAs)	0.00%	0.00%	0.00%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	0.00%	0.00%	0.00%

47

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

Current income taxes incurred for the years ended December 31, consist of the following major components:

	2010	2009	2008
	(in thousands)
Federal	$(2,860)	$6,783	$25,117
Foreign	—	—	—
Subtotal	(2,860)	6,783	25,117
Federal income tax on net capital gains	11,783	27,556	23,818
Utilization of capital loss carry-forwards	—	—	—
Other	(6,027)	(6,649)	(4,617)
Federal and foreign income taxes incurred	$2,896	$27,690	$44,318

The main components of the deferred tax amounts at December 31 are as follows:

			2010	2009	Change
			(in thousands)
Deferred tax assets
(a)	Ordinary:
	(1)	Discounting of unpaid losses	$—	$—	$—
	(2)	Unearned premium revenue	—	—	—
	(3)	Policyholder reserves	51,504	63,549	(12,045)
	(4)	Investments	—	—	—
	(5)	Deferred acquisition costs	33,979	34,739	(760)
	(6)	Policyholder dividends accrual	9,784	8,625	1,159
	(7)	Fixed assets	2,878	2,743	135
	(8)	Compensation and benefits accrual	113,309	112,424	885
	(9)	Pension accrual	—	—	—
	(10)	Receivables — nonadmitted	971	785	186
	(11)	Net operating loss carry-forward	—	—	—
	(12)	Tax credit carry-forward	—	—	—
	(13)	Other	6,461	5,638	823
	(14)	Subtotal	218,886	228,503	(9,617)
(b)	Statutory valuation allowance adjustment		—	—	—
(c)	Nonadmitted		—	—	—
(d)	Admitted ordinary deferred tax assets (a14 – b – c)		218,886	228,503	(9,617)

48

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

			2010	2009	Change
			(in thousands)
Deferred tax assets (continued)
(e)	Capital:		18,583	29,946	(11,363)
	(1)	Investments	—	—	—
	(2)	Net capital loss carry-forward	—	—	—
	(3)	Real estate	—	—	—
	(4)	Other	18,583	29,946	(11,363)
	(5)	Subtotal	—	—	—
(f)	Statutory valuation allowance adjustment		—	—	—
(g)	Nonadmitted		18,583	29,946	(11,363)
(h)	Admitted capital deferred tax assets (e5 – f – g)		$237,469	$258,449	$(20,980)
(i)	Admitted deferred tax assets (d + h)

Deferred tax liabilities
(a)	Ordinary:
	(1)	Investments	$38,821	$15,125	$23,696
	(2)	Fixed assets	4,478	3,875	603
	(3)	Deferred and uncollected premium	19,104	18,975	129
	(4)	Policyholder reserves	—	—	—
	(5)	Other	1,510	819	691
	(6)	Subtotal	63,913	38,794	25,119
(b)	Capital:
	(1)	Investments	138,441	116,488	21,953
	(2)	Real estate	—	—	—
	(3)	Other	—	—	—
	(4)	Subtotal	138,441	116,488	21,953
(c)	Deferred tax liabilities (a6 + b4)		$202,354	$155,282	$47,072

Net deferred tax assets (liabilities)			$35,115	$103,167	$(68,052)

49

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

The Company’s federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains.  The significant differences for the year ended December 31, are as follows (in thousands):

		Effective		Effective		Effective
	2010	Tax Rate	2009	Tax Rate	2008	Tax Rate
Provision computed at statutory rate	$8,224	35.00%	$18,049	35.00%	$88,839	35.00%
Dividends received deduction	(20,372)	(86.70)	(2,586)	(5.01)	(28,225)	(11.12)
Tax credits	(870)	(3.70)	(1,792)	(3.48)	(309)	(0.12)
Other invested assets	1,387	5.90	5,563	10.79	(7,462)	(2.94)
Medicare Part D	4,900	20.85	—	0.00	—	0.00
Pension plan	7,432	31.63	3,427	6.65	1,062	0.42
Additional minimum pension liability	—	0.00	9,814	19.03	(9,814)	(3.87)
Change in tax contingency reserves	—	0.00	—	0.00	(7,880)	(3.10)
Change in reserve valuation basis	12,182	51.84	—	0.00	—	0.00
Security transfer(1)	—	0.00	(54,845)	(106.35)	(23,864)	(9.40)
Other	(3,463)	(14.73)	(4,718)	(9.16)	(3,106)	(1.23)
Total	$9,420	40.09%	$(27,088)	(52.53)%	$9,241	3.64%

Federal income taxes incurred	$(8,887)	(37.82)%	$134	0.26%	$20,500	8.08%
Change in net deferred income taxes(2)	18,307	77.91	(27,222)	(52.79)	(11,259)	(4.44)
Total statutory income taxes	$9,420	40.09%	$(27,088)	(52.53)%	$9,241	3.64%

(1)          Tax effects of securities transferred to other legal entities within the tax sharing agreement

(2)          Excludes change in net deferred income taxes on certain realized gains/losses of $332, $(4,532) and $5,326 for the years ended December 31, 2010, 2009 and 2008, respectively.

50

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7.  Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards.  Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  At December 31, 2010 and 2009, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. In 2011, the Company has $253.4 million available for payment of dividends based on capital and surplus of $3,533.6 million and dividends accrued of $100.0 million at December 31, 2010.

8.  Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2010, the Company does not have any material lease agreements as a lessee for office space or equipment.

At December 31, 2010, the Company has future commitments to provide additional capital contributions of $252.2 million to private equity and real estate joint ventures, limited partnerships and limited liability companies.

51

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9.  Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2010, the Company’s annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)
At book value without adjustment (with minimal or no charge or adjustment)	$408,979	35.6%
Not subject to discretionary withdrawal	740,453	64.4%
Total annuity reserves and deposit fund liabilities (before reinsurance)	1,149,432	100.0%
Less reinsurance ceded	156,095
Net annuity reserves and deposit fund liabilities	$993,337

Of the total net annuity reserves and deposit fund liabilities of $993.3 million at December 31, 2010, $266.7 million was included in the general account and $726.6 million was included in the separate accounts.

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

52

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10.  Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts covering substantially all employees and field representatives.  In addition, the Company provides certain healthcare and life insurance benefits for retired employees or their beneficiaries.  Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2010	2009	2010	2009
	(in thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$728,185	$682,929	$199,983	$192,497
Service cost	15,998	13,266	4,233	5,788
Interest cost	43,346	41,759	8,689	11,311
Medicare Part D payments received	—	—	1,869	1,787
ERRP reimbursement received	—	—	670	—
Contribution by plan participants	—	—	2,806	2,550
Actuarial (gain) loss	32,400	31,554	(51,146)	383
Benefits paid	(42,881)	(41,323)	(15,368)	(14,333)
Plan amendments	(49,632)	—	—	—
Benefit obligation at end of year	$727,416	$728,185	$151,736	$199,983

Change in plan assets:
Fair value of plan assets at beginning of year	$667,677	$601,295	$—	$—
Actual return on plan assets	101,360	107,705	—	—
Employer contribution	—	—	10,023	9,996
Plan participants’ contributions	—	—	2,806	2,550
Medicare Part D payments received	—	—	1,869	1,787
ERRP reimbursement received	—	—	670	—
Benefits paid	(42,881)	(41,323)	(15,368)	(14,333)
Fair value of plan assets at end of year	$726,156	$667,677	$—	$—

Funded status:
(Unfunded) overfunded obligation	$(1,260)	$(60,508)	$(151,736)	$(199,984)
Unamortized prior service cost	(41,745)	9,473	(27,258)	(30,130)
Unrecognized net (gain) or loss	512,727	557,116	(51,736)	(3,511)
Prepaid assets* (accrued liabilities)	$469,722	$506,081	$(230,730)	$(233,625)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$697,234	$667,192	$151,736	$199,983

Benefit obligation for non-vested employees:
Projected pension obligation	$5,331	$6,990	$—	$—
Accumulated benefit obligation	$4,646	$4,250	$—	$—

* Indicates non-admitted

53

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10.  Employee Retirement Benefits (continued)

Components of net periodic benefit cost:

	Pension Benefits
	2010	2009	2008
Service cost	$15,998	$13,266	$12,633
Interest cost	43,346	41,759	40,102
Expected return on plan assets	(61,015)	(68,561)	(72,226)
Amount of recognized gains and losses	36,444	28,348	24,279
Amount of prior service cost recognized	1,586	1,586	1,586
Total net periodic benefit cost (benefit)	$36,359	$16,398	$6,374

Components of net periodic benefit cost:

	Postretirement Medical
	2010	2009	2008
Service cost	$4,233	$5,788	$5,924
Interest cost	8,689	11,311	11,243
Amount of recognized gains and losses	(2,922)	(76)	(40)
Amount of prior service cost recognized	(2,872)	(2,872)	(2,872)
Total net periodic benefit cost (benefit)	$7,128	$14,151	$14,255

Weighted-average assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2010	2009	2010	2009

Weighted average discount rate	6.13%	6.25%	6.13%	6.25%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%
Expected long-term rate of return on plan assets	8.00%	8.50%	N/A	N/A

Weighted-average assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2010	2009	2010	2009

Weighted average discount rate	5.75%	6.13%	5.75%	6.13%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%

The Company has no additional minimum pension liability for 2010 or 2009.  The Company recognized an additional minimum pension liability of $28.0 million at December 31, 2008.  The amount included in unassigned funds (surplus) at December 31, 2008, arising from a change in the additional minimum pension liability recognized was $17.0 million, representing the excess of the additional minimum liability over the unamortized prior service cost at December 31, 2008.  This was reversed in unassigned funds (surplus) in 2009.

54

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10.  Employee Retirement Benefits (continued)

On September 22, 2010, the Company adopted an amendment to the pension plan that changes the formula used to calculate plan participant benefits prospectively effective January 1, 2011, subject to special transition provisions applicable to participants whereby the sum of years of service and age is equal to or greater than 70.  The plan amendment is expected to reduce the annual service cost accrued and participant benefits paid by the pension plan in future years.  The impact to future service cost accrued and participant benefits paid will depend on various factors including length of service and retirement age.  The plan amendment resulted in a $49.6 million decrease in the pension benefit obligation in 2010.

The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations.  The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds.  The discount rate was reduced from 6.125% at December 31, 2009 to 5.75% at December 31, 2010.  This resulted in a $30.4 million increase in the pension benefit obligation in 2010.

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets.  Historical returns are determined by asset class.  The historical relationships between equities, fixed income securities, and other assets are reviewed.  The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return.  The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2010 and 2009, and the target allocation for 2010 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2010	2010	2009
Asset category:
Equity securities	47%	59%	55%
Fixed income securities	40	21	23
Short-term investments	—	—	—
Other	13	20	22
Total	100%	100%	100%

55

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10.  Employee Retirement Benefits (continued)

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk.  Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition.  The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline.  Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level.  Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance.  Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price).  The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities.  The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  The Company’s Level 2 assets primarily include certain debt securities for which public price quotations are not available, but that use other market-observable inputs from third-party pricing service quotes or internal valuation models using observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability.  The Company’s Level 3 assets primarily include private equity fund interests.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.

56

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Mutual Funds

The fair values of mutual funds have been determined utilizing the net asset values of the funds.

Private Equity and Fixed Income Funds

The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.

The fair value of the pension plan’s assets by asset category is as follows:

	Assets
	Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
At December 31, 2010:
Debt securities
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$9,502	$9,502	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	4,203	—	4,203	—
Debt securities issued by foreign governments	1,215	—	1,215	—
Corporate securities	96,649	—	96,649	—
Residential mortgage-backed securities	18,623	—	18,623	—
Commercial mortgage-backed securities	14,072	—	14,072	—
Equity securities
Common equity	285,674	285,674	—	—
Mutual funds	143,260	143,260	—	—
Other invested assets
Private equity	133,948	—	—	133,948
Other assets	19,010	—	8,606	10,404
Total plan assets	$726,156	$438,436	$143,368	$144,352

At December 31, 2009:
Debt securities
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$7,696	$—	$7,696	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	2,754	—	2,754	—
Debt securities issued by foreign governments	2,688	—	2,688	—
Corporate securities	108,953	—	108,953	—
Residential mortgage-backed securities	23,313	—	23,313	—
Commercial mortgage-backed securities	9,229	—	9,229	—
Equity securities
Common equity	237,616	237,616	—	—
Mutual funds	131,489	131,489	—	—
Other invested assets
Private equity	119,298	—	—	119,298
Other assets	24,641	—	14,237	10,404
Total plan assets	$667,677	$369,105	$168,870	$129,702

57

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2010, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2010	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales and Settlements	Transfers In (Out) of Level 3	Ending Assets as of December 31, 2010
	(in thousands)
Other invested assets
Private equity	$119,298	$14,425	$—	$225	$—	$133,948
Other assets	10,404	—	—	—	—	10,404
Total	$129,702	$14,425	$—	$225	$—	$144,352

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2009, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2009	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales and Settlements	Transfers In (Out) of Level 3	Ending Assets as of December 31, 2009
	(in thousands)
Other invested assets
Private equity	$104,636	$12,375	$1,690	$597	$—	$119,298
Other assets	—	—	—	10,404	—	10,404
Total	$104,636	$12,375	$1,690	$11,001	$—	$129,702

For measurement purposes of the postretirement benefit obligation, a 6.0% annual rate of increase in the per capita cost of covered health care benefits is assumed for 2011.  The rate was assumed to decrease gradually to 4.75% for 2016 and remain at that level thereafter.

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2010, by $17.2 million and $(14.7) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2010 by $1.6 million and $(1.4) million, respectively.

The Company made contributions to the postretirement medical plan of $12.6 million in 2010 and expects to contribute $145.1 million between 2011 and 2020, inclusive.  The Company received $1.9 million of subsidies in 2010 and expects to receive $23.8 million of subsidies between 2011 and 2020, inclusive, related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

58

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10.  Employee Retirement Benefits (continued)

At December 31, 2010, the assets of the Company’s pension include approximately $98.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $124.2 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. and a $9.2 million investment in a group annuity contract issued by Lafayette Life.  At December 31, 2009, the assets of the Company’s pension include approximately $121.3 million invested in the Touchstone Family of Funds, which are administered by the Company, $110.6 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. and a $10.3 million investment in a group annuity contract issued by Lafayette Life.

As of December 31, 2010, future benefit payments for the pension plan are expected as follows (in millions):

2011	$43.7
2012	44.8
2013	45.7
2014	46.7
2015	47.7
Five years thereafter	$259.1

Future benefit payments for the postretirement medical plan are expected as follows (in millions):

2011	$9.8
2012	11.0
2013	12.2
2014	12.4
2015	12.5
Five years thereafter	$63.4

The Company does not expect to make contributions to the pension plan during 2011.  The Company expects to contribute approximately $9.8 million during 2011 to its postretirement medical plan.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees.  This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).  The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year.  Total Company contributions to the defined contribution plan were $1.7 million, $1.8 million, and $1.3 million for 2010, 2009 and 2008, respectively.

59

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

11.  Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2010, were as follows:

	Gross	Net of Loading
	(in thousands)

Ordinary new business	$10,191	$594
Ordinary renewal	79,257	53,745
Accident and health renewal	643	406
Assumed investment type contracts	375	375
Total	$90,466	$55,120

60

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2010

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt securities
Bonds:
United States government and government agencies and authorities	$52,264	$56,221	$52,264
States, municipalities and political subdivisions	505,963	521,109	505,963
Foreign governments	31,929	35,686	31,929
All other corporate bonds	2,795,247	2,965,643	2,795,247
Preferred stocks	334	335	334
Total fixed maturities	3,385,737	3,578,994	3,385,737

Equity securities
Common stocks:
Industrial, miscellaneous and all other	698,636	1,040,858	1,040,858

Mortgage loans on real estate	38,567		38,567
Real estate	32,658		32,658
Policy loans	170,600		170,600
Other long-term investments	109,402		109,402
Cash, cash equivalents and short-term investments	242,017		242,017
Total investments	$4,677,617		$5,019,839

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

61

The Western and Southern Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2010
Individual life	$2,512,010	$—	$28,890	$249,087	$196,920	$230,179	$92,852
Individual health	220,824	2,577	3,768	30,327	15,484	5,767	17,026	$30,308
Group life and health	84,040	—	555	4,854	1,858	8,144	122	—
Annuity	10,999	—	14,413	1,987	690	126,870	752
Corporate and other	—	—	—	—	86,252	—	42,933
	$2,827,873	$2,577	$47,626	$286,255	$301,204	$370,960	$153,685

Year ended December 31, 2009
Individual life	$2,492,541	$—	$28,639	$250,726	$196,365	$231,431	$94,192
Individual health	236,573	2,887	3,685	32,469	16,108	(2,339)	18,300	$32,482
Group life and health	117,101	—	763	3,756	3,161	9,233	217	—
Annuity	12,163	—	10,981	(486)	783	126,316	1,220
Corporate and other	—	—	—	—	48,241	—	39,597
	$2,858,378	$2,887	$44,068	$286,465	$264,658	$364,641	$153,526

Year ended December 31, 2008
Individual life	$2,474,741	$—	$23,373	$323,797	$199,307	$322,374	$91,537
Individual health	259,839	3,059	3,944	33,748	18,957	13,475	16,145	$33,767
Group life and health	114,553	—	724	3,135	3,062	6,846	169	—
Annuity	12,949	—	12,348	3,286	912	139,659	965
Corporate and other	—	—	—	—	161,924	—	33,250
	$2,862,082	$3,059	$40,389	$363,966	$384,162	$482,354	$142,066

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

62

The Western and Southern Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2010
Life insurance in force	$16,870,507	$2,383,505	$441,468	$14,928,470	3%
Premiums:
Individual life	$249,741	$1,589	$934	$249,086	0%
Individual health	34,622	4,295	—	30,327	—
Group life and health	4,855	—	—	4,855	—
Annuity	83	—	1,904	1,987	96%
	$289,301	$5,884	$2,838	$286,255	1%

Year ended December 31, 2009
Life insurance in force	$17,146,167	$2,514,058	$455,573	$15,087,682	3%
Premiums:
Individual life	$251,528	$1,621	$819	$250,726	0%
Individual health	36,829	4,360	—	32,469	—
Group life and health	3,756	—	—	3,756	—
Annuity	107	—	(593)	(486)	122%
	$292,220	$5,981	$226	$286,465	0%

Year ended December 31, 2008
Life insurance in force	$17,352,486	$2,675,810	$471,638	$15,148,314	3%
Premiums:
Individual life	$250,736	$4,380	$77,441	$323,797	24%
Individual health	38,982	5,233	—	33,749	—
Group life and health	3,135	—	—	3,135	—
Annuity	109	—	3,176	3,285	97%
	$292,962	$9,613	$80,617	$363,966	22%

63

INT Sep Acct I — VAROOM	April 2011

PART C - Other Information

Item 24.       Financial Statements and Exhibits

(a)   Financial Statements included in Part A:

Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

Separate Account I of Integrity Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2010

Statements of Operations for the Year Ended December 31, 2010

Statements of Changes in Net Assets for the Years Ended December 31, 2010 and 2009

Notes to Financial Statements

Integrity Life Insurance Company (Depositor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2010 and 2009

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2010, 2009 and 2008

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2010, 2009 and 2008

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2010, 2009 and 2008

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2010 and 2009

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2010, 2009 and 2008

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2010, 2009 and 2008

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2010, 2009 and 2008

Notes to Financial Statements (Statutory-Basis)

(b)   Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.     Resolutions of the Board of Directors of Integrity Life Insurance Company (Integrity) authorizing the establishment of Separate Account I, the Registrant.  Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 15 to registration statement on Form N-4 (File No. 333-44876), filed November 7, 2008.

2.     Not Applicable.

3.

a.   Form of Selling/General Agent Agreement between Integrity, Touchstone Securities, Inc. and broker dealers.  Incorporated by reference to Exhibit 99.3(A) to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876), filed July 19, 2006.

b.   Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated January 1, 2006.  Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268), filed February 12, 2007.

4.

a.   Form of owner driven variable annuity contract.  Incorporated by reference to Exhibit 99.4(A) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed August 9, 2010.

b.   Form of death benefit rider.  Incorporated by reference to Exhibit 99.4(B) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed August 9, 2010.

1

c.   Form of Individual Guaranteed Lifetime Withdrawal Benefit Rider.  Incorporated by reference to Exhibit 99.4(C) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed August 9, 2010.

d.   Form of Spousal Guaranteed Lifetime Withdrawal Benefit Rider.  Incorporated by reference to Exhibit 99.4(D) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed August 9, 2010.

e.   Form of traditional and SEP IRA Endorsement.  Incorporated by reference to Exhibit 99.4(E) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

5.     Form of Application for Owner Driven Contract.  Incorporated by reference to Exhibit 99.5 to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed August 9, 2010.

6.

a.     Certificate of Incorporation of Integrity.  Incorporated by reference to Exhibit 99.6(A) to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876), filed on July 19, 2006.

b.     By-Laws of Integrity.  Incorporated by reference to Exhibit 99.6(B) to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876), filed July 19, 2006.

7.     Not applicable.

8.

a.     Participation Agreement among Integrity, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation, filed herewith.

b.     Daily Valuation Agency Agreement between Integrity and The Vanguard Group, Inc., filed herewith.

c.     Voting Agreement between Integrity and The Vanguard Group, Inc. effective December 1, 2010, filed herewith.

d.     Voting Agreement between Integrity and BlackRock, Inc. effective December 1, 2010, filed herewith.

e.     Access Agreement between Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(E) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

f.      ETF xChange Authorization between Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

g.     Custodial Agreement between Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

9.     Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

10.   Consent of Independent Registered Public Accounting Firm, filed herewith.

11.   Not applicable.

12.   Not applicable.

13.   Powers of Attorney of each members of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically John F. Barrett, Jo Ann Davidson, Eugene P. Ruehlmann, George H. Walker, III, and Thomas L. Williams, each dated March 9, 2010, James N. Clark dated March 5, 2010 and Donald A Bliss dated March 12, 2010.  Incorporated by reference to Exhibit 99.13 to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010..

14.   Guarantee from WSLIC to the policy holders of Integrity.  Incorporated by reference to Exhibit 99.14 to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268), filed February 12, 2007.

Item 25.         Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor, are as follows:

Directors:
John F. Barrett	Director, Chairman of the Board
Edward J. Babbitt	Director, Secretary
Jill T. McGruder(1)	Director, President and Chief Executive Officer
John R. Lindholm(2)	Director

2

Robert L. Walker	Director
Donald J. Wuebbling	Director

Officers:
John F. Barrett	Director, Chairman of the Board
Jill T. McGruder	Director, President and Chief Executive Officer
Nicholas P. Sargen(1)	Senior Vice President and Chief Investment Officer
Clint D. Gibler	Senior Vice President and Chief Information Officer
Edward J. Haines(1)	Senior Vice President
Kevin L. Howard	Senior Vice President and General Counsel
Constance M. Maccarone	Senior Vice President
Nora E. Moushey	Senior Vice President and Chief Actuary
Mark Caner	Senior Vice President
Scott W. Edblom	Vice President
Terrie A. Wiedenheft	Vice President
Brian A. Eichhold	Vice President
Daniel W. Harris	Vice President
D. Todd Henderson	Vice President and Chief Risk Officer
Bradley J. Hunkler	Vice President and Chief Accounting Officer
Phillip E. King	Vice President and Auditor
Paul M. Kruth(1)	Vice President
Michael R. Moser	Vice President and Chief Compliance Officer
Denise L. Sparks	Vice President
Richard K. Taulbee	Vice President
James J. Vance	Vice President and Treasurer
Patty J. Wilson(1)	Vice President
Donald P. Myers	Assistant Vice President
Stephen G. Hussey	Assistant Vice President
Andrew P. Shull	Assistant Vice President
Gerald J. Ulland	Assistant Vice President
Marvin J. Cox, Jr.	Manager, New Business
Michael W. Collier	Manager, Financial Services
Edward J. Babbitt	Secretary
Thomas M. Barth	Assistant Treasurer
Douglas B. Perry	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Sharon A. Cummings(1)	Licensing Officer
Brenda L. Elliott(1)	Manager, Licensing

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202

(2) Principal Business Address: 101 South Fifth Street, Suite 3130 Louisville, KY 40202

Item 26.       Persons Controlled by or Under Common Control with Integrity or Registrant

Affiliate	State	Entity	Ownership	Type of Business
506 Phelps Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate
Airport Exchange Hotel Partners	Kentucky	General Partnership	74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc. (ERI)	owns/operates real estate
AMLIWS Summit Ridge, LLC	Missouri	LLC	74% owned by WSLIC, 1% owned by Eagle	owns/operates real estate

3

Affiliate	State	Entity	Ownership	Type of Business
Autumn Village Apartments, LLC	Georgia	LLC	100% owned by Country Place Associates	real estate
Axis Perimeter Center GP, LLC	Ohio	LLC	100% owned by Eagle Realty Investments, Inc.	real estate
Baton Rouge Cottages Investor, LLC	Ohio	LLC	100% owned by Baton Rouge Housing Holdings, LLC	real estate
Baton Rouge Housing Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate
Buckeye Venture Partners, LLC	Ohio	LLC	60% owned by Fort Washington Investment Advisors, Inc. (FWIA); 40% owned by Peppertree Partners, LLC	private equity fund management
BVP NEO, LLC	Ohio	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Capital Analysts Incorporated	Delaware	Corporation	100% owned by Columbus Life Insurance Company (CLIC)	securities broker-dealer and registered investment advisor
Carmel Holdings, LLC	Ohio	LLC	49% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	real estate
Carmel Hotel Investor, LLC	Ohio	LLC	100% owned by Carmel Holdings, LLC	real estate
Carmel Hotel, LLC	Indiana	LLC	74% owned by Carmel Hotel Investor, LLC; 1% owned by ERI	owns/operates real estate
Carmenere, LLC	Texas	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate
Carthage Senior Housing, Ltd.	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	owns/operates real estate
CDC-Baton Rouge, LLC	Alabama	LLC	59% owned by Baton Rouge Cottages Investor, LLC	real estate ownership entities
Centreport Hotels LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
Centreport Partners LP	Texas	Limited Partnership	25.25% owned by WSLIC; 49% owned by WSLR Dallas LLC, 1% owned by ERI	owns/operates real estate
Cleveland East Hotel, LLC	Ohio	LLC	74% owned by WSALD CEH, LLC; 1% owned by ERI	owns/operates real estate
CLIC Agency, Inc.	Ohio	Corporation	100% owned by Columbus Life Insurance Company	insurance agency
Columbus Life Insurance Company	Ohio	Corporation	100% owned by WSLIC	life insurance
Country Place Associates	Ohio	General Partnership	90% owned by WS Country Place GP, LLC; 10% owned by ERI	owns/operates real estate
Courtyard Nursing Care, LLC.	Ohio	LLC	100% owned by WSLAC	owns/operates real estate
Day Hill Road Land LLC	Connecticut	LLC	74% owned by W&S Real Estate Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Dublin Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned by WSLR Columbus LLC, 1% owned by ERI	ownership and operation of real estate
Eagle Realty Group, LLC	Ohio	LLC	100% owned by W&S Operating Holdings, LLC	real estate holding company

4

Affiliate	State	Entity	Ownership	Type of Business
Eagle Realty Investments, Inc. (ERI)	Ohio	Corporation	100% owned by Eagle Realty Group, LLC	real estate
Fort Washington Active Fixed Income LLC	Delaware	LLC	Managing Member Fort Washington Fixed Income LLC and investors include WSLIC	managing member for private fixed income fund
Fort Washington Capital Partners, LLC (FWCP)	Delaware	LLC	100% owned by FWIA	managing partner for numerous private equity funds
Fort Washington Fixed Income LLC	Delaware	LLC	100% owned by FWIA	private fixed income fund
Fort Washington High Yield Investors II, LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	Ohio	Corporation	100% owned by W&S Operating Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V, L.P.	Delaware	Limited Partnership	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	Delaware	Limited Partnership	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	Delaware	Limited Partnership	general partner is FWPEI VI GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VII, L.P.	Delaware	Limited Partnership	general partner is FWPEI VI GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	Delaware	Limited Partnership	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	Delaware	Limited Partnership	General Partner is FWPEO II GP, LLC and WSLIC is an investor	private equity fund
Fort Washington Savings Company	Ohio	Corporation	100% owned by WSLIC	bank
FWPEI V GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of the three private equity funds
FWPEI VI GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of the three private equity funds
FWPEI VII GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of Fund VII
FWPEO II GP, LLC	Delaware	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Galveston Summerbrooke Apts., LLC	Texas	LLC	54% owned by Summerbrooke Apartments Investor, LLC; 1% owned by ERI	owns/operates real estate
Grelot Cody Apartments, LLC	Ohio	LLC	100% owned by Vinings Trace, LLC	real estate

5

Affiliate	State	Entity	Ownership	Type of Business
GS Beach Club, LLC	Delaware	LLC	76.5% owned by Winkler Extension Apartments Investor, LLC	real estate
GS Yorktown Apartments, LP	Delaware	Limited Partnership	59% owned by YT Crossing Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate
IFS Agency Services, Inc.	Pennsylvania	Corporation	100% owned by IFS Financial Services, Inc.	insurance agency
IFS Agency, Inc.	Texas	Corporation	100% owned by IFS Financial Services, Inc.	insurance agency
IFS Financial Services, Inc. (IFS)	Ohio	Corporation	100% owned by Western-Southern Life Assurance Company (WSLAC)	development and marketing of financial products
IFS General Agency, Inc.	Pennsylvania	Corporation	100% owned by IFS Financial Services, Inc.	insurance agency
IFS Insurance Agency, Inc.	Ohio	Corporation	99% owned by IFS	insurance agency
Insurance Profillment Solutions, LLC	Ohio	LLC	100% owned by WSLIC	insurance marketing
IR Mall Associates, Ltd.	Florida	Limited Partnership	49.50% owned by WSLIC	owns/operates real estate
IR Mall Company, L.C.	Florida	LLC	50% owned by ERI	owns/operates real estate
Kentucky Co-Investment Partners, L.P.	Delaware	Limited Partnership	general partner is FWCP	private equity fund
LaFrontera Hotel LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
LaFrontera Lodging Partners LP	Texas	Limited Partnership	74.25% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
Lookout Corporate Center	Ohio	Joint Venture	50% owned by WS Lookout GP, LLC	owns/operates real estate
Mallard Sherburn Apartments, LLC	Ohio	LLC	100% owned by WSLIC	real estate
Meritage Apartments Investors, LLC	Texas	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate
Mission Club Apartments General Partnership	Florida	General Partnership	95.5% owned by WSLIC, 4.5% owned by ERI	owns/operates real estate
National Integrity Life Insurance Company	New York	Corporation	100% owned by ILIC	Insurance
NEO Capital Fund, LP	Delaware	Limited Partnership	General Partner is BVP NEO, LLC	private equity fund
New Mexico Co-Investment Partners, L.P.	Delaware	Limited Partnership	general partner is FWCP	private equity fund
North Braeswood Meritage Holdings, LLC	Ohio	LLC	100% owned by WSLAC	real estate
North Pittsburgh Hotel LLC	Pennsylvania	LLC	74% owned by WSALD NPH, LLC; 1% owned by ERI	owns/operates real estate
Northeast Cincinnati Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned by WSLR Cincinnati LLC, 1% owned by ERI	owns/operates real estate
OTR Housing Associates, L.P.	Ohio	Limited Partnership	98% owned by WSLIC; 1% owned by ERI	owns/operates real estate

6

Affiliate	State	Entity	Ownership	Type of Business
OTR Redevelopment Group, LLC	Ohio	LLC	100% owned by OTR Walnut Housing, Ltd.	real estate
OTR Transitional Housing, L.P.	Ohio	Limited Partnership	99% owned by WSLIC	owns/operates real estate
OTR-Walnut Housing, Ltd.	Ohio	LLC	100% owned by ERI	owns/operates real estate
Park Avenue Lofts, LLC	Colorado	LLC	49% owned by Uptown Denver Investor, LLC; 1% owned by ERI	owns/operates real estate
Peppertree Fund II, LP	Delaware	Limited Partnership	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Fund, LP	Delaware	Limited Partnership	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Partners, LLC	Ohio	LLC	100% voting interest owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Peppertree Special Venture Fund, LLC	Delaware	LLC	Managing Member is Peppertree Partners, LLC	private equity fund
Prairie Lakes Apartments Investor, LLC	Ohio	LLC	100% owned by Prairie Lakes Holdings, LLC	real estate
Prairie Lakes Apartments, LLC	Indiana	LLC	65% total WS affiliated ownership (64% by Prairie Lakes Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.)	real estate
Prairie Lakes Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate
Queen City Square Development I, LLC	Ohio	LLC	100% owned by Eagle Realty Group, LLC	operation of real estate
Queen City Square, LLC	Ohio	LLC	100% owned by The Western and Southern Life Insurance Company (WSLIC)	owns/operates real estate
Race Street Development, Ltd.	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
Ridgegate Apartments Investor, LLC	Ohio	LLC	100% owned by Ridgegate Holdings, LLC	real estate
Ridgegate Commonwealth Apartments, LLC	Colorado	LLC	55% total WS affiliated ownership (44% by Ridgegate Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.)	real estate
Ridgegate Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate
SBDC Management, LLC	California	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate
Seasons Health Care Limited Partnership	Ohio	Limited Partnership	90% owned by WSLAC, 10% owned by Courtyard Nursing Care, LLC	owns/operates real estate
Sedona Apartments, LP	Texas	Limited Partnership	0.1% owned by Sedona Apts GP, LLC, 58.54% owned by Sedona Apartments Investors, L.P. and 41.36% owned by Meritage Apartments Investors, LLC	real estate
Sedona Apts GP, LLC	Texas	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate

7

Affiliate	State	Entity	Ownership	Type of Business
Sedona Apts Investors L.P.	Texas	Limited Partnership	100% owned by North Braeswood Meritage Holdings, LLC	real estate
ServerVault Corp.	Delaware	Corporation	50% owned by WSLIC	technology
Seventh and Culvert Garage, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate
Shelbourne Campus Properties, LLC	Delaware	LLC	54% owned by Shelbourne Housing Investor, LLC; 1% owned by ERI	owns/operates real estate
Shelbourne Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Shelbourne Housing Investor, LLC	Ohio	LLC	100% owned by Shelbourne Holdings, LLC	ownership in real estate entity
Sixth and Race Development, LLC	Ohio	LLC	71% owned by Race Street Development, Ltd., 29% owned by ERI	owns/operates real estate
Skyport Hotel LLC	Kentucky	LLC	25% owned by WSLIC, 49% owned by WSLR Skyport LLC; 1% owned by ERI	owns/operates real estate
Summerbrooke Apartments Investor, LLC	Ohio	LLC	100% owned by Summerbrooke Holdings, LLC	ownership in real estate entity
Summerbrooke Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Sundance Hotel Investor, LLC	Ohio	LLC	100% owned by Sundance LaFrontera Holdings, LLC	real estate
Sundance Hotel, LLC	Texas	LLC	74% by Sundance Hotel Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate
Sundance LaFrontera Holdings, LLC	Ohio	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate
The Lafayette Life Insurance Company	Indiana	Corporation	100% owned by Western & Southern Financial Group, Inc. (WSFG)	insurance
The Ohio Capital Fund LLC	Ohio	LLC	Managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	Ohio	Corporation	100% owned by WSFG	insurance
Touchstone Advisors, Inc.	Ohio	Corporation	100% owned by IFS	registered investment adviser
Touchstone Securities, Inc.	Nebraska	Corporation	100% owned by WSLAC	securities broker-dealer
Tri-State Growth Capital Fund I, L.P.	Delaware	Limited Partnership	general partner is Tri-State Ventures, LLC and investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	Delaware	Limited Partnership	general partner is Tri-State Ventures II, LLC and investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
Tri-State Ventures, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
TSARR, LLC	Ohio	LLC	64% owned by WSACS RR LLC and 1% owned by Eagle Realty Investments, Inc.	real estate
Union Centre Hotel LLC	Ohio	LLC	25% owned by WSLIC; 49% owned by WSLR Union LLC; 1% owned by ERI	owns/operates real estate
Uptown Denver Apartment Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity

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Affiliate	State	Entity	Ownership	Type of Business
Uptown Denver Investor, LLC	Ohio	LLC	100% owned by Uptown Denver Apartment Holdings, LLC	ownership in real estate entity
Vinings Trace, LLC	Indiana	LLC	99% owned by WSLIC, 1% owned by ERI	owns/operates real estate
Vulcan Hotel LLC	Alabama	LLC	25% owned by WSLIC; 49% owned by WSLR Birmingham LLC; 1% owned by ERI	owns/operates real estate
W&S Brokerage Services, Inc.	Ohio	Corporation	100% owned by WSLAC	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	Ohio	Corporation	100% owned by IFS	insurance agency
W&S Operating Holdings, LLC	Ohio	LLC	100% owned by WSLIC	ownership of operating entities
W&S Real Estate Holdings, LLC	Ohio	LLC	100% owned by WSLIC	ownership of real estate entities
WestAd Inc.	Ohio	Corporation	100% owned by WSLIC	advertising and publishing
Western & Southern Agency Services, Inc.	Pennsylvania	Corporation	100% owned by WSLIC	insurance agency
Western & Southern Agency, Inc.	Ohio	Corporation	100% owned by WSLIC	insurance agency
Western & Southern Financial Fund Inc	Ohio	Corporation		charitable giving
Western & Southern Financial Group, Inc. (WSFG)	Ohio	Corporation	100% owned by WSMHC	holding company
Western & Southern Mutual Holding Company (WSMHC)	Ohio	Mutual Holding Company		Mutual insurance holding company
Western-Southern Life Assurance Company (WSLAC)	Ohio	Corporation	100% owned by WSLIC	Insurance
Windsor Hotel LLC	Connecticut	LLC	25% owned by WSLIC; 49% owned by WSLR Hartford LLC; 1% owned by ERI	owns/operates real estate
Winkler Extension Apartments Investor, LLC	Ohio	LLC	100% owned by a trust for Separate Account A	real estate
Wright Executive Hotel Limited Partners	Ohio	Limited Partnership	60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC	owns/operates real estate
WS Airport Exchange GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Country Place GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Lookout JV, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WS Wright Hotel GP, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WSA Commons, LLC	Georgia	LLC	50% owned by WSLIC	owns/operates real estate
WSACS RR Holdings LLC	Ohio	LLC	50% owned by WSLIC	real estate
WSACS RR LLC	Ohio	LLC	100% owned by WSACS RR Holdings LLC	real estate
WSALD CEH, LLC	Ohio	LLC	50% owned by WSLIC	owns/operates real estate
WSALD NPH, LLC	Ohio	LLC	50% owned by WSLIC; 1% owned by Eagle	owns/operates real estate

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Affiliate	State	Entity	Ownership	Type of Business
WSL Partners, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
WSLR Birmingham LLC	Ohio	LLC	100% owned by WSLR LLC	real estate
WSLR Cincinnati LLC	Ohio	LLC	100% owned by WSLR LLC	real estate
WSLR Columbus LLC	Ohio	LLC	100% owned by WSLR LLC	real estate
WSLR Dallas LLC	Ohio	LLC	100% owned by WSLR LLC	real estate
WSLR Hartford LLC	Ohio	LLC	100% owned by WSLR LLC	real estate
WSLR Holdings LLC	Delaware	LLC	24.49% owned by WSLIC	ownership of real estate entity
WSLR LLC	Delaware	LLC	100% owned by WSLR Holdings, LLC	ownership of real estate entities
WSLR Skyport LLC	Ohio	LLC	100% owned by WSLR LLC	real estate
WSLR Union LLC	Ohio	LLC	100% owned by WSLR LLC	real estate
YT Crossing Apartments Investor, LLC	Ohio	LLC	100% owned by YT Crossing Holdings, LLC	real estate ownership entities
YT Crossing Holdings, LLC	Ohio	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities

Item 27.     Number of Contract Owners

As of March 15, 2011, there were 4,944 contract owners of Separate Account I of Integrity, including qualified and non-qualified contracts.

Item 28.     Indemnification

Integrity’s By-Laws provide, in Article V, Section 5.1 provides:

To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

(a)       The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.  The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

(b)      The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

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(1)    Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

(2)    Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

(c)       To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

(d)      Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article.  Such determination shall be made as follows:

(1)    By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

(2)    If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

(3)    By the Shareholders; or

(4)    By the court of common pleas or the court in which such action, suit or proceeding was brought.

Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

(e)       (1)    Expenses, including attorney’s fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

(i)      Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;

(ii)     Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

(2)    Expenses, including attorney’s fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

(f)       The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

(g)      The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section.  Insurance may be purchased from or maintained with a person in whom the Corporation has a financial interest.

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Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

(a)     Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of Integrity Life Insurance Company.  Touchstone Securities also serves as an underwriter for Separate Accounts II and VUL of Integrity Life Insurance Company, Separate Accounts I and II of National Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account I and for the shares of several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)       The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:
James N. Clark(1)	Director
Jill T. McGruder	Director
Donald J. Wuebbling(1)	Director

Officers:
Steven M. Graziano	President
Jill T. McGruder	Chief Executive Officer
Sharon L. Karp	Vice President
Richard K. Taulbee(1)	Vice President
Patricia J. Wilson	Vice President
Brian E. Hirsch	Chief Compliance Officer
James J. Vance	Vice President and Treasurer
Terrie A. Wiedenheft	Chief Financial Officer
Douglas B. Perry(1)	Assistant Treasurer
Timothy D. Speed(1)	Assistant Treasurer
Cheryl J. Stotts(1)	Assistant Treasurer
Rhonda S. Malone(1)	Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

(c)                 Not applicable.

Item 30.       Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 400 Broadway, Cincinnati, Ohio 45202

Item 31.       Management Services

There are currently no management-related services provided to the Registrant.

Item 32.       Undertakings

The Registrant hereby undertakes:

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(a)   to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)   to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)   to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request.

(d)   to update the registration statement if WSLIC terminates its guarantee to Integrity policy holders.

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Integrity represents that the aggregate charges under the variable annuity contract described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 12th day of April, 2011.

SEPARATE ACCOUNT I OF
INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 12th day of April, 2011.

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 12, 2011

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
April 12, 2011

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
April 12, 2011

DIRECTORS:

/s/ John F. Barrett	/s/ Robert L. Walker
John F. Barrett	Robert L. Walker
April 12, 2011	April 12, 2011

/s/ Edward J. Babbitt	/s/ Donald J. Wuebbling
Edward J. Babbitt	Donald J. Wuebbling
April 12, 2011	April 12, 2011

/s/ Jill T. McGruder
Jill T. McGruder
April 12, 2011

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 12th day of April, 2011.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 12, 2011

PRINCIPAL FINANCIAL OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 12, 2011

PRINCIPAL ACCOUNTING OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 12, 2011

DIRECTORS:

/s/ John F. Barrett	/s/ Bradley J. Hunkler
John F. Barrett	Bradley J. Hunkler, Attorney-in-Fact for
April 12, 2011	Eugene P. Ruehlmann
April 12, 2011

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
Donald A. Bliss	George H. Walker, III
April 12, 2011	April 12, 2011

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
James N. Clark	Thomas L. Williams
April 12, 2011	April 12, 2011

/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for
Jo Ann Davidson
April 12, 2011